UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, California 92130
(Address of principal executive offices) (Zip code)

Debra McGinty-Poteet, President
Brandes Investment Trust
11988 El Camino Real, Suite 500
San Diego, California 92130
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 755-0239

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Fund Name
Institutional International Equity Fund
Company Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Item Number	Ballot Issue description	Proponent	mgt vote	Fund Vote
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	1	Receive and adopt the audited accounts for the 52 weeks to 20 MAR 2010 together with the reports of the Directors and Auditors	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	2	Approve the remuneration report for the 52 weeks to 20 MAR 2010	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	3	Declare a final dividend of 10.2 pence per ordinary share	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	4	Election of David Tyler as a Director	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	5	Re-elect Val Gooding as a Director	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	6	Re-elect Justin King as a Director	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	7	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the conclusion of the next AGM	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	8	Authorize the Audit Committee to agree the Auditors' remuneration	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	9
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act 2006  the 2006 Act   to allot
shares or grant rights to subscribe for or to convert any security into shares up to a nominal amount of GBP 117,201,000 such
authority to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985;  Authority expires at the end of the AGM in 2011 or on 20 SEP 2011 , in each case, so that the Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends
								Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.10
Authorize the Directors, subject to the passing of Resolution 9 above, to allot equity shares  defined in Section 560(1) of the 2006
Act  wholly for cash pursuant to the authority given by resolution 9 above or where the allotment constitutes an allotment of equity securities by virtue of Section 563(3) of the 2006 Act, in each case: in connection with a pre-emptive offer, and otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 13,290,000; and as if Section 561(1) of the 2006
Act did not apply to any such allotment;  Authority expires at the end of the AGM in 2011 or on 20 SEP 2011  the Company may
make offers and enter in to agreements during this period which would, or might, require equity securities to be allotted after the power ends
								Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	11	Authorize the Directors to operate the J Sainsbury All Employee Share Ownership Plan for a further 10 years from the date of the passing of this resolution	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	12
Approve, in accordance with Section 366 of the 2006 Act the
Company and any Company which is, or becomes, a subsidiary of the Company during the period to which this resolution relates are authorized to: make donations to political parties or independent election candidates, as defined in Section 363 and 364 of the
2006 Act, not exceeding GBP 50,000 in total; make donations to political organizations other than political parties, as defined in
Section 363  and 364 of the 2006 Act, not exceeding GBP 50,000 in total; and  incur political expenditure, as defined 365 of the 2006
Act, not exceeding GBP 50,000 in total during the period
beginning with the date of the passing of this resolution  Authority expires on 20 SEP 2011 or if sooner the date of the Company's
AGM in 2011
								Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.13	Authorize the Company to purchase its own shares	Mgmt	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.14	Authorize the Company to call a general meeting on not less than 14 clear days' notice	Mgmt	For	Against
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.15	Adopt the new Articles of Association	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	1	Receive annual report and accounts	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	2	Approve the remuneration report	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	3	Declare final dividend	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	4	Re-elect Sir Stuart Rose	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	5	Election of Marc Bolland	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	6	Election of John Dixon	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	7	Re-elect Martha Lane Fox	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	8	Re-elect Steven Holliday	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	9	Re-appoint PWC as the Audtors	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	10	Authorize the Audit Committee to determine Auditor's remuneration	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	11	Authorize the allotment of shares	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.12	Approve to disapply pre-emption rights	Mgmt	For	Against
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.13	Authorize the purchase of own shares	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.14	Approve to call general meetings on 14 days' notice	Mgmt	For	Against
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	15	Authorize the Company and its subsidiaries to make political donations	Mgmt	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.16	Adopt new Articles of Association	Mgmt	For	For
FLEXTRONICS INTERNATIONAL LTD.	Singapore	23-Jul-2010	Annual		Y2573F102	1A	ELECTION OF DIRECTOR: H. RAYMOND BINGHAM	Mgmt	For	For
FLEXTRONICS INTERNATIONAL LTD.	Singapore	23-Jul-2010	Annual		Y2573F102	1B	ELECTION OF DIRECTOR: DR. WILLY C. SHIH	Mgmt	For	For
FLEXTRONICS INTERNATIONAL LTD.	Singapore	23-Jul-2010	Annual		Y2573F102	2	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTRONICS'S INDEPENDENT AUDITORS FOR THE 2011 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	Mgmt	For	For
FLEXTRONICS INTERNATIONAL LTD.	Singapore	23-Jul-2010	Annual		Y2573F102	3	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	Mgmt	For	Against
FLEXTRONICS INTERNATIONAL LTD.	Singapore	23-Jul-2010	Annual		Y2573F102	4	TO APPROVE THE ADOPTION OF THE FLEXTRONICS INTERNATIONAL LTD. 2010 EQUITY INCENTIVE PLAN.	Mgmt	For	For
FLEXTRONICS INTERNATIONAL LTD.	Singapore	23-Jul-2010	Annual		Y2573F102	S1	TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEXTRONICS OF ITS OWN ISSUED ORDINARY SHARES.	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	1	Receive the Company's accounts and reports of the Directors and the Auditor for the YE 31 MAR 2010	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	2	Re-elect Sir John Bond as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	3	Re-elect John Buchanan as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	4	Re-elect Vittorio Colao as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	5	Re-elect Michel Combes as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	6	Re-elect Andy Halford as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	7	Re-elect Stephen Pusey as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	8	Re-elect Alan Jebson as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	9	Re-elect Samuel Jonah as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	10	Re-elect Nick Land as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	11	Re-elect Anne Lauvergeon as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	12	Re-elect Luc Vandevelde as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	13	Re-elect Anthony Watson as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	14	Re-elect Philip Yea as a Director	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	15	Approve a final dividend of 5.65p per ordinary share	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	16	Approve the remuneration report	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	17	Re-appoint Deloitte LLP as the Auditors	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	18	Authorize the Audit Committee to determine the remuneration of the Auditors	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	19	Authorize the Directors to allot shares	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	S.20	Authorize the Directors to dis-apply pre-emption rights	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	S.21	Authorize the Company to purchase its own shares [Section 701, (Companies Act 2006]	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	S.22	Adopt new Articles of Association	Mgmt	For	For
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	S.23	Authorize the calling of a general meeting other than an AGM on not less than 14 clear days' notice	Mgmt	For	Against
VODAFONE GROUP PLC NEW	United Kingdom	27-Jul-2010	Annual		G93882135	24	Approve the continued operation of the Vodafone Share Incentive Plan	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	05-Aug-2010	EGM		P11427112	I	Ratify the increase in the share capital of Banco Do Brasil in the amount of BRL 42,815 ,414.80, in reference to the exercise of the series C warrants	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	05-Aug-2010	EGM		P11427112	II	Amend the Article 7 of the Corporate Bylaws as a result of the public share offering and of the exercise of the series C warrants	Mgmt	For	For
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	0	The Chairman's introduction	Non-Voting
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	0	Addresses to shareholders	Non-Voting
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	0	Shareholder discussion	Non-Voting
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	1	Authorize the Directors to fix the remuneration of the Auditors, KPMG	Mgmt	For	For
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	2	Re-elect Dr. Murray Horn as a Director of Telecom	Mgmt	For	For
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	3	Election of Ms. Sue Sheldon as a Director of Telecom	Mgmt	For	For
TELECOM CORP NEW ZEALAND LTD	New Zealand	30-Sep-2010	Annual		Q89499109	0	Other business	Non-Voting
SNS REAAL N.V.	Netherlands	07-Oct-2010	EGM		N8126Z109	1	Opening	Non-Voting
SNS REAAL N.V.	Netherlands	07-Oct-2010	EGM		N8126Z109	2	Appointment of Mr. P.C. Overmars as a Member of the Supervisory Board	Mgmt	For	For
SNS REAAL N.V.	Netherlands	07-Oct-2010	EGM		N8126Z109	3	Approve the granting of discharge from liability to Mr. S.C.J.J. Kortmann	Mgmt	For	For
SNS REAAL N.V.	Netherlands	07-Oct-2010	EGM		N8126Z109	4	Any other business	Non-Voting
SNS REAAL N.V.	Netherlands	07-Oct-2010	EGM		N8126Z109	5	Closure	Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	1	Opening and announcements	Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	2	Report and annual accounts for the period 01 JUL 2009 - 30 JUN 2010	Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	3	Composition board	Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	4	Recent legislative changes registration date and convocation period	Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	5	Any other business	Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	6	End	Non-Voting
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	1
Authority to give effect to the scheme of arrangement dated 1
OCT 2010, and related actions including: (a) Authority to approve the scheme and take all necessary or appropriate actions; (b)
Authority to approve the reduction of capital of the Company; (c)
Authority to approve the capitalisation of the reserve arising by way of the reduction of capital and authority to allot new shares in the Company; (d) Authority to approve the reclassification of one share in the Company as an A ordinary share; and (e) Authority to amend the Articles of Association of the Company
								Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	2	Authority to cancel New Wolseley's share premium account on the Scheme of Arrangement becoming effective and the credit of an equivalent amount to a reserve of profit	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	3	Authority to delist the Company's shares from the Official List	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	4	Authority to approve the New Wolseley Long Term Incentive Scheme 2010 to be adopted by New Wolseley	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	5	Authority to approve the New Wolseley Share Option Plan 2010 to be adopted by New Wolseley	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	6	Authority to approve the New Wolseley Restricted Share Plan 2010 to be adopted by New Wolseley	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	7	Authority to approve the New Wolseley Employees Savings Related Share Option Scheme 2010 to be adopted by New Wolseley	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	8	Authority to approve the New Wolseley Employee Share Purchase Plan 2010 to be adopted by New Wolseley	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	9	Authority to approve the New Wolseley European Sharesave Plan 2010 to be adopted by New Wolseley	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	10	Authority to amend the rules of the Wolseley Employee share purchase plan 2001 and the Wolseley European Sharesave Plan; and	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Scheme		G97278116	11	Authority to amend the rules of the Wolseley Share Option Plan 2003	Mgmt	For	For
WOLSELEY PLC	United Kingdom	02-Nov-2010	Court		G97278116	1	To consider and, if thought fit approve the proposed scheme of arrangement	Mgmt	For	For
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	1.
Matters concerning approval of the Share Exchange Agreement
between the Company and The Sumitomo Trust and Banking Co.,
Ltd. (PLEASE NOTE THAT THIS AGENDA ITEM DOUBLE AS
THE AGENDA OF THE CLASS SHAREHOLDERS MEETING OF
COMMON SHAREHOLDERS.)
								Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	2.
Amend Articles to: Change Official Company Name to Sumitomo
Mitsui Trust Holdings, Inc. , Change Company's Location to
Chiyoda-ku, Tokyo , Increase Capital Shares to be issued to
9,100,000,000 shs. , Approve Provisions relating to Preferred
Stock (PLEASE NOTE THAT THIS AGENDA ITEM DOUBLE AS
THE AGENDA OF THE CLASS SHAREHOLDERS MEETING OF
COMMON SHAREHOLDERS.)
								Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	3.1	Appoint a Director	Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	3.2	Appoint a Director	Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	3.3	Appoint a Director	Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	3.4	Appoint a Director	Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	3.5	Appoint a Director	Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	4.1	Appoint a Corporate Auditor	Mgmt	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	4.2	Appoint a Corporate Auditor	Mgmt	For	For
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	4.3	Appoint a Corporate Auditor	Mgmt	For	For
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	22-Dec-2010	EGM		J0752J108	5.	Approve Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Directors and Corporate Auditors	Mgmt	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	11-Jan-2011	Special		15234Q207	01	CAPITAL INCREASE WITH ISSUANCE OF NEW SHARES.	Mgmt	For	Against
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	1	To receive and adopt the Report of the Directors and the financial statements	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	2	To receive and adopt the Directors' Remuneration Report	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	3	To elect Mr. John Martin a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	4	To re-elect Mr. Ian Meakins a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	5	To re-elect Mr. Frank Roach a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	6	To re-elect Mr. Gareth Davis a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	7	To re-elect Mr. Andrew Duff a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	8	To re-elect Mr. Nigel Stein a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	9	To re-elect Mr. Michael Wareing a Director	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	10	To re-appoint Auditors, PricewaterhouseCoopers LLP	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	11	To authorise the Directors to determine the Auditors' remuneration	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	12	To give limited authority to incur political expenditure and to make political donations	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	13	To give limited powers to the Directors to allot equity securities	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	14	To give limited powers to the Directors to allot equity securities for cash without the application of pre-emption rights	Mgmt	For	For
WOLSELEY PLC JERSEY	United Kingdom	20-Jan-2011	Annual		G9736L108	15	To give renewed limited authority for the Directors to purchase ordinary shares	Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	E1	PROPOSAL TO AMEND ARTICLE 8 OF THE BY LAWS, IN ACCORDANCE WITH THE PROVISIONS SET FORTH IN ARTICLES 13, NUMERAL V, AND 48 OF THE MEXICAN SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES).	Mgmt	For	Against
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	E2	PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE COMPANY IN ITS VARIABLE PORTION, AND TO ISSUE NOTES CONVERTIBLE INTO SHARES.	Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	E3	APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING.	Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O1	PRESENTATION OF THE REPORT BY THE CHIEF EXECUTIVE OFFICER, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O2	RESOLUTION ON ALLOCATION OF PROFITS.	Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O3
PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE
COMPANY IN ITS VARIABLE PORTION THROUGH: (A)
CAPITALIZATION OF RETAINED EARNINGS; AND (B)
ISSUANCE OF TREASURY SHARES IN ORDER TO
PRESERVE THE RIGHTS OF NOTE HOLDERS PURSUANT TO
THE COMPANY'S ISSUANCE OF CONVERTIBLE NOTES.
								Mgmt	For	Against
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O4	APPROVAL OF A PROPOSAL TO EXTEND UNTIL DECEMBER 2013 THE CURRENT OPTIONAL STOCK PURCHASE PROGRAM FOR THE COMPANY'S EMPLOYEES, OFFICERS, AND MEMBERS OF THE BOARD OF DIRECTORS.	Mgmt	For	Against
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O5	APPOINTMENT OF DIRECTORS, MEMBERS AND PRESIDENT OF THE AUDIT, CORPORATE PRACTICES AND FINANCE COMMITTEES.	Mgmt	For	Against
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O6	COMPENSATION OF THE MEMBERS OF THE BOARD OF DIRECTORS AND OF THE AUDIT, CORPORATE PRACTICES AND FINANCE COMMITTEE.	Mgmt	For	Against
CEMEX, S.A.B. DE C.V.	Mexico	24-Feb-2011	Special		151290889	O7	APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING.	Mgmt	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	25-Feb-2011	Special		15234Q207	01	ELECTION OF MEMBER OF THE BOARD OF DIRECTORS: JOSE DA COSTA CARVALHO NETO	Mgmt	For	Against
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1A	ELECTION OF DIRECTOR: PIERRE R. BRONDEAU	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1B	ELECTION OF DIRECTOR: JUERGEN W. GROMER	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1C	ELECTION OF DIRECTOR: ROBERT M. HERNANDEZ	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1D	ELECTION OF DIRECTOR: THOMAS J. LYNCH	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1E	ELECTION OF DIRECTOR: DANIEL J. PHELAN	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1F	ELECTION OF DIRECTOR: FREDERIC M. POSES	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1G	ELECTION OF DIRECTOR: LAWRENCE S. SMITH	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1H	ELECTION OF DIRECTOR: PAULA A. SNEED	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1I	ELECTION OF DIRECTOR: DAVID P. STEINER	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1J	ELECTION OF DIRECTOR: JOHN C. VAN SCOTER	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	2A
TO APPROVE THE 2010 ANNUAL REPORT OF TYCO
ELECTRONICS LTD. (EXCLUDING THE STATUTORY
FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED
SEPTEMBER 24, 2010 AND THE CONSOLIDATED FINANCIAL
STATEMENTS FOR THE FISCAL YEAR ENDED SEPTEMBER
24, 2010)
								Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	2B	TO APPROVE THE STATUTORY FINANCIAL STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE FISCAL YEAR ENDED SEPTEMBER 24, 2010	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	2C	TO APPROVE THE CONSOLIDATED FINANCIAL STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE FISCAL YEAR ENDED SEPTEMBER 24, 2010	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	03	TO RELEASE THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF TYCO ELECTRONICS FOR ACTIVITIES DURING THE FISCAL YEAR ENDED SEPTEMBER 24, 2010	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	4A	TO ELECT DELOITTE & TOUCHE LLP AS TYCO ELECTRONICS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2011	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	4B	TO ELECT DELOITTE AG, ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SWISS REGISTERED AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO ELECTRONICS	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	4C	TO ELECT PRICEWATERHOUSECOOPERS AG, ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SPECIAL AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO ELECTRONICS	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	05	AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	06
AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN
ADVISORY VOTE ON EXECUTIVE COMPENSATION. THERE
IS NO MANAGEMENT RECOMMENDATION FOR PROPOSAL
6. IF NO DIRECTION IS MADE OR GIVEN, THIS PROPOSAL
WILL BE VOTED AS ABSTAIN.
								Mgmt	None	1 Year
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	07
TO APPROVE A DIVIDEND PAYMENT TO SHAREHOLDERS IN
A SWISS FRANC AMOUNT EQUAL TO US$ 0.72 PER ISSUED
SHARE (INCLUDING TREASURY SHARES) TO BE PAID IN
FOUR EQUAL QUARTERLY INSTALLMENTS OF US$ 0.18
STARTING WITH THE THIRD FISCAL QUARTER OF 2011 AND
ENDING IN THE SECOND FISCAL QUARTER OF 2012
PURSUANT TO THE TERMS OF THE DIVIDEND RESOLUTION
								Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	08	TO APPROVE THE CHANGE OF TYCO ELECTRONICS' CORPORATE NAME FROM "TYCO ELECTRONICS LTD." TO "TE CONNECTIVITY LTD." AND RELATED AMENDMENTS TO THE ARTICLES OF ASSOCIATION	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	09	TO APPROVE THE RENEWAL OF AUTHORIZED CAPITAL AND RELATED AMENDMENT TO THE ARTICLES OF ASSOCIATION	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	10	TO APPROVE A REDUCTION OF SHARE CAPITAL FOR SHARES ACQUIRED UNDER TYCO ELECTRONICS' SHARE REPURCHASE PROGRAM AND RELATED AMENDMENTS TO THE ARTICLES OF ASSOCIATION	Mgmt	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	11	TO APPROVE AN AUTHORIZATION RELATED TO TYCO ELECTRONICS' SHARE REPURCHASE PROGRAM	Mgmt	For	Against
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	12	TO APPROVE ANY ADJOURNMENTS OR POSTPONEMENTS OF THE ANNUAL GENERAL MEETING	Mgmt	For	Against
SK TELECOM CO., LTD.	South Korea	11-Mar-2011	Annual		78440P108	01	APPROVAL OF FINANCIAL STATEMENTS FOR THE 27TH FISCAL YEAR (FROM JANUARY 1, 2010 TO DECEMBER 31, 2010), AS SET FORTH IN ITEM 1 OF THE COMPANY'S AGENDA ENCLOSED HEREWITH.	Mgmt	For	For
SK TELECOM CO., LTD.	South Korea	11-Mar-2011	Annual		78440P108	02	APPROVAL OF THE CEILING AMOUNT OF THE REMUNERATION FOR DIRECTORS. * PROPOSED CEILING AMOUNT OF THE REMUNERATION FOR DIRECTORS IS KRW 12 BILLION.	Mgmt	For	For
SK TELECOM CO., LTD.	South Korea	11-Mar-2011	Annual		78440P108	03	AMENDMENT TO THE COMPANY REGULATION ON EXECUTIVE COMPENSATION AS SET FORTH IN ITEM 2 OF THE COMPANY'S AGENDA ENCLOSED HEREWITH.	Mgmt	For	For
SK TELECOM CO., LTD.	South Korea	11-Mar-2011	Annual		78440P108	4A	ELECTION OF DIRECTOR.	Mgmt	For	For
SK TELECOM CO., LTD.	South Korea	11-Mar-2011	Annual		78440P108	4B	ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR.	Mgmt	For	For
SK TELECOM CO., LTD.	South Korea	11-Mar-2011	Annual		78440P108	4C	ELECTION OF MEMBERS OF THE AUDIT COMMITTEE.	Mgmt	For	For
KOREA ELECTRIC POWER CORPORATION	South Korea	11-Mar-2011	Annual		500631106	01
SHAREHOLDER APPROVAL OF THE NON-CONSOLIDATED
BALANCE SHEETS, STATEMENTS OF INCOME AND
STATEMENTS OF DISPOSITION OF DEFICIT AS OF OR FOR
THE FISCAL YEAR ENDED DECEMBER 31, 2010, EACH
PREPARED IN ACCORDANCE WITH GENERALLY ACCEPTED
ACCOUNTING PRINCIPLES IN KOREA, OR KOREAN GAAP
								Mgmt	For	For
KOREA ELECTRIC POWER CORPORATION	South Korea	11-Mar-2011	Annual		500631106	02	CEILING ON REMUNERATION OF KEPCO'S DIRECTORS	Mgmt	For	For
KOREA ELECTRIC POWER CORPORATION	South Korea	11-Mar-2011	Annual		500631106	3A	APPOINTMENT OF STANDING DIRECTOR: CHONG-YOUNG KIM	Mgmt	For	For
KOREA ELECTRIC POWER CORPORATION	South Korea	11-Mar-2011	Annual		500631106	3B	APPOINTMENT OF STANDING DIRECTOR: JONG-HO KIM	Mgmt	For	For
KOREA ELECTRIC POWER CORPORATION	South Korea	11-Mar-2011	Annual		500631106	3C	APPOINTMENT OF STANDING DIRECTOR: IN-KOOK CHO	Mgmt	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	16-Mar-2011	Special		15234Q207	01
DECIDE ON THE APPROVAL OF THE CAPITAL INCREASE ON
155 TH GENERAL ASSEMBLY MEETING HELD ON 01/11/2011
IN THE AMOUNT OF R $ 5,148,764,252.10 (FIVE BILLION, ONE
HUNDRED FORTY-EIGHT MILLION, SEVEN HUNDRED SIXTY-
FOUR THOUSAND, TWO HUNDRED FIFTY-TWO REAIS AND
TEN CENTS).
								Mgmt	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	16-Mar-2011	Special		15234Q207	02
AMEND ARTICLE 6 OF THE BYLAWS IN ORDER TO
ESTABLISH THE CAPITAL OF THE CORPORATION IS LISTED
AS: "SOCIAL CAPITAL IS R $ 31,305,331,463.74, DIVIDED INTO
1,087,050,297 COMMON SHARES, 146,920 PREFERRED
SHARES OF CLASS A AND 265,436,883 PREFERRED CLASS
"B", WITHOUT PAR VALUE."
								Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	25-Mar-2011	Special		151290889	01
TO AMEND CLAUSE FIRST OF THE INDENTURE GOVERNING
NON-REDEEMABLE ORDINARY PARTICIPATION
CERTIFICATES NAMED "CEMEX.CPO" AND TO INCREASE
NUMBER OF "CEMEX.CPO"S TO BE SUBSCRIBED AT A
LATER DATE AS A RESULT OF CONVERSION OF NOTES
ISSUED BY CEMEX, S.A.B. DE C.V., ALL OF FOREGOING TO
COMPLY WITH THE RESOLUTIONS ADOPTED BY THE
EXTRAORDINARY GENERAL SHAREHOLDERS MEETING.
								Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	25-Mar-2011	Special		151290889	02	APPOINTMENT OF SPECIAL DELEGATES.	Mgmt	For	For
CEMEX, S.A.B. DE C.V.	Mexico	25-Mar-2011	Special		151290889	03	READING AND APPROVAL OF THE MINUTES OF THE MEETING.	Mgmt	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	1.	Approve Appropriation of Retained Earnings	Mgmt	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.1	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.2	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.3	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.4	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.5	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.6	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.7	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.8	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.9	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.10	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.11	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.12	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.13	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.14	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.15	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.16	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.17	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.18	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.19	Appoint a Director	Mgmt	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	3.	Appoint a Corporate Auditor	Mgmt	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	4.	Approve Payment of Bonuses to Directors	Mgmt	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	5.	Issuance of Share Options as Stock Options without Compensation	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.1	Financial statement as of 31 December 2010. Related and consequential resolutions	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108
PLEASE NOTE THAT ALTHOUGH THERE ARE 3 SLATES TO
BE ELECTED, THERE IS ONLY 1 VA-CANCY AVAILABLE TO
BE FILLED AT THE MEETING. THE STANDING
INSTRUCTIONS FOR THI-S MEETING WILL BE DISABLED
AND, IF YOU CHOOSE, YOU ARE REQUIRED TO VOTE ON
ONL-Y 1 OF THE 3 SLATES. THANK YOU
								Non-Voting
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.2.1
Appointment of the board of directors: List presented by Telco
S.p.A, holding 22.40% of company stock capital: 1. Mr. Cesar
Alierta Izuel, 2. Mr. Tarak Ben Ammar, 3. Mr. Franco Bernabe, 4.
Mr. Elio Cosimo Catania, 5. Mr. Jean Paul Fitoussi, 6. Mr.
Gabriele Galateri di Genola, 7. Mr. Julio Linares Lopez, 8. Mr.
Gaetano Micciche, 9. Mr. Aldo Minucci, 10. Mr. Renato Pagliaro,
11. Mr. Marco Patauno, 12. Mr. Mauro Sentinelli, 13. Mr.
Francesco Coatti, 14. Mr. Filippo Bruno and 15. Mr. Oliviero
Edoardo Pessi
								Shareholder	For	Abstain
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.2.2
Appointment of the board of directors: List presented by Findim
Group S.p.A. currently holding 4.90% of company stock capital: 1.
Mr. Gianemilio Osculati, 2.Mr. Paolo Carlo Renato Dal Pino and
3.Mr. Carlos Manuel De Lucena e Vasconcelos Cruz
								Shareholder	None	None
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.2.3	Appointment of the board of directors: List presented by a group of S.G.R. and some Foreign Institutional Investors: 1. Mr. Luigi Zingales, 2.Mr. Ferdinando Falco Beccalli and 3.Mr. Francesco Profumo	Shareholder	None	None
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.3	Updating of the economic status of the auditing for the period 2011 2018. Related and consequential resolutions	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.4	Authorisation to purchase and dispose own shares	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.5	Long term incentive plan 2011. Related and consequential resolutions	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	a.6	Amendments of the meeting regulations. Related and consequential resolutions	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	e.1	Amendments of art 15, 18 and 19 of company's corporate bylaws. Related and consequential resolutions	Mgmt	For	For
TELECOM ITALIA SPA, MILANO	Italy	09-Apr-2011	MIX		T92778108	e.2
Granting authority to increase the corporate capital versus
payment and free of payment for a maximum of EUR 15,500,000
in relation to the long term incentive plan 2011. Related and consequential resolutions
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	1	The Nomination Committee proposes the Chairman of the Board of Directors, Mich-ael Treschow, be elected Chairman of the Meeting	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	2	Preparation and approval of the voting list	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	3	Approval of the agenda of the Meeting	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	4	Determination whether the Meeting has been properly convened	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	5	Election of two persons approving the minutes	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	6	Presentation of the annual report, the auditors' report, the consolidated acco-unts, the auditors' report on the consolidated accounts and the auditors' pres-entation of the audit work during 2010	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	7	The President's speech and questions by the shareholders to the Board of Direc-tors and the management	Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	8.1	Resolution with respect to: adoption of the income statement and the balance sheet, the consolidated income statement and the consolidated balance sheet	Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	8.2	Resolution with respect to: discharge of liability for the members of the Board of Directors and the President	Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	8.3
The Board of Directors proposes a dividend of SEK 2.25 per share and Monday, April 18, 2011, as record date for dividend.
Assuming this date will be the record day, Euroclear Sweden AB is expected to disburse dividends on Thursday, April 21, 2010
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.1	The number of Board members to be elected by the Meeting shall remain twelve and no Deputy Directors be elected	Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.2
The fees to the non-employed Board members and to the non-
employed members of the Committees to the Board of Directors elected by the Meeting be paid as follows: SEK 3,750,000 to the
Chairman of the Board of Directors (unchanged); SEK 825,000
each to the other Board members (previously SEK 750,000); SEK
350,000 to the Chairman of the Audit Committee (unchanged);
SEK 250,000 each to the other members of the Audit Committee
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
(unchanged); SEK 200,000 each to the Chairmen of the Finance and the Remuneration Committee (previously SEK 125,000); and
SEK 175,000 each to the other members of the Finance and the
Remuneration Committee (previously SEK 125,000). Fees in the form of synthetic shares: The Nomination Committee proposes the
Directors should be offered, on unchanged terms, the possibility to receive part of the fees in respect of their Board assignment
(however, not in respect of committee work) in the form of
synthetic shares. A synthetic share signifies a right to receive future payment of an amount corresponding to the market price of a share of series B in the Company on NASDAQ OMX Stockholm
at the time of payment. The following principal terms and
conditions shall apply. A nominated Director shall have the
possibility of choosing to receive the fee in respect of his or her
Board assignment, according to the following four alternatives: 25 percent in cash – 75 percent in synthetic shares; 50 percent in cash – 50 p

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.3
Chairman of the Board of Directors: The Nomination Committee
proposes Leif Johansson be elected new Chairman of the Board of Directors (Michael Treschow, presently Chairman of the Board, has declined re-election). Other members of the Board of
Directors: The Nomination Committee proposes re-election of
Roxanne S. Austin, Sir Peter L. Bonfield, Borje Ekholm, Ulf J.
Johansson, Sverker Martin-Lof, Nancy McKinstry, Anders Nyr n,
Carl-Henric Svanberg, Hans Vestberg and Michelangelo Volpi and
election of Jacob Wallenberg as new Board member (Marcus
Wallenberg has declined re-election)
								Mgmt	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.4
Procedure on appointment of the Nomination Committe and
determination of the assignment of the Committee: The
Nomination Committee proposes a procedure on appointment of
the Nomination Committee, in substance as follows: The
Company shall have a Nomination Committee of no less than five members. One member shall be the chairman of the Board of
Directors. Based on the shareholding statistics the Company
receives from Euroclear Sweden AB as per the last bank day of the month in which the Annual General Meeting is held, the
Nomination Committee shall, without unnecessary delay, identify the four largest shareholders by voting power of the Company. As soon as reasonably feasible, the Nomination Committee shall, in a suitable manner, contact the identified four largest shareholders and request them, within reasonable time considering the
circumstances, however not exceeding 30 days, to provide in
writing to the Nomination Committee the name of the person the shareholder wish to appoint member of the Nomination
Com
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.5	Fees payable to the members of the Nomination Committee: The Nomination Committee proposes no remuneration be paid to the Nomination Committee members	Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.6	Fees payable to the Auditor: The Nomination Committee proposes, like previous years, the Auditor fees be paid against approved account	Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.7
Election of Auditor: The Nomination Committee proposes
PricewaterhouseCoopers be appointed Auditor for the period as of the end of the Annual General Meeting 2011 until the end of the
Annual General Meeting 2012
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	10
Guidelines for remuneration to senior management: The Board of
Directors proposes the Annual General Meeting resolves on the following guidelines for remuneration and other employment terms for the senior management for the period up to the 2012 Annual
General Meeting. The guidelines proposed do not comprise any material changes compared to the principles resolved by the 2010
Annual General Meeting. 2011 Remuneration Policy:
Remuneration at Ericsson is based on the principles of
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
performance, competitiveness and fairness. These principles and good practice in Sweden guide our policy to: Attract and retain highly competent, performing and motivated people that have the ability, experience and skill to deliver on the Ericsson strategy;
Encourage behavior consistent with Ericsson's culture and core values of professionalism, respect and perseverance; Ensure
fairness in reward by delivering total remuneration that is
appropriate but not excessive; Ensure a total compensation mix of fixed and variable remuneration and benefits that reflects the
Company's principles and is competitive where Ericsson
competes for talent; Encourage variable remuneration which, first, aligns employees with clear and relevant targets, second,
reinforces performance and, third, enables flexible remuneration costs; Ensure that all variable remuneration plans have maximum award and vesting limits; Encourage employees to deliver
sustained performance and build up a personal shareholding in
Ericsson, aligning the in

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.1
Implementation of the Stock Purchase Plan: All employees within the Ericsson Group, except for what is mentioned in the fourth paragraph below, will be offered to participate in the Stock
Purchase Plan. Employees who participate in the Stock Purchase
Plan shall, during a 12 month period from the implementation of the plan, be able to invest up to 7.5 percent of gross fixed salary in shares of series B in the Company on NASDAQ OMX Stockholm
or in ADSs on NASDAQ. The CEO shall have the right to invest up to 10 percent of gross fixed salary and 10 percent of short term variable remuneration for purchase of shares. If the purchased shares are retained by the employee for three years from the
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
investment date and the employment with the Ericsson Group
continues during that time, the employee will be given a
corresponding number of shares of series B or ADSs, free of
consideration. Participation in the Stock Purchase Plan
presupposes that such participation is legally possible in the various jurisdictions concerned and that the administrative costs and financial efforts are reasonable in the opinion of the Company

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.2
Transfer of treasury stock for the Stock Purchase Plan: a)
Transfer of treasury stock to employees Transfer of no more than
9,800,000 shares of series B in the Company may occur on the following terms and conditions: The right to acquire shares shall be granted to such persons within the Ericsson Group covered by the terms and conditions of the Stock Purchase Plan.
Furthermore, subsidiaries within the Ericsson Group shall have the right to acquire shares, free of consideration, and such subsidiaries shall be obligated to immediately transfer, free of consideration, shares to their employees covered by the terms and conditions of the Stock Purchase Plan; The employee shall have the right to receive shares during the period when the
employee is entitled to receive shares pursuant to the terms and conditions of the Stock Purchase Plan, i.e. during the period from
November 2011 up to and including November 2015; Employees
covered by the terms and conditions of the Stock Purchase Plan shall receive shares of serie
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.3
Equity Swap Agreement with third party in relation to the Stock
Purchase Plan: In the event that the required majority is not reached under item 11.2 above, the financial exposure of the
Stock Purchase Plan shall be hedged by the Company entering
into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the Stock Purchase Plan
								Mgmt	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.4
Implementation of the Key Contributor Retention Plan: In addition to the regular matching of one share pursuant to the Stock
Purchase Plan described above, up to 10 percent of the
employees (presently approximately 9,000) are selected as key contributors and will be offered an additional matching of shares, free of consideration, within the Key Contributor Retention Plan. If the shares purchased in accordance with the terms and conditions of the Stock Purchase Plan are retained by an employee for three years from the investment date and the employment with the
Ericsson Group continues during that time, the employee will be entitled to an additional matching share, free of consideration, for every share purchased, in addition to the regular matching of one share. Participation in the Key Contributor Retention Plan
presupposes that such participation is legally possible in the various jurisdictions concerned and that the administrative costs and financial efforts are reasonable in the opinion of the
Company. Th
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.5
Transfer of treasury stock for the Key Contributor Retention Plan:
a) Transfer of treasury stock to employees Transfer of no more than 6,100,000 shares of series B in the Company may occur on the following terms and conditions; The right to acquire shares shall be granted to such persons within the Ericsson Group
covered by the terms and conditions of the Key Contributor
Retention Plan. Furthermore, subsidiaries within the Ericsson
Group shall have the right to acquire shares, free of consideration, and such subsidiaries shall be obligated to immediately transfer, free of consideration, shares to their employees covered by the terms and conditions of the Key Contributor Retention Plan; The employee shall have the right to receive shares during the period when the employee is entitled to receive shares pursuant to the terms and conditions of the Key Contributor Retention Plan, i.e.
during the period from November 2011 up to and including
November 2015; Employees covered by the terms and conditions of the Key C
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.6
Equity Swap Agreement with third party in relation to the
Contributor Retention Plan: In the event that the required majority is not reached under item 11.5 above, the financial exposure of the Key Contributor Retention Plan shall be hedged by the
Company entering into an equity swap agreement with a third
party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the
Key Contributor Retention Plan
								Mgmt	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.7
Implementation of the Executive Performance Stock Plan: In
addition to the regular matching of shares pursuant to the Stock
Purchase Plan described above, senior managers, up to 0.5
percent of employees (presently approximately 450, although it is anticipated that the number of participants will be significantly lower) will be offered an additional matching of shares, free of consideration, within the Executive Performance Stock Plan. If the shares purchased in accordance with the terms and conditions of the Stock Purchase Plan are retained by an employee for three years from the investment date and the employment with the
Ericsson Group continues during that time, the employee will be entitled to the following matching of shares, free of consideration, in addition to the regular matching of one share: The President may be entitled to an additional performance match of up to nine shares for each one purchased ; Other senior managers may be entitled to an additional performance match of up to either four or si
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
at 10 percent CAGR; Up to one third of the award shall vest
provided the compound annual growth rate (CAGR) of
consolidated operating income between year 0 (2010 financial year) and year 3 (2013 financial year) is between 5 and 15
percent. Income from joint ventures and restructuring charges will be included though restructuring charges for 2010 will be
excluded. Matching will begin at a threshold level of 5 percent
CAGR and increase on a linear scale to full vesting of this third of the award at 15 percent CAGR; Up to one third of the award will be based on the cash conversion during each of the years during the performance period, calculated as cash flow from operating activities divided by net income reconciled to cash. One ninth of the total award will vest for any year, i.e. financial years 2011,
2012 and 2013, if cash conversion is at or above 70 percent. The
Board of Directors considers that long-term value creation will be reflected in the success of these targets, aligning executives with long-term s

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.8
Transfer of treasury stock for the Executive Performance Stock
Plan: a) Transfer of treasury stock to employees: Transfer of no more than 3,500,000 shares of series B in the Company may
occur on the following terms and conditions: The right to acquire shares shall be granted to such persons within the Ericsson Group covered by the terms and conditions of the Executive
Performance Stock Plan. Furthermore, subsidiaries within the
Ericsson Group shall have the right to acquire shares, free of consideration, and such subsidiaries shall be obligated to
immediately transfer, free of consideration, shares to their employees covered by the terms and conditions of the Executive
Performance Stock Plan; The employee shall have the right to receive shares during the period when the employee is entitled to receive shares pursuant to the terms and conditions of the
Executive Performance Stock Plan, i.e. during the period from
November 2011 up to and including November 2015; Employees
covered by the terms and conditions of
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
Company, free of consideration. b) Transfer of treasury stock on an exchange:The Company shall have the right to, prior to the
Annual General Meeting in 2012, transfer no more than 900,000 shares of series B in the Company, in order to cover certain expenses, mainly social security payments. Transfer of the shares shall be effected on NASDAQ OMX Stockholm at a price within
the at each time prevailing price interval for the share

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.9
Equity Swap Agreement with third party in relation to the
Executive Performance Stock Plan: In the event that the required majority is not reached under item 11.8 above, the financial exposure of the Executive Performance Stock Plan shall be
hedged by the Company entering into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the Executive Performance Stock Plan. Majority rules:
The resolutions of the Annual General Meeting implementation of the three plans according to items 11.1, 11.4 and 11.7 above require that more than half of the votes cast at the General
Meeting approve the proposals. The General Meeting's
resolutions on transfers of treasury stock to employees and on an exchange according to items 11.2, 11.5 and 11.8 above, shall be adopted as one resolution for each of the three items, and require that shareholders representing at least nine-tenths of the votes cast as well as the shares
								Mgmt	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	12
The Board of Directors' proposal for resolution on transfer of treasury stock in relation to the resolutions on the Long-Term
Variable Remuneration Programs 2007, 2008, 2009 and 2010:
Background: The Extraordinary General Meeting 2007 as well as the Annual General Meetings 2008, 2009 and 2010 resolved on a right for the Company to transfer in total not more than
14,280,0003 shares of series B in the Company on a stock
exchange to cover certain payments, mainly social security
charges, that may occur in relation to the Long-Term Variable
Remuneration Programs 2007, 2008, 2009 and 2010. Each
resolution has for legal reasons only been valid up to the following
Annual General Meeting. Resolutions on transfer of treasury stock for the purpose of the above mentioned plan and programs have therefore been repeated at the subsequent Annual General
Meeting. In accordance with the resolutions on transfer of in total not more than 14,280,000 shares, 504,800 shares of series B
have been transferred up to March 1, 2011. Pr
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
and 2010. Transfer of shares shall be effected on NASDAQ OMX
Stockholm at a price within the, at each time, prevailing price interval for the share. Majority rules: The resolution of the Annual
General Meeting on a transfer of treasury stock requires that shareholders holding at least two-thirds of the votes cast as well as the shares represented at the Meeting vote in favor of the proposal

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	13
The Board of Directors' proposal for resolution on amendment of the Articles of Association: The Board of Directors proposes the
Articles of Association (Article 2) be amended to adjust the description of the object's of the Company to the Company's
strategy to expand into new industry segments, such as
governments, health industry, transport, utilities and mobile money as specified
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	14
Resolution on Einar Hellbom's proposal for the Meeting to
delegate to the Board of Directors to review how shares are to be given equal voting rights and to present a proposal to that effect at the next Annual General Meeting
								Mgmt	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	15	Close of the Meeting	Non-Voting
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	1	To receive the directors annual report and accounts	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	2	To approve the directors remuneration report	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	3	To re elect Mr P M Anderson as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	4	To re elect Mr A Burgmans as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	5	To re elect Mrs C B Carroll as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	6	To re elect Sir William Castell as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	7	To re elect Mr I C Conn as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	8	To re elect Mr G David as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	9	To re elect Mr I E L Davis as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	10	To re elect Mr R W Dudley as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	11	To re elect Dr B E Grote as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	12	To elect Mr F L Bowman as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	13	To elect Mr B R Nelson as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	14	To elect Mr F P Nhleko as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	15	To re-elect Mr C H Svanberg as a director	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	16	To reappoint Ernst and Young LLP as auditors and authorize the board to fix their remuneration	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	17	To give limited authority for the purchase of its own shares by the company	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	18	To give limited authority to allot shares up to a specified amount	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	19	To give authority to allot a limited number of shares for cash free of pre emption rights	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	20	To authorize the calling of general meetings excluding annual general meetings by notice of at least 14 clear days	Mgmt	For	Against
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	21	To give limited authority to make political donations and incur political expenditure	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	22	To approve the renewal of the BP Sharematch Plan	Mgmt	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	23	To approve the renewal of the BP Sharesave UK Plan	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	1.1	Consultative vote on the compensation report	Mgmt	For	Against
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	1.2	Approval of the annual report, annual and consolidated financial statements for the 2010 financial year	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	2	Allocation of disposable profit to other reserves	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	3	Withholding tax exempt repayment of legal reserves from capital contributions of CHF 2.75 per registered share and prior reclassification into other reserves	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	4	Discharge of the members of the Board of Directors	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.1	Re-election of Raymund Breu to the Board of Directors	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.2	Re-election of Mathis Cabiallavetta to the Board of Directors	Mgmt	For	Against
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.3	Re-election of Raymond K. F. Ch'ien to the Board of Directors	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.4	Re-election of Rajna Gibson Brandon to the Board of Directors	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.5	Re-election of Hans Ulrich Maerki to the Board of Directors	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.6	Election of Renato Fassbind to the Board of Directors	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.2	Re-election of the Auditor: PricewaterhouseCoopers ltd, Zurich	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.1	Changes to share capital: Reduction and adaptation of the authorised capital	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.2	Changes to share capital: Cancellation of the conditional capital for employee participation pursuant to art. 3b of the Articles of Association	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.3	Changes to share capital: Cancellation of the conditional capital in favour of Berkshire Hathaway Inc. pursuant to art. 3c of the Articles of Association	Mgmt	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.4	Changes to share capital: Increase and adaptation of the conditional capital pursuant to art 3a of the Articles of Association	Mgmt	For	Against
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	1	Opening	Non-Voting
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	2	Report of the Corporate Executive Board for financial year 2010	Non-Voting
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	3	Explanation of policy on additions to reserves and dividends	Non-Voting
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	4	Proposal to adopt 2010 financial statements	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	5	Proposal to determine the dividend over financial year 2010	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	6	Discharge of liability of the members of the Corporate Executive Board	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	7	Discharge of liability of the members of the Supervisory Board	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	8	Proposal to appoint Mr. A.D. Boer for a new term as a member of the Corporate Executive Board, with effect from April 20, 2011	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	9	Proposal to appoint Mr. R. van den Bergh as a member of the Supervisory Board, with effect from April 20, 2011	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	10	Proposal to appoint Mr. T. de Swaan for a new term as a member of the Supervisory Board, with effect from April 20, 2011	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	11	Proposal to appoint Deloitte Accountants B.V. as external auditor of the Company for financial year 2011	Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	12
Proposal to authorize the Corporate Executive Board for a period of 18 months, i.e. until and including October 20, 2012, to issue common shares or grant rights to acquire common shares up to a maximum of 10% of the issued share capital, subject to the
approval of the Supervisory Board
								Mgmt	For	Against
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	13
Proposal to authorize the Corporate Executive Board for a period of 18 months, i.e. until and including October 20, 2012, to restrict or exclude, subject to the approval of the Supervisory Board, pre-
emptive rights in relation to the issue of common shares or the granting of rights to acquire common shares
								Mgmt	For	Against
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	14
Proposal to authorize the Corporate Executive Board for a period of 18 months, i.e. until and including October 20, 2012, to acquire shares in the Company, subject to the approval of the Supervisory
Board, up to a maximum of 10% of the issued share capital at the date of acquisition. Shares may be acquired at the stock
exchange or otherwise, at a price (i) for common shares between par value and 110% of the opening price at Euronext Amsterdam
N.V. at the date of the acquisition, and (ii) for the cumulative preferred financing shares between par value and 110% of the amount paid up (including share premium) on the relevant shares, provided that the Company together with its subsidiaries will not hold more than 10% of the issued share capital in the Company
								Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	15
Proposal to cancel common shares in the share capital of the
Company held or to be acquired by the Company. The number of shares that will be cancelled shall be determined by the Corporate
Executive Board
								Mgmt	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	16	Closing	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	1	Opening	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	2.a	Annual Report: Discussion of the written Annual Report of the Executive Board	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	2.b	Annual Report: Annual Report: Discussion of the report of the Supervisory Boar-d	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	3	Corporate Governance	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	4	Adoption of the financial statements of SNS Reaal N.V. (the 'Company') for the 2010 financial year	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	5	Profit retention and dividend policy: Discussion of the profit retention and d-ividend policy and the accountability of the Executive Board for this policy	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	6	Granting of discharge from liability (dechargeverlening) to the members of the Executive Board for their management during the 2010 financial year	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	7
Granting of discharge from liability (dechargeverlening) to the current and former members of the Supervisory Board in office during the 2010 financial year for their supervision of the
management during the 2010 financial year
								Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	8.a	Appointment of the Executive Board as the body authorised to resolve to: issue ordinary shares and grant rights to subscribe for ordinary shares	Mgmt	For	Against
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	8.b
Appointment of the Executive Board as the body authorised to resolve to: restrict or exclude the pre-emptive right accruing to the shareholders in respect of the implementation of the issuance of ordinary shares and the granting of rights in respect thereof set out at a. above
								Mgmt	For	Against
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	9	Authorisation of the Executive Board to cause the Company to repurchase ordinary shares in the share capital of the Company	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	10	Profile Supervisory Board	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	11.a	Composition of the Supervisory Board: determination of the number of members of the Supervisory Board to be nine members	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	11.b	Composition of the Supervisory Board: announcement that Mr Muller and Mr Van d-e Kar are due to step down as Supervisory Board members at the closure of the-meeting	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	11.c	Composition of the Supervisory Board: reappointment of Mr J.E. Lagerweij as member of the Supervisory Board	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	11.d	Composition of the Supervisory Board: reappointment of Mr R.J. van de Kraats as member of the Supervisory Board	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	12	Determination to continue the current remuneration for the members of the Supervisory Board	Mgmt	For	For
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	13	Any other business	Non-Voting
SNS REAAL N.V.	Netherlands	20-Apr-2011	Annual		N8126Z109	14	Closure	Non-Voting
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	1.1	The Board of Directors proposes that the annual report, financial statements of Swisscom Ltd and consolidated financial statements for fiscal year 2010 be approved	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	1.2	The Board of Directors proposes that the Shareholders' Meeting take affirmatively notice of the 2010 remuneration report by means of a consultative vote	Mgmt	For	Against
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	2.a
The Board of Directors proposes a) that the retained earnings of fiscal 2010 of CHF 4,841 million be appropriated as follows:
Allocation to reserves from capital contributions CHF 232 million,
Allocation to free reserves CHF 622 million, Balance carried forward to new account CHF 3,987 million
								Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	2.b
The Board of Directors proposes that a dividend of CHF 1,088 million be distributed for the fiscal 2010 (CHF 21 gross per share).
For this purpose, the Board of Directors proposes converting CHF
466 million in reserves from capital contributions into free reserves and distributing these as dividends together with additional free reserves amounting to CHF 622 million (CHF 9 per share from
reserves from capital contributions and CHF 12 gross per share from free reserves)
								Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	3	The Board of Directors proposes that discharge be granted to the members of the Board of Directors and the Group Executive Board for the 2010 financial year	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	4	The Board of Directors proposes that the Articles of Incorporation be amended as specified	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.1	The Board of Directors proposes that Dr Anton Scherrer be re- elected for a term of office lasting until 31 August 2011 as a member and chairman of the Board of Directors	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.2
The Board of Directors proposes that Hansueli Loosli be re-
elected for a two-year term of office as a member of the Board of
Directors and that he be elected as chairman of the Board of
Directors as of 1 September 2011
								Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.3	The Board of Directors proposes that Michel Gobet be re-elected for a two-year term of office as member of the Board of Directors	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.4	The Board of Directors proposes that Dr Torsten G. Kreindl be re- elected for a two-year term of office as a member of the Board of Directors	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.5	The Board of Directors proposes that Richard Roy be re-elected for a two-year term of office as a member of the Board of Directors	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.6	The Board of Directors proposes that Othmar Vock be re-elected for a one-year term of office as a member of the Board of Directors	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	5.7	The Board of Directors proposes that Theophil H. Schlatter be elected for a two-year term of office as a member of the Board of Directors	Mgmt	For	For
SWISSCOM AG, ITTIGEN	Switzerland	20-Apr-2011	Annual		H8398N104	6	The Board of Directors proposes that KPMG Ltd, of Muri near Bern, be re-elected as statutory auditors for the fiscal 2011	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	1	Opening	Non-Voting
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	2.a	2010 Annual Report: Report of the Executive Board for 2010	Non-Voting
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	2.b	2010 Annual Report: Report of the Supervisory Board for 2010	Non-Voting
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	3.a	2010 Financial statements and dividend: Proposal to adopt the financial statements for 2010 as included in the annual report for 2010	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	3.b
2010 Financial statements and dividend: Proposal to distribute
EUR0.67 per ordinary share in cash - as dividend or as far as necessary against one or more reserves that need not to be
maintained under the law - or, at the option of the holders of ordinary shares, in the form of ordinary shares
								Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	4.a	Proposal to release the members of the Executive Board from liability for the exercise of their duties, as stipulated in Article 28 of the Articles of Association	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	4.b	Proposal to release the members of the Supervisory Board from liability for the exercise of their duties, as stipulated in Article 28 of the Articles of Association	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	5	Proposal to reappoint Mr. B.F.J. Angelici as member of the Supervisory Board	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	6	Proposal to reappoint Mr. J.J. Lynch, Jr. as member of the Executive Board	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	7	Proposal to determine the remuneration of the members of the Supervisory Board	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	8	Proposal to amend the Long-Term Incentive Plan of the Executive Board	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	9.a	Proposal to extend the authority of the Executive Board to issue shares and/or grant rights to subscribe for shares	Mgmt	For	Against
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	9.b	Proposal to extend the authority of the Executive Board to restrict or exclude statutory pre-emptive rights	Mgmt	For	Against
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	10	Proposal to authorize the Executive Board to acquire own shares	Mgmt	For	For
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	11	Any other business	Non-Voting
WOLTERS KLUWER N.V., ALPHEN AAN DEN RIJN	Netherlands	27-Apr-2011	Annual		ADPV09931	12	Closing	Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	1	Opening	Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	2	Report of the Board of Management for the financial year 2010	Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.a	Adoption of the 2010 Financial Statements of the Company	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.b	Allocation of profit	Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.c	Discussion on the dividend policy	Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.d	Adoption of the dividend proposal	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	4.a	Discharge from liability of the members of the Board of Management in office in 2010 for the performance of their duties in 2010	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	4.b	Discharge from liability of the members of the Supervisory Board in office in2010 for the performance of their duties in 2010	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	5.a	Supervisory Board: Reappointment of Mr. U-E. Bufe	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	5.b	Supervisory Board: Reappointment of Mrs. P. Bruzelius	Mgmt	For	Against
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	6.a	Amendments to the Remuneration Policy for the Board of Management: Minimum shareholding requirement and matching	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	6.b	Amendments to the Remuneration Policy for the Board of Management: Improved sustainability performance measurement	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	7.a	Authorization for the Board of Management: to issue shares	Mgmt	For	Against
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	7.b	Authorization for the Board of Management: to restrict or exclude the pre-emptive rights of shareholders	Mgmt	For	Against
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	8	Authorization for the Board of Management to acquire common shares in the share capital of the Company on behalf of the Company	Mgmt	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	9	Any other business	Non-Voting
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	1	To receive the Reports of the Directors and Auditors and the audited accounts for the year ended 31st December 2010	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	2	To approve the Remuneration Report for the year ended 31st December 2010	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	3	To re elect Alison Carnwath as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	4	To re elect Dambisa Moyo as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	5	To re elect Marcus Agius as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	6	To re elect David Booth as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	7	To re elect Sir Richard Broadbent as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	8	To re elect Fulvio Conti as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	9	To re elect Robert E Diamond Jr as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	10	To re-elect Simon Fraser as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	11	To re-elect Reuben Jeffery III as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	12	To re elect Sir Andrew Likierman as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	13	To re-elect Chris Lucas as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	14	To re elect Sir Michael Rake as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	15	To re-elect Sir John Sunderland as a Director of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	16	To re appoint PricewaterhouseCoopers LLP as Auditors of the Company	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	17	To authorise the Directors to set the remuneration of the Auditors	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	18	To authorise the Company and its subsidiaries to make political donations and incur political expenditure	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	19	To authorise the Directors to allot securities	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	20	To authorise the Directors to allot equity securities for cash other than on a pro rata basis to shareholders or to sell treasury shares	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	21	To authorise the Company to purchase its own shares	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	22	To authorise the Directors to call general meetings other than an AGM on not less than 14 clear days notice	Mgmt	For	Against
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	23	To approve and adopt the rules of the Barclays Group Long Term Incentive Plan	Mgmt	For	For
BARCLAYS PLC	United Kingdom	27-Apr-2011	Annual		G08036124	24	To approve and adopt the rules of the Barclays Group Share Value Plan	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	I
To receive the administrators accounts, to examine, discuss and vote on the administrations report, the financial statements and the accounting statements accompanied by the independent
auditors report regarding the fiscal year ending on December 31,
2010
								Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	II	To deliberate on the distribution of the fiscal years net profits and distribution of dividends	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	III	To elect members of the finance committee	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	IV	To set the members of finance committee remuneration	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	V	To elect the members of the Board of Directors	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	VI	To set the directors remuneration	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	1	To receive the Company's Accounts and the Reports of the Directors and Auditor for the year ended 31 December 2010	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	2	To confirm dividends	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	3	To re-appoint KPMG Audit Plc, London as Auditor	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	4	To authorise the Directors to agree the remuneration of the Auditor	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.a	To elect or re-elect Louis Schweitzer as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.b	To elect or re-elect David Brennan as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.c	To elect or re-elect Simon Lowth as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.d	To elect or re-elect Bruce Burlington as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.e	To elect or re-elect Jean-Philippe Courtois as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.f	To elect or re-elect Michele Hooper as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.g	To elect or re-elect Rudy Markham as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.h	To elect or re-elect Nancy Rothwell as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.i	To elect or re-elect Shriti Vadera as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.j	To elect or re-elect John Varley as a Director	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.k	To elect or re-elect Marcus Wallenberg as a Director	Mgmt	For	Against
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	6	To approve the Directors' Remuneration Report for the year ended 31 December 2010	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	7	To authorise limited EU political donations	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	8	To authorise the Directors to allot shares	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	9	To authorise the Directors to disapply pre-emption rights	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	10	To authorise the Company to purchase its own shares	Mgmt	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	11	To reduce the notice period for general meetings	Mgmt	For	Against
UNIPOL GRUPPO FINANZIARIO SPA	Italy	28-Apr-2011	Special		T9647L110	1	Report on the fund created for the expenses necessary to the conservation of common interests	Mgmt	For	For
UNIPOL GRUPPO FINANZIARIO SPA	Italy	28-Apr-2011	Special		T9647L110	2	Appointment of the common representative. Related and consequential resolutions	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	1.1	Approval of annual report and Group and Parent Bank accounts	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	1.2	Advisory vote on the compensation report 2010	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	2	Appropriation of retained earnings	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	3	Discharge of the members of the Board of Directors and the Group Executive Board for the financial year 2010	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.1	Reelection of a member of the Board of Directors : Kaspar Villiger	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.2	Reelection of a member of the Board of Directors : Michel Demare	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.3	Reelection of a member of the Board of Directors : David Sidwell	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.4	Reelection of a member of the Board of Directors : Rainer-Marc Frey	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.5	Reelection of a member of the Board of Directors : Bruno Gehrig	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.6	Reelection of a member of the Board of Directors : Ann F. Godbehere	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.7	Reelection of a member of the Board of Directors : Axel P. Lehmann	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.8	Reelection of a member of the Board of Directors : Wolfgang Mayrhuber	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.1.9	Reelection of a member of the Board of Directors : Helmut Panke	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.110	Reelection of a member of the Board of Directors : William G. Parrett	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.2	Election of Joseph Yam to the Board of Directors	Mgmt	For	For
UBS AG, ZUERICH UND BASEL	Switzerland	28-Apr-2011	Annual		H89231338	4.3	Reelection of the auditors, Ernst & Young Ltd., Basel	Mgmt	For	For
UNIPOL GRUPPO FINANZIARIO SPA	Italy	28-Apr-2011	EGM		T9647L110	1	To amend article 8 (Shareholders meetings' calls), article 9 (Shareholders meetings' call procedures), and article 13 (Board of Directors' powers) of the By-Law. Resolutions related there to	Mgmt	For	For
PETROLEO BRASILEIRO S.A. - PETROBRAS	Brazil	28-Apr-2011	Annual		71654V101	O4	ELECTION OF MEMBERS TO THE BOARD OF DIRECTORS	Mgmt	For	Against
PETROLEO BRASILEIRO S.A. - PETROBRAS	Brazil	28-Apr-2011	Annual		71654V101	O6	ELECTION OF MEMBERS TO THE FISCAL BOARD AND THEIR RESPECTIVE SUBSTITUTES	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.1	Approval of the consolidated financial statements	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.2	Approval of the annual financial statements	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.3	Allocation of income	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.4	Agreements pursuant to Article L. 225-38 of the Commercial Code	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.5	Report of the Statutory Auditors on the factors used to determine the remuneration of participating securities	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	0.6	Renewal of Mr. Philippe Lagayette's term as Board member	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.7	Renewal of Mr. Alexis Kohler's term as State representative Board member	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.8	Setting the amount of attendance allowances	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.9	Authorization to trade the Company's shares	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	E.10	Authorization to cancel repurchased shares	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	E.11	Authorization granted to the Board of Directors to allocate options to subscribe for or purchase Renault shares to some employees and corporate officers	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	E.12	Authorization granted to the Board of Directors to carry out the allocation of free shares to eligible employees and corporate officers of the Company and related companies	Mgmt	For	Against
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	E.13	Capital increase by issuing shares reserved for employees	Mgmt	For	For
RENAULT SA, BOULOGNE BILLANCOURT	Italy	29-Apr-2011	MIX		F77098105	O.14	Powers to accomplish the formalities	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.1
Presentation of the balance sheet as of 31 December 2010, along with the board of directors and auditing company's reports. Report of the board of auditors. Presentation of the consolidated balance sheet
								Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.2	Allocation of profits	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.3	Appointment of a director to integrate the Board of Directors, upon reduction from 23 to 22 of the members of the Board of Directors	Mgmt	For	Against
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.4	Redetermination of the total emolument to the directors for the activities executed by them within the council committee and within other bodies of the company	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.5	Integration of the office tenor and of the compensation of the auditing company KPMG SPA for business year 2011 and 2012	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.6	Emolument of the common representative of the saving shareholders	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.7
Unicredit meeting regulations amendments to art. 1, 2, 3, 4, 5, 7,
8, 9, 10, 11, 12, 16 and 17. Elimination of art. 18 and 19 with consequential renumbering of the subsequent articles.
Amendment to current Article 22 ( renumbered as 20)
								Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.8	Group retributive policy	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.9	Group retributive systems 2011	Mgmt	For	Against
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	A.10	Shareholding 2011 plan for group Unicredit employees	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	E.1	Amendments to art. 1, 2, 3, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30 and 32 of the corporate bylaws	Mgmt	For	For
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	E.2
Granting authorities to the Board of Directors, as per art. 2443 of the Italian civil code, to deliberate, if necessary in more tranches and for a maximum period of 5 years from the meeting resolution, a bonus capital increase, as per art. 2349 of the Italian civil code, for a maximum par value of EUR 103,000,000 corresponding to a maximum number of 206,000,000 Unicredit ordinary shares par
value EUR 0.50 each, to allocate to the employees of the parent company, of its bank and companies of the group, holding
relevant offices with the purpose of achieving inclusive group aims. Related statutory amendments
								Mgmt	For	Against
UNICREDIT SPA, ROMA	Italy	29-Apr-2011	MIX		T95132105	E.3
Granting authorities to the board of directors, as per art. 2443 of the Italian civil code, to deliberate, if necessary in more tranches and for a maximum period of 5 years from the meeting resolution, a capital increase versus payment, with the exclusion of the option right, as per art. 2441, item 8 of the Italian civil code, for a maximum par value of EUR 34,000,000 in service of right exercise for subscription of a maximum number of 68,000,000 Unicredit ordinary shares par value EUR 0.50 each, to reserve to the
employees of the parent company, of its bank and companies of the group, holding relevant offices with the purpose of achieving inclusive group aims. Related statutory amendments
								Mgmt	For	Against
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	1	Opening of the meeting	Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	2	Matters of order for the meeting	Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	3	Election of persons to confirm the minutes and to verify the counting of votes	Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	4	Recording the legal convening of the meeting and quorum	Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	5	Recording the attendance at the meeting and adoption of the list of votes	Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	6	Presentation of the annual accounts, the report of the Board of Directors and-the Auditor's report for the year 2010 - Review by the President and CEO	Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	7	Adoption of the annual accounts	Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	8
Resolution on the use of the profit shown on the balance sheet and the payment of dividend: The Board proposes to the Annual
General Meeting a dividend of EUR 0.40 per share for the fiscal year 2010. The dividend would be paid to shareholders registered in the Register of Shareholders of the Company on the record date of the dividend payment, May 6, 2011. The Board proposes that the dividend will be paid on or about May 20, 2011
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	9	Resolution on the discharge of the members of the Board of Directors and the President from liability	Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	10
Resolution on the remuneration of the members of the Board of
Directors: The Board's Corporate Governance and Nomination
Committee proposes to the Annual General Meeting that the
remuneration payable to the members of the Board to be elected at the Annual General Meeting for a term ending at the Annual
General Meeting in 2012, be remain at the same level than during the past three years and be as follows: EUR 440 000 for the
Chairman, EUR 150 000 for the Vice Chairman, and EUR 130 000
for each member, excluding the President and CEO if elected to the Board. In addition, the Committee proposes that the Chairman of the Audit Committee and Chairman of the Personnel Committee
will each receive an additional annual fee of EUR 25 000 and other members of the Audit Committee an additional annual fee of
EUR 10 000 each. The Corporate Governance and Nomination
Committee proposes that approximately 40 percent of the
remuneration be paid in Nokia shares purchased from the market, which shares shall be retained until the
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	11
Resolution on the number of members of the Board of Directors.
The Board's Corporate Governance and Nomination Committee
proposes to the Annual General Meeting that the number of Board members be eleven
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	12
Election of members of the Board of Directors: The Board's
Corporate Governance and Nomination Committee proposes to
the Annual General Meeting that the following current Nokia Board members be re-elected as members of the Board of Directors for a term ending at the Annual General Meeting in 2012: Dr. Bengt
Holmstrom, Prof. Dr. Henning Kagermann, Per Karlsson, Isabel
Marey-Semper, Jorma Ollila, Dame Marjorie Scardino and Risto
Siilasmaa. The Committee also proposes that Jouko Karvinen,
Helge Lund, Kari Stadigh and Stephen Elop be elected as new
members of the Board for the same term. Jouko Karvinen is CEO of Stora Enso Oyj, Helge Lund President of Statoil Group, Kari
Stadigh Group CEO and President of Sampo plc and Stephen
Elop President and CEO of Nokia Corporation
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	13
Resolution on the remuneration of the Auditor: The Board's Audit
Committee proposes to the Annual General Meeting that the
external auditor to be elected at the Annual General Meeting be reimbursed according to the invoice of the auditor and in
compliance with the purchase policy approved by the Audit
Committee
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	14	Election of Auditor: The Board's Audit Committee proposes to the Annual General Meeting that PricewaterhouseCoopers Oy be re- elected as the Auditor of the Company for the fiscal year 2011	Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	15
Authorizing the Board of Directors to resolve to repurchase the
Company's own shares: The Board proposes that the Annual
General Meeting authorize the Board to resolve to repurchase a maximum of 360 million Nokia shares by using funds in the
unrestricted shareholders' equity. Repurchases will reduce funds available for distribution of profits. The shares may be
repurchased in order to develop the capital structure of the
Company, finance or carry out acquisitions or other arrangements, settle the Company's equity-based incentive plans, be transferred for other purposes, or be cancelled. The shares may be
repurchased either a) through a tender offer made to all the shareholders on equal terms; or b) through public trading by repurchasing the shares in another proportion than that of the current shareholders. It is proposed that the authorization be effective until June 30, 2012 and terminate the corresponding authorization granted by the Annual General Meeting on May 6,
2010
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	16
Grant of stock options to selected personnel of Nokia: The Board proposes that as a part of Nokia's Equity Program 2011 selected personnel of Nokia Group be granted a maximum of 35 000 000
stock options, which entitle to subscribe for a maximum of 35 000
000 Nokia shares. The exercise prices (i.e. share subscription prices) of the stock options will be determined at time of their grant on a quarterly basis and the stock options will be divided into sub-
categories based on their exercise price. The exercise price for each sub-category of stock options will equal to the trade volume weighted average price of the Nokia share on NASDAQ OMX
Helsinki during the predefined period of time within the relevant quarter. The exercise price paid will be recorded in the fund for invested non-restricted equity. Stock options in the plan may be granted until the end of 2013. The Stock options have a term of approximately six years and they will vest three or four years after the grant. The exercise period (i.e. share subscr
								Mgmt	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	17	Closing of the meeting	Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	1	Call to order and opening	Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	2	Report of the managing board on 2010 financial year and related discussion	Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	3	Report of the supervisory board on 2010 financial year and related discussion	Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	4.A	Adoption of statutory annual accounts for 2010 financial year	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	4.B	Adoption of a dividend of USD0.40 per common share for 2010 financial year	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	4.C	Discharge of the sole member of managing board	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	4.D	Discharge of the sole member of supervisory board	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	5	Reappointment of the sole member of managing board	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	6	Approval of the stock-based portion of president and CEO	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	7.A	Re-appointment of Mr. Didier Lombard	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	7.B	Re-appointment of Mr. Tom De Waard	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	7.C	Re-appointment of Mr. Bruno Steve	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	7.D	Appointment of Mr. Jean D'Arthuys	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	7.E	Appointment of Mr. Jean-Georges Malcor	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	7.F	Appointment of Mr. Alessandro Rivera	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	8	Re-appointment of PricewaterhouseCoopers Accountants N.V. as auditors	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	9	Approval of the new three-year stock-based compensation plan for the members and professionals of supervisory board	Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	10
Delegation to supervisory board, for 3 years as of April 25, 2012, of the authority to issue new shares, to grant rights to subscribe for new shares and to limit and/or exclude existing shareholders'
pre-emptive rights
								Mgmt	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	11	Authorization to managing board, for eighteen months as of 2011 AGM, to repurchase own shares, subject to the approval of supervisory board	Mgmt	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	12	Question time	Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary		N83574108	13	Close	Non-Voting
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	1	To consider the company's financial statements and the reports of the directors and auditors for the year ended 31st December 2010	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	2	To declare a dividend on the ordinary shares	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	3	To consider the report on directors' remuneration for the year ended 31st December 2010	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4A	To re-elect the following director: Ms. M.C. Carton	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4B	To re-elect the following director: Mr. W.P. Egan	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4C	To re-elect the following director: Mr. U-H. Felcht	Mgmt	For	Against
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4D	To re-elect the following director: Mr. N. Hartery	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4E	To re-elect the following director: Mr. J.M. De Jong	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4F	To re-elect the following director: Mr. J.W. Kennedy	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4G	To re-elect the following director: Mr. M.Lee	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4H	To re-elect the following director: Mr. A Manifold	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4I	To re-elect the following director: Mr. K. McGowan	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4J	To re-elect the following director: Mr D.N. O'Connor	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4K	To re-elect the following director: Mr. W.I. O'Mahony	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	4L	To re-elect the following director: Mr. M.S.Towe	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	5	To authorise the directors to fix the remuneration of the auditors	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	6	That, in accordance with article 11 (e) of the articles of association of the company, directors be empowered to allot equity securities for cash	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	7	Authorisation to purchase shares on the market, up to 10 per cent of the issue capital at the date of the 2011 AGM	Mgmt	For	For
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	8	That the company be authorised to re-issue treasury shares	Mgmt	For	Against
CRH PLC	United Kingdom	04-May-2011	Annual		G25508105	9	That the provision in article article 60(a) allowing for convening of EGMs by at least 14 clear days' notice to be effective	Mgmt	For	Against
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	1	To receive and adopt the Directors' Report and the Financial Statements for the year ended 31st December 2010	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	2	To approve the Remuneration Report for the year ended 31st December 2010	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	3	To elect Mr. Simon Dingemans as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	4	To elect Ms. Stacey Cartwright as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	5	To elect Ms. Judy Lewent as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	6	To re-elect Sir Christopher Gent as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	7	To re-elect Mr. Andrew Witty as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	8	To re-elect Professor Sir Roy Anderson as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	9	To re-elect Dr. Stephanie Burns as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	10	To re-elect Mr. Larry Culp as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	11	To re-elect Sir Crispin Davis as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	12	To re-elect Sir Deryck Maughan as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	13	To re-elect Mr. James Murdoch as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	14	To re-elect Dr. Daniel Podolsky as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	15	To re-elect Dr. Moncef Slaoui as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	16	To re-elect Mr. Tom de Swaan as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	17	To re-elect Sir Robert Wilson as a Director	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	18
To authorise the Audit & Risk Committee to re-appoint
PricewaterhouseCoopers LLP as Auditors to the company to hold office from the end of the Meeting to the end of the next Meeting at which accounts are laid before the company
								Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	19	To authorise the Audit & Risk Committee to determine the remuneration of the Auditors	Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	20
That, in accordance with section 366 and section 367 of the
Companies Act 2006 (the "Act") the company is, and all
companies that are, at any time during the period for which this resolution has effect, subsidiaries of the company as defined in the Act are, authorised in aggregate: (a) to make political
donations, as defined in section 364 of the Act, to political parties and/or independent electoral candidates, as defined in section 363 of the Act, not exceeding GBP 50,000 in total; (b) to make political donations to political organisations other than political parties, as defined in section 363 of the Act, not exceeding GBP 50,000 in total; and (c) to incur political expenditure, as defined in section
365 of the Act, CONTD
								Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD not exceeding GBP 50,000 in total, in each case during the period-beginning with the date of passing this resolution and ending at the end of-the next Annual General Meeting of the
company to be held in 2012 or, if-earlier, on 30th June 2012. In any event, the aggregate amount of political-donations and
political expenditure made or incurred under this authority-shall not exceed GBP 100,000
								Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	21
That the Directors be and are hereby generally and
unconditionally authorised, in accordance with section 551 of the
Act, in substitution for all subsisting authorities, to exercise all powers of the company to allot shares in the company and to
grant rights to subscribe for or convert any security into shares in the company up to an aggregate nominal amount of GBP
432,263,373, and so that the Directors may impose any limits or make such exclusions or other arrangements as they consider
expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the laws of, or the requirements of any relevant regulatory body or stock exchange in any territory, or CONTD
								Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD any matter whatsoever, which authority shall expire at the end of the-next Annual General Meeting of the company to be
held in 2012 or, if earlier,-on 30th June 2012 (unless previously revoked or varied by the company in-general meeting)save that under such authority the company may, before such-expiry, make an offer or agreement which would or might require shares to be-
allotted or rights to subscribe for or convert securities into shares to be-granted after such expiry and the Directors may allot shares or grant rights-to subscribe for or convert any security into shares in pursuance of such an-offer or agreement as if the relevant authority conferred hereby had not-expired
								Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	22
That subject to resolution 21 being passed, in substitution for all subsisting authorities, the Directors be and are hereby
empowered to allot equity securities (as defined in the Act) for cash pursuant to the authority conferred on the Directors by resolution 21 and/or where such allotment constitutes an allotment of equity securities under section 560(3) of the Act, free of the restrictions in section 561(1) of the Act, provided that this power shall be limited: (a) to the allotment of equity securities in connection with an offer or issue of equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of CONTD
								Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD those securities or as the Board otherwise considers
necessary, but so-that the Directors may impose any limits or make such exclusions or other-arrangements as they consider
expedient in relation to treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems under the laws of, or the requirements of any relevant regulatory-body or stock exchange, in any territory, or any matter whatsoever; and
(b)-to the allotment (otherwise than pursuant to sub-paragraph (a)
above) of-equity securities up to an aggregate nominal amount of
GBP 64,845,990, and-shall expire at the end of the next Annual
General Meeting of the company to-be held in 2012 CONTD
								Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD (or, if earlier, at the close of business on 30th June 2012)
save that-the company may, before such expiry, make an offer or agreement which would-or might require equity securities to be allotted after such expiry and the-Directors may allot equity securities in pursuance of such an offer or-agreement as if the power conferred hereby had not expired
								Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	23
That the company be and is hereby generally and unconditionally authorised for the purposes of section 701 of the Act to make market purchases (within the meaning of section 693(4) of the
Act) of its own Ordinary shares of 25 pence each provided that:
(a) the maximum number of Ordinary shares hereby authorised to be purchased is 518,767,924; (b) the minimum price, exclusive of expenses, which may be paid for each Ordinary share is 25
pence; (c) the maximum price, exclusive of expenses, which may be paid for each Ordinary share shall be the higher of (i) an amount equal to 5% above the average market value for the
company's Ordinary shares for the five business days immediately preceding the day on which the Ordinary share is contracted to be purchased; and CONTD
								Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD (ii) the higher of the price of the last independent trade and the-highest current independent bid on the London Stock
Exchange Official List at-the time the purchase is carried out; and
(d) the authority conferred by this-resolution shall, unless renewed prior to such time, expire at the end of the-next Annual General
Meeting of the company to be held in 2012 or, if earlier,-on 30th
June 2012 (provided that the company may, before such expiry, enter-into a contract for the purchase of Ordinary shares, which would or might be-completed wholly or partly after such expiry and the company may purchase-Ordinary shares pursuant to any such contract under this authority)
								Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	24
That: (a) in accordance with section 506 of the Act, the name of the person who signs the Auditors reports to the company's
members on the annual accounts and auditable reports of the
company for the year ending 31st December 2011 as senior
statutory auditor (as defined in section 504 of the Act) for and on behalf of the company's Auditors, should not be stated in
published copies of the reports (such publication being as defined in section 505 of the Act) and the copy of the reports to be delivered to the registrar of companies under Chapter 10 of Part
15of the Act; and CONTD
								Mgmt	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD (b) the company considers on reasonable grounds that
statement of the-name of the senior statutory auditor would create or be likely to create a-serious risk that the senior statutory auditor, or any other person, would be-subject to violence or intimidation
								Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	25	That a general meeting of the company other than an Annual General Meeting may be called on not less than 14 clear days' notice	Mgmt	For	Against
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	1
Eni Financial Statements at December 31, 2010. Related
deliberations. Eni consolidated Financial Statements at December
31, 2010. Reports of the Directors, of the Board of Statutory
Auditors and of the Audit Firm
								Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	2	Allocation of net profit	Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	3	Determination of the number of the Board of Directors' members	Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	4	Determination of the Directors' term	Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	0
PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES OF
CANDIDATES TO BE ELECTED AS DI-RECTORS, THERE IS
ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE ST-ANDING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU-
ARE REQUIRED TO VOTE FOR ONLY 1 OF THE 2 SLATES.
THANK YOU.
								Non-Voting
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	5.1
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Directors: List presented by
Ministero dell'Economia e delle Finanze holding 3.9% of company stock capital: 1. RECCHI Giuseppe (Chairman) 2. SCARONI
Paolo  3. GATTO Carlo Cesare 4. MARCHIONI Paolo 5. RESCA
Mario 6. PETRI Roberto
								Shareholder	None	None
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	5.2
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Directors: List presented by
some Institutional Investors holding 0.903% of company stock capital: 1. PROFUMO Alessandro 2. TARANTO Francesco 3.
LORENZI Alessandro
								Shareholder	None	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	6	Appointment of the Chairman of the Board of Directors	Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	7	Determination of the remuneration of the Chairman of the Board of Directors and of the Directors	Mgmt	For	Against
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	0
PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES OF
CANDIDATES TO BE ELECTED AS AU-DITORS THERE IS
ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE STAN-DING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU
AR-E REQUIRED TO VOTE FOR ONLY 1 OF THE 2 SLATES.
THANK YOU.
								Non-Voting
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	8.1
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Statutory Auditors: List
presented by Ministero dell'Economia e delle Finanze holding
3.9% of company stock capital: Effective Internal Auditor: 1.
FERRANTI Roberto   2. FUMAGALLI Paolo 3. RIGHETTI Renato,
Alternate Internal Auditor: 1. BILOTTI Francesco
								Shareholder	None	Abstain
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	8.2
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Statutory Auditors: List
presented by some Institutional Investors holding 0.903% of
company stock capital: Effective Internal Auditor: 1. MARINELLI
Ugo 2. GIORGIO Silva,  Alternate Internal Auditor: 1. LAURI
Maurizio 2. SPANO' Pierumberto
								Shareholder	None	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	9	Appointment of the Chairman of the Board of Statutory Auditors	Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	10	Determination of the remuneration of the Chairman of the Board of Statutory Auditors and of the effective Statutory Auditors	Mgmt	For	For
ENI S P A	Italy	05-May-2011	Ordinary		T3643A145	11	Compensation of the Court of Auditors' Representative in charge of the financial monitoring of Eni	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.1	Approval of the corporate financial statements for the financial year 2010	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.2	Approval of the consolidated financial statements for the financial year 2010	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.3	Allocation of income and setting the dividend	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.4	Agreements and Undertakings pursuant to Articles L. 225- 38 et seq. of the Commercial Code	Mgmt	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.5	Setting the amount of attendance allowances	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.6	Ratification of the co-optation of Mrs. Carole Piwnica as Board member	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.7	Appointment of Mrs. Suet-Fern Lee as Board member	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.8	Renewal of Mr. Thierry Desmarest's term as Board member	Mgmt	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.9	Renewal of Mr. Igor Landau's term as Board member	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.10	Renewal of Mr. Gerard Van Kemmel's term as Board member	Mgmt	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.11	Renewal of Mr. Serge Weinberg's term as Board member	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.12	Renewal of term of the company PricewaterhouseCoopers Audit as principal Statutory Auditor	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.13	Appointment of Mr. Yves Nicolas as deputy Statutory Auditor	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.14	Authorization to be granted to the Board of Directors to trade the Company's shares	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.15
Delegation of authority to be granted to the Board of Directors to decide to increase capital by issuing - with preferential
subscription rights - shares and/or securities giving access to the capital of the Company and/or by issuing securities entitling to the allotment of debt securities
								Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.16
Delegation of authority to be granted to the Board of Directors to decide to increase capital by issuing - without preferential subscription rights - shares and/or securities giving access to the capital of the Company and/or by issuing securities entitling to the allotment of debt securities by way of a public offer
								Mgmt	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.17
Option to issue shares or securities giving access to the capital without preferential subscription rights, in consideration for in-kind contributions of equity securities or securities giving access to the capital
								Mgmt	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.18	Delegation of authority to be granted to the Board of Directors to increase the number of issuable securities in the event of capital increase with or without preferential subscription rights	Mgmt	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.19	Delegation of authority to be granted to the Board of Directors to decide increase the share capital by incorporation of premiums, reserves, profits or other amounts	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.20
Delegation of authority to be granted to the Board of Directors to decide to increase the share capital by issuing shares or securities giving access to the capital reserved for members of savings plans with cancellation of preferential subscription rights in favor of the latter
								Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.21	Delegation of authority to be granted to the Board of Directors to grant options to subscribe for or purchase shares	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.22	Delegation to be granted to the Board of Directors to reduce the share capital by cancellation of treasury shares	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.23	Amendment of Article 11 of the Statutes	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.24	Amendment of Article 12 of the Statutes	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.25	Amendment of Article 19 of the Statutes	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.26	Change in the name of the Company and consequential amendment of the Statutes	Mgmt	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.27	Powers for the formalities	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	1	To resolve on the management report, balance sheet and accounts for the year 2010	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	2	To resolve on the consolidated management report, balance sheet and accounts for the year 2010	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	3	To resolve on the proposal for application of profits	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	4	To resolve on a general appraisal of the company's management and supervision	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	5	To resolve on an amendment to article 13 and article 17 of the articles of association of the company	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	6	To resolve on the acquisition and disposal of own shares	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	7
To resolve, pursuant to article 8, number 4, of the articles of association, on the parameters applicable in the event of any issuance of bonds convertible into shares that may be resolved upon by the board of directors
								Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	8
To resolve on the suppression of the pre-emptive right of
shareholders in the subscription of any issuance of convertible bonds as referred to under item 7 hereof as may be resolved upon by the board of directors
								Mgmt	For	Against
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	9
To resolve on the issuance of bonds and other securities, of whatever nature, by the board of directors, and notably on the fixing of the value of such securities, in accordance with articles 8, number 3 and 15, number 1, paragraph e), of the articles of
association
								Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	10	To resolve on the acquisition and disposal of own bonds and other own securities	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	11	To resolve on the statement of the compensation committee on the remuneration policy for the members of the management and supervisory bodies of the company	Mgmt	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	12	To resolve on the ratification of the appointment of new members of the board of directors to complete the 2009-2011 term-of-office	Mgmt	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	O.1	Proposal for allocation of net income for financial year ended 31 December 2010 and dividend distribution	Mgmt	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	O.2	Proposal for appointment of independent auditors for financial years 2012/2020	Mgmt	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	E.1
Amendments to the Articles of Association no.7 (Shareholders'
Meeting), no.8 (Convocation), no.9 (Right to attend and vote in the
Shareholders' Meeting), no.11 (Validity of resolutions) and repeal of articles no.34 (First appointments) and no.37 (Final Provision)
to be implemented in accordance with shareholders' rights and related party transactions legislations for updating needs;
following and related resolutions
								Mgmt	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	E.2	Proposal for a capital increase for consideration, pursuant to article 2441 of the Civil Code, paragraph 1, 2 and 3; following and related resolutions	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	1	To receive and adopt the Report and Accounts	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	2	To approve the Remuneration report	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	3	To elect Lucy Neville-Rolfe as a non-executive director	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	4	To re-elect John Ormerod as a non-executive director	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	5	To re-appoint KPMG Audit Plc as auditors	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	6	To authorise the directors to determine the auditors' remuneration	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	7	Authority to allot shares	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	8	Disapplication of pre-emption rights	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	9	Political donations	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	10	Purchase of own shares	Mgmt	For	For
ITV PLC, LONDON	United Kingdom	11-May-2011	Annual		G4984A110	11	Length of notice period for general meetings	Mgmt	For	Against
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	2	To adopt the Annual Accounts and appropriation of the profit for the 2010 financial year	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	3	To discharge the Executive Directors in office in the 2010 financial year for the fulfillment of their task	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	4	To discharge the Non-Executive Directors in office in the 2010 financial year for the fulfillment of their task	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	5	To re-appoint Mr. P G J M Polman as an Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	6	To re-appoint Mr. R J-M S Huet as an Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	7	To re-appoint Professor L O Fresco as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	8	To re-appoint Ms. A M Fudge as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	9	To re-appoint Mr. C E Golden as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	10	To re-appoint Dr. B E Grote as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	11	To re-appoint Ms. H Nyasulu as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	12	To re-appoint The Rt. Hon Sir Malcolm Rifkind MP as a Non- Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	13	To re-appoint Mr. K J Storm as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	14	To re-appoint Mr. M Treschow as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	15	To re-appoint Mr. P S Walsh as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	16	To appoint Mr. S Bharti Mittal as a Non-Executive Director	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	17	To authorise the Board of Directors to purchase ordinary shares and depositary receipts thereof in the share capital of the Company	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	18	To reduce the capital with respect to shares and depositary receipts thereof held by the Company in its own share capital	Mgmt	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	19	To designate the Board of Directors as the company body authorised to issue shares in the Company	Mgmt	For	Against
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	20	To appoint PricewaterhouseCoopers Accountants N.V. as auditors for the 2011 financial year	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	3.2	Annual Accounts 2010: Proposal to adopt the Annual Accounts 2010	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	5	Proposal to release the members of the Executive Board from liability for their duties	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	6	Proposal to release the members of the Supervisory Board from liability for their duties	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	7	Proposal to appoint Ernst & young as the independent auditor for the Annual Accounts 2011	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	8	Proposal to adopt a new Executive Board Remuneration Policy	Mgmt	For	Against
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	9	Proposal to reappoint Mr. A.R. Wynaendts to the Executive Board	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	10	Proposal to reappoint Mr. A. Burgmans to the Supervisory Board	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	11	Proposal to reappoint Mrs. K.M.H. Peijs to the Supervisory Board	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	12	Proposal to reappoint Mr. L.M. van Wijk to the Supervisory Board	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	13	Proposal to authorize the Executive Board to issue common shares	Mgmt	For	Against
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	14	Proposal to authorize the Executive Board to restrict or exclude pre-emptive rights upon issuing common shares	Mgmt	For	Against
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	15	Proposal to authorize the Executive Board to issue common shares under incentive plans	Mgmt	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	16	Proposal to authorize the Executive Board to acquire shares in the Company	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	1.	Submission to the shareholders' meeting pursuant to section 176 (1) sentence 1-of the AktG (Aktiengesetz-German Stock Corporation Act)	Non-Voting
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	2.	Resolution on the appropriation of net income	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	3.	Resolution on the approval of the actions of the members of the Board of Management for the 2010 financial year	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	4.	Resolution on the approval of the actions of Dr. Klaus Zumwinkel, who resigned from the Supervisory Board, for the 2008 financial year	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	5.	Resolution on the approval of the actions of the members of the Supervisory Board for the 2010 financial year	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	6.
Resolution on the appointment of the independent auditor and the
Group auditor pursuant to section 318 (1) HGB for the 2011
financial year as well as the independent auditor to review the condensed financial statements and the interim management
report pursuant to section 37w (5), section 37y no. 2 WpHG
(Wertpapierhandelsgesetz- German Securities Trading Act) in the
2011 financial year
								Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	7.
Resolution on the authorization to acquire treasury shares and use them with possible exclusion of subscription rights and any rights to offer shares as well as of the option to redeem treasury shares, reducing the capital stock
								Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	8.	Election of a Supervisory Board member: Dr. Hubertus von Grunberg	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	9.	Election of a Supervisory Board member: Dr. h.c Bernhard Walter	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	10.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with T-Systems international GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	11.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with DeTeFleetServices GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	12.	Resolution regarding approval of the amendment to the profit and loss transfer agreemtnt with DFMG Holding GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	13.	Resolution regarding approval of the amendment to the profit and loss transfer agreemtnt with DeTeAssekuranz- Deutsche Telekom Assekuranz-Vermittlungsgesellschaft mbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	14.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Vivento Customer Services GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	15.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Vivento Technical Services GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	16.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Deutsche Telekom Accounting GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	17.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Deutsche Telekom Training GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	18.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Norma Telekommunikationsdienste GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	19.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with DeTeAsia Holding GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	20.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Traviata Telekommunhicationsdienste GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	21.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Scout24 Holding GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	22.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with T-Mobile Worldwide Holding GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	23.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Telekom Deutschland GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	24.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with MagyarCom Holding GmbH	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	25.	Resolution on the amendment to section 2 of the Articles of Incorporation	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	26.	Resolution regarding approval of the settlement agreement with the former member of the Board of Management Kai Uwe Ricke	Mgmt	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	27.	Resolution regarding approval of the settlement agreement with the former member of the Supervisory Board Dr. Klaus Zumwinkel	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.1	Approval of the financial statements of the Company	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.2	Approval of the consolidated financial statements	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.3	Allocation of income and setting the dividend	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.4	Agreements pursuant to Article L. 225-38 of the Commercial Code	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.5	Authorization to the Board of Directors to trade the Company's shares	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.6	Renewal of Mrs. Patricia Barbizet's term as Board member	Mgmt	For	Against
TOTAL S A	France	13-May-2011	MIX		F92124100	O.7	Renewal of Mr. Paul Desmarais Jr.'s term as Board member	Mgmt	For	Against
TOTAL S A	France	13-May-2011	MIX		F92124100	O.8	Renewal of Mr. Claude Mandil's term as Board member	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.9	Appointment of Mrs. Marie-Christine Coisne as Board member	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.10	Appointment of Mrs. Barbara Kux as Board member	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	E.11	Authorization to award free shares of the Company to employees of the Group as well as to executive directors of the Company or group companies	Mgmt	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	A
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: To approve amendment of article 9 of the articles of association to include a provision concerning the publication, on the company website, of the crossing of statutory thresholds received by the company under this article 9 of the company's articles of association
								Shareholder	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	1	Review and approval of the individual and consolidated annual accounts and the management report, as well as of the proposed allocation of losses profits and the management of its board room	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	2	Compensation of shareholders, distribution to be charged to unrestricted reserves	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	3.1	Amendment of the art. of the bylaws, art 1,6.2,7,14,16.1,17.4, 18.4,31bis and 36	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	3.2	Addition of a new paragraph 5 to art 16 of the bylaws	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	3.3	Addition of a new art.26bis to the bylaws	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	4.1	Amendment of the art 5,8.1,11, 13.1 of the G. meeting regulations	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	4.2	Amendment of the art 14.1 of the G. meeting regulations	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.1	Re-election of Mr.Isidro Faine	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.2	Re-election of Mr.Vitalino Manuel Nafria Azanar	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.3	Re-election of Mr.Julio Linares	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.4	Re-election of Mr.David Arcolus	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.5	Re-election of Mr.Carlos Colomer	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.6	Re-election of Mr.Peter Erskine	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.7	Re-election of Mr.Alfonso Ferrari	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.8	Re-election of Mr.A.Massanell	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	5.9	Appointment of Chang Xiaobing	Mgmt	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	6	Authorization to increase the share capital pursuant up to 5 year	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	7	Re-election of auditor	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	8	Long term incentive Plan based on Telefonica shares to executives team and executives directors	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	9
Restricted Share Plan of Telefonica, S.A. Approval of a long-term incentive restricted Plan consisting of the delivery of shares of
Telefonica, S.A. aimed at Employees and Executive Personnel
and linked to their continued employment in the Telefonica Group
								Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	10	Global incentive share purchase Plan of Telefonica, S.A. Approval of an incentive share purchase Global Plan for the Employees of the Telefonica Group	Mgmt	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary		879382109	11	Delegation of powers	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	1.
Presentation of the financial statements and annual report for the
2010 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts, the group annual report, and the report pursuant to Sections 289(4), 289(-5) and 315(4) of the
German Commercial Code
								Non-Voting
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	2.
Resolution on the appropriation of the distributable profit of EUR
1,502,413,540.85 as follows: Payment of a dividend of EUR 0.65 per no-par share EUR 716,553,222.75 shall be carried forward
Ex-dividend and payable date: May 26, 2011
								Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	3.	Ratification of the acts of the Board of MDs	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	4.	Ratification of the acts of the Supervisory Board	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	5.	Appointment of auditors for the 2011 financial year: Pricewater- houseCoopers AG, Dusseldorf	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	6.
Resolution on the authorization to issue convertible bonds,
warrant bonds, profit-sharing rights and/or participating bonds
(together: 'bonds'), the creation of contingent capital, and the corresponding amendment to the articles of association - The
Board of MDs shall be authorized, with the consent of the
Supervisory Board, to issue bearer and/or registered bonds of up to EUR 1,000,000,000, conferring conversion and/or option rights
								Mgmt	For	Against
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107
for shares of the company, on or before May 24, 2016.
Shareholders shall be granted subscription rights except for residual amounts, for the granting of such rights to holders of conversion or option rights, for the issue of bonds conferring conversion and/or option rights for shares of the company of up to
10 pct. of the share capital if such bonds are issued at a price not materially below their theoretical market value, and for the issue of bonds against contributions in kind. Shareholders' subscription rights shall also be excluded for the issue of profit-sharing rights and/or participating bonds not conferring conversion or option rights if these have debenture like features. The company's share capital shall be increased accordingly by up to EUR 75,000,000 through the issue of up to 75,000,000 new registered no-par
shares, insofar as conversion and/or option rights are exercised
(contingent capital 2011). - The existing authorization given by the shareholders' meeting of May 8, 2007, to issue bonds and

DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	7.a	Election to the Supervisory Board: Werner Gatzer	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	7.b	Election to the Supervisory Board: Thomas Kunz	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	7.c	Election to the Supervisory Board: Elmar Toime	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	7.d	Election to the Supervisory Board: Katja Windt	Mgmt	For	For
DEUTSCHE POST AG, BONN	Germany	25-May-2011	Annual		D19225107	7.e	Election to the Supervisory Board: Hero Brahms	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	1.
Presentation of the established Annual Financial Statements and
Management Rep-ort (including the explanatory report on
disclosures pursuant to paragraph 289-(4) German Commercial
Code) for the 2010 financial year, the approved Consoli-dated
Financial Statements and Management Report (including the
explanatory re-port on disclosures pursuant to paragraph 315 (4)
German Commercial Code) for-the 2010 financial year as well as the Report of the Supervisory Board
								Non-Voting
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	2.	Appropriation of distributable profit	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	3.	Ratification of the acts of management of the members of the Management Board for the 2010 financial year	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	4.	Ratification of the acts of management of the members of the Supervisory Board for the 2010 financial year	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	5.	Election of the auditor for the 2011 financial year, interim accounts	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	6.	Authorization to acquire own shares pursuant to paragraph 71 (1) No.8 Stock Corporation Act as well as for their use with the possible exclusion of pre-emptive rights	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	7.	Authorization to use derivatives within the framework of the purchase of own shares pursuant to paragraph 71 (1) No.8 Stock Corporation Act	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	8.
Authorization to issue participatory notes with warrants and/or convertible participatory notes, bonds with warrants and
convertible bonds (with the possibility of excluding pre-emptive rights), creation of conditional captial and amendment to the
Aritcles of Association
								Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	9.
Creation of new authorized capital for the capital increases in cash
(with the pssibility of excluding shareholders' pre-emptive rights, also in accordance with paragraph 186 (3) sentence 4 Stock
Corporation Act) and amendment to the Articles of Association
								Mgmt	For	Against
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	10.	Creation of new authorized capital for capital increases in cash or in kind (with the possibility of excluding pre-emptive rights) and amendments to the Articles of Association	Mgmt	For	Against
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	11.
Creation of new authorized captial for capital increases in cash
(with the possibility of excluding pre-emptive rights for broken amounts as well as in favour of holders of option and convertible rights) and amendment to the Articles of Association
								Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	12.	Election to the Supervisory Board: Ms. Katherine Garrett-Cox	Mgmt	For	For
DEUTSCHE BANK AG, FRANKFURT AM MAIN	Germany	26-May-2011	Annual		D18190898	13.
Approval of the conclusion of a partial profit and loss transfer agreement pursuant to paragraph 292 (1) No.2 Stock Corporation
Act (consisting of a "Revenue Sharing Agreement" and an
"Operating Agreement") between Deutsche Bank
Aktiengesellschaft, as the company, and Deutsche Bank Financial
LLC, Wilmington, as the other party
								Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.1	Approval of the corporate financial statements for the year ended December 31, 2010	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.2	Approval of the consolidated financial statements for the year ended December 31, 2010	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.3	Allocation of income	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.4	Option for payment of the dividend in shares	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.5	Approval of the agreements and commitments regulated by articles L.225-38 et seq. of the Code de commerce	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.6	Approval of a commitment regulated by article L.225-42-1 of the Code de commerce made in favour of Mr Laurent Mignon	Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.7	Ratification of the co-opting of Mr Philippe Queuille as a director	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.8	Ratification of the co-opting of Mr Jean-Bernard Mateu as a director	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.9	Ratification of the co-opting of Mrs Christel Bories as a director	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	O.10	Authorisation for the Board of Directors to trade in the Company's shares	Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.11	Delegation of powers to be given to the Board of Directors to reduce the authorised capital by cancelling treasury shares	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.12	Combining the Company's shares	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.13
Delegation of powers to the Board of Directors to decide on an increase of the authorised capital, by issuing - with the preferential right of subscription upheld - shares or transferable securities giving access to the Company's capital and/or issuing transferable securities giving an entitlement to the allocation of debt securities
								Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.14
Delegation of powers to the Board of Directors to decide on an increase of the authorised capital, by issuing - with the preferential right of subscription cancelled - shares or transferable securities giving access to the Company's capital and/or issuing transferable securities giving an entitlement to the allocation of debt securities
								Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.15	Determination of the share issue price, capped at 10% of the capital per annum, as part of an increase of the authorised capital by issuing shares, without any preferential right of subscription	Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.16
Delegation of powers to the Board of Directors to decide on an increase of the authorised capital, by issuing shares and/or transferable securities, without any preferential right of
subscription, giving access to the Company's capital by means of an offer regulated by article L.411-2, II of the Code monetaire et financier
								Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.17
Authorisation to be given to the Board of Directors for the purpose of issuing shares or transferable securities, without a preferential right of subscription, as payment for contributions in kind of equity securities or transferable securities giving access to the capital
								Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.18
Delegation of powers to be given to the Board of Directors to decide on an increase of the authorised capital by incorporation of share issue premia, reserves, profits or other monies eligible for capitalisation
								Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.19
Delegation of powers to be given to the Board of Directors for the purpose of increasing the number of shares to be issued in the event of a capital increase, with or without a preferential right of subscription
								Mgmt	For	Against
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.20
Delegation of powers to be given to the Board of Directors to decide on an increase of the authorised capital by issuing shares or transferable securities giving access to the capital, reserved for members of PEPs, with the preferential right of subscription cancelled in favour of the latter pursuant to article L.225-129-6 of the Code de commerce
								Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.21	Amendment of the Articles of Association relating to the rules for attending and voting at General Meetings of the Shareholders	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.22	Amendment of the Articles of Association relating to the number of shares that each director must own	Mgmt	For	For
NATIXIS, PARIS	France	26-May-2011	MIX		F6483L100	E.23	Powers for the necessary legal formalities	Mgmt	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	1.	Approve Appropriation of Retained Earnings	Mgmt	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.1	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.2	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.3	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.4	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.5	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.6	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.7	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.8	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.9	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.10	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.11	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.12	Appoint a Director	Mgmt	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.13	Appoint a Director	Mgmt	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.14	Appoint a Director	Mgmt	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.15	Appoint a Director	Mgmt	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	3.
Entrusting to the Company's Board of Directors determination of the subscription requirements for the share subscription rights, as stock options for stock-linked compensation issued to the
executive officers of the Company, as well as the directors and executive officers of the Company's subsidiaries
								Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.1	Approval of the corporate financial statements for the financial year ended on December 31, 2010	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.2	Approval of the consolidated financial statements for the financial year ended on December 31, 2010	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.3	Income for the financial year-Allocation	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.4	Renewal of Mr. Daniel Bernard's term as Board member	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.5	Renewal of Mr. W. Frank Blount's term as Board member	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.6	Regulated Agreements and Undertakings	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.7	Authorization granted to the Board of Directors to allow the Company to trade its own shares	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	E.8	Authorization granted to the Board of Directors to reduce the share capital of the Company by cancellation of treasury shares	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	E.9	Amendment of the Statutes - Updating Article 16 of the Statutes: invalid provision - Amendment of Article 21 of the Statutes: electronic signature and identification method of shareholders	Mgmt	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	E.10	Powers	Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	31-May-2011	EGM		P11427112	1
Acquisition, by Banco Do Brasil S.A. of 835,855 shares of the
American Financial Institution Eurobank, located in Coral Gables,
Miami Dade County, State of Florida, corresponding to 100
percent of the voting share capital, in light of the provision in part i of article 256 and line b of the sole paragraph of article  247, both from law 6404 of December 15, 1976, from here onwards the
Brazilian Corporate Law
								Mgmt	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	31-May-2011	EGM		P11427112	2	Ratification of the share purchase agreement and of the valuation report of Eurobank, in accordance with the terms of paragraph 1, article 256, of law 6404 of December 15, 1976	Mgmt	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.1	Approval of the annual corporate financial statements for the financial year ended on December 31, 2010	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.2	Approval of the consolidated financial statements for the financial year ended on December 31, 2010	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.3	Allocation of income for the financial year ended December 31, 2010 as reflected in the annual financial statements	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.4	Agreements pursuant to article L.225-38 of the Commercial Code	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.5	Renewal of Mr. Bernard Dufau's term as Board Member	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.6	Appointment of Mrs. Helle Kristoffersen as Board Member	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.7	Appointment of Mrs. Muriel Penicaud as Board Member	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.8	Appointment of Mr. Jean-Michel Severino as Board Member	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.9	Authorization to be granted to the Board of Directors to purchase or transfer shares of France Telecom	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.10
Delegation of authority to the Board of Directors to issue shares of the Company and securities providing access to shares or the
Company or one of its subsidiaries, while maintaining
shareholders' preferential subscription rights
								Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.11
Delegation of authority to the Board of Directors to issue shares of the Company and securities providing access to shares or the
Company or one of its subsidiaries, with cancellation of
shareholders' preferential subscription rights in the context of a public offer
								Management	For	Against
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.12
Delegation of authority to the Board of Directors to issue shares of the Company and securities providing access to shares or the
Company or one of its subsidiaries, with cancellation of
shareholders' preferential subscription rights in the context of an offer pursuant to Article L.411-2, II of the Monetary and Financial
Code
								Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.13	Authorization to the Board of Directors, in the event of capital increase with or without cancellation of shareholders' preferential subscription rights to increase the number of issuable securities	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.14	Delegation of authority to the Board of Directors to issue shares and securities providing access to shares in the event of public exchange offer initiated by the Company	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.15
Delegation of powers to the Board of Directors to issue shares and securities providing access to shares, in consideration of in-
kind contributions granted to the Company and composed of
equity securities or securities providing access to capital
								Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.16
Delegation of powers to the Board of Directors to issue shares reserved for persons who signed a liquidity contract with the
Company as shareholders or holders of options to subscribe for shares of Orange S.A
								Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.17
Delegation of powers to the Board of Directors to carry out the issuance gratis of liquidity instruments on options reserved for holders of options to subscribe for shares of the company Orange
S.A., who signed a liquidity contract with the Company
								Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.18	Overall limitation of authorizations	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.19	Delegation of authority to the Board of Directors to issue securities entitling to the allotment of debt securities	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.20	Delegation of authority to the Board of Directors to increase capital of the Company by incorporation of reserves, profits or premiums	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.21	Delegation of authority to the Board of Directors to carry out capital increases reserved for members of savings plans	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.22	Authorization to the Board of Directors to reduce capital by cancellation of shares	Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.23	Powers to accomplish all legal formalities	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	1	To receive and consider the Directors' report and audited financial statements for the 52 weeks ended 30 January 2011	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	2	To approve the Directors' remuneration report for the 52 weeks ended 30 January 2011	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	3	To declare a final dividend	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	4	To re-elect Sir Ian Gibson	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	5	To re-elect Dalton Philips	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	6	To re-elect Richard Pennycook	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	7	To re-elect Philip Cox	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	8	To re-elect Penny Hughes	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	9	To re-elect Nigel Robertson	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	10	To re-elect Johanna Waterous	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	11	To re-appoint KPMG Audit Plc as Auditors of the Company	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	12	To authorise the Directors to fix the remuneration of the Auditors	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	13	To authorise the Company to make market purchases of the Company's shares	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	14	To authorise the Directors to allot securities	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	15	To authorise the Directors to allot securities otherwise than in accordance with s.561 Companies Act 2006	Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	16	To approve the shortening of the period of notice for a General Meeting	Management	For	Against
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	1	To receive and adopt the annual report and accounts for 2010/11	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	2	To approve the Directors' remuneration report for 2010/11	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	3	To authorise the payment of a final dividend	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	4	To re-appoint Mr P Cagni as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	5	To re-appoint Ms C Chapman as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	6	To re-appoint Mr D Bernard as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	7	To re-appoint Mr A Bonfield as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	8	To re-appoint Mr I Cheshire as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	9	To re-appoint Mr A Dahlvig as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	10	To re-appoint Ms J Kong as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	11	To re-appoint Mr J Nelson as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	12	To re-appoint Mr K O'Byrne as a Director	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	13	To re-appoint the Auditors	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	14	To authorise the Audit Committee to agree the auditors' remuneration	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	15	To authorise the Company to make political donations	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	16	To authorise the Directors to allot new shares	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	17	To disapply pre-emption rights	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	18	To authorise the Company to purchase its own shares	Management	For	For
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	19	To authorise the calling of a general meeting, other than an AGM on 14 days' notice	Management	For	Against
KINGFISHER PLC, LONDON	United Kingdom	16-Jun-2011	Annual		G5256E441	20	To approve the amendment to the Rules of the Kingfisher 2006 Performance Share Plan	Management	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	01	ADMINISTRATION REPORT, FINANCIAL STATEMENTS AND FISCAL COUNCIL OPINION, CONCERNING DECEMBER 31, 2010 RESULTS.	Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	02	DESTINATION OF NET PROFIT OF THE YEAR AND DISTRIBUTION OF SHAREHOLDER REMUNERATION.	Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	03	ELECTION OF BOARD OF DIRECTORS, INCLUDING THE CHAIRMAN.	Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	04	ELECTION OF FISCAL COUNCIL MEMBERS AND THEIR RESPECTIVE SUBSTITUTES.	Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	05	REMUNERATION OF BOARD OF DIRECTORS, FISCAL COUNCIL AND EXECUTIVE BOARD OF DIRECTORS.	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113		Please reference meeting materials.	Non-Voting
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	1.	Approve Distribution of Surplus	Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	2.	Approve Partial Amendment of the Articles of Incorporation: Allow Discontinue The position of the Senior Managing Director, Allow Reduce the number of directors of the board	Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.1	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.2	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.3	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.4	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.5	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.6	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.7	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.8	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.9	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.10	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.11	Election of a Director	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.1	Election of a Corporate Auditor	Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.2	Election of a Corporate Auditor	Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.3	Election of a Corporate Auditor	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.4	Election of a Corporate Auditor	Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	5.	Approve Revision of the Amount of Remuneration for Directors	Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	6.	Approve Payment of Executive Bonuses	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105		Please reference meeting materials.	Non-Voting
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	1.	Approve Appropriation of Retained Earnings	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.1	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.2	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.3	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.4	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.5	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.6	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.7	Appoint a Director	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	3.1	Appoint a Corporate Auditor	Management	For	Against
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	3.2	Appoint a Corporate Auditor	Management	For	Against
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	4.	Appoint a Substitute Corporate Auditor	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	5.	Approve Payment of Bonuses to Directors	Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	6.	Provision of Remuneration to Directors for Stock Option Scheme as Stock-Linked Compensation Plan	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.1	Approval of company financial statements	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.2	Approval of consolidated financial statements	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.3	Approval in accordance with Article L.225-38 of the French Commercial Code	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.4	Ratification of the transfer of the registered office	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.5	Amendment of Article 26 of the Memorandum and Articles of Association	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.6	Appropriation of income - Setting the dividend	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.7	Distribution of an extra dividend in the form of shares in Dia SA	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.8	Renewal of a director's term of office: Mr Bernard Arnault	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.9	Renewal of a director's term of office: Mr Jean-Laurent Bonnafe	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.10	Renewal of a director's term of office: Mr Rene Brillet	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.11	Renewal of a director's term of office: Mr Amaury de Seze	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.12
Ratification of the appointment of a Director: The Shareholders'
Meeting ratifies the appointment, made temporarily by the Board of Directors  during its session of May 20th, 2011, of Madam
Mathilde Lemoine as Director, in replacement of Mister Jean-
Martin Folz, for the remaining term of office of her predecessor
								Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.13
Appointment of a principal statutory auditor: The General Meeting, voting as an Ordinary General Meeting, on the proposal of the
Board of  Directors, appoints Mazars, having its offices at 61 Rue
Henri Regnault, (92075) Paris La Defense, as principal statutory auditor for a term of six years that will end at the close of the
General Meeting called to vote on the financial statements for the year ended 31 December 2016
								Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.14
Appointment of a deputy statutory auditor: The General Meeting, voting as an Ordinary General Meeting, on the proposal of the
Board of  Directors, appoints Mr Thierry Colin, having his offices at
61 Rue Henri Regnault, 92075 Courbevoie, as deputy statutory auditor to Mazars, for a term of six years that will end at the close of the General Meeting called to vote on the financial statements for the year ended 31 December 2016
								Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.15	Authorisation of the Board of Directors to trade in the company's shares	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.16	Authorisation for the Board of Directors to reduce the share capital	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.17	Delegation of powers to the Board of Directors to issue shares or other negotiable securities with the retention of preferential subscription rights	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.18	Delegation of powers to the Board of Directors to issue shares or other negotiable securities with the cancellation of preferential subscription rights	Management	For	Against
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.19	Delegation of powers to the Board of Directors for the purpose of increasing the capital by incorporating reserves, profits, premiums or similar items	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.20
Delegation of powers to the Board of Directors for the purpose of issuing, within a limit of 10% of the capital, shares or negotiable securities giving access to equity, with a view to remunerating contributions in kind made to the company consisting of securities
								Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.21
Delegation of powers to the Board of Directors for the purpose of issuing shares or negotiable securities giving access to equity in the event of a public offering implemented by the company for the securities of another listed company with the cancellation of preferential subscription  rights
								Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.22	Approve employee stock purchase plan	Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.23	Authorize board to amend number of awards granted under outstanding restricted stock plans	Management	For	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102		PLEASE NOTE THAT THIS IS THE 9th ANNUAL GENERAL SHAREHOLDERS MEETING AND THE C-LASS SHAREHOLDERS MEETING OF SHAREHOLDERS OF ORDINARY SHARES (PLEASE REFER TO-THE ATTACHED PDF FILES.)	Non-Voting
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	1.	Approve Appropriation of Retained Earnings	Management	For	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	2.
Amend Articles to: Increase Capital Shares to be issued to
52,369,512,000shs.,Establish Articles Related to Record Dates for
Class Shareholders Meetings and others (PLEASE NOTE THAT
THIS IS THE CONCURRENT AGENDA ITEM FOR THE CLASS
SHAREHOLDERS MEETING OF SHAREHOLDERS OF
ORDINARY SHARES.)
								Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.1	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.2	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.3	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.4	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.5	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.6	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.7	Appoint a Director	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	4.1	Appoint a Corporate Auditor	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	4.2	Appoint a Corporate Auditor	Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	4.3	Appoint a Corporate Auditor	Management	For	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	5.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Preparation of an evaluation report in an appropriate manner)	Shareholder	Against	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	6.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Establishment of a third-party investigation committee on the Kanebo evaluation report issue, etc.)	Shareholder	Against	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	7.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Exercise of voting rights of shares held for strategic reasons)	Shareholder	Against	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	8.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Disclosure of compensation paid to each officer)	Shareholder	Against	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	9.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Production of a robust computer system)	Shareholder	Against	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	10.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Relaxing of the restriction on the number of characters available with regard to a shareholders' proposal)	Shareholder	Against	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124		Please reference meeting materials.	Non-Voting
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.1	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.2	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.3	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.4	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.5	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.6	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.7	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.8	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.9	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.10	Appoint a Director	Management	For	For
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.11	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.12	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	1.13	Appoint a Director	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	2.1	Appoint a Corporate Auditor	Management	For	Against
NEC CORPORATION	Japan	22-Jun-2011	Annual		J48818124	2.2	Appoint a Corporate Auditor	Management	For	For
TIM PARTICIPACOES SA	Brazil	22-Jun-2011	Special		88706P106	01
BY VIRTUE OF THE COMPANY'S MIGRATION TO THE
SPECIAL LISTING SEGMENT 'NOVO MERCADO' OF
BM&FBOVESPA - BOLSA DE VALORES, MERCADORIAS E
FUTUROS S.A., RATIFY THE RESOLUTION THAT APPROVES
THE CONVERSION OF ALL PREFERRED SHARES INTO
COMMON SHARES ISSUED BY THE COMPANY WITH THE
CONVERSION RATIO OF 0.8406 COMMON SHARES NEWLY
ISSUED BY THE COMPANY FOR EACH PREFERRED SHARE.
								Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111		Please reference meeting materials.	Non-Voting
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	1.	Approve Appropriation of Retained Earnings	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	2.	Amend Articles to: Allow Use of Electronic Systems for Public Notifications, Clarify the Maximum Size of Board to 15 and other	Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.1	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.2	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.3	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.4	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.5	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.6	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.7	Appoint a Director	Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.8	Appoint a Director	Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.9	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.10	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.11	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.12	Appoint a Director	Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	4.1	Appoint a Corporate Auditor	Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	4.2	Appoint a Corporate Auditor	Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	5.	Approve Payment of Bonuses to Corporate Officers	Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	6.	Amend the Compensation to be received by Directors and Corporate Auditors	Management	For	For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101		Please reference meeting materials.	Non-Voting
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	1.	Approve Appropriation of Retained Earnings	Management	For	For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.1	Appoint a Corporate Auditor	Management	For	Against
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.2	Appoint a Corporate Auditor	Management	For	Against
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.3	Appoint a Corporate Auditor	Management	For	Against
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.4	Appoint a Corporate Auditor	Management	For	For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.5	Appoint a Corporate Auditor	Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108		Please reference meeting materials.	Non-Voting
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	1.	Approve Appropriation of Retained Earnings	Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.1	Appoint a Director	Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.2	Appoint a Director	Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.3	Appoint a Director	Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.4	Appoint a Director	Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.5	Appoint a Director	Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.6	Appoint a Director	Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.7	Appoint a Director	Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.8	Appoint a Director	Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	3.	Appoint a Corporate Auditor	Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	4.	Approve Payment of Bonuses to Directors	Management	For	For
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106		Please reference meeting materials.	Non-Voting
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106	1.	Approve Appropriation of Retained Earnings	Management	For	For
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106	2.	Amend Articles to: Adopt Reduction of Liability System for All Directors and All Auditors	Management	For	For
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106	3.1	Appoint a Corporate Auditor	Management	For	For
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106	3.2	Appoint a Corporate Auditor	Management	For	Against
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106	3.3	Appoint a Corporate Auditor	Management	For	For
JAPAN TOBACCO INC.	Japan	24-Jun-2011	Annual		J27869106	3.4	Appoint a Corporate Auditor	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103		Please reference meeting materials.	Non-Voting
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	1.	Approve Appropriation of Retained Earnings	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	2.	Amend Articles to:Reduce Board Size to 10 and other	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.1	Appoint a Director	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.2	Appoint a Director	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.3	Appoint a Director	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.4	Appoint a Director	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.5	Appoint a Director	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.6	Appoint a Director	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.7	Appoint a Director	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	3.8	Appoint a Director	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	4.1	Appoint a Corporate Auditor	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	4.2	Appoint a Corporate Auditor	Management	For	Against
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	5.	Amend the Compensation to be received by Directors	Management	For	For
THE SAN-IN GODO BANK,LTD.	Japan	24-Jun-2011	Annual		J67220103	6.	Approve Revisions of Compensation as Stock Options for Directors and Corporate Auditors, and of the Details of the Share Acquisition Rights	Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102		Please reference meeting materials.	Non-Voting
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	1.	Approve Appropriation of Retained Earnings	Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.1	Appoint a Director	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.2	Appoint a Director	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.3	Appoint a Director	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.4	Appoint a Director	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.5	Appoint a Director	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.6	Appoint a Director	Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.7	Appoint a Director	Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.8	Appoint a Director	Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.9	Appoint a Director	Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.10	Appoint a Director	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	3.1	Appoint a Corporate Auditor	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	3.2	Appoint a Corporate Auditor	Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	4.	Approve Payment of Bonuses to Directors	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109		Please reference meeting materials.	Non-Voting
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	1.	Approve Appropriation of Retained Earnings	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	2.	Approve Share Consolidation	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	3.	Amend Articles to: Reduce Trading Unit from 1,000 shs. to 100 shs.	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.1	Appoint a Director	Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.2	Appoint a Director	Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.3	Appoint a Director	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.4	Appoint a Director	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.5	Appoint a Director	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.6	Appoint a Director	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.7	Appoint a Director	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.8	Appoint a Director	Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.9	Appoint a Director	Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.10	Appoint a Director	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.11	Appoint a Director	Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.12	Appoint a Director	Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	5.	Amend the Compensation to be received by Directors	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	6.	Amend the Compensation to be received by Corporate Auditors	Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	7.	Determination of Amount and content of Stock Compensation Type Stock Options to be granted to Directors	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106		Please reference meeting materials.	Non-Voting
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	1.	Approve Appropriation of Retained Earnings	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.1	Appoint a Director	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.2	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.3	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.4	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.5	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.6	Appoint a Director	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.7	Appoint a Director	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.8	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.9	Appoint a Director	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.10	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.11	Appoint a Director	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	3.1	Appoint a Corporate Auditor	Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	3.2	Appoint a Corporate Auditor	Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	4.	Amend the Compensation to be received by Corporate Auditors	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106		Please reference meeting materials.	Non-Voting
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.1	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.2	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.3	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.4	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.5	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.6	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.7	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.8	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.9	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.10	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.11	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.12	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.13	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.14	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.15	Appoint a Director	Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	2.	To issue Stock Acquisition Rights for the purpose of granting stock options	Management	For	For
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122		Please reference meeting materials.	Non-Voting
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	1.	Approve Appropriation of Retained Earnings	Management	For	For
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.1	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.2	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.3	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.4	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.5	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.6	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.7	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.8	Appoint a Director	Management	For	Against
ROHM COMPANY LIMITED	Japan	29-Jun-2011	Annual		J65328122	2.9	Appoint a Director	Management	For	For
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102		Please reference meeting materials.	Non-Voting
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	1.	Approve Appropriation of Retained Earnings	Management	For	For
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.1	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.2	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.3	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.4	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.5	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.6	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.7	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.8	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.9	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.10	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.11	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.12	Appoint a Director	Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	3.	Appoint a Corporate Auditor	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136		Please reference meeting materials.	Non-Voting
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	1.	Approve Appropriation of Retained Earnings	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.1	Appoint a Director	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.2	Appoint a Director	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.3	Appoint a Director	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.4	Appoint a Director	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.5	Appoint a Director	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.6	Appoint a Director	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	2.7	Appoint a Director	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	3.1	Appoint a Corporate Auditor	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	3.2	Appoint a Corporate Auditor	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	3.3	Appoint a Corporate Auditor	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	3.4	Appoint a Corporate Auditor	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	3.5	Appoint a Corporate Auditor	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	4.	Approve Payment of Bonuses to Directors	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	5.	Amend Articles to: Any director designated by the Board of Directors in advance to Convene and Chair a Shareholders Meeting and other	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	6.	Truncation and Provision of Retirement Benefits (Reserved in the Past) to a Director in accordance with the Abolishment of the Retirement Benefits System	Management	For	Against
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	7.	Provision of Retirement Benefits (Reserved in the Past) to a Retiring Company Auditor (Abolishment of the Retirement Benefits System)	Management	For	For
TDK CORPORATION	Japan	29-Jun-2011	Annual		J82141136	8.	Provision of Retirement Benefits (Reserved in the Past) to a Retiring Outside Company Auditor (Abolishment of the Retirement Benefits System)	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100		Please reference meeting materials.	Non-Voting
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	1.	Approve Appropriation of Retained Earnings	Management	For	For
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	2.	Amend Articles to: Reduce Board Size to 20	Management	For	For
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.1	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.2	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.3	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.4	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.5	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.6	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.7	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.8	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.9	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.10	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.11	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.12	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.13	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.14	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.15	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.16	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.17	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.18	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.19	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	3.20	Appoint a Director	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	4.1	Appoint a Corporate Auditor	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	4.2	Appoint a Corporate Auditor	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	4.3	Appoint a Corporate Auditor	Management	For	For
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	4.4	Appoint a Corporate Auditor	Management	For	Against
DAI NIPPON PRINTING CO.,LTD.	Japan	29-Jun-2011	Annual		J10584100	5.	Amend the Compensation to be received by Directors	Management	For	For
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129		Please reference meeting materials.	Non-Voting
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	1.	Approve Appropriation of Retained Earnings	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	2.
Delegation to the Board of Directors to determine the terms and conditions of issuing Shinkabu-Yoyakuken (Share Option) without consideration to employees of the Company and directors and
employees of its affiliates
								Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.1	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.2	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.3	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.4	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.5	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.6	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.7	Appoint a Director	Management	For	Against
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.8	Appoint a Director	Management	For	For
NISSAN MOTOR CO.,LTD.	Japan	29-Jun-2011	Annual		J57160129	3.9	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108		Please reference meeting materials.	Non-Voting
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	1.	Approve Appropriation of Retained Earnings	Management	For	For
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	2.	Reduction of the Legal Capital Surplus	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.1	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.2	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.3	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.4	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.5	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.6	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.7	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.8	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.9	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	3.10	Appoint a Director	Management	For	Against
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	4.	Appoint Additional Accounting Auditors	Management	For	For
SUMITOMO MITSUI TRUST HOLDINGS, INC.	Japan	29-Jun-2011	Annual		J0752J108	5.	Determine the Amount of Remuneration and Substance of Share Acquisition Rights to be Allocated to Directors as Stock Options	Management	For	For
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105		Please reference meeting materials.	Non-Voting
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	1.	Approve Appropriation of Retained Earnings	Management	For	For
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.1	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.2	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.3	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.4	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.5	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.6	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.7	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.8	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.9	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.10	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.11	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.12	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.13	Appoint a Director	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	3.1	Appoint a Corporate Auditor	Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	3.2	Appoint a Corporate Auditor	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105		Please reference meeting materials.	Non-Voting
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	1.	Approve Appropriation of Retained Earnings	Management	For	For
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.1	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.2	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.3	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.4	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.5	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.6	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.7	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.8	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.9	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.10	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.11	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.12	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.13	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.14	Appoint a Director	Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.15	Appoint a Director	Management	For	For
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.16	Appoint a Director	Management	For	For
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	3.	Appoint a Corporate Auditor	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	1	Approve Appropriation of Profits	Management	For	For
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.1	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.2	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.3	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.4	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.5	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.6	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.7	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	2.8	Appoint a Director	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	3.1	Appoint a Corporate Auditor	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	3.2	Appoint a Corporate Auditor	Management	For	Against
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	3.3	Appoint a Corporate Auditor	Management	For	For
ONO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J61546115	4	Approve Payment of Bonuses to Directors	Management	For	For
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	1	Approve Appropriation of Profits	Management	For	For
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	2	Create a Holding Company by Stock Transfer	Management	For	For
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	3.1	Appoint a Director	Management	For	Against
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	3.2	Appoint a Director	Management	For	Against
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	3.3	Appoint a Director	Management	For	For
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	3.4	Appoint a Director	Management	For	Against
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	3.5	Appoint a Director	Management	For	Against
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	4.1	Appoint a Corporate Auditor	Management	For	Against
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	4.2	Appoint a Corporate Auditor	Management	For	For
TAISHO PHARMACEUTICAL CO.,LTD.	Japan	29-Jun-2011	Annual		J79819108	5	Approve Provision of Retirement Allowance for Deceased Director and Retiring Corporate Auditor	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109		Please reference meeting materials.	Non-Voting
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	1.	Approve Appropriation of Retained Earnings	Management	For	For
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.1	Appoint a Director	Management	For	For
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.2	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.3	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.4	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.5	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.6	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.7	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.8	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.9	Appoint a Director	Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.10	Appoint a Director	Management	For	For
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	3.1	Appoint a Corporate Auditor	Management	Against	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	3.2	Appoint a Corporate Auditor	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106		Please reference meeting materials.	Non-Voting
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	1.	Approve Appropriation of Retained Earnings	Management	For	For
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	2.
Amend Articles to:Establish Articles Related to Class A Preferred
Shares and Class Shareholders Meetings(The total number of
shares that may be issued by the Bank shall be 1,344,000,000 shares and the total number of Class A Preferred Shares that may be issued by the Bank shall be 1,344,000,000 shares)
								Management	For	For
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.1	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.2	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.3	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.4	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.5	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.6	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.7	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.8	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.9	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.10	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.11	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.12	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.13	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.14	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.15	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	3.16	Appoint a Director	Management	For	Against
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	4.1	Appoint a Corporate Auditor	Management	For	For
THE 77 BANK,LTD.	Japan	29-Jun-2011	Annual		J71348106	4.2	Appoint a Corporate Auditor	Management	For	For
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	1	Approve Appropriation of Profits	Management	For	For
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.1	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.2	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.3	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.4	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.5	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.6	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.7	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.8	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.9	Appoint a Director	Management	For	Against
THE AKITA BANK,LTD.	Japan	29-Jun-2011	Annual		J01092105	2.10	Appoint a Director	Management	For	Against

Fund Name
Separate Managed Account Reserve Trust
Company Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Item Number	Ballot Issue description	Director	Proponent	mgt vote	Fund Vote
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	01	DIRECTOR		Mgmt.
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		1		RICHARD B. EVANS	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		2		RICHARD D. FALCONER	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		3		RICHARD GARNEAU	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		4		JEFFREY A. HEARN	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		5		ALAIN RHÉAUME	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		6		PAUL C. RIVETT	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		7		MICHAEL ROUSSEAU	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		8		DAVID H. WILKINS	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	02	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP APPOINTMENT.		Mgmt.	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY- ON-PAY").		Mgmt.	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	04	ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY.		Mgmt.	1 Year	1 Year

Fund Name
Institutional Global Equity Fund
Company Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Item Number	Ballot Issue description	Director	Proponent	mgt vote	Fund Vote
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	1	Receive and adopt the audited accounts for the 52 weeks to 20 MAR 2010 together with the reports of the Directors and Auditors		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	2	Approve the remuneration report for the 52 weeks to 20 MAR 2010		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	3	Declare a final dividend of 10.2 pence per ordinary share		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	4	Election of David Tyler as a Director		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	5	Re-elect Val Gooding as a Director		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	6	Re-elect Justin King as a Director		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	7	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the conclusion of the next AGM		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	8	Authorize the Audit Committee to agree the Auditors' remuneration		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	9
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act 2006  the 2006 Act   to allot
shares or grant rights to subscribe for or to convert any security into shares up to a nominal amount of GBP 117,201,000 such
authority to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985;  Authority expires at the end of the AGM in 2011 or on 20 SEP 2011 , in each case, so that the Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends
									Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.10
Authorize the Directors, subject to the passing of Resolution 9 above, to allot equity shares  defined in Section 560(1) of the 2006
Act  wholly for cash pursuant to the authority given by resolution 9 above or where the allotment constitutes an allotment of equity securities by virtue of Section 563(3) of the 2006 Act, in each case: in connection with a pre-emptive offer, and otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 13,290,000; and as if Section 561(1) of the 2006
Act did not apply to any such allotment;  Authority expires at the end of the AGM in 2011 or on 20 SEP 2011  the Company may
make offers and enter in to agreements during this period which would, or might, require equity securities to be allotted after the power ends
									Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	11	Authorize the Directors to operate the J Sainsbury All Employee Share Ownership Plan for a further 10 years from the date of the passing of this resolution		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	12
Approve, in accordance with Section 366 of the 2006 Act the
Company and any Company which is, or becomes, a subsidiary of the Company during the period to which this resolution relates are authorized to: make donations to political parties or independent election candidates, as defined in Section 363 and 364 of the
2006 Act, not exceeding GBP 50,000 in total; make donations to political organizations other than political parties, as defined in
Section 363  and 364 of the 2006 Act, not exceeding GBP 50,000 in total; and  incur political expenditure, as defined 365 of the 2006
Act, not exceeding GBP 50,000 in total during the period
beginning with the date of the passing of this resolution  Authority expires on 20 SEP 2011 or if sooner the date of the Company's
AGM in 2011
									Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.13	Authorize the Company to purchase its own shares		Management	For	For
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.14	Authorize the Company to call a general meeting on not less than 14 clear days' notice		Management	For	Against
J.SAINSBURY PLC, LONDON	United Kingdom	14-Jul-2010	Annual		G77732173	S.15	Adopt the new Articles of Association		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	1	Receive annual report and accounts		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	2	Approve the remuneration report		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	3	Declare final dividend		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	4	Re-elect Sir Stuart Rose		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	5	Election of Marc Bolland		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	6	Election of John Dixon		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	7	Re-elect Martha Lane Fox		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	8	Re-elect Steven Holliday		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	9	Re-appoint PWC as the Audtors		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	10	Authorize the Audit Committee to determine Auditor's remuneration		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	11	Authorize the allotment of shares		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.12	Approve to disapply pre-emption rights		Management	For	Against
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.13	Authorize the purchase of own shares		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.14	Approve to call general meetings on 14 days' notice		Management	For	Against
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	15	Authorize the Company and its subsidiaries to make political donations		Management	For	For
MARKS & SPENCER GROUP P L C	United Kingdom	14-Jul-2010	Annual		G5824M107	S.16	Adopt new Articles of Association		Management	For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101	01	DIRECTOR		Management
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		1	JAMES W. BREYER		For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		2	DONALD J. CARTY		For	Withheld
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		3	MICHAEL S. DELL		For	Withheld
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		4	WILLIAM H. GRAY, III		For	Withheld
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		5	JUDY C. LEWENT		For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		6	THOMAS W. LUCE, III		For	Withheld
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		7	KLAUS S. LUFT		For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		8	ALEX J. MANDL		For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		9	SHANTANU NARAYEN		For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		10	SAM NUNN		For	Withheld
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101		11	H. ROSS PEROT, JR.		For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101	02	RATIFICATION OF INDEPENDENT AUDITOR		Management	For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101	03	AMENDMENT OF CERTIFICATE OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTE PROVISIONS		Management	For	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101	SH1	REIMBURSEMENT OF PROXY EXPENSES		Shareholder	Against	For
DELL INC.	United States	12-Aug-2010	Annual	DELL	24702R101	SH2	ADVISORY VOTE ON EXECUTIVE COMPENSATION		Shareholder	Against	For
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	1	Opening and announcements		Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	2	Report and annual accounts for the period 01 JUL 2009 - 30 JUN 2010		Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	3	Composition board		Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	4	Recent legislative changes registration date and convocation period		Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	5	Any other business		Non-Voting
UNILEVER NV, ROTTERDAM	Netherlands	08-Oct-2010	Annual		N8981F271	6	End		Non-Voting
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1A	ELECTION OF DIRECTOR: CHRISTOPHER B. BEGLEY		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1B	ELECTION OF DIRECTOR: CRANDALL C. BOWLES		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1C	ELECTION OF DIRECTOR: VIRGIS W. COLBERT		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1D	ELECTION OF DIRECTOR: JAMES S. CROWN		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1E	ELECTION OF DIRECTOR: LAURETTE T. KOELLNER		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1F	ELECTION OF DIRECTOR: CORNELIS J.A. VAN LEDE		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1G	ELECTION OF DIRECTOR: DR. JOHN MCADAM		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1H	ELECTION OF DIRECTOR: SIR IAN PROSSER		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1I	ELECTION OF DIRECTOR: NORMAN R. SORENSEN		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1J	ELECTION OF DIRECTOR: JEFFREY W. UBBEN		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	1K	ELECTION OF DIRECTOR: JONATHAN P. WARD		Management	For	For
SARA LEE CORPORATION	United States	28-Oct-2010	Annual	SLE	803111103	02	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2011.		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1A	ELECTION OF DIRECTOR: PETER D. BEHRENDT		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1B	ELECTION OF DIRECTOR: KATHLEEN A. COTE		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1C	ELECTION OF DIRECTOR: JOHN F. COYNE		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1D	ELECTION OF DIRECTOR: HENRY T. DENERO		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1E	ELECTION OF DIRECTOR: WILLIAM L. KIMSEY		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1F	ELECTION OF DIRECTOR: MICHAEL D. LAMBERT		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1G	ELECTION OF DIRECTOR: LEN J. LAUER		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1H	ELECTION OF DIRECTOR: MATTHEW E. MASSENGILL		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1I	ELECTION OF DIRECTOR: ROGER H. MOORE		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1J	ELECTION OF DIRECTOR: THOMAS E. PARDUN		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	1K	ELECTION OF DIRECTOR: ARIF SHAKEEL		Management	For	For
WESTERN DIGITAL CORPORATION	United States	11-Nov-2010	Annual	WDC	958102105	02	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR ENDING JULY 1, 2011.		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	01	ELECTION OF DIRECTOR: STEVEN A. BALLMER		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	02	ELECTION OF DIRECTOR: DINA DUBLON		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	03	ELECTION OF DIRECTOR: WILLIAM H. GATES III		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	04	ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	05	ELECTION OF DIRECTOR: REED HASTINGS		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	06	ELECTION OF DIRECTOR: MARIA M. KLAWE		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	07	ELECTION OF DIRECTOR: DAVID F. MARQUARDT		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	08	ELECTION OF DIRECTOR: CHARLES H. NOSKI		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	09	ELECTION OF DIRECTOR: HELMUT PANKE		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	10	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR		Management	For	For
MICROSOFT CORPORATION	United States	16-Nov-2010	Annual	MSFT	594918104	11	SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD COMMITTEE ON ENVIRONMENTAL SUSTAINABILITY		Shareholder	For	Against
MOTOROLA SOLUTIONS, INC.	United States	29-Nov-2010	Special	MSI	620076109	01
AUTHORIZATION FOR THE BOARD OF DIRECTORS TO
EFFECT, IN ITS DISCRETION PRIOR TO DECEMBER 31, 2011,
A REVERSE STOCK SPLIT OF THE OUTSTANDING AND
TREASURY COMMON STOCK OF MOTOROLA, AT A
REVERSE STOCK SPLIT RATIO OF AT LEAST 1-FOR-3 AND
OF UP TO 1-FOR-7, AS DETERMINED BY THE BOARD OF
DIRECTORS.
									Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	29-Nov-2010	Special	MSI	620076109	02
APPROVAL OF A CORRESPONDING AMENDMENT TO
MOTOROLA'S RESTATED CERTIFICATE OF
INCORPORATION TO EFFECT THE REVERSE STOCK SPLIT
AND TO REDUCE PROPORTIONATELY THE TOTAL NUMBER
OF SHARES OF COMMON STOCK THAT MOTOROLA IS
AUTHORIZED TO ISSUE, SUBJECT TO THE BOARD OF
DIRECTORS' AUTHORITY TO ABANDON SUCH AMENDMENT.
									Management	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	11-Jan-2011	Special	EBR	15234Q207	01	CAPITAL INCREASE WITH ISSUANCE OF NEW SHARES.		Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	25-Feb-2011	Special	EBR	15234Q207	01	ELECTION OF MEMBER OF THE BOARD OF DIRECTORS: JOSE DA COSTA CARVALHO NETO		Management	For	Against
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1A	ELECTION OF DIRECTOR: PIERRE R. BRONDEAU		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1B	ELECTION OF DIRECTOR: JUERGEN W. GROMER		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1C	ELECTION OF DIRECTOR: ROBERT M. HERNANDEZ		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1D	ELECTION OF DIRECTOR: THOMAS J. LYNCH		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1E	ELECTION OF DIRECTOR: DANIEL J. PHELAN		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1F	ELECTION OF DIRECTOR: FREDERIC M. POSES		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1G	ELECTION OF DIRECTOR: LAWRENCE S. SMITH		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1H	ELECTION OF DIRECTOR: PAULA A. SNEED		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1I	ELECTION OF DIRECTOR: DAVID P. STEINER		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	1J	ELECTION OF DIRECTOR: JOHN C. VAN SCOTER		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	2A
TO APPROVE THE 2010 ANNUAL REPORT OF TYCO
ELECTRONICS LTD. (EXCLUDING THE STATUTORY
FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED
SEPTEMBER 24, 2010 AND THE CONSOLIDATED FINANCIAL
STATEMENTS FOR THE FISCAL YEAR ENDED SEPTEMBER
24, 2010)
									Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	2B	TO APPROVE THE STATUTORY FINANCIAL STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE FISCAL YEAR ENDED SEPTEMBER 24, 2010		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	2C	TO APPROVE THE CONSOLIDATED FINANCIAL STATEMENTS OF TYCO ELECTRONICS LTD. FOR THE FISCAL YEAR ENDED SEPTEMBER 24, 2010		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	03	TO RELEASE THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF TYCO ELECTRONICS FOR ACTIVITIES DURING THE FISCAL YEAR ENDED SEPTEMBER 24, 2010		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	4A	TO ELECT DELOITTE & TOUCHE LLP AS TYCO ELECTRONICS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2011		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	4B	TO ELECT DELOITTE AG, ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SWISS REGISTERED AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO ELECTRONICS		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	4C	TO ELECT PRICEWATERHOUSECOOPERS AG, ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SPECIAL AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO ELECTRONICS		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	05	AN ADVISORY VOTE ON EXECUTIVE COMPENSATION		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	06
AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN
ADVISORY VOTE ON EXECUTIVE COMPENSATION. THERE
IS NO MANAGEMENT RECOMMENDATION FOR PROPOSAL
6. IF NO DIRECTION IS MADE OR GIVEN, THIS PROPOSAL
WILL BE VOTED AS ABSTAIN.
									Management	None	1 Year
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	07
TO APPROVE A DIVIDEND PAYMENT TO SHAREHOLDERS IN
A SWISS FRANC AMOUNT EQUAL TO US$ 0.72 PER ISSUED
SHARE (INCLUDING TREASURY SHARES) TO BE PAID IN
FOUR EQUAL QUARTERLY INSTALLMENTS OF US$ 0.18
STARTING WITH THE THIRD FISCAL QUARTER OF 2011 AND
ENDING IN THE SECOND FISCAL QUARTER OF 2012
PURSUANT TO THE TERMS OF THE DIVIDEND RESOLUTION
									Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	08	TO APPROVE THE CHANGE OF TYCO ELECTRONICS' CORPORATE NAME FROM "TYCO ELECTRONICS LTD." TO "TE CONNECTIVITY LTD." AND RELATED AMENDMENTS TO THE ARTICLES OF ASSOCIATION		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	09	TO APPROVE THE RENEWAL OF AUTHORIZED CAPITAL AND RELATED AMENDMENT TO THE ARTICLES OF ASSOCIATION		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	10	TO APPROVE A REDUCTION OF SHARE CAPITAL FOR SHARES ACQUIRED UNDER TYCO ELECTRONICS' SHARE REPURCHASE PROGRAM AND RELATED AMENDMENTS TO THE ARTICLES OF ASSOCIATION		Management	For	For
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	11	TO APPROVE AN AUTHORIZATION RELATED TO TYCO ELECTRONICS' SHARE REPURCHASE PROGRAM		Management	For	Against
TYCO ELECTRONICS LTD	Switzerland	09-Mar-2011	Annual		H8912P106	12	TO APPROVE ANY ADJOURNMENTS OR POSTPONEMENTS OF THE ANNUAL GENERAL MEETING		Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Mar-2011	Special	EBR	15234Q207	01
DECIDE ON THE APPROVAL OF THE CAPITAL INCREASE ON
155 TH GENERAL ASSEMBLY MEETING HELD ON 01/11/2011
IN THE AMOUNT OF R $ 5,148,764,252.10 (FIVE BILLION, ONE
HUNDRED FORTY-EIGHT MILLION, SEVEN HUNDRED SIXTY-
FOUR THOUSAND, TWO HUNDRED FIFTY-TWO REAIS AND
TEN CENTS).
									Management	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	16-Mar-2011	Special	EBR	15234Q207	02
AMEND ARTICLE 6 OF THE BYLAWS IN ORDER TO
ESTABLISH THE CAPITAL OF THE CORPORATION IS LISTED
AS: "SOCIAL CAPITAL IS R $ 31,305,331,463.74, DIVIDED INTO
1,087,050,297 COMMON SHARES, 146,920 PREFERRED
SHARES OF CLASS A AND 265,436,883 PREFERRED CLASS
"B", WITHOUT PAR VALUE."
									Management	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144		Please reference meeting materials.		Non-Voting
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	1.	Approve Appropriation of Retained Earnings		Management	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.1	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.2	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.3	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.4	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.5	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.6	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.7	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.8	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.9	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.10	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.11	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.12	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.13	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.14	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.15	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.16	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.17	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.18	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	2.19	Appoint a Director		Management	For	Against
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	3.	Appoint a Corporate Auditor		Management	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	4.	Approve Payment of Bonuses to Directors		Management	For	For
CANON INC.	Japan	30-Mar-2011	Annual		J05124144	5.	Issuance of Share Options as Stock Options without Compensation		Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	1	The Nomination Committee proposes the Chairman of the Board of Directors, Mich-ael Treschow, be elected Chairman of the Meeting		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	2	Preparation and approval of the voting list		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	3	Approval of the agenda of the Meeting		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	4	Determination whether the Meeting has been properly convened		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	5	Election of two persons approving the minutes		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	6	Presentation of the annual report, the auditors' report, the consolidated acco-unts, the auditors' report on the consolidated accounts and the auditors' pres-entation of the audit work during 2010		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	7	The President's speech and questions by the shareholders to the Board of Direc-tors and the management		Non-Voting
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	8.1	Resolution with respect to: adoption of the income statement and the balance sheet, the consolidated income statement and the consolidated balance sheet		Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	8.2	Resolution with respect to: discharge of liability for the members of the Board of Directors and the President		Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	8.3
The Board of Directors proposes a dividend of SEK 2.25 per share and Monday, April 18, 2011, as record date for dividend.
Assuming this date will be the record day, Euroclear Sweden AB is expected to disburse dividends on Thursday, April 21, 2010
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.1	The number of Board members to be elected by the Meeting shall remain twelve and no Deputy Directors be elected		Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.2
The fees to the non-employed Board members and to the non-
employed members of the Committees to the Board of Directors elected by the Meeting be paid as follows: SEK 3,750,000 to the
Chairman of the Board of Directors (unchanged); SEK 825,000
each to the other Board members (previously SEK 750,000); SEK
350,000 to the Chairman of the Audit Committee (unchanged);
SEK 250,000 each to the other members of the Audit Committee
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
(unchanged); SEK 200,000 each to the Chairmen of the Finance and the Remuneration Committee (previously SEK 125,000); and
SEK 175,000 each to the other members of the Finance and the
Remuneration Committee (previously SEK 125,000). Fees in the form of synthetic shares: The Nomination Committee proposes the
Directors should be offered, on unchanged terms, the possibility to receive part of the fees in respect of their Board assignment
(however, not in respect of committee work) in the form of
synthetic shares. A synthetic share signifies a right to receive future payment of an amount corresponding to the market price of a share of series B in the Company on NASDAQ OMX Stockholm
at the time of payment. The following principal terms and
conditions shall apply. A nominated Director shall have the
possibility of choosing to receive the fee in respect of his or her
Board assignment, according to the following four alternatives: 25 percent in cash – 75 percent in synthetic shares; 50 percent in cash – 50 p

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.3
Chairman of the Board of Directors: The Nomination Committee
proposes Leif Johansson be elected new Chairman of the Board of Directors (Michael Treschow, presently Chairman of the Board, has declined re-election). Other members of the Board of
Directors: The Nomination Committee proposes re-election of
Roxanne S. Austin, Sir Peter L. Bonfield, Borje Ekholm, Ulf J.
Johansson, Sverker Martin-Lof, Nancy McKinstry, Anders Nyr n,
Carl-Henric Svanberg, Hans Vestberg and Michelangelo Volpi and
election of Jacob Wallenberg as new Board member (Marcus
Wallenberg has declined re-election)
									Management	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.4
Procedure on appointment of the Nomination Committe and
determination of the assignment of the Committee: The
Nomination Committee proposes a procedure on appointment of
the Nomination Committee, in substance as follows: The
Company shall have a Nomination Committee of no less than five members. One member shall be the chairman of the Board of
Directors. Based on the shareholding statistics the Company
receives from Euroclear Sweden AB as per the last bank day of the month in which the Annual General Meeting is held, the
Nomination Committee shall, without unnecessary delay, identify the four largest shareholders by voting power of the Company. As soon as reasonably feasible, the Nomination Committee shall, in a suitable manner, contact the identified four largest shareholders and request them, within reasonable time considering the
circumstances, however not exceeding 30 days, to provide in
writing to the Nomination Committee the name of the person the shareholder wish to appoint member of the Nomination
Com
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.5	Fees payable to the members of the Nomination Committee: The Nomination Committee proposes no remuneration be paid to the Nomination Committee members		Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.6	Fees payable to the Auditor: The Nomination Committee proposes, like previous years, the Auditor fees be paid against approved account		Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	9.7
Election of Auditor: The Nomination Committee proposes
PricewaterhouseCoopers be appointed Auditor for the period as of the end of the Annual General Meeting 2011 until the end of the
Annual General Meeting 2012
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	10
Guidelines for remuneration to senior management: The Board of
Directors proposes the Annual General Meeting resolves on the following guidelines for remuneration and other employment terms for the senior management for the period up to the 2012 Annual
General Meeting. The guidelines proposed do not comprise any material changes compared to the principles resolved by the 2010
Annual General Meeting. 2011 Remuneration Policy:
Remuneration at Ericsson is based on the principles of
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
performance, competitiveness and fairness. These principles and good practice in Sweden guide our policy to: Attract and retain highly competent, performing and motivated people that have the ability, experience and skill to deliver on the Ericsson strategy;
Encourage behavior consistent with Ericsson's culture and core values of professionalism, respect and perseverance; Ensure
fairness in reward by delivering total remuneration that is
appropriate but not excessive; Ensure a total compensation mix of fixed and variable remuneration and benefits that reflects the
Company's principles and is competitive where Ericsson
competes for talent; Encourage variable remuneration which, first, aligns employees with clear and relevant targets, second,
reinforces performance and, third, enables flexible remuneration costs; Ensure that all variable remuneration plans have maximum award and vesting limits; Encourage employees to deliver
sustained performance and build up a personal shareholding in
Ericsson, aligning the in

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.1
Implementation of the Stock Purchase Plan: All employees within the Ericsson Group, except for what is mentioned in the fourth paragraph below, will be offered to participate in the Stock
Purchase Plan. Employees who participate in the Stock Purchase
Plan shall, during a 12 month period from the implementation of the plan, be able to invest up to 7.5 percent of gross fixed salary in shares of series B in the Company on NASDAQ OMX Stockholm
or in ADSs on NASDAQ. The CEO shall have the right to invest up to 10 percent of gross fixed salary and 10 percent of short term variable remuneration for purchase of shares. If the purchased shares are retained by the employee for three years from the
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
investment date and the employment with the Ericsson Group
continues during that time, the employee will be given a
corresponding number of shares of series B or ADSs, free of
consideration. Participation in the Stock Purchase Plan
presupposes that such participation is legally possible in the various jurisdictions concerned and that the administrative costs and financial efforts are reasonable in the opinion of the Company

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.2
Transfer of treasury stock for the Stock Purchase Plan: a)
Transfer of treasury stock to employees Transfer of no more than
9,800,000 shares of series B in the Company may occur on the following terms and conditions: The right to acquire shares shall be granted to such persons within the Ericsson Group covered by the terms and conditions of the Stock Purchase Plan.
Furthermore, subsidiaries within the Ericsson Group shall have the right to acquire shares, free of consideration, and such subsidiaries shall be obligated to immediately transfer, free of consideration, shares to their employees covered by the terms and conditions of the Stock Purchase Plan; The employee shall have the right to receive shares during the period when the
employee is entitled to receive shares pursuant to the terms and conditions of the Stock Purchase Plan, i.e. during the period from
November 2011 up to and including November 2015; Employees
covered by the terms and conditions of the Stock Purchase Plan shall receive shares of serie
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.3
Equity Swap Agreement with third party in relation to the Stock
Purchase Plan: In the event that the required majority is not reached under item 11.2 above, the financial exposure of the
Stock Purchase Plan shall be hedged by the Company entering
into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the Stock Purchase Plan
									Management	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.4
Implementation of the Key Contributor Retention Plan: In addition to the regular matching of one share pursuant to the Stock
Purchase Plan described above, up to 10 percent of the
employees (presently approximately 9,000) are selected as key contributors and will be offered an additional matching of shares, free of consideration, within the Key Contributor Retention Plan. If the shares purchased in accordance with the terms and conditions of the Stock Purchase Plan are retained by an employee for three years from the investment date and the employment with the
Ericsson Group continues during that time, the employee will be entitled to an additional matching share, free of consideration, for every share purchased, in addition to the regular matching of one share. Participation in the Key Contributor Retention Plan
presupposes that such participation is legally possible in the various jurisdictions concerned and that the administrative costs and financial efforts are reasonable in the opinion of the
Company. Th
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.5
Transfer of treasury stock for the Key Contributor Retention Plan:
a) Transfer of treasury stock to employees Transfer of no more than 6,100,000 shares of series B in the Company may occur on the following terms and conditions; The right to acquire shares shall be granted to such persons within the Ericsson Group
covered by the terms and conditions of the Key Contributor
Retention Plan. Furthermore, subsidiaries within the Ericsson
Group shall have the right to acquire shares, free of consideration, and such subsidiaries shall be obligated to immediately transfer, free of consideration, shares to their employees covered by the terms and conditions of the Key Contributor Retention Plan; The employee shall have the right to receive shares during the period when the employee is entitled to receive shares pursuant to the terms and conditions of the Key Contributor Retention Plan, i.e.
during the period from November 2011 up to and including
November 2015; Employees covered by the terms and conditions of the Key C
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.6
Equity Swap Agreement with third party in relation to the
Contributor Retention Plan: In the event that the required majority is not reached under item 11.5 above, the financial exposure of the Key Contributor Retention Plan shall be hedged by the
Company entering into an equity swap agreement with a third
party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the
Key Contributor Retention Plan
									Management	For	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.7
Implementation of the Executive Performance Stock Plan: In
addition to the regular matching of shares pursuant to the Stock
Purchase Plan described above, senior managers, up to 0.5
percent of employees (presently approximately 450, although it is anticipated that the number of participants will be significantly lower) will be offered an additional matching of shares, free of consideration, within the Executive Performance Stock Plan. If the shares purchased in accordance with the terms and conditions of the Stock Purchase Plan are retained by an employee for three years from the investment date and the employment with the
Ericsson Group continues during that time, the employee will be entitled to the following matching of shares, free of consideration, in addition to the regular matching of one share: The President may be entitled to an additional performance match of up to nine shares for each one purchased ; Other senior managers may be entitled to an additional performance match of up to either four or si
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
at 10 percent CAGR; Up to one third of the award shall vest
provided the compound annual growth rate (CAGR) of
consolidated operating income between year 0 (2010 financial year) and year 3 (2013 financial year) is between 5 and 15
percent. Income from joint ventures and restructuring charges will be included though restructuring charges for 2010 will be
excluded. Matching will begin at a threshold level of 5 percent
CAGR and increase on a linear scale to full vesting of this third of the award at 15 percent CAGR; Up to one third of the award will be based on the cash conversion during each of the years during the performance period, calculated as cash flow from operating activities divided by net income reconciled to cash. One ninth of the total award will vest for any year, i.e. financial years 2011,
2012 and 2013, if cash conversion is at or above 70 percent. The
Board of Directors considers that long-term value creation will be reflected in the success of these targets, aligning executives with long-term s

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.8
Transfer of treasury stock for the Executive Performance Stock
Plan: a) Transfer of treasury stock to employees: Transfer of no more than 3,500,000 shares of series B in the Company may
occur on the following terms and conditions: The right to acquire shares shall be granted to such persons within the Ericsson Group covered by the terms and conditions of the Executive
Performance Stock Plan. Furthermore, subsidiaries within the
Ericsson Group shall have the right to acquire shares, free of consideration, and such subsidiaries shall be obligated to
immediately transfer, free of consideration, shares to their employees covered by the terms and conditions of the Executive
Performance Stock Plan; The employee shall have the right to receive shares during the period when the employee is entitled to receive shares pursuant to the terms and conditions of the
Executive Performance Stock Plan, i.e. during the period from
November 2011 up to and including November 2015; Employees
covered by the terms and conditions of
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
Company, free of consideration. b) Transfer of treasury stock on an exchange:The Company shall have the right to, prior to the
Annual General Meeting in 2012, transfer no more than 900,000 shares of series B in the Company, in order to cover certain expenses, mainly social security payments. Transfer of the shares shall be effected on NASDAQ OMX Stockholm at a price within
the at each time prevailing price interval for the share

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	11.9
Equity Swap Agreement with third party in relation to the
Executive Performance Stock Plan: In the event that the required majority is not reached under item 11.8 above, the financial exposure of the Executive Performance Stock Plan shall be
hedged by the Company entering into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the Executive Performance Stock Plan. Majority rules:
The resolutions of the Annual General Meeting implementation of the three plans according to items 11.1, 11.4 and 11.7 above require that more than half of the votes cast at the General
Meeting approve the proposals. The General Meeting's
resolutions on transfers of treasury stock to employees and on an exchange according to items 11.2, 11.5 and 11.8 above, shall be adopted as one resolution for each of the three items, and require that shareholders representing at least nine-tenths of the votes cast as well as the shares
									Management	Against	Against
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	12
The Board of Directors' proposal for resolution on transfer of treasury stock in relation to the resolutions on the Long-Term
Variable Remuneration Programs 2007, 2008, 2009 and 2010:
Background: The Extraordinary General Meeting 2007 as well as the Annual General Meetings 2008, 2009 and 2010 resolved on a right for the Company to transfer in total not more than
14,280,0003 shares of series B in the Company on a stock
exchange to cover certain payments, mainly social security
charges, that may occur in relation to the Long-Term Variable
Remuneration Programs 2007, 2008, 2009 and 2010. Each
resolution has for legal reasons only been valid up to the following
Annual General Meeting. Resolutions on transfer of treasury stock for the purpose of the above mentioned plan and programs have therefore been repeated at the subsequent Annual General
Meeting. In accordance with the resolutions on transfer of in total not more than 14,280,000 shares, 504,800 shares of series B
have been transferred up to March 1, 2011. Pr
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119
and 2010. Transfer of shares shall be effected on NASDAQ OMX
Stockholm at a price within the, at each time, prevailing price interval for the share. Majority rules: The resolution of the Annual
General Meeting on a transfer of treasury stock requires that shareholders holding at least two-thirds of the votes cast as well as the shares represented at the Meeting vote in favor of the proposal

TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	13
The Board of Directors' proposal for resolution on amendment of the Articles of Association: The Board of Directors proposes the
Articles of Association (Article 2) be amended to adjust the description of the object's of the Company to the Company's
strategy to expand into new industry segments, such as
governments, health industry, transport, utilities and mobile money as specified
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	14
Resolution on Einar Hellbom's proposal for the Meeting to
delegate to the Board of Directors to review how shares are to be given equal voting rights and to present a proposal to that effect at the next Annual General Meeting
									Management	For	For
TELEFON AB L M ERICSSON	Sweden	13-Apr-2011	Annual		W26049119	15	Close of the Meeting		Non-Voting
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	1	To receive the directors annual report and accounts		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	2	To approve the directors remuneration report		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	3	To re elect Mr P M Anderson as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	4	To re elect Mr A Burgmans as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	5	To re elect Mrs C B Carroll as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	6	To re elect Sir William Castell as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	7	To re elect Mr I C Conn as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	8	To re elect Mr G David as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	9	To re elect Mr I E L Davis as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	10	To re elect Mr R W Dudley as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	11	To re elect Dr B E Grote as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	12	To elect Mr F L Bowman as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	13	To elect Mr B R Nelson as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	14	To elect Mr F P Nhleko as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	15	To re-elect Mr C H Svanberg as a director		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	16	To reappoint Ernst and Young LLP as auditors and authorize the board to fix their remuneration		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	17	To give limited authority for the purchase of its own shares by the company		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	18	To give limited authority to allot shares up to a specified amount		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	19	To give authority to allot a limited number of shares for cash free of pre emption rights		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	20	To authorize the calling of general meetings excluding annual general meetings by notice of at least 14 clear days		Management	For	Against
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	21	To give limited authority to make political donations and incur political expenditure		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	22	To approve the renewal of the BP Sharematch Plan		Management	For	For
BP P L C	United Kingdom	14-Apr-2011	Annual		G12793108	23	To approve the renewal of the BP Sharesave UK Plan		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	1.1	Consultative vote on the compensation report		Management	For	Against
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	1.2	Approval of the annual report, annual and consolidated financial statements for the 2010 financial year		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	2	Allocation of disposable profit to other reserves		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	3	Withholding tax exempt repayment of legal reserves from capital contributions of CHF 2.75 per registered share and prior reclassification into other reserves		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	4	Discharge of the members of the Board of Directors		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.1	Re-election of Raymund Breu to the Board of Directors		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.2	Re-election of Mathis Cabiallavetta to the Board of Directors		Management	For	Against
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.3	Re-election of Raymond K. F. Ch'ien to the Board of Directors		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.4	Re-election of Rajna Gibson Brandon to the Board of Directors		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.5	Re-election of Hans Ulrich Maerki to the Board of Directors		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.1.6	Election of Renato Fassbind to the Board of Directors		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	5.2	Re-election of the Auditor: PricewaterhouseCoopers ltd, Zurich		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.1	Changes to share capital: Reduction and adaptation of the authorised capital		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.2	Changes to share capital: Cancellation of the conditional capital for employee participation pursuant to art. 3b of the Articles of Association		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.3	Changes to share capital: Cancellation of the conditional capital in favour of Berkshire Hathaway Inc. pursuant to art. 3c of the Articles of Association		Management	For	For
SWISS REINS CO	Switzerland	15-Apr-2011	Annual		H84046137	6.4	Changes to share capital: Increase and adaptation of the conditional capital pursuant to art 3a of the Articles of Association		Management	For	Against
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	1A	ELECTION OF DIRECTOR FOR THREE-YEAR TERM: M.L. ESKEW		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	1B	ELECTION OF DIRECTOR FOR THREE-YEAR TERM: A.G. GILMAN		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	1C	ELECTION OF DIRECTOR FOR THREE-YEAR TERM: K.N. HORN		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	1D	ELECTION OF DIRECTOR FOR THREE-YEAR TERM: J.C. LECHLEITER		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	02	RATIFICATION OF THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS PRINCIPAL INDEPENDENT AUDITOR FOR 2011.		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	03	APPROVE, BY NON-BINDING VOTE, 2010 COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	04	RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	05	APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION TO PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS.		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	06	APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION TO ELIMINATE ALL SUPERMAJORITY VOTING REQUIREMENTS.		Management	For	For
ELI LILLY AND COMPANY	United States	18-Apr-2011	Annual	LLY	532457108	07	APPROVE THE EXECUTIVE OFFICER INCENTIVE PLAN.		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	1	Opening		Non-Voting
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	2	Report of the Corporate Executive Board for financial year 2010		Non-Voting
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	3	Explanation of policy on additions to reserves and dividends		Non-Voting
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	4	Proposal to adopt 2010 financial statements		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	5	Proposal to determine the dividend over financial year 2010		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	6	Discharge of liability of the members of the Corporate Executive Board		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	7	Discharge of liability of the members of the Supervisory Board		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	8	Proposal to appoint Mr. A.D. Boer for a new term as a member of the Corporate Executive Board, with effect from April 20, 2011		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	9	Proposal to appoint Mr. R. van den Bergh as a member of the Supervisory Board, with effect from April 20, 2011		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	10	Proposal to appoint Mr. T. de Swaan for a new term as a member of the Supervisory Board, with effect from April 20, 2011		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	11	Proposal to appoint Deloitte Accountants B.V. as external auditor of the Company for financial year 2011		Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	12
Proposal to authorize the Corporate Executive Board for a period of 18 months, i.e. until and including October 20, 2012, to issue common shares or grant rights to acquire common shares up to a maximum of 10% of the issued share capital, subject to the
approval of the Supervisory Board
									Management	For	Against
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	13
Proposal to authorize the Corporate Executive Board for a period of 18 months, i.e. until and including October 20, 2012, to restrict or exclude, subject to the approval of the Supervisory Board, pre-
emptive rights in relation to the issue of common shares or the granting of rights to acquire common shares
									Management	For	Against
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	14
Proposal to authorize the Corporate Executive Board for a period of 18 months, i.e. until and including October 20, 2012, to acquire shares in the Company, subject to the approval of the Supervisory
Board, up to a maximum of 10% of the issued share capital at the date of acquisition. Shares may be acquired at the stock
exchange or otherwise, at a price (i) for common shares between par value and 110% of the opening price at Euronext Amsterdam
N.V. at the date of the acquisition, and (ii) for the cumulative preferred financing shares between par value and 110% of the amount paid up (including share premium) on the relevant shares, provided that the Company together with its subsidiaries will not hold more than 10% of the issued share capital in the Company
									Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	15
Proposal to cancel common shares in the share capital of the
Company held or to be acquired by the Company. The number of shares that will be cancelled shall be determined by the Corporate
Executive Board
									Management	For	For
KONINKLIJKE AHOLD NV	Netherlands	20-Apr-2011	Annual		N0139V142	16	Closing		Non-Voting
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1A	ELECTION OF DIRECTOR: R.W. BABB, JR.		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1B	ELECTION OF DIRECTOR: D.A. CARP		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1C	ELECTION OF DIRECTOR: C.S. COX		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1D	ELECTION OF DIRECTOR: S.P. MACMILLAN		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1E	ELECTION OF DIRECTOR: P.H. PATSLEY		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1F	ELECTION OF DIRECTOR: R.E. SANCHEZ		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1G	ELECTION OF DIRECTOR: W.R. SANDERS		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1H	ELECTION OF DIRECTOR: R.J. SIMMONS		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1I	ELECTION OF DIRECTOR: R.K. TEMPLETON		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	1J	ELECTION OF DIRECTOR: C.T. WHITMAN		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	02	BOARD PROPOSAL REGARDING AN ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	03	BOARD PROPOSAL REGARDING AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION.		Management	3 Year	1 Year
TEXAS INSTRUMENTS INCORPORATED	United States	21-Apr-2011	Annual	TXN	882508104	04	BOARD PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1A	ELECTION OF DIRECTOR: ALAIN J.P. BELDA		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1B	ELECTION OF DIRECTOR: TIMOTHY C. COLLINS		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1C	ELECTION OF DIRECTOR: JERRY A. GRUNDHOFER		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1D	ELECTION OF DIRECTOR: ROBERT L. JOSS		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1E	ELECTION OF DIRECTOR: MICHAEL E. O'NEILL		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1F	ELECTION OF DIRECTOR: VIKRAM S. PANDIT		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1G	ELECTION OF DIRECTOR: RICHARD D. PARSONS		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1H	ELECTION OF DIRECTOR: LAWRENCE R. RICCIARDI		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1I	ELECTION OF DIRECTOR: JUDITH RODIN		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1J	ELECTION OF DIRECTOR: ROBERT L. RYAN		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1K	ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1L	ELECTION OF DIRECTOR: DIANA L. TAYLOR		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1M	ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	1N	ELECTION OF DIRECTOR: ERNESTO ZEDILLO		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	02	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	03	PROPOSAL TO APPROVE AN AMENDMENT TO THE CITIGROUP 2009 STOCK INCENTIVE PLAN.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	04	APPROVAL OF CITI'S 2011 EXECUTIVE PERFORMANCE PLAN.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	05	ADVISORY VOTE ON CITI'S 2010 EXECUTIVE COMPENSATION.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	06	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	07	PROPOSAL TO APPROVE THE REVERSE STOCK SPLIT EXTENSION.		Management	For	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	08	STOCKHOLDER PROPOSAL REGARDING POLITICAL NON- PARTISANSHIP.		Shareholder	Against	Against
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	09	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.		Shareholder	Against	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	10	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON RESTORING TRUST AND CONFIDENCE IN THE FINANCIAL SYSTEM.		Shareholder	Against	Against
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	11	STOCKHOLDER PROPOSAL REQUESTING THAT STOCKHOLDERS HOLDING 15% OR ABOVE HAVE THE RIGHT TO CALL SPECIAL STOCKHOLDER MEETINGS.		Shareholder	Against	For
CITIGROUP INC.	United States	21-Apr-2011	Annual	C	172967101	12	STOCKHOLDER PROPOSAL REQUESTING THAT THE AUDIT COMMITTEE CONDUCT AN INDEPENDENT REVIEW AND REPORT ON CONTROLS RELATED TO LOANS, FORECLOSURES, AND SECURITIZATIONS.		Shareholder	Against	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	01	DIRECTOR		Management
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		1	JOHN A. ALLISON IV		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		2	JENNIFER S. BANNER		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		3	K. DAVID BOYER, JR.		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		4	ANNA R. CABLIK		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		5	RONALD E. DEAL		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		6	J.L. GLOVER, JR.		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		7	JANE P. HELM		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		8	JOHN P. HOWE III, M.D.		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		9	KELLY S. KING		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		10	VALERIA LYNCH LEE		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		11	J. HOLMES MORRISON		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		12	NIDO R. QUBEIN		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		13	THOMAS E. SKAINS		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		14	THOMAS N. THOMPSON		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107		15	STEPHEN T. WILLIAMS		For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	02	TO RE-APPROVE THE CORPORATION'S SHORT-TERM INCENTIVE PLAN FOR FEDERAL TAX PURPOSES.		Management	For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	03	TO RATIFY THE REAPPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS BB&T'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	04	TO PROVIDE AN ADVISORY VOTE REGARDING BB&T'S OVERALL PAY-FOR-PERFORMANCE EXECUTIVE COMPENSATION PROGRAM COMMONLY REFERRED TO AS A "SAY ON PAY" VOTE.		Management	For	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	05	TO PROVIDE AN ADVISORY VOTE ON THE FREQUENCY OF "SAY ON PAY" VOTES.		Management	1 Year	1 Year
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	06	TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING REPORTS WITH RESPECT TO BB&T'S POLITICAL CONTRIBUTIONS AND RELATED POLICIES AND PROCEDURES.		Shareholder	Against	For
BB&T CORPORATION	United States	26-Apr-2011	Annual	BBT	054937107	07	TO VOTE ON A SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING IN DIRECTOR ELECTIONS.		Shareholder	Against	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1A	ELECTION OF DIRECTOR: RICHARD O. BERNDT		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1B	ELECTION OF DIRECTOR: CHARLES E. BUNCH		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1C	ELECTION OF DIRECTOR: PAUL W. CHELLGREN		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1D	ELECTION OF DIRECTOR: KAY COLES JAMES		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1E	ELECTION OF DIRECTOR: RICHARD B. KELSON		Management	For	Against
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1F	ELECTION OF DIRECTOR: BRUCE C. LINDSAY		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1G	ELECTION OF DIRECTOR: ANTHONY A. MASSARO		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1H	ELECTION OF DIRECTOR: JANE G. PEPPER		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1I	ELECTION OF DIRECTOR: JAMES E. ROHR		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1J	ELECTION OF DIRECTOR: DONALD J. SHEPARD		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1K	ELECTION OF DIRECTOR: LORENE K. STEFFES		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1L	ELECTION OF DIRECTOR: DENNIS F. STRIGL		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1M	ELECTION OF DIRECTOR: THOMAS J. USHER		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1N	ELECTION OF DIRECTOR: GEORGE H. WALLS, JR.		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	1O	ELECTION OF DIRECTOR: HELGE H. WEHMEIER		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	02	RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PNC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	03	APPROVAL OF 2006 INCENTIVE AWARD PLAN TERMS.		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	04	APPROVAL OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	For
THE PNC FINANCIAL SERVICES GROUP, INC.	United States	26-Apr-2011	Annual	PNC	693475105	05	RECOMMENDATION FOR THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	1	Opening		Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	2	Report of the Board of Management for the financial year 2010		Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.a	Adoption of the 2010 Financial Statements of the Company		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.b	Allocation of profit		Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.c	Discussion on the dividend policy		Non-Voting
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	3.d	Adoption of the dividend proposal		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	4.a	Discharge from liability of the members of the Board of Management in office in 2010 for the performance of their duties in 2010		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	4.b	Discharge from liability of the members of the Supervisory Board in office in2010 for the performance of their duties in 2010		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	5.a	Supervisory Board: Reappointment of Mr. U-E. Bufe		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	5.b	Supervisory Board: Reappointment of Mrs. P. Bruzelius		Management	For	Against
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	6.a	Amendments to the Remuneration Policy for the Board of Management: Minimum shareholding requirement and matching		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	6.b	Amendments to the Remuneration Policy for the Board of Management: Improved sustainability performance measurement		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	7.a	Authorization for the Board of Management: to issue shares		Management	For	Against
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	7.b	Authorization for the Board of Management: to restrict or exclude the pre-emptive rights of shareholders		Management	For	Against
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	8	Authorization for the Board of Management to acquire common shares in the share capital of the Company on behalf of the Company		Management	For	For
AKZO NOBEL NV	Netherlands	27-Apr-2011	Annual		N01803100	9	Any other business		Non-Voting
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A1	ELECTION OF DIRECTOR: W. GEOFFREY BEATTIE		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A2	ELECTION OF DIRECTOR: JAMES I. CASH, JR.		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A3	ELECTION OF DIRECTOR: ANN M. FUDGE		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A4	ELECTION OF DIRECTOR: SUSAN HOCKFIELD		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A5	ELECTION OF DIRECTOR: JEFFREY R. IMMELT		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A6	ELECTION OF DIRECTOR: ANDREA JUNG		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A7	ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A8	ELECTION OF DIRECTOR: ROBERT W. LANE		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A9	ELECTION OF DIRECTOR: RALPH S. LARSEN		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A10	ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A11	ELECTION OF DIRECTOR: JAMES J. MULVA		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A12	ELECTION OF DIRECTOR: SAM NUNN		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A13	ELECTION OF DIRECTOR: ROGER S. PENSKE		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A14	ELECTION OF DIRECTOR: ROBERT J. SWIERINGA		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A15	ELECTION OF DIRECTOR: JAMES S. TISCH		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	A16	ELECTION OF DIRECTOR: DOUGLAS A. WARNER III		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	B1	RATIFICATION OF KPMG		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	B2	ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION		Management	For	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	B3	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION		Management	1 Year	1 Year
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	C1	SHAREOWNER PROPOSAL: CUMULATIVE VOTING		Shareholder	Against	Against
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	C2	SHAREOWNER PROPOSAL: FUTURE STOCK OPTIONS		Shareholder	Against	For
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	C3	SHAREOWNER PROPOSAL: WITHDRAW STOCK OPTIONS GRANTED TO EXECUTIVES		Shareholder	Against	Against
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	C4	SHAREOWNER PROPOSAL: CLIMATE CHANGE RISK DISCLOSURE		Shareholder	Against	Against
GENERAL ELECTRIC COMPANY	United States	27-Apr-2011	Annual	GE	369604103	C5	SHAREOWNER PROPOSAL: TRANSPARENCY IN ANIMAL RESEARCH		Shareholder	Against	Against
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	1	To receive the Company's Accounts and the Reports of the Directors and Auditor for the year ended 31 December 2010		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	2	To confirm dividends		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	3	To re-appoint KPMG Audit Plc, London as Auditor		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	4	To authorise the Directors to agree the remuneration of the Auditor		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.a	To elect or re-elect Louis Schweitzer as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.b	To elect or re-elect David Brennan as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.c	To elect or re-elect Simon Lowth as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.d	To elect or re-elect Bruce Burlington as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.e	To elect or re-elect Jean-Philippe Courtois as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.f	To elect or re-elect Michele Hooper as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.g	To elect or re-elect Rudy Markham as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.h	To elect or re-elect Nancy Rothwell as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.i	To elect or re-elect Shriti Vadera as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.j	To elect or re-elect John Varley as a Director		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	5.k	To elect or re-elect Marcus Wallenberg as a Director		Management	For	Against
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	6	To approve the Directors' Remuneration Report for the year ended 31 December 2010		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	7	To authorise limited EU political donations		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	8	To authorise the Directors to allot shares		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	9	To authorise the Directors to disapply pre-emption rights		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	10	To authorise the Company to purchase its own shares		Management	For	For
ASTRAZENECA PLC	United Kingdom	28-Apr-2011	Annual		G0593M107	11	To reduce the notice period for general meetings		Management	For	Against
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	1A	ELECTION OF DIRECTOR: RONALD K. CALGAARD		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	1B	ELECTION OF DIRECTOR: STEPHEN M. WATERS		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	1C	ELECTION OF DIRECTOR: RANDALL J. WEISENBURGER		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	1D	ELECTION OF DIRECTOR: RAYFORD WILKINS, JR.		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	02	APPROVE AMENDMENT OF OUR CERTIFICATE OF INCORPORATION TO ELIMINATE CLASSIFIED BOARD.		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	03	RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	04	APPROVE THE 2011 OMNIBUS STOCK INCENTIVE PLAN.		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	05	APPROVE, BY NONBINDING VOTE, THE 2010 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.		Management	For	For
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	06	TO RECOMMEND, BY NONBINDING VOTE, THE FREQUENCY OF STOCKHOLDER VOTES ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	07	VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "DISCLOSURE OF POLITICAL CONTRIBUTIONS."		Shareholder	Against	Against
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	08	VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "REVIEW OF POLITICAL CONTRIBUTIONS."		Shareholder	Against	Against
VALERO ENERGY CORPORATION	United States	28-Apr-2011	Annual	VLO	91913Y100	09	VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "REPORT ON STEPS TAKEN TO REDUCE RISK OF ACCIDENTS."		Shareholder	Against	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1A	ELECTION OF DIRECTOR: DENNIS A. AUSIELLO		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1B	ELECTION OF DIRECTOR: MICHAEL S. BROWN		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1C	ELECTION OF DIRECTOR: M. ANTHONY BURNS		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1D	ELECTION OF DIRECTOR: W. DON CORNWELL		Management	For	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1E	ELECTION OF DIRECTOR: FRANCES D. FERGUSSON		Management	For	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1F	ELECTION OF DIRECTOR: WILLIAM H. GRAY III		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1G	ELECTION OF DIRECTOR: CONSTANCE J. HORNER		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1H	ELECTION OF DIRECTOR: JAMES M. KILTS		Management	For	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1I	ELECTION OF DIRECTOR: GEORGE A. LORCH		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1J	ELECTION OF DIRECTOR: JOHN P. MASCOTTE		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1K	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON		Management	For	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1L	ELECTION OF DIRECTOR: IAN C. READ		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	1M	ELECTION OF DIRECTOR: STEPHEN W. SANGER		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	02	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION		Management	For	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	04	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	2 Year	1 Year
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	05	SHAREHOLDER PROPOSAL REGARDING PUBLICATION OF POLITICAL CONTRIBUTIONS		Shareholder	Against	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	06	SHAREHOLDER PROPOSAL REGARDING PUBLIC POLICY INITIATIVES.		Shareholder	Against	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	07	SHAREHOLDER PROPOSAL REGARDING PHARMACEUTICAL PRICE RESTRAINTS.		Shareholder	Against	Against
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	08	SHAREHOLDER PROPOSAL REGARDING ACTION BY WRITTEN CONSENT.		Shareholder	Against	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	09	SHAREHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER MEETINGS.		Shareholder	Against	For
PFIZER INC.	United States	28-Apr-2011	Annual	PFE	717081103	10	SHAREHOLDER PROPOSAL REGARDING ANIMAL RESEARCH		Shareholder	Against	Against
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1A	ELECTION OF DIRECTOR: RANDALL L. STEPHENSON		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1B	ELECTION OF DIRECTOR: GILBERT F. AMELIO		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1C	ELECTION OF DIRECTOR: REUBEN V. ANDERSON		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1D	ELECTION OF DIRECTOR: JAMES H. BLANCHARD		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1E	ELECTION OF DIRECTOR: JAIME CHICO PARDO		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1F	ELECTION OF DIRECTOR: JAMES P. KELLY		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1G	ELECTION OF DIRECTOR: JON C. MADONNA		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1H	ELECTION OF DIRECTOR: LYNN M. MARTIN		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1I	ELECTION OF DIRECTOR: JOHN B. MCCOY		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1J	ELECTION OF DIRECTOR: JOYCE M. ROCHE		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1K	ELECTION OF DIRECTOR: MATTHEW K. ROSE		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	1L	ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	02	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	03	APPROVE 2011 INCENTIVE PLAN.		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	04	ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	05	ADVISORY VOTE ON FREQUENCY OF VOTE ON EXECUTIVE COMPENSATION.		Management	3 Year	1 Year
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	06	POLITICAL CONTRIBUTIONS.		Shareholder	Against	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	07	SPECIAL STOCKHOLDER MEETINGS.		Shareholder	Against	For
AT&T INC.	United States	29-Apr-2011	Annual	T	00206R102	08	WRITTEN CONSENT.		Shareholder	Against	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1A	ELECTION OF DIRECTOR: GREGORY Q. BROWN		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1B	ELECTION OF DIRECTOR: WILLIAM J. BRATTON		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1C	ELECTION OF DIRECTOR: DAVID W. DORMAN		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1D	ELECTION OF DIRECTOR: MICHAEL V. HAYDEN		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1E	ELECTION OF DIRECTOR: VINCENT J. INTRIERI		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1F	ELECTION OF DIRECTOR: JUDY C. LEWENT		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1G	ELECTION OF DIRECTOR: SAMUEL C. SCOTT III		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	1H	ELECTION OF DIRECTOR: JOHN A. WHITE		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	02	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	03	RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF ADVISORY VOTES ON THE COMPANY'S EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	04	REAPPROVAL OF MATERIAL TERMS FOR PERFORMANCE- BASED AWARDS UNDER THE MOTOROLA SOLUTIONS OMNIBUS INCENTIVE PLAN OF 2006.		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	05	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
MOTOROLA SOLUTIONS, INC.	United States	02-May-2011	Annual	MSI	620076307	06	SHAREHOLDER PROPOSAL RE: HUMAN RIGHTS POLICY.		Shareholder	For	Against
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	1	Opening of the meeting		Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	2	Matters of order for the meeting		Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	3	Election of persons to confirm the minutes and to verify the counting of votes		Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	4	Recording the legal convening of the meeting and quorum		Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	5	Recording the attendance at the meeting and adoption of the list of votes		Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	6	Presentation of the annual accounts, the report of the Board of Directors and-the Auditor's report for the year 2010 - Review by the President and CEO		Non-Voting
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	7	Adoption of the annual accounts		Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	8
Resolution on the use of the profit shown on the balance sheet and the payment of dividend: The Board proposes to the Annual
General Meeting a dividend of EUR 0.40 per share for the fiscal year 2010. The dividend would be paid to shareholders registered in the Register of Shareholders of the Company on the record date of the dividend payment, May 6, 2011. The Board proposes that the dividend will be paid on or about May 20, 2011
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	9	Resolution on the discharge of the members of the Board of Directors and the President from liability		Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	10
Resolution on the remuneration of the members of the Board of
Directors: The Board's Corporate Governance and Nomination
Committee proposes to the Annual General Meeting that the
remuneration payable to the members of the Board to be elected at the Annual General Meeting for a term ending at the Annual
General Meeting in 2012, be remain at the same level than during the past three years and be as follows: EUR 440 000 for the
Chairman, EUR 150 000 for the Vice Chairman, and EUR 130 000
for each member, excluding the President and CEO if elected to the Board. In addition, the Committee proposes that the Chairman of the Audit Committee and Chairman of the Personnel Committee
will each receive an additional annual fee of EUR 25 000 and other members of the Audit Committee an additional annual fee of
EUR 10 000 each. The Corporate Governance and Nomination
Committee proposes that approximately 40 percent of the
remuneration be paid in Nokia shares purchased from the market, which shares shall be retained until the
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	11
Resolution on the number of members of the Board of Directors.
The Board's Corporate Governance and Nomination Committee
proposes to the Annual General Meeting that the number of Board members be eleven
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	12
Election of members of the Board of Directors: The Board's
Corporate Governance and Nomination Committee proposes to
the Annual General Meeting that the following current Nokia Board members be re-elected as members of the Board of Directors for a term ending at the Annual General Meeting in 2012: Dr. Bengt
Holmstrom, Prof. Dr. Henning Kagermann, Per Karlsson, Isabel
Marey-Semper, Jorma Ollila, Dame Marjorie Scardino and Risto
Siilasmaa. The Committee also proposes that Jouko Karvinen,
Helge Lund, Kari Stadigh and Stephen Elop be elected as new
members of the Board for the same term. Jouko Karvinen is CEO of Stora Enso Oyj, Helge Lund President of Statoil Group, Kari
Stadigh Group CEO and President of Sampo plc and Stephen
Elop President and CEO of Nokia Corporation
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	13
Resolution on the remuneration of the Auditor: The Board's Audit
Committee proposes to the Annual General Meeting that the
external auditor to be elected at the Annual General Meeting be reimbursed according to the invoice of the auditor and in
compliance with the purchase policy approved by the Audit
Committee
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	14	Election of Auditor: The Board's Audit Committee proposes to the Annual General Meeting that PricewaterhouseCoopers Oy be re- elected as the Auditor of the Company for the fiscal year 2011		Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	15
Authorizing the Board of Directors to resolve to repurchase the
Company's own shares: The Board proposes that the Annual
General Meeting authorize the Board to resolve to repurchase a maximum of 360 million Nokia shares by using funds in the
unrestricted shareholders' equity. Repurchases will reduce funds available for distribution of profits. The shares may be
repurchased in order to develop the capital structure of the
Company, finance or carry out acquisitions or other arrangements, settle the Company's equity-based incentive plans, be transferred for other purposes, or be cancelled. The shares may be
repurchased either a) through a tender offer made to all the shareholders on equal terms; or b) through public trading by repurchasing the shares in another proportion than that of the current shareholders. It is proposed that the authorization be effective until June 30, 2012 and terminate the corresponding authorization granted by the Annual General Meeting on May 6,
2010
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	16
Grant of stock options to selected personnel of Nokia: The Board proposes that as a part of Nokia's Equity Program 2011 selected personnel of Nokia Group be granted a maximum of 35 000 000
stock options, which entitle to subscribe for a maximum of 35 000
000 Nokia shares. The exercise prices (i.e. share subscription prices) of the stock options will be determined at time of their grant on a quarterly basis and the stock options will be divided into sub-
categories based on their exercise price. The exercise price for each sub-category of stock options will equal to the trade volume weighted average price of the Nokia share on NASDAQ OMX
Helsinki during the predefined period of time within the relevant quarter. The exercise price paid will be recorded in the fund for invested non-restricted equity. Stock options in the plan may be granted until the end of 2013. The Stock options have a term of approximately six years and they will vest three or four years after the grant. The exercise period (i.e. share subscr
									Management	For	For
NOKIA CORP, ESPOO	Finland	03-May-2011	Annual		X61873133	17	Closing of the meeting		Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	1	Call to order and opening		Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	2	Report of the managing board on 2010 financial year and related discussion		Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	3	Report of the supervisory board on 2010 financial year and related discussion		Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	4.A	Adoption of statutory annual accounts for 2010 financial year		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	4.B	Adoption of a dividend of USD0.40 per common share for 2010 financial year		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	4.C	Discharge of the sole member of managing board		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	4.D	Discharge of the sole member of supervisory board		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	5	Reappointment of the sole member of managing board		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	6	Approval of the stock-based portion of president and CEO		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	7.A	Re-appointment of Mr. Didier Lombard		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	7.B	Re-appointment of Mr. Tom De Waard		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	7.C	Re-appointment of Mr. Bruno Steve		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	7.D	Appointment of Mr. Jean D'Arthuys		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	7.E	Appointment of Mr. Jean-Georges Malcor		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	7.F	Appointment of Mr. Alessandro Rivera		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	8	Re-appointment of PricewaterhouseCoopers Accountants N.V. as auditors		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	9	Approval of the new three-year stock-based compensation plan for the members and professionals of supervisory board		Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	10
Delegation to supervisory board, for 3 years as of April 25, 2012, of the authority to issue new shares, to grant rights to subscribe for new shares and to limit and/or exclude existing shareholders'
pre-emptive rights
									Management	For	Against
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	11	Authorization to managing board, for eighteen months as of 2011 AGM, to repurchase own shares, subject to the approval of supervisory board		Management	For	For
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	12	Question time		Non-Voting
STMICROELECTRONICS NV, LUCHTHAVEN SCHIPHOL	Netherlands	03-May-2011	Ordinary General Meeting		N83574108	13	Close		Non-Voting
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1A	ELECTION OF DIRECTOR: JOHN D. BAKER II		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1B	ELECTION OF DIRECTOR: JOHN S. CHEN		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1C	ELECTION OF DIRECTOR: LLOYD H. DEAN		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1D	ELECTION OF DIRECTOR: SUSAN E. ENGEL		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1E	ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1F	ELECTION OF DIRECTOR: DONALD M. JAMES		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1G	ELECTION OF DIRECTOR: MACKEY J. MCDONALD		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1H	ELECTION OF DIRECTOR: CYNTHIA H. MILLIGAN		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1I	ELECTION OF DIRECTOR: NICHOLAS G. MOORE		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1J	ELECTION OF DIRECTOR: PHILIP J. QUIGLEY		Management	For	Against
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1K	ELECTION OF DIRECTOR: JUDITH M. RUNSTAD		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1L	ELECTION OF DIRECTOR: STEPHEN W. SANGER		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1M	ELECTION OF DIRECTOR: JOHN G. STUMPF		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	1N	ELECTION OF DIRECTOR: SUSAN G. SWENSON		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	02	PROPOSAL TO APPROVE AN ADVISORY RESOLUTION TO APPROVE THE NAMED EXECUTIVES' COMPENSATION.		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	03	ADVISORY PROPOSAL ON THE FREQUENCY OF FUTURE ADVISORY VOTES REGARDING NAMED EXECUTIVES' COMPENSATION.		Management	1 Year	1 Year
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	04	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2011.		Management	For	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	05	STOCKHOLDER PROPOSAL REGARDING AN AMENDMENT TO THE COMPANY'S BY-LAWS TO ALLOW HOLDERS OF 10% OF THE COMPANY'S COMMON STOCK TO CALL SPECIAL MEETINGS OF STOCKHOLDERS.		Shareholder	Against	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	06	STOCKHOLDER PROPOSAL TO PROVIDE FOR CUMULATIVE VOTING IN CONTESTED DIRECTOR ELECTIONS.		Shareholder	Against	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	07	STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A POLICY TO REQUIRE AN INDEPENDENT CHAIRMAN.		Shareholder	Against	For
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	08	STOCKHOLDER PROPOSAL REGARDING AN ADVISORY VOTE ON DIRECTOR COMPENSATION.		Shareholder	Against	Against
WELLS FARGO & COMPANY	United States	03-May-2011	Annual	WFC	949746101	09	STOCKHOLDER PROPOSAL REGARDING AN INVESTIGATION AND REPORT ON INTERNAL CONTROLS FOR MORTGAGE SERVICING OPERATIONS.		Shareholder	Against	Against
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	1	To receive and adopt the Directors' Report and the Financial Statements for the year ended 31st December 2010		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	2	To approve the Remuneration Report for the year ended 31st December 2010		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	3	To elect Mr. Simon Dingemans as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	4	To elect Ms. Stacey Cartwright as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	5	To elect Ms. Judy Lewent as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	6	To re-elect Sir Christopher Gent as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	7	To re-elect Mr. Andrew Witty as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	8	To re-elect Professor Sir Roy Anderson as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	9	To re-elect Dr. Stephanie Burns as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	10	To re-elect Mr. Larry Culp as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	11	To re-elect Sir Crispin Davis as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	12	To re-elect Sir Deryck Maughan as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	13	To re-elect Mr. James Murdoch as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	14	To re-elect Dr. Daniel Podolsky as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	15	To re-elect Dr. Moncef Slaoui as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	16	To re-elect Mr. Tom de Swaan as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	17	To re-elect Sir Robert Wilson as a Director		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	18
To authorise the Audit & Risk Committee to re-appoint
PricewaterhouseCoopers LLP as Auditors to the company to hold office from the end of the Meeting to the end of the next Meeting at which accounts are laid before the company
									Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	19	To authorise the Audit & Risk Committee to determine the remuneration of the Auditors		Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	20
That, in accordance with section 366 and section 367 of the
Companies Act 2006 (the "Act") the company is, and all
companies that are, at any time during the period for which this resolution has effect, subsidiaries of the company as defined in the Act are, authorised in aggregate: (a) to make political
donations, as defined in section 364 of the Act, to political parties and/or independent electoral candidates, as defined in section 363 of the Act, not exceeding GBP 50,000 in total; (b) to make political donations to political organisations other than political parties, as defined in section 363 of the Act, not exceeding GBP 50,000 in total; and (c) to incur political expenditure, as defined in section
365 of the Act, CONTD
									Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD not exceeding GBP 50,000 in total, in each case during the period-beginning with the date of passing this resolution and ending at the end of-the next Annual General Meeting of the
company to be held in 2012 or, if-earlier, on 30th June 2012. In any event, the aggregate amount of political-donations and
political expenditure made or incurred under this authority-shall not exceed GBP 100,000
									Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	21
That the Directors be and are hereby generally and
unconditionally authorised, in accordance with section 551 of the
Act, in substitution for all subsisting authorities, to exercise all powers of the company to allot shares in the company and to
grant rights to subscribe for or convert any security into shares in the company up to an aggregate nominal amount of GBP
432,263,373, and so that the Directors may impose any limits or make such exclusions or other arrangements as they consider
expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the laws of, or the requirements of any relevant regulatory body or stock exchange in any territory, or CONTD
									Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD any matter whatsoever, which authority shall expire at the end of the-next Annual General Meeting of the company to be
held in 2012 or, if earlier,-on 30th June 2012 (unless previously revoked or varied by the company in-general meeting)save that under such authority the company may, before such-expiry, make an offer or agreement which would or might require shares to be-
allotted or rights to subscribe for or convert securities into shares to be-granted after such expiry and the Directors may allot shares or grant rights-to subscribe for or convert any security into shares in pursuance of such an-offer or agreement as if the relevant authority conferred hereby had not-expired
									Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	22
That subject to resolution 21 being passed, in substitution for all subsisting authorities, the Directors be and are hereby
empowered to allot equity securities (as defined in the Act) for cash pursuant to the authority conferred on the Directors by resolution 21 and/or where such allotment constitutes an allotment of equity securities under section 560(3) of the Act, free of the restrictions in section 561(1) of the Act, provided that this power shall be limited: (a) to the allotment of equity securities in connection with an offer or issue of equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of CONTD
									Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD those securities or as the Board otherwise considers
necessary, but so-that the Directors may impose any limits or make such exclusions or other-arrangements as they consider
expedient in relation to treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems under the laws of, or the requirements of any relevant regulatory-body or stock exchange, in any territory, or any matter whatsoever; and
(b)-to the allotment (otherwise than pursuant to sub-paragraph (a)
above) of-equity securities up to an aggregate nominal amount of
GBP 64,845,990, and-shall expire at the end of the next Annual
General Meeting of the company to-be held in 2012 CONTD
									Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD (or, if earlier, at the close of business on 30th June 2012)
save that-the company may, before such expiry, make an offer or agreement which would-or might require equity securities to be allotted after such expiry and the-Directors may allot equity securities in pursuance of such an offer or-agreement as if the power conferred hereby had not expired
									Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	23
That the company be and is hereby generally and unconditionally authorised for the purposes of section 701 of the Act to make market purchases (within the meaning of section 693(4) of the
Act) of its own Ordinary shares of 25 pence each provided that:
(a) the maximum number of Ordinary shares hereby authorised to be purchased is 518,767,924; (b) the minimum price, exclusive of expenses, which may be paid for each Ordinary share is 25
pence; (c) the maximum price, exclusive of expenses, which may be paid for each Ordinary share shall be the higher of (i) an amount equal to 5% above the average market value for the
company's Ordinary shares for the five business days immediately preceding the day on which the Ordinary share is contracted to be purchased; and CONTD
									Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD (ii) the higher of the price of the last independent trade and the-highest current independent bid on the London Stock
Exchange Official List at-the time the purchase is carried out; and
(d) the authority conferred by this-resolution shall, unless renewed prior to such time, expire at the end of the-next Annual General
Meeting of the company to be held in 2012 or, if earlier,-on 30th
June 2012 (provided that the company may, before such expiry, enter-into a contract for the purchase of Ordinary shares, which would or might be-completed wholly or partly after such expiry and the company may purchase-Ordinary shares pursuant to any such contract under this authority)
									Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	24
That: (a) in accordance with section 506 of the Act, the name of the person who signs the Auditors reports to the company's
members on the annual accounts and auditable reports of the
company for the year ending 31st December 2011 as senior
statutory auditor (as defined in section 504 of the Act) for and on behalf of the company's Auditors, should not be stated in
published copies of the reports (such publication being as defined in section 505 of the Act) and the copy of the reports to be delivered to the registrar of companies under Chapter 10 of Part
15of the Act; and CONTD
									Management	For	For
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	CONT
CONTD (b) the company considers on reasonable grounds that
statement of the-name of the senior statutory auditor would create or be likely to create a-serious risk that the senior statutory auditor, or any other person, would be-subject to violence or intimidation
									Non-Voting
GLAXOSMITHKLINE PLC	United Kingdom	05-May-2011	Annual		G3910J112	25	That a general meeting of the company other than an Annual General Meeting may be called on not less than 14 clear days' notice		Management	For	Against
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	1
Eni Financial Statements at December 31, 2010. Related
deliberations. Eni consolidated Financial Statements at December
31, 2010. Reports of the Directors, of the Board of Statutory
Auditors and of the Audit Firm
									Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	2	Allocation of net profit		Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	3	Determination of the number of the Board of Directors' members		Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	4	Determination of the Directors' term		Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	0
PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES OF
CANDIDATES TO BE ELECTED AS DI-RECTORS, THERE IS
ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE ST-ANDING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU-
ARE REQUIRED TO VOTE FOR ONLY 1 OF THE 2 SLATES.
THANK YOU.
									Non-Voting
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	5.1
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Directors: List presented by
Ministero dell'Economia e delle Finanze holding 3.9% of company stock capital: 1. RECCHI Giuseppe (Chairman) 2. SCARONI
Paolo  3. GATTO Carlo Cesare 4. MARCHIONI Paolo 5. RESCA
Mario 6. PETRI Roberto
									Shareholder
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	5.2
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Directors: List presented by
some Institutional Investors holding 0.903% of company stock capital: 1. PROFUMO Alessandro 2. TARANTO Francesco 3.
LORENZI Alessandro
									Shareholder	Against	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	6	Appointment of the Chairman of the Board of Directors		Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	7	Determination of the remuneration of the Chairman of the Board of Directors and of the Directors		Management	For	Against
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	0
PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES OF
CANDIDATES TO BE ELECTED AS AU-DITORS THERE IS
ONLY 1 VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE STAN-DING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU
AR-E REQUIRED TO VOTE FOR ONLY 1 OF THE 2 SLATES.
THANK YOU.
									Non-Voting
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	8.1
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Statutory Auditors: List
presented by Ministero dell'Economia e delle Finanze holding
3.9% of company stock capital: Effective Internal Auditor: 1.
FERRANTI Roberto   2. FUMAGALLI Paolo 3. RIGHETTI Renato,
Alternate Internal Auditor: 1. BILOTTI Francesco
									Shareholder	Against	Abstain
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	8.2
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment of the Statutory Auditors: List
presented by some Institutional Investors holding 0.903% of
company stock capital: Effective Internal Auditor: 1. MARINELLI
Ugo 2. GIORGIO Silva,  Alternate Internal Auditor: 1. LAURI
Maurizio 2. SPANO' Pierumberto
									Shareholder	Against	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	9	Appointment of the Chairman of the Board of Statutory Auditors		Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	10	Determination of the remuneration of the Chairman of the Board of Statutory Auditors and of the effective Statutory Auditors		Management	For	For
ENI S P A	Italy	05-May-2011	Ordinary General Meeting		T3643A145	11	Compensation of the Court of Auditors' Representative in charge of the financial monitoring of Eni		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1A	ELECTION OF DIRECTOR: RICHARD L. CARRION		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1B	ELECTION OF DIRECTOR: M. FRANCES KEETH		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1C	ELECTION OF DIRECTOR: ROBERT W. LANE		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1D	ELECTION OF DIRECTOR: LOWELL C. MCADAM		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1E	ELECTION OF DIRECTOR: SANDRA O. MOOSE		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1F	ELECTION OF DIRECTOR: JOSEPH NEUBAUER		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1G	ELECTION OF DIRECTOR: DONALD T. NICOLAISEN		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1H	ELECTION OF DIRECTOR: CLARENCE OTIS, JR.		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1I	ELECTION OF DIRECTOR: HUGH B. PRICE		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1J	ELECTION OF DIRECTOR: IVAN G. SEIDENBERG		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1K	ELECTION OF DIRECTOR: RODNEY E. SLATER		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	1L	ELECTION OF DIRECTOR: JOHN W. SNOW		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	02	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	03	ADVISORY VOTE RELATED TO EXECUTIVE COMPENSATION		Management	For	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	04	ADVISORY VOTE RELATED TO FUTURE VOTES ON EXECUTIVE COMPENSATION		Management	1 Year	1 Year
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	05	DISCLOSE PRIOR GOVERNMENT SERVICE		Shareholder	For	Against
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	06	PERFORMANCE STOCK UNIT PERFORMANCE THRESHOLDS		Shareholder	Against	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	07	CUMULATIVE VOTING		Shareholder	Against	For
VERIZON COMMUNICATIONS INC.	United States	05-May-2011	Annual	VZ	92343V104	08	SHAREHOLDER RIGHT TO CALL A SPECIAL MEETING		Shareholder	Against	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.1	Approval of the corporate financial statements for the financial year 2010		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.2	Approval of the consolidated financial statements for the financial year 2010		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.3	Allocation of income and setting the dividend		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.4	Agreements and Undertakings pursuant to Articles L. 225- 38 et seq. of the Commercial Code		Management	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.5	Setting the amount of attendance allowances		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.6	Ratification of the co-optation of Mrs. Carole Piwnica as Board member		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.7	Appointment of Mrs. Suet-Fern Lee as Board member		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.8	Renewal of Mr. Thierry Desmarest's term as Board member		Management	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.9	Renewal of Mr. Igor Landau's term as Board member		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.10	Renewal of Mr. Gerard Van Kemmel's term as Board member		Management	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.11	Renewal of Mr. Serge Weinberg's term as Board member		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.12	Renewal of term of the company PricewaterhouseCoopers Audit as principal Statutory Auditor		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.13	Appointment of Mr. Yves Nicolas as deputy Statutory Auditor		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	O.14	Authorization to be granted to the Board of Directors to trade the Company's shares		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.15
Delegation of authority to be granted to the Board of Directors to decide to increase capital by issuing - with preferential
subscription rights - shares and/or securities giving access to the capital of the Company and/or by issuing securities entitling to the allotment of debt securities
									Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.16
Delegation of authority to be granted to the Board of Directors to decide to increase capital by issuing - without preferential subscription rights - shares and/or securities giving access to the capital of the Company and/or by issuing securities entitling to the allotment of debt securities by way of a public offer
									Management	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.17
Option to issue shares or securities giving access to the capital without preferential subscription rights, in consideration for in-kind contributions of equity securities or securities giving access to the capital
									Management	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.18	Delegation of authority to be granted to the Board of Directors to increase the number of issuable securities in the event of capital increase with or without preferential subscription rights		Management	For	Against
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.19	Delegation of authority to be granted to the Board of Directors to decide increase the share capital by incorporation of premiums, reserves, profits or other amounts		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.20
Delegation of authority to be granted to the Board of Directors to decide to increase the share capital by issuing shares or securities giving access to the capital reserved for members of savings plans with cancellation of preferential subscription rights in favor of the latter
									Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.21	Delegation of authority to be granted to the Board of Directors to grant options to subscribe for or purchase shares		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.22	Delegation to be granted to the Board of Directors to reduce the share capital by cancellation of treasury shares		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.23	Amendment of Article 11 of the Statutes		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.24	Amendment of Article 12 of the Statutes		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.25	Amendment of Article 19 of the Statutes		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.26	Change in the name of the Company and consequential amendment of the Statutes		Management	For	For
SANOFI-AVENTIS, PARIS	France	06-May-2011	MIX		F5548N101	E.27	Powers for the formalities		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	1	To resolve on the management report, balance sheet and accounts for the year 2010		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	2	To resolve on the consolidated management report, balance sheet and accounts for the year 2010		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	3	To resolve on the proposal for application of profits		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	4	To resolve on a general appraisal of the company's management and supervision		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	5	To resolve on an amendment to article 13 and article 17 of the articles of association of the company		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	6	To resolve on the acquisition and disposal of own shares		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	7
To resolve, pursuant to article 8, number 4, of the articles of association, on the parameters applicable in the event of any issuance of bonds convertible into shares that may be resolved upon by the board of directors
									Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	8
To resolve on the suppression of the pre-emptive right of
shareholders in the subscription of any issuance of convertible bonds as referred to under item 7 hereof as may be resolved upon by the board of directors
									Management	For	Against
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	9
To resolve on the issuance of bonds and other securities, of whatever nature, by the board of directors, and notably on the fixing of the value of such securities, in accordance with articles 8, number 3 and 15, number 1, paragraph e), of the articles of
association
									Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	10	To resolve on the acquisition and disposal of own bonds and other own securities		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	11	To resolve on the statement of the compensation committee on the remuneration policy for the members of the management and supervisory bodies of the company		Management	For	For
PORTUGAL TELECOM SGPS S A	Portugal	06-May-2011	Annual		X6769Q104	12	To resolve on the ratification of the appointment of new members of the board of directors to complete the 2009-2011 term-of-office		Management	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	O.1	Proposal for allocation of net income for financial year ended 31 December 2010 and dividend distribution		Management	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	O.2	Proposal for appointment of independent auditors for financial years 2012/2020		Management	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	E.1
Amendments to the Articles of Association no.7 (Shareholders'
Meeting), no.8 (Convocation), no.9 (Right to attend and vote in the
Shareholders' Meeting), no.11 (Validity of resolutions) and repeal of articles no.34 (First appointments) and no.37 (Final Provision)
to be implemented in accordance with shareholders' rights and related party transactions legislations for updating needs;
following and related resolutions
									Management	For	For
INTESA SANPAOLO SPA, TORINO	Italy	10-May-2011	MIX		T55067101	E.2	Proposal for a capital increase for consideration, pursuant to article 2441 of the Civil Code, paragraph 1, 2 and 3; following and related resolutions		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1A	ELECTION OF DIRECTOR: KATHARINE T. BARTLETT		Management	For	Abstain
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1B	ELECTION OF DIRECTOR: BRUCE L. BYRNES		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1C	ELECTION OF DIRECTOR: NELDA J. CONNORS		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1D	ELECTION OF DIRECTOR: J. RAYMOND ELLIOTT		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1E	ELECTION OF DIRECTOR: KRISTINA M. JOHNSON		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1F	ELECTION OF DIRECTOR: ERNEST MARIO		Management	For	Abstain
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1G	ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.		Management	For	Abstain
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1H	ELECTION OF DIRECTOR: PETE M. NICHOLAS		Management	For	Abstain
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1I	ELECTION OF DIRECTOR: UWE E. REINHARDT		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	1J	ELECTION OF DIRECTOR: JOHN E. SUNUNU		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	02	ADVISORY VOTE TO APPROVE BOSTON SCIENTIFIC CORPORATION'S 2010 EXECUTIVE COMPENSATION.		Management	For	Against
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	03	ADVISORY VOTE TO RECOMMEND THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON BOSTON SCIENTIFIC CORPORATION'S EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	04	PROPOSAL TO APPROVE BOSTON SCIENTIFIC CORPORATION'S 2011 LONG-TERM INCENTIVE PLAN.		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	05	PROPOSAL TO APPROVE AN AMENDMENT AND RESTATEMENT OF BOSTON SCIENTIFIC CORPORATION'S 2006 GLOBAL EMPLOYEE STOCK OWNERSHIP PLAN.		Management	For	For
BOSTON SCIENTIFIC CORPORATION	United States	10-May-2011	Annual	BSX	101137107	06	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS BOSTON SCIENTIFIC CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011 FISCAL YEAR.		Management	For	For
MASCO CORPORATION	United States	10-May-2011	Annual	MAS	574599106	1A	ELECTION OF DIRECTOR: VERNE G. ISTOCK		Management	For	Against
MASCO CORPORATION	United States	10-May-2011	Annual	MAS	574599106	1B	ELECTION OF DIRECTOR: J. MICHAEL LOSH		Management	For	Against
MASCO CORPORATION	United States	10-May-2011	Annual	MAS	574599106	1C	ELECTION OF DIRECTOR: TIMOTHY WADHAMS		Management	For	For
MASCO CORPORATION	United States	10-May-2011	Annual	MAS	574599106	02
TO APPROVE, BY NON-BINDING ADVISORY VOTE, THE
COMPENSATION PAID TO THE COMPANY'S NAMED
EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO THE
COMPENSATION DISCLOSURE RULES OF THE SEC,
INCLUDING THE COMPENSATION DISCUSSION AND
ANALYSIS, THE COMPENSATION TABLES AND THE
RELATED MATERIALS DISCLOSED IN THE PROXY
STATEMENT.
									Management	For	Against
MASCO CORPORATION	United States	10-May-2011	Annual	MAS	574599106	03	TO RECOMMEND, BY NON-BINDING ADVISORY VOTE, THE FREQUENCY OF THE NON-BINDING ADVISORY VOTES ON THE COMPANY'S EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
MASCO CORPORATION	United States	10-May-2011	Annual	MAS	574599106	04	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR 2011.		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1A	ELECTION OF DIRECTOR: MUKESH D. AMBANI		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1B	ELECTION OF DIRECTOR: SUSAN S. BIES		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1C	ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1D	ELECTION OF DIRECTOR: VIRGIS W. COLBERT		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1E	ELECTION OF DIRECTOR: CHARLES K. GIFFORD		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1F	ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY, JR.		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1G	ELECTION OF DIRECTOR: D. PAUL JONES, JR.		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1H	ELECTION OF DIRECTOR: MONICA C. LOZANO		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1I	ELECTION OF DIRECTOR: THOMAS J. MAY		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1J	ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1K	ELECTION OF DIRECTOR: DONALD E. POWELL		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1L	ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	1M	ELECTION OF DIRECTOR: ROBERT W. SCULLY		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	02	AN ADVISORY (NON-BINDING) "SAY ON PAY" VOTE TO APPROVE EXECUTIVE COMPENSATION.		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	03	AN ADVISORY (NON-BINDING) VOTE ON THE FREQUENCY OF FUTURE ADVISORY "SAY ON PAY" VOTES.		Management	1 Year	1 Year
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	04	RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	05	STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT EMPLOYMENT.		Shareholder	Against	Against
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	06	STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY WRITTEN CONSENT.		Shareholder	Against	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	07	STOCKHOLDER PROPOSAL - MORTGAGE SERVICING OPERATIONS.		Shareholder	Against	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	08	STOCKHOLDER PROPOSAL - GRASSROOTS LOBBYING.		Shareholder	Against	Against
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	09	STOCKHOLDER PROPOSAL - OTC DERIVATIVES TRADING.		Shareholder	Against	Against
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	10	STOCKHOLDER PROPOSAL - CUMULATIVE VOTING IN CONTESTED ELECTIONS.		Shareholder	Against	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	11	STOCKHOLDER PROPOSAL - RECOUPMENT OF INCENTIVE COMPENSATION.		Shareholder	Against	For
BANK OF AMERICA CORPORATION	United States	11-May-2011	Annual	BAC	060505104	12	STOCKHOLDER PROPOSAL - PROHIBITION OF CERTAIN RELOCATION BENEFITS.		Shareholder	Against	Against
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	2	To adopt the Annual Accounts and appropriation of the profit for the 2010 financial year		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	3	To discharge the Executive Directors in office in the 2010 financial year for the fulfillment of their task		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	4	To discharge the Non-Executive Directors in office in the 2010 financial year for the fulfillment of their task		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	5	To re-appoint Mr. P G J M Polman as an Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	6	To re-appoint Mr. R J-M S Huet as an Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	7	To re-appoint Professor L O Fresco as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	8	To re-appoint Ms. A M Fudge as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	9	To re-appoint Mr. C E Golden as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	10	To re-appoint Dr. B E Grote as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	11	To re-appoint Ms. H Nyasulu as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	12	To re-appoint The Rt. Hon Sir Malcolm Rifkind MP as a Non- Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	13	To re-appoint Mr. K J Storm as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	14	To re-appoint Mr. M Treschow as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	15	To re-appoint Mr. P S Walsh as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	16	To appoint Mr. S Bharti Mittal as a Non-Executive Director		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	17	To authorise the Board of Directors to purchase ordinary shares and depositary receipts thereof in the share capital of the Company		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	18	To reduce the capital with respect to shares and depositary receipts thereof held by the Company in its own share capital		Management	For	For
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	19	To designate the Board of Directors as the company body authorised to issue shares in the Company		Management	For	Against
UNILEVER NV, ROTTERDAM	Netherlands	12-May-2011	Annual		N8981F271	20	To appoint PricewaterhouseCoopers Accountants N.V. as auditors for the 2011 financial year		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	3.2	Annual Accounts 2010: Proposal to adopt the Annual Accounts 2010		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	5	Proposal to release the members of the Executive Board from liability for their duties		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	6	Proposal to release the members of the Supervisory Board from liability for their duties		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	7	Proposal to appoint Ernst & young as the independent auditor for the Annual Accounts 2011		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	8	Proposal to adopt a new Executive Board Remuneration Policy		Management	For	Against
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	9	Proposal to reappoint Mr. A.R. Wynaendts to the Executive Board		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	10	Proposal to reappoint Mr. A. Burgmans to the Supervisory Board		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	11	Proposal to reappoint Mrs. K.M.H. Peijs to the Supervisory Board		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	12	Proposal to reappoint Mr. L.M. van Wijk to the Supervisory Board		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	13	Proposal to authorize the Executive Board to issue common shares		Management	For	Against
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	14	Proposal to authorize the Executive Board to restrict or exclude pre-emptive rights upon issuing common shares		Management	For	Against
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	15	Proposal to authorize the Executive Board to issue common shares under incentive plans		Management	For	For
AEGON NV, DEN HAAG	Netherlands	12-May-2011	Annual		N00927298	16	Proposal to authorize the Executive Board to acquire shares in the Company		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136
ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC
CONFLICTS OF INTEREST IN CONNECTI-ON WITH SPECIFIC
ITEMS OF THE AGENDA FOR THE GENERAL MEETING YOU
ARE NOT ENTIT-LED TO EXERCISE YOUR VOTING RIGHTS.
FURTHER, YOUR VOTING RIGHT MIGHT BE EXCLUD-ED
WHEN YOUR SHARE IN VOTING RIGHTS HAS REACHED
CERTAIN THRESHOLDS AND YOU HAV-E NOT COMPLIED
WITH ANY OF YOUR MANDATORY VOTING RIGHTS
NOTIFICATIONS PURSUANT-TO THE GERMAN SECURITIES
TRADING ACT (WHPG). FOR QUESTIONS IN THIS REGARD
PLE-ASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE FOR CLARIFICATION. IF YOU DO NO-T
HAVE ANY INDICATION REGARDING SUCH CONFLICT OF
INTEREST, OR ANOTHER EXCLUSIO-N FROM VOTING,
PLEASE SUBMIT YOUR VOTE AS USUAL. THANK YOU.
									Non-Voting
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136
PLEASE NOTE THAT IN SOME CASES DEPENDING ON THE
PROCESSING OF THE LOCAL SUB CU-STODIAN THESE
SHARES MAY BE BLOCKED. PLEASE CONTACT YOUR
CLIENT SERVICE REPRES-ENTATIVE TO OBTAIN BLOCKING
INFORMATION FOR YOUR ACCOUNTS.
									Non-Voting
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136
COUNTER PROPOSALS MAY BE SUBMITTED UNTIL
27.04.2011. FURTHER INFORMATION ON CO-UNTER
PROPOSALS CAN BE FOUND DIRECTLY ON THE ISSUER'S
WEBSITE (PLEASE REFER TO-THE MATERIAL URL SECTION
OF THE APPLICATION). IF YOU WISH TO ACT ON THESE ITE-
MS, YOU WILL NEED TO REQUEST A MEETING ATTEND AND
VOTE YOUR SHARES DIRECTLY AT-THE COMPANY'S
MEETING. COUNTER PROPOSALS CANNOT BE REFLECTED
IN THE BALLOT ON-PROXYEDGE.
									Non-Voting
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	1.	Submission to the shareholders' meeting pursuant to section 176 (1) sentence 1-of the AktG (Aktiengesetz-German Stock Corporation Act)		Non-Voting
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	2.	Resolution on the appropriation of net income		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	3.	Resolution on the approval of the actions of the members of the Board of Management for the 2010 financial year		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	4.	Resolution on the approval of the actions of Dr. Klaus Zumwinkel, who resigned from the Supervisory Board, for the 2008 financial year		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	5.	Resolution on the approval of the actions of the members of the Supervisory Board for the 2010 financial year		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	6.
Resolution on the appointment of the independent auditor and the
Group auditor pursuant to section 318 (1) HGB for the 2011
financial year as well as the independent auditor to review the condensed financial statements and the interim management
report pursuant to section 37w (5), section 37y no. 2 WpHG
(Wertpapierhandelsgesetz- German Securities Trading Act) in the
2011 financial year
									Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	7.
Resolution on the authorization to acquire treasury shares and use them with possible exclusion of subscription rights and any rights to offer shares as well as of the option to redeem treasury shares, reducing the capital stock
									Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	8.	Election of a Supervisory Board member: Dr. Hubertus von Grunberg		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	9.	Election of a Supervisory Board member: Dr. h.c Bernhard Walter		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	10.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with T-Systems international GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	11.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with DeTeFleetServices GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	12.	Resolution regarding approval of the amendment to the profit and loss transfer agreemtnt with DFMG Holding GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	13.	Resolution regarding approval of the amendment to the profit and loss transfer agreemtnt with DeTeAssekuranz- Deutsche Telekom Assekuranz-Vermittlungsgesellschaft mbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	14.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Vivento Customer Services GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	15.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Vivento Technical Services GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	16.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Deutsche Telekom Accounting GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	17.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Deutsche Telekom Training GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	18.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Norma Telekommunikationsdienste GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	19.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with DeTeAsia Holding GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	20.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Traviata Telekommunhicationsdienste GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	21.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Scout24 Holding GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	22.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with T-Mobile Worldwide Holding GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	23.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with Telekom Deutschland GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	24.	Resolution regarding approval of the amendment to the profit and loss transfer agreement with MagyarCom Holding GmbH		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	25.	Resolution on the amendment to section 2 of the Articles of Incorporation		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	26.	Resolution regarding approval of the settlement agreement with the former member of the Board of Management Kai Uwe Ricke		Management	For	For
DEUTSCHE TELEKOM AG, BONN	Germany	12-May-2011	Annual		D2035M136	27.	Resolution regarding approval of the settlement agreement with the former member of the Supervisory Board Dr. Klaus Zumwinkel		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1A	ELECTION OF DIRECTOR: ARNOLD A. ALLEMANG		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1B	ELECTION OF DIRECTOR: JACQUELINE K. BARTON		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1C	ELECTION OF DIRECTOR: JAMES A. BELL		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1D	ELECTION OF DIRECTOR: JEFF M. FETTIG		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1E	ELECTION OF DIRECTOR: BARBARA H. FRANKLIN		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1F	ELECTION OF DIRECTOR: JENNIFER M. GRANHOLM		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1G	ELECTION OF DIRECTOR: JOHN B. HESS		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1H	ELECTION OF DIRECTOR: ANDREW N. LIVERIS		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1I	ELECTION OF DIRECTOR: PAUL POLMAN		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1J	ELECTION OF DIRECTOR: DENNIS H. REILLEY		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1K	ELECTION OF DIRECTOR: JAMES M. RINGLER		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1L	ELECTION OF DIRECTOR: RUTH G. SHAW		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	1M	ELECTION OF DIRECTOR: PAUL G. STERN		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	02	RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	For
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	04	FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	3 Year	1 Year
THE DOW CHEMICAL COMPANY	United States	12-May-2011	Annual	DOW	260543103	05	STOCKHOLDER PROPOSAL ON SHAREHOLDER ACTION BY WRITTEN CONSENT.		Shareholder	Against	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.1	Approval of the financial statements of the Company		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.2	Approval of the consolidated financial statements		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.3	Allocation of income and setting the dividend		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.4	Agreements pursuant to Article L. 225-38 of the Commercial Code		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.5	Authorization to the Board of Directors to trade the Company's shares		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.6	Renewal of Mrs. Patricia Barbizet's term as Board member		Management	For	Against
TOTAL S A	France	13-May-2011	MIX		F92124100	O.7	Renewal of Mr. Paul Desmarais Jr.'s term as Board member		Management	For	Against
TOTAL S A	France	13-May-2011	MIX		F92124100	O.8	Renewal of Mr. Claude Mandil's term as Board member		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.9	Appointment of Mrs. Marie-Christine Coisne as Board member		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	O.10	Appointment of Mrs. Barbara Kux as Board member		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	E.11	Authorization to award free shares of the Company to employees of the Group as well as to executive directors of the Company or group companies		Management	For	For
TOTAL S A	France	13-May-2011	MIX		F92124100	A
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: To approve amendment of article 9 of the articles of association to include a provision concerning the publication, on the company website, of the crossing of statutory thresholds received by the company under this article 9 of the company's articles of association
									Shareholder	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	1	Review and approval of the individual and consolidated annual accounts and the management report, as well as of the proposed allocation of losses profits and the management of its board room		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	2	Compensation of shareholders, distribution to be charged to unrestricted reserves		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	3.1	Amendment of the art. of the bylaws, art 1,6.2,7,14,16.1,17.4, 18.4,31bis and 36		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	3.2	Addition of a new paragraph 5 to art 16 of the bylaws		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	3.3	Addition of a new art.26bis to the bylaws		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	4.1	Amendment of the art 5,8.1,11, 13.1 of the G. meeting regulations		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	4.2	Amendment of the art 14.1 of the G. meeting regulations		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.1	Re-election of Mr.Isidro Faine		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.2	Re-election of Mr.Vitalino Manuel Nafria Azanar		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.3	Re-election of Mr.Julio Linares		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.4	Re-election of Mr.David Arcolus		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.5	Re-election of Mr.Carlos Colomer		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.6	Re-election of Mr.Peter Erskine		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.7	Re-election of Mr.Alfonso Ferrari		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.8	Re-election of Mr.A.Massanell		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	5.9	Appointment of Chang Xiaobing		Management	For	Against
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	6	Authorization to increase the share capital pursuant up to 5 year		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	7	Re-election of auditor		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	8	Long term incentive Plan based on Telefonica shares to executives team and executives directors		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	9
Restricted Share Plan of Telefonica, S.A. Approval of a long-term incentive restricted Plan consisting of the delivery of shares of
Telefonica, S.A. aimed at Employees and Executive Personnel
and linked to their continued employment in the Telefonica Group
									Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	10	Global incentive share purchase Plan of Telefonica, S.A. Approval of an incentive share purchase Global Plan for the Employees of the Telefonica Group		Management	For	For
TELEFONICA SA, MADRID	Spain	18-May-2011	Ordinary General Meeting		879382109	11	Delegation of powers		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1A	ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1B	ELECTION OF DIRECTOR: SUSAN L. DECKER		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1C	ELECTION OF DIRECTOR: JOHN J. DONAHOE		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1D	ELECTION OF DIRECTOR: REED E. HUNDT		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1E	ELECTION OF DIRECTOR: PAUL S. OTELLINI		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1F	ELECTION OF DIRECTOR: JAMES D. PLUMMER		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1G	ELECTION OF DIRECTOR: DAVID S. POTTRUCK		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1H	ELECTION OF DIRECTOR: JANE E. SHAW		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1I	ELECTION OF DIRECTOR: FRANK D. YEARY		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	1J	ELECTION OF DIRECTOR: DAVID B. YOFFIE		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	02	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR CURRENT YEAR		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	03	AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	04	AMENDMENT AND EXTENSION OF THE 2006 STOCK PURCHASE PLAN		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	05	ADVISORY VOTE ON EXECUTIVE COMPENSATION		Management	For	For
INTEL CORPORATION	United States	19-May-2011	Annual	INTC	458140100	06	ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION		Management	None	1 Year
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1A	ELECTION OF DIRECTOR: ZACHARY W. CARTER		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1B	ELECTION OF DIRECTOR: BRIAN DUPERREAULT		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1C	ELECTION OF DIRECTOR: OSCAR FANJUL		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1D	ELECTION OF DIRECTOR: H. EDWARD HANWAY		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1E	ELECTION OF DIRECTOR: LORD LANG OF MONKTON		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1F	ELECTION OF DIRECTOR: STEVEN A. MILLS		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1G	ELECTION OF DIRECTOR: BRUCE P. NOLOP		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1H	ELECTION OF DIRECTOR: MARC D. OKEN		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1I	ELECTION OF DIRECTOR: MORTON O. SCHAPIRO		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1J	ELECTION OF DIRECTOR: ADELE SIMMONS		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	1K	ELECTION OF DIRECTOR: LLOYD M. YATES		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	02	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	03	APPROVAL OF THE MARSH & MCLENNAN COMPANIES, INC. 2011 INCENTIVE AND STOCK AWARD PLAN		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	04	APPROVAL, BY NONBINDING VOTE, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS		Management	For	For
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	05	RECOMMENDATION, BY NONBINDING VOTE, OF THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES		Management	1 Year	1 Year
MARSH & MCLENNAN COMPANIES, INC.	United States	19-May-2011	Annual	MMC	571748102	06	STOCKHOLDER PROPOSAL: ACTION BY WRITTEN CONSENT		Shareholder	Against	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108	01	DIRECTOR		Management
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		1	EDWARD P. CAMPBELL		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		2	JOSEPH A. CARRABBA		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		3	CAROL A. CARTWRIGHT		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		4	ALEXANDER M. CUTLER		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		5	H. JAMES DALLAS		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		6	ELIZABETH R. GILE		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		7	RUTH ANN M. GILLIS		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		8	KRISTEN L. MANOS		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		9	BETH E. MOONEY		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		10	BILL R. SANFORD		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		11	BARBARA R. SNYDER		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		12	EDWARD W. STACK		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108		13	THOMAS C. STEVENS		For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108	02	APPROVAL OF 2011 ANNUAL PERFORMANCE PLAN.		Management	For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108	03	AMENDMENT TO REGULATIONS TO REDUCE SHAREHOLDER VOTING PERCENTAGES TO STATUTORY NORMS.		Management	For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108	04	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITORS.		Management	For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108	05	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION PROGRAM.		Management	For	For
KEYCORP	United States	19-May-2011	Annual	KEY	493267108	06	ADVISORY VOTE ON THE FREQUENCY OF SHAREHOLDER VOTE ON EXECUTIVE COMPENSATION PROGRAM.		Management	1 Year	1 Year
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1A	ELECTION OF DIRECTOR: STEVEN A. BURD		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1B	ELECTION OF DIRECTOR: JANET E. GROVE		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1C	ELECTION OF DIRECTOR: MOHAN GYANI		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1D	ELECTION OF DIRECTOR: PAUL HAZEN		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1E	ELECTION OF DIRECTOR: FRANK C. HERRINGER		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1F	ELECTION OF DIRECTOR: KENNETH W. ODER		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1G	ELECTION OF DIRECTOR: T. GARY ROGERS		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1H	ELECTION OF DIRECTOR: ARUN SARIN		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1I	ELECTION OF DIRECTOR: MICHAEL S. SHANNON		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	1J	ELECTION OF DIRECTOR: WILLIAM Y. TAUSCHER		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	02	NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY-ON-PAY").		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	03	NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY VOTES.		Management	1 Year	1 Year
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	04	APPROVAL OF THE 2011 EQUITY AND INCENTIVE AWARD PLAN.		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	05	RE-APPROVAL OF THE 2001 AMENDED AND RESTATED OPERATING PERFORMANCE BONUS PLAN.		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	06	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2011.		Management	For	For
SAFEWAY INC.	United States	19-May-2011	Annual	SWY	786514208	07	STOCKHOLDER PROPOSAL REQUESTING CUMULATIVE VOTING.		Shareholder	For	Against
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1A	ELECTION OF DIRECTOR: LESLIE A. BRUN		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1B	ELECTION OF DIRECTOR: THOMAS R. CECH		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1C	ELECTION OF DIRECTOR: RICHARD T. CLARK		Management	For	Against
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1D	ELECTION OF DIRECTOR: KENNETH C. FRAZIER		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1E	ELECTION OF DIRECTOR: THOMAS H. GLOCER		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1F	ELECTION OF DIRECTOR: STEVEN F. GOLDSTONE		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1G	ELECTION OF DIRECTOR: WILLIAM B. HARRISON. JR.		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1H	ELECTION OF DIRECTOR: HARRY R. JACOBSON		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1I	ELECTION OF DIRECTOR: WILLIAM N. KELLEY		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1J	ELECTION OF DIRECTOR: C. ROBERT KIDDER		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1K	ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS		Management	For	Against
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1L	ELECTION OF DIRECTOR: CARLOS E. REPRESAS		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1M	ELECTION OF DIRECTOR: PATRICIA F. RUSSO		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1N	ELECTION OF DIRECTOR: THOMAS E. SHENK		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1O	ELECTION OF DIRECTOR: ANNE M. TATLOCK		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1P	ELECTION OF DIRECTOR: CRAIG B. THOMPSON		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1Q	ELECTION OF DIRECTOR: WENDELL P. WEEKS		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	1R	ELECTION OF DIRECTOR: PETER C. WENDELL		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	02	RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	For
MERCK & CO., INC.	United States	24-May-2011	Annual	MRK	58933Y105	04	ADVISORY VOTE ON THE FREQUENCY OF FUTURE VOTES ON EXECUTIVE COMPENSATION.		Management	3 Year	1 Year
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1A	ELECTION OF DIRECTOR: L.F. DEILY		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1B	ELECTION OF DIRECTOR: R.E. DENHAM		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1C	ELECTION OF DIRECTOR: R.J. EATON		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1D	ELECTION OF DIRECTOR: C. HAGEL		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1E	ELECTION OF DIRECTOR: E. HERNANDEZ		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1F	ELECTION OF DIRECTOR: G.L. KIRKLAND		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1G	ELECTION OF DIRECTOR: D.B. RICE		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1H	ELECTION OF DIRECTOR: K.W. SHARER		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1I	ELECTION OF DIRECTOR: C.R. SHOEMATE		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1J	ELECTION OF DIRECTOR: J.G. STUMPF		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1K	ELECTION OF DIRECTOR: R.D. SUGAR		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1L	ELECTION OF DIRECTOR: C. WARE		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	1M	ELECTION OF DIRECTOR: J.S. WATSON		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	02	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	03	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	04	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION.		Management	1 Year	1 Year
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	05	INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE.		Shareholder	For	Against
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	06	HUMAN RIGHTS COMMITTEE.		Shareholder	For	Against
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	07	SUSTAINABILITY METRIC FOR EXECUTIVE COMPENSATION.		Shareholder	For	Against
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	08	GUIDELINES FOR COUNTRY SELECTION.		Shareholder	For	Against
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	09	FINANCIAL RISKS FROM CLIMATE CHANGE.		Shareholder	For	Against
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	10	HYDRAULIC FRACTURING.		Shareholder	For	Against
CHEVRON CORPORATION	United States	25-May-2011	Annual	CVX	166764100	11	OFFSHORE OIL WELLS.		Shareholder	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108		Please reference meeting materials.		Non-Voting
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	1.	Approve Appropriation of Retained Earnings		Management	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.1	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.2	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.3	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.4	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.5	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.6	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.7	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.8	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.9	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.10	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.11	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.12	Appoint a Director		Management	For	Against
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.13	Appoint a Director		Management	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.14	Appoint a Director		Management	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	2.15	Appoint a Director		Management	For	For
SEVEN & I HOLDINGS CO.,LTD.	Japan	26-May-2011	Annual		J7165H108	3.
Entrusting to the Company's Board of Directors determination of the subscription requirements for the share subscription rights, as stock options for stock-linked compensation issued to the
executive officers of the Company, as well as the directors and executive officers of the Company's subsidiaries
									Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1A	ELECTION OF DIRECTOR: GLENN A. BRITT		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1B	ELECTION OF DIRECTOR: URSULA M. BURNS		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1C	ELECTION OF DIRECTOR: RICHARD J. HARRINGTON		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1D	ELECTION OF DIRECTOR: WILLIAM CURT HUNTER		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1E	ELECTION OF DIRECTOR: ROBERT J. KEEGAN		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1F	ELECTION OF DIRECTOR: ROBERT A. MCDONALD		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1G	ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1H	ELECTION OF DIRECTOR: CHARLES PRINCE		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1I	ELECTION OF DIRECTOR: ANN N. REESE		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	1J	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	02	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	03	APPROVAL, ON AN ADVISORY BASIS, OF THE 2010 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.		Management	For	For
XEROX CORPORATION	United States	26-May-2011	Annual	XRX	984121103	04	SELECTION, ON AN ADVISORY BASIS, OF THE FREQUENCY OF A SHAREHOLDER VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.		Management	1 Year	1 Year
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.1	Approval of the corporate financial statements for the financial year ended on December 31, 2010		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.2	Approval of the consolidated financial statements for the financial year ended on December 31, 2010		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.3	Income for the financial year-Allocation		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.4	Renewal of Mr. Daniel Bernard's term as Board member		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.5	Renewal of Mr. W. Frank Blount's term as Board member		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.6	Regulated Agreements and Undertakings		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	O.7	Authorization granted to the Board of Directors to allow the Company to trade its own shares		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	E.8	Authorization granted to the Board of Directors to reduce the share capital of the Company by cancellation of treasury shares		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	E.9	Amendment of the Statutes - Updating Article 16 of the Statutes: invalid provision - Amendment of Article 21 of the Statutes: electronic signature and identification method of shareholders		Management	For	For
ALCATEL-LUCENT, PARIS	France	27-May-2011	MIX		F0191J101	E.10	Powers		Management	For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	01	DIRECTOR		Management
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		1	RAUL ALVAREZ		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		2	DAVID W. BERNAUER		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		3	LEONARD L. BERRY		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		4	PETER C. BROWNING		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		5	DAWN E. HUDSON		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		6	ROBERT L. JOHNSON		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		7	MARSHALL O. LARSEN		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		8	RICHARD K. LOCHRIDGE		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		9	ROBERT A. NIBLOCK		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107		10	STEPHEN F. PAGE		For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2011.		Management	For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	04	ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	05	APPROVAL OF THE LOWE'S COMPANIES, INC. 2011 ANNUAL INCENTIVE PLAN. LOWE'S BOARD OF DIRECTORS RECOMMENDS YOU VOTE AGAINST THE FOLLOWING PROPOSALS.		Management	For	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	06	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE SEVERANCE AGREEMENTS.		Shareholder	Against	For
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	07	SHAREHOLDER PROPOSAL REGARDING LINKING PAY TO PERFORMANCE ON SUSTAINABILITY GOALS.		Shareholder	Against	Against
LOWE'S COMPANIES, INC.	United States	27-May-2011	Annual	LOW	548661107	08	SHAREHOLDER PROPOSAL REGARDING REPORT ON POLITICAL SPENDING.		Shareholder	Against	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.1	Approval of the annual corporate financial statements for the financial year ended on December 31, 2010		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.2	Approval of the consolidated financial statements for the financial year ended on December 31, 2010		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.3	Allocation of income for the financial year ended December 31, 2010 as reflected in the annual financial statements		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.4	Agreements pursuant to article L.225-38 of the Commercial Code		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.5	Renewal of Mr. Bernard Dufau's term as Board Member		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.6	Appointment of Mrs. Helle Kristoffersen as Board Member		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.7	Appointment of Mrs. Muriel Penicaud as Board Member		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.8	Appointment of Mr. Jean-Michel Severino as Board Member		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	O.9	Authorization to be granted to the Board of Directors to purchase or transfer shares of France Telecom		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.10
Delegation of authority to the Board of Directors to issue shares of the Company and securities providing access to shares or the
Company or one of its subsidiaries, while maintaining
shareholders' preferential subscription rights
									Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.11
Delegation of authority to the Board of Directors to issue shares of the Company and securities providing access to shares or the
Company or one of its subsidiaries, with cancellation of
shareholders' preferential subscription rights in the context of a public offer
									Management	For	Against
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.12
Delegation of authority to the Board of Directors to issue shares of the Company and securities providing access to shares or the
Company or one of its subsidiaries, with cancellation of
shareholders' preferential subscription rights in the context of an offer pursuant to Article L.411-2, II of the Monetary and Financial
Code
									Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.13	Authorization to the Board of Directors, in the event of capital increase with or without cancellation of shareholders' preferential subscription rights to increase the number of issuable securities		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.14	Delegation of authority to the Board of Directors to issue shares and securities providing access to shares in the event of public exchange offer initiated by the Company		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.15
Delegation of powers to the Board of Directors to issue shares and securities providing access to shares, in consideration of in-
kind contributions granted to the Company and composed of
equity securities or securities providing access to capital
									Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.16
Delegation of powers to the Board of Directors to issue shares reserved for persons who signed a liquidity contract with the
Company as shareholders or holders of options to subscribe for shares of Orange S.A
									Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.17
Delegation of powers to the Board of Directors to carry out the issuance gratis of liquidity instruments on options reserved for holders of options to subscribe for shares of the company Orange
S.A., who signed a liquidity contract with the Company
									Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.18	Overall limitation of authorizations		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.19	Delegation of authority to the Board of Directors to issue securities entitling to the allotment of debt securities		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.20	Delegation of authority to the Board of Directors to increase capital of the Company by incorporation of reserves, profits or premiums		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.21	Delegation of authority to the Board of Directors to carry out capital increases reserved for members of savings plans		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.22	Authorization to the Board of Directors to reduce capital by cancellation of shares		Management	For	For
FRANCE TELECOM SA, PARIS	France	07-Jun-2011	MIX		F4113C103	E.23	Powers to accomplish all legal formalities		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	1	To receive and consider the Directors' report and audited financial statements for the 52 weeks ended 30 January 2011		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	2	To approve the Directors' remuneration report for the 52 weeks ended 30 January 2011		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	3	To declare a final dividend		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	4	To re-elect Sir Ian Gibson		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	5	To re-elect Dalton Philips		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	6	To re-elect Richard Pennycook		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	7	To re-elect Philip Cox		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	8	To re-elect Penny Hughes		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	9	To re-elect Nigel Robertson		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	10	To re-elect Johanna Waterous		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	11	To re-appoint KPMG Audit Plc as Auditors of the Company		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	12	To authorise the Directors to fix the remuneration of the Auditors		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	13	To authorise the Company to make market purchases of the Company's shares		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	14	To authorise the Directors to allot securities		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	15	To authorise the Directors to allot securities otherwise than in accordance with s.561 Companies Act 2006		Management	For	For
WM MORRISON SUPERMARKETS PLC	United Kingdom	09-Jun-2011	Annual		G62748119	16	To approve the shortening of the period of notice for a General Meeting		Management	For	Against
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107	01	DIRECTOR		Management
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107		1	AUBREY K. MCCLENDON		For	Withheld
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107		2	DON NICKLES		For	Withheld
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107		3	KATHLEEN M. EISBRENNER		For	For
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107		4	LOUIS A. SIMPSON		For	For
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107	02	TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE PLAN.		Management	For	For
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107	03	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.		Management	For	For
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107	04	AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	Against
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107	05	AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year
CHESAPEAKE ENERGY CORPORATION	United States	10-Jun-2011	Annual	CHK	165167107	06	SHAREHOLDER PROPOSAL REQUESTING AN ADVISORY SHAREHOLDER VOTE ON DIRECTOR COMPENSATION.		Shareholder	Against	For
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	01	ADMINISTRATION REPORT, FINANCIAL STATEMENTS AND FISCAL COUNCIL OPINION, CONCERNING DECEMBER 31, 2010 RESULTS.		Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	02	DESTINATION OF NET PROFIT OF THE YEAR AND DISTRIBUTION OF SHAREHOLDER REMUNERATION.		Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	03	ELECTION OF BOARD OF DIRECTORS, INCLUDING THE CHAIRMAN.		Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	04	ELECTION OF FISCAL COUNCIL MEMBERS AND THEIR RESPECTIVE SUBSTITUTES.		Management	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	05	REMUNERATION OF BOARD OF DIRECTORS, FISCAL COUNCIL AND EXECUTIVE BOARD OF DIRECTORS.		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113		Please reference meeting materials.		Non-Voting
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	1.	Approve Distribution of Surplus		Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	2.	Approve Partial Amendment of the Articles of Incorporation: Allow Discontinue The position of the Senior Managing Director, Allow Reduce the number of directors of the board		Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.1	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.2	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.3	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.4	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.5	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.6	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.7	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.8	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.9	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.10	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	3.11	Election of a Director		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.1	Election of a Corporate Auditor		Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.2	Election of a Corporate Auditor		Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.3	Election of a Corporate Auditor		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	4.4	Election of a Corporate Auditor		Management	For	Against
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	5.	Approve Revision of the Amount of Remuneration for Directors		Management	For	For
TOYOTA MOTOR CORPORATION	Japan	17-Jun-2011	Annual		J92676113	6.	Approve Payment of Executive Bonuses		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105		Please reference meeting materials.		Non-Voting
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	1.	Approve Appropriation of Retained Earnings		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.1	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.2	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.3	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.4	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.5	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.6	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	2.7	Appoint a Director		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	3.1	Appoint a Corporate Auditor		Management	For	Against
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	3.2	Appoint a Corporate Auditor		Management	For	Against
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	4.	Appoint a Substitute Corporate Auditor		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	5.	Approve Payment of Bonuses to Directors		Management	For	For
ASTELLAS PHARMA INC.	Japan	20-Jun-2011	Annual		J03393105	6.	Provision of Remuneration to Directors for Stock Option Scheme as Stock-Linked Compensation Plan		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.1	Approval of company financial statements		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.2	Approval of consolidated financial statements		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.3	Approval in accordance with Article L.225-38 of the French Commercial Code		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.4	Ratification of the transfer of the registered office		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.5	Amendment of Article 26 of the Memorandum and Articles of Association		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.6	Appropriation of income - Setting the dividend		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.7	Distribution of an extra dividend in the form of shares in Dia SA		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.8	Renewal of a director's term of office: Mr Bernard Arnault		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.9	Renewal of a director's term of office: Mr Jean-Laurent Bonnafe		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.10	Renewal of a director's term of office: Mr Rene Brillet		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.11	Renewal of a director's term of office: Mr Amaury de Seze		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.12
Ratification of the appointment of a Director: The Shareholders'
Meeting ratifies the appointment, made temporarily by the Board of Directors  during its session of May 20th, 2011, of Madam
Mathilde Lemoine as Director, in replacement of Mister Jean-
Martin Folz, for the remaining term of office of her predecessor
									Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.13
Appointment of a principal statutory auditor: The General Meeting, voting as an Ordinary General Meeting, on the proposal of the
Board of  Directors, appoints Mazars, having its offices at 61 Rue
Henri Regnault, (92075) Paris La Defense, as principal statutory auditor for a term of six years that will end at the close of the
General Meeting called to vote on the financial statements for the year ended 31 December 2016
									Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.14
Appointment of a deputy statutory auditor: The General Meeting, voting as an Ordinary General Meeting, on the proposal of the
Board of  Directors, appoints Mr Thierry Colin, having his offices at
61 Rue Henri Regnault, 92075 Courbevoie, as deputy statutory auditor to Mazars, for a term of six years that will end at the close of the General Meeting called to vote on the financial statements for the year ended 31 December 2016
									Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	O.15	Authorisation of the Board of Directors to trade in the company's shares		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.16	Authorisation for the Board of Directors to reduce the share capital		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.17	Delegation of powers to the Board of Directors to issue shares or other negotiable securities with the retention of preferential subscription rights		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.18	Delegation of powers to the Board of Directors to issue shares or other negotiable securities with the cancellation of preferential subscription rights		Management	For	Against
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.19	Delegation of powers to the Board of Directors for the purpose of increasing the capital by incorporating reserves, profits, premiums or similar items		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.20
Delegation of powers to the Board of Directors for the purpose of issuing, within a limit of 10% of the capital, shares or negotiable securities giving access to equity, with a view to remunerating contributions in kind made to the company consisting of securities
									Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.21
Delegation of powers to the Board of Directors for the purpose of issuing shares or negotiable securities giving access to equity in the event of a public offering implemented by the company for the securities of another listed company with the cancellation of preferential subscription  rights
									Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.22	Approve employee stock purchase plan		Management	For	For
CARREFOUR SA, PARIS	France	21-Jun-2011	MIX		F13923119	E.23	Authorize board to amend number of awards granted under outstanding restricted stock plans		Management	For	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102		PLEASE NOTE THAT THIS IS THE 9th ANNUAL GENERAL SHAREHOLDERS MEETING AND THE C-LASS SHAREHOLDERS MEETING OF SHAREHOLDERS OF ORDINARY SHARES (PLEASE REFER TO-THE ATTACHED PDF FILES.)		Non-Voting
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	1.	Approve Appropriation of Retained Earnings		Management	For	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	2.
Amend Articles to: Increase Capital Shares to be issued to
52,369,512,000shs.,Establish Articles Related to Record Dates for
Class Shareholders Meetings and others (PLEASE NOTE THAT
THIS IS THE CONCURRENT AGENDA ITEM FOR THE CLASS
SHAREHOLDERS MEETING OF SHAREHOLDERS OF
ORDINARY SHARES.)
									Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.1	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.2	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.3	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.4	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.5	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.6	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	3.7	Appoint a Director		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	4.1	Appoint a Corporate Auditor		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	4.2	Appoint a Corporate Auditor		Management	For	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	4.3	Appoint a Corporate Auditor		Management	For	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	5.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Preparation of an evaluation report in an appropriate manner)		Shareholder	Against	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	6.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Establishment of a third-party investigation committee on the Kanebo evaluation report issue, etc.)		Shareholder	Against	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	7.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Exercise of voting rights of shares held for strategic reasons)		Shareholder	Against	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	8.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Disclosure of compensation paid to each officer)		Shareholder	Against	For
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	9.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Production of a robust computer system)		Shareholder	Against	Against
MIZUHO FINANCIAL GROUP,INC.	Japan	21-Jun-2011	Annual		J4599L102	10.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Relaxing of the restriction on the number of characters available with regard to a shareholders' proposal)		Shareholder	Against	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111		Please reference meeting materials.		Non-Voting
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	1.	Approve Appropriation of Retained Earnings		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	2.	Amend Articles to: Allow Use of Electronic Systems for Public Notifications, Clarify the Maximum Size of Board to 15 and other		Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.1	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.2	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.3	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.4	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.5	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.6	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.7	Appoint a Director		Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.8	Appoint a Director		Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.9	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.10	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.11	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	3.12	Appoint a Director		Management	For	Against
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	4.1	Appoint a Corporate Auditor		Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	4.2	Appoint a Corporate Auditor		Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	5.	Approve Payment of Bonuses to Corporate Officers		Management	For	For
HONDA MOTOR CO.,LTD.	Japan	23-Jun-2011	Annual		J22302111	6.	Amend the Compensation to be received by Directors and Corporate Auditors		Management	For	For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101		Please reference meeting materials.		Non-Voting
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	1.	Approve Appropriation of Retained Earnings		Management	For	For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.1	Appoint a Corporate Auditor		Management	For	Against
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.2	Appoint a Corporate Auditor		Management	For	Against
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.3	Appoint a Corporate Auditor		Management	For	Against
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.4	Appoint a Corporate Auditor		Management	For	For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	Japan	23-Jun-2011	Annual		J59396101	2.5	Appoint a Corporate Auditor		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1A	ELECTION OF DIRECTOR: REUBEN V. ANDERSON		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1B	ELECTION OF DIRECTOR: ROBERT D. BEYER		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1C	ELECTION OF DIRECTOR: DAVID B. DILLON		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1D	ELECTION OF DIRECTOR: SUSAN J. KROPF		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1E	ELECTION OF DIRECTOR: JOHN T. LAMACCHIA		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1F	ELECTION OF DIRECTOR: DAVID B. LEWIS		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1G	ELECTION OF DIRECTOR: W. RODNEY MCMULLEN		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1H	ELECTION OF DIRECTOR: JORGE P. MONTOYA		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1I	ELECTION OF DIRECTOR: CLYDE R. MOORE		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1J	ELECTION OF DIRECTOR: SUSAN M. PHILLIPS		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1K	ELECTION OF DIRECTOR: STEVEN R. ROGEL		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1L	ELECTION OF DIRECTOR: JAMES A. RUNDE		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1M	ELECTION OF DIRECTOR: RONALD L. SARGENT		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	1N	ELECTION OF DIRECTOR: BOBBY S. SHACKOULS		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	02	APPROVAL OF 2011 LONG-TERM INCENTIVE AND CASH BONUS PLAN.		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	04	ADVISORY VOTE ON FREQUENCY OF HOLDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.		Management	3 Year	1 Year
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	05	APPROVAL OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.		Management	For	For
THE KROGER CO.	United States	23-Jun-2011	Annual	KR	501044101	06	APPROVAL OF SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO RECOMMEND REVISION OF KROGER'S CODE OF CONDUCT.		Shareholder	Against	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108		Please reference meeting materials.		Non-Voting
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	1.	Approve Appropriation of Retained Earnings		Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.1	Appoint a Director		Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.2	Appoint a Director		Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.3	Appoint a Director		Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.4	Appoint a Director		Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.5	Appoint a Director		Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.6	Appoint a Director		Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.7	Appoint a Director		Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	2.8	Appoint a Director		Management	For	For
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	3.	Appoint a Corporate Auditor		Management	For	Against
TAKEDA PHARMACEUTICAL COMPANY LIMITED	Japan	24-Jun-2011	Annual		J8129E108	4.	Approve Payment of Bonuses to Directors		Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102		Please reference meeting materials.		Non-Voting
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	1.	Approve Appropriation of Retained Earnings		Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.1	Appoint a Director		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.2	Appoint a Director		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.3	Appoint a Director		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.4	Appoint a Director		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.5	Appoint a Director		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.6	Appoint a Director		Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.7	Appoint a Director		Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.8	Appoint a Director		Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.9	Appoint a Director		Management	For	For
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	2.10	Appoint a Director		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	3.1	Appoint a Corporate Auditor		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	3.2	Appoint a Corporate Auditor		Management	For	Against
DAIICHI SANKYO COMPANY,LIMITED	Japan	27-Jun-2011	Annual		J11257102	4.	Approve Payment of Bonuses to Directors		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109		Please reference meeting materials.		Non-Voting
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	1.	Approve Appropriation of Retained Earnings		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	2.	Approve Share Consolidation		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	3.	Amend Articles to: Reduce Trading Unit from 1,000 shs. to 100 shs.		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.1	Appoint a Director		Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.2	Appoint a Director		Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.3	Appoint a Director		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.4	Appoint a Director		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.5	Appoint a Director		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.6	Appoint a Director		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.7	Appoint a Director		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.8	Appoint a Director		Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.9	Appoint a Director		Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.10	Appoint a Director		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.11	Appoint a Director		Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	4.12	Appoint a Director		Management	For	Against
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	5.	Amend the Compensation to be received by Directors		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	6.	Amend the Compensation to be received by Corporate Auditors		Management	For	For
NKSJ HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J58699109	7.	Determination of Amount and content of Stock Compensation Type Stock Options to be granted to Directors		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106		Please reference meeting materials.		Non-Voting
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	1.	Approve Appropriation of Retained Earnings		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.1	Appoint a Director		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.2	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.3	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.4	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.5	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.6	Appoint a Director		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.7	Appoint a Director		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.8	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.9	Appoint a Director		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.10	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	2.11	Appoint a Director		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	3.1	Appoint a Corporate Auditor		Management	For	For
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	3.2	Appoint a Corporate Auditor		Management	For	Against
TOKIO MARINE HOLDINGS,INC.	Japan	27-Jun-2011	Annual		J86298106	4.	Amend the Compensation to be received by Corporate Auditors		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106		Please reference meeting materials.		Non-Voting
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.1	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.2	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.3	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.4	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.5	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.6	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.7	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.8	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.9	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.10	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.11	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.12	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.13	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.14	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	1.15	Appoint a Director		Management	For	For
SONY CORPORATION	Japan	28-Jun-2011	Annual		J76379106	2.	To issue Stock Acquisition Rights for the purpose of granting stock options		Management	For	For
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102		Please reference meeting materials.		Non-Voting
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	1.	Approve Appropriation of Retained Earnings		Management	For	For
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.1	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.2	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.3	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.4	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.5	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.6	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.7	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.8	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.9	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.10	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.11	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	2.12	Appoint a Director		Management	For	Against
FUJIFILM HOLDINGS CORPORATION	Japan	29-Jun-2011	Annual		J14208102	3.	Appoint a Corporate Auditor		Management	For	For
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105		Please reference meeting materials.		Non-Voting
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	1.	Approve Appropriation of Retained Earnings		Management	For	For
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.1	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.2	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.3	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.4	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.5	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.6	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.7	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.8	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.9	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.10	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.11	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.12	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	2.13	Appoint a Director		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	3.1	Appoint a Corporate Auditor		Management	For	Against
MS&AD INSURANCE GROUP HOLDINGS,INC.	Japan	29-Jun-2011	Annual		J4687C105	3.2	Appoint a Corporate Auditor		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105		Please reference meeting materials.		Non-Voting
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	1.	Approve Appropriation of Retained Earnings		Management	For	For
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.1	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.2	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.3	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.4	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.5	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.6	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.7	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.8	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.9	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.10	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.11	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.12	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.13	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.14	Appoint a Director		Management	For	Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.15	Appoint a Director		Management	For	For
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	2.16	Appoint a Director		Management	For	For
MITSUBISHI UFJ FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J44497105	3.	Appoint a Corporate Auditor		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109		Please reference meeting materials.		Non-Voting
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	1.	Approve Appropriation of Retained Earnings		Management	For	For
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.1	Appoint a Director		Management	For	For
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.2	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.3	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.4	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.5	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.6	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.7	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.8	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.9	Appoint a Director		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	2.10	Appoint a Director		Management	For	For
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	3.1	Appoint a Corporate Auditor		Management	For	Against
SUMITOMO MITSUI FINANCIAL GROUP,INC.	Japan	29-Jun-2011	Annual		J7771X109	3.2	Appoint a Corporate Auditor		Management	For	Against

Fund Name
Brandes Institutional Emerging Markets Fund
Company Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Item Number	Ballot Issue description	Director	Proponent	mgt vote	Fund Vote
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	1	To receive and adopt the Directors' Report and Audited Accounts for the year ended 31 December 2010		Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	2	To declare a final tax exempt (one-tier) dividend of 7.7 cents and a special tax exempt (one-tier) dividend of 3.5 cents per share for the year ended 31 December 2010		Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	3
To re-elect the following Director who retire in accordance with
Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
Roger Barlow
									Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	4
To re-elect the following Director who retire in accordance with
Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
Chow Kok Kee
									Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	5
To re-elect the following Director who retire in accordance with
Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
Jamaludin Ibrahim
									Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	6
To re-elect Mr Kannan Ramesh who, being appointed by the
Board of Directors after the last Annual General Meeting, retires in accordance with Article 97 of the Company's Articles of
Association and who, being eligible, offers himself for re-election
									Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	7	To re-appoint Mr Reggie Thein to hold office until the next Annual General Meeting pursuant to Section 153(6) of the Companies Act (Chapter 50)		Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	8	To approve Directors' fees of SGD449,904 for the year ended 31 December 2010 (FY 2009: SGD399,589)		Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	9	To re-appoint Messrs Ernst & Young LLP as Auditors and authorise the Directors to fix their remuneration		Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	10
That approval be and is hereby given to the Directors to offer and grant options in accordance with the provisions of the M1 Share
Option Scheme ("the Scheme") and to allot and issue such shares as may be issued pursuant to the exercise of options under the
Scheme, provided always that the aggregate number of shares to be issued pursuant to the Scheme shall not exceed 10 per cent of the total number of issued ordinary shares (excluding treasury shares) in the capital of the Company from time to time
									Mgmt.	For	Against
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	11
That authority be and is hereby given to the Directors of the
Company to: (a) (i) issue shares in the capital of the Company
("shares") whether by way of rights, bonus or otherwise; and/or (ii)
make or grant offers, agreements or options (collectively,
"Instruments") that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments
convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit; and (b)
(notwithstanding the authority conferred by this Resolution may have ceased to be in force) issue shares in pursuance of any
Instrument made or granted by the Directors while this Resolution was in force, provided that: (1) the aggregate number of shares to
									Mgmt.	For	Against
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104
be issued pursuant to this Resolution (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 50 per cent of the total number of issued shares (excluding treasury shares) in the capital of the
Company (as calculated in accordance with sub-paragraph (2)
below), of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company
(including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 20 per cent of the total number of issued shares (excluding treasury shares) in the capital of the Company (as calculated in
accordance with sub-paragraph (2) below); (2) (subject to such manner of calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited ("SGX-ST")) for the purpose of determining the aggregate number of shares that may be
issued under sub-paragraph (1) above, the percentage of issued shares shall be based on the to

M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	12
That: (a) for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore (the "Companies Act"),
the exercise by the Directors of the Company of all the powers of the Company to purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company (the "Shares") not exceeding in aggregate the Maximum Limit (as hereafter defined), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as hereafter defined),
(i) whether by way of: market purchase(s) on the Singapore
Exchange Securities Trading Limited (the "SGX-ST"); and/or (ii)
off-market purchase(s) (if effected otherwise than on the SGX-ST)
in accordance with any equal access scheme(s) as may be
determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time
being be applicabl
									Mgmt.	For	For
M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104
transacted on the SGX-ST immediately preceding the date of a market purchase by the Company or, as the case may be, the
date of the making of the offer pursuant to the off-market
purchase, and deemed to be adjusted in accordance with the
listing rules of the SGX-ST for any corporate action which occurs after the relevant five market days; "date of the making of the offer" means the date on which the Company announces its
intention to make an offer for the purchase or acquisition of
Shares from holders of Shares, stating therein the purchase price
(which shall not be more than the Maximum Price calculated on the basis set out below) for each Share and the relevant terms of the equal access scheme for effecting the off-market purchase;
"Maximum Limit" means that number of issued Shares
representing 10 per cent of the total number of issued Shares of the Company as at the date of the passing of this Resolution
(excluding any Shares which are held as treasury shares as at that date); and "Maximum Price", in relat

M1 LTD	Singapore	07-Apr-2011	Annual		Y6132C104	13
That: (a) approval be and is hereby given, for the purposes of
Chapter 9 of the listing manual of the Singapore Exchange
Securities Trading Limited (the "Listing Manual"), for the
Company, its subsidiaries and associated companies that are
entities at risk (as that term is used in Chapter 9 of the Listing
Manual), or any of them, to enter into any of the transactions falling within the types of interested person transactions described in the circular to shareholders dated 23 March 2011 (the
"Circular") with any party who is of the class of interested persons described in the Circular, provided that such transactions are made on normal commercial terms and in accordance with the
review procedures for such interested person transactions; (b) the approval given in paragraph (a) above (the "Shareholders'
Mandate") shall, unless revoked or varied by the Company in a general meeting, continue in force until the conclusion of the next
Annual General Meeting of the Company; (c) and the Directors of
the Company and/or
									Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	1
Report of the Board of Directors on the management of Magyar
Telekom Plc., on the business operation, on the business policy and on the financial situation of the Company and Magyar
Telekom Group in 2010
									Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	2
Decision on the approval of the 2010 consolidated annual financial statements of the Company prescribed by the Accounting Act
according to the requirements of the International Financial
Reporting Standards (IFRS), presentation of the relevant report of the Supervisory Board, the Audit Committee and the Auditor
									Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	3
Decision on the approval of the 2010 annual stand alone financial statements of the Company prepared in accordance with the
requirements of the Accounting Act (HAR), presentation of the relevant report of the Supervisory Board, the Audit Committee and the Auditor
									Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	4
Proposal of the Board of Directors for the use of the profit after tax earned in 2010, presentation of the relevant report of the
Supervisory Board, the Audit Committee and the Auditor, decision on the use of the profit after tax earned in 2010, on the payment of dividends
									Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	5	Authorization of the Board of Directors to purchase ordinary Magyar Telekom shares		Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	6	Decision on the approval of the Corporate Governance and Management Report		Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	7	Decision on granting relief from liability to the members of the Board of Directors		Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	8
Decision on the amendments of the Articles of Association of
Magyar Telekom Plc.: 1.4 Sites and Branch Offices of the
Company, 1.6.2. Other activities, 2.4. Transfer of shares (b), 2.5.
Shareholders' Register (2.5.3.), 4.5. Payment of Dividends, 4.7.
Conditions for a General Meeting resolution resulting in the delisting of shares from the stock exchange, 5. Rights to
Information and Closing of the Shareholders' Register and 5.3.
Closing of the Shareholders' Register, 6.2. Matters within the
Exclusive Scope of Authority of the General Meeting (h), (p), 7.4.
Rules of Procedure and Chairman of the Board of Directors (7.4.1.
(o)), 8.2. Members of the Supervisory Board (8.2.4.), 8.7. Audit
Committee (8.7.1., 8.7.3., 8.7.5.), 9.4. Auditor's Conflict of Interest
									Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	9	Approval of the amended Rules of Procedures of the Supervisory Board		Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	10	Election of Member(s) of the Board of Directors, determination of the remuneration of the Board of Directors		Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	11	Election of Member(s) of the Supervisory Board		Mgmt.	For	For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC	Hungary	12-Apr-2011	Annual		X5187V109	12	Election of the Company's Auditor and determination of its remuneration. Election of the Auditor personally responsible for the audit and the appointed deputy auditor		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	1	Discussion of the financial statements and directors' report for the year 2010		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	2	Re-appointment of accountant auditors until the next AGM and authorization of the board to fix their fees		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.1	Re-appointment of the officiating director: O. Elovitch. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.2	Re-appointment of the officiating director: O. Elovitch Peled. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.3	Re-appointment of the officiating director: A. Saban. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.4	Re-appointment of the officiating director: E. Ben Mashe. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.5	Re-appointment of the officiating director: E. Holzman. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.6	Re-appointment of the officiating director: Y. Porat (employee representative). The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.7	Re-appointment of the officiating director: A. Shorer. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.8	Re-appointment of the officiating director: F. Cohen. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.9	Re-appointment of the officiating director: R. Numkin (employee representative). The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.10	Re-appointment of the officiating director: J. Rosensweig. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	3.11	Re-appointment of the officiating director: S. Elovitch. The external directors continue in office by provision of law		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	4	Approval of the distribution of a dividend in the amount of NIS 1.163 million. Record date may 4, ex-date may 5, payment may 19, 2011		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	5	Payment to the former chairman of a bonus in respect of 2010 in the amount of NIS 3.507 million (18 salaries)		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	6	Approval of a bonus in respect of 2010 to the employee representative director Y. Porat in the amount of NIS 100,000 in accordance with target achievement		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	7	Grant of a liability indemnity undertaking to the internal auditor in the form approved in respect of the other officers		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	8	Approval of the purchase in a total amount of USD 131,000 from eurocom, a company controlled by the controlling shareholder of the company, of power adapters		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	9.1	Purchase of converters : approval of the purchase from Eurocom of converters in a total amount of USD 9.6 million and update of the hard disk of the converters at a total cost of USD 0.6 million		Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	9.2
Purchase of converters : receipt from Eurocom of suppliers credit in respect of the purchase of the converters for an additional 60 days, the contract payment terms are current month plus 35 days
- in respect of the additional 60 days nominal annual interest at the rate of pct 6 will be paid, the estimated amount of interest is
NIS 578,000
									Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	10
Approval of the purchase of D and O insurance cover during a period of 3 years in the amount of USD 100 million plus pct 20 legal costs provided that the cover does not exceed USD 100
million and the premium does not exceed USD 185,000 plus pct
20
									Mgmt.	For	For
BEZEQ ISRAEL TELECOM LTD	Israel	13-Apr-2011	EGM		M2012Q100	11	Approval of the purchase of D and O insurance cover for the year April 14, 2011 in an amount of USD 100 million plus pct 20 legal costs for a premium of USD 185,000		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	1	To receive and adopt the Directors' Report and Audited Financial Statements for the financial year ended 31 December 2010 together with the Auditor's Report thereon		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	2	To declare a Second & Final Tax-Exempt Dividend of 14 cents per share for the financial year ended 31 December 2010		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	3	To re-appoint Mr Wee Cho Yaw as a Director, who is retiring pursuant to Section 153 (6) of the Companies Act, Cap 50, to hold the office until the next Annual General Meeting of the Company		Mgmt.	For	Against
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	4	To re-appoint Dr Lee Suan Yew as a Director, who is retiring pursuant to Section 153 (6) of the Companies Act, Cap 50, to hold the office until the next Annual General Meeting of the Company		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	5	To re-appoint Mr Hwang Soo Jin will as a Director, who is retiring pursuant to Section 153 (6) of the Companies Act, Cap 50, to hold the office until the next Annual General Meeting of the Company		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	6	To re-appoint Mr Reggie Thein will as a Director, who is retiring pursuant to Section 153 (6) of the Companies Act, Cap 50, to hold the office until the next Annual General Meeting of the Company		Mgmt.	For	Against
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	7	To re-appoint Mr Wee Ee Lim as a Director, who is retiring by rotation pursuant to Article 98 of the Company's Articles of Association		Mgmt.	For	Against
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	8	To re-appoint Mr Sat Pal Khattar as a Director, who is retiring by rotation pursuant to Article 98 of the Company's Articles of Association		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	9	To approve Directors' fees of SGD 310,000 for the financial year ended 31 December 2010 (2009: SGD 257,000)		Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	10
To re-appoint Messrs PricewaterhouseCoopers LLP as Auditor of the Company to hold office until the conclusion of the next Annual
General Meeting and to authorise the Directors to fix their
remuneration
									Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	11
That approval be and is hereby given to the Directors to offer and grant options to employees (including executive Directors) and non-executive Directors of the Company and/or its subsidiaries who are eligible to participate in the Haw Par Corporation Group
2002 Share Option Scheme ("2002 Scheme") in accordance with
the rules of the 2002 Scheme, and pursuant to Section 161 of the
Companies Act, Cap. 50, to allot and issue from time to time such number of shares in the Company as may be required to be
issued pursuant to the exercise of options under the 2002
Scheme, Provided that the aggregate number of shares to be
issued pursuant to this resolution shall not exceed five per cent
(5%) of the total number of issued shares of the Company from time to time
									Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	12
That approval be and is hereby given, pursuant to Rule 14.1 of the rules of the 2002 Scheme, for the extension of the duration of the
2002 Scheme for a further period of five (5) years from 6 June
2012 to 5 June 2017; and the Directors of the Company be and
are hereby severally authorised to complete and do all such acts and things as they may consider necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorised by this Resolution
									Mgmt.	For	For
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	13
That subject to and contingent upon the passing of Resolution 12 set out above, approval be and is hereby given for Options (as defined in the rules of the 2002 Scheme) to be granted under the
2002 Scheme with Exercise Prices (as defined in the rules of the
2002 Scheme) which may be set at a discount to the Market
Prices (as defined in the rules of the 2002 Scheme) for the
ordinary shares in the share capital of the Company, Provided that the maximum discount which may be given in respect of any
Option shall not exceed 20% of the relevant Market Price in
respect of that Option
									Mgmt.	For	Against
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	14
That pursuant to Section 161 of the Companies Act, Cap. 50, the
Articles of Association of the Company and the listing rules of the
Singapore Exchange Securities Trading Limited, approval be and is hereby given to the Directors to issue shares in the Company
(whether by way of rights, bonus or otherwise) at any time and upon such terms and conditions and for such purposes and to
such persons as the Directors may in their absolute discretion deem fit provided that the aggregate number of shares to be
issued pursuant to this resolution shall not exceed fifty per cent
(50%) of the Company's total number of issued shares, of which the aggregate number of shares to be issued other than on a pro-
rata basis to members of the Company shall not exceed fifteen per cent (15%) of the total number of issued shares of the
Company, CONTD
									Mgmt.	For	Against
HAW PAR CORPORATION LTD	Singapore	20-Apr-2011	Annual		V42666103	CONT
CONTD and for the purposes of this resolution, the percentage of issued-shares shall be based on the total number of issued shares in the capital of-the Company at the time this resolution is passed after adjusting for new-shares arising from the conversion of share options on issue at the time this-resolution is passed, and any subsequent consolidation or subdivision of the-Company's shares
									Non-Voting
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	1	To receive and adopt the Directors' Report and the Audited Accounts of the Company for the year ended 31 December 2010 together with the Auditor's Report thereon		Mgmt.	For	For
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	2	To re-elect Mr Ming Kam Sing as a Director retiring pursuant to Bye-law 86(1) of the Company's Bye-laws		Mgmt.	For	For
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	3	To re-elect Mr Chng Hee Kok as a Director retiring pursuant to Bye-law 86(1) of the Company's Bye-laws		Mgmt.	For	Against
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	4	To approve the payment of Directors' fees of SGD150,000 for the year ended 31 December 2010. (2009: SGD150,000)		Mgmt.	For	For
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	5	To re-appoint BDO Limited, Certified Public Accountants, Hong Kong, as the Company's Auditors and to authorise the Directors to fix their remuneration		Mgmt.	For	Abstain
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	6
Authority to allot and issue shares up to 50 per centum (50%) of issued shares. That pursuant to the Companies Act 1981 of
Bermuda and Rule 806 of the Listing Manual of the Singapore
Exchange Securities Trading Limited, authority be given to the
Directors of the Company to issue shares (''Shares'') whether by way of rights, bonus or otherwise, and/or make or grant offers, agreements or options (collectively, ''Instruments'') that might or would require Shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants,
debentures or other instruments convertible into Shares at any time and upon such terms and conditions and to such persons as the Directors may, in their absolute discretion, deem fit provided that: (a) the aggregate number of Shares (including Shares to be issued CONTD
									Mgmt.	For	Against
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	CONT
CONTD in pursuance of Instruments made or granted pursuant to this-Resolution) does not exceed fifty percent (50%) of the total number of issued-shares (excluding treasury shares) in the capital of the Company at the time-of the passing of this Resolution, of which the aggregate number of Shares-and convertible securities to be issued other than on a pro rata basis to all-shareholders of the Company shall not exceed twenty percent (20%) of the-total number of issued shares (excluding treasury shares) in the share-
capital of the Company; (b) for the purpose of determining the aggregate-number of Shares that may be issued under sub-
paragraph (a) above, the total-number of issued shares (excluding treasury shares) shall be based on the-total number of issued shares (excluding treasury shares) of the Company-CONTD
									Non-Voting
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	CONT
CONTD as at the date of the passing of this Resolution, after adjusting for:-(i) new shares arising from the conversion or exercise of convertible-securities; (ii) new shares arising from exercising share options or vesting-of Share awards outstanding or subsisting at the time this Resolution is-passed; and (iii) any subsequent bonus issue, consolidation or subdivision of-shares;
(c) And that such authority shall, unless revoked or varied by the-
Company in general meeting, continue in force (i) until the
conclusion of the-Company's next Annual General Meeting or the date by which the next Annual-General Meeting of the Company is required by law to be held, whichever is-earlier or (ii) in the case of shares to be issued in accordance with the-terms of convertible securities issued, made or granted pursuant CONTD
									Non-Voting
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	CONT	CONTD to this Resolution, until the issuance of such shares in accordance-with the terms of such convertible securities		Non-Voting
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	7
That authority be and is hereby given to the Directors of the
Company to allot and issue from time to time such number of
shares in the Company as may be required to be issued pursuant to the exercise of the options under the People's Food Share
Option Scheme 2009 (the ''Scheme''), provided always that the aggregate number of additional ordinary shares to be allotted and issued pursuant to the Scheme shall not exceed fifteen percent
(15%) of the total number of issued shares (excluding treasury shares) in the capital of the Company from time to time
									Mgmt.	For	For
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	8
Renewal of share Purchase Mandate. That for the purposes of the
Companies Act 1981 of Bermuda and otherwise in accordance
with the rules and regulations of The Singapore Exchange
Securities Trading Limited, the Directors of the Company be and
are hereby authorised (a) to make purchases or otherwise acquire issued shares in the capital of the Company from time to time
(whether by way of market purchases or off-market purchases on an equal access scheme) of up to ten percent (10%) of the total number of issued shares (excluding treasury shares) in the capital of the Company (as ascertained as at the date of this Annual
General Meeting of the Company) at the price of up to but not exceeding the Maximum Price as defined in the Circular to
Shareholders dated 28 March 2011, and that this mandate shall, unless revoked CONTD
									Mgmt.	For	For
PEOPLE'S FOOD HOLDINGS LTD	China	20-Apr-2011	Annual		G7000R108	CONT
CONTD or varied by the Company in general meeting, continue in force until-the conclusion of the next Annual General Meeting of the Company or the date-by which the next Annual General
Meeting of the Company is required by law to-be held, whichever is earlier; and (b) to complete and do all such acts and-things
(including executing such documents as may be required) as they may-consider expedient or necessary to give effect to the
transactions-contemplated by this Resolution
									Non-Voting
REDECARD SA, SAO PAULO	Brazil	20-Apr-2011	EGM		P79941103	1	To decide regarding the amendment of the Redecard Stock Option plan		Mgmt.	For	Against
REDECARD SA, SAO PAULO	Brazil	20-Apr-2011	Annual		P79941103	1	To examine, discuss and vote upon the board of directors annual report, the financial statements and independent auditors and finance committee report relating to fiscal year ending December 31,2010		Mgmt.	For	For
REDECARD SA, SAO PAULO	Brazil	20-Apr-2011	Annual		P79941103	2	To decide regarding the proposal for the allocation of the net profit from the fiscal		Mgmt.	For	For
REDECARD SA, SAO PAULO	Brazil	20-Apr-2011	Annual		P79941103	3	To set the global remuneration of the board of directors, the independent auditors and directors		Mgmt.	For	Against
BANCO LATINOAMERICANO DE COMERCIO EXT.	Panama	20-Apr-2011	Annual		P16994132	01	TO APPROVE THE BANK'S AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2010 (PROPOSAL 1)		Mgmt.	For	For
BANCO LATINOAMERICANO DE COMERCIO EXT.	Panama	20-Apr-2011	Annual		P16994132	02	TO APPOINT DELOITTE AS THE BANK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011 (PROPOSAL 2)		Mgmt.	For	For
BANCO LATINOAMERICANO DE COMERCIO EXT.	Panama	20-Apr-2011	Annual		P16994132	03	DIRECTOR		Mgmt.
BANCO LATINOAMERICANO DE COMERCIO EXT.	Panama	20-Apr-2011	Annual		P16994132		1			For	For
BANCO LATINOAMERICANO DE COMERCIO EXT.	Panama	20-Apr-2011	Annual		P16994132	04	PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO EXECUTIVE COMPENSATION (PROPOSAL 4)		Mgmt.	For	For
BANCO LATINOAMERICANO DE COMERCIO EXT.	Panama	20-Apr-2011	Annual		P16994132	05	EXECUTIVE COMPENSATION FREQUENCY SHAREHOLDER VOTE (PROPOSAL 5)		Mgmt.	1 Year	1 Year
BANCO SANTANDER BRASIL S.A.	Brazil	26-Apr-2011	Annual		05967A107	OA
TO TAKE THE MANAGEMENT ACCOUNTS, EXAMINING,
DISCUSSING AND VOTING THE COMPANY'S FINANCIAL
STATEMENTS RELATED TO THE FISCAL YEAR ENDED ON
DECEMBER 31, 2010, TOGETHER WITH THE MANAGEMENT
REPORT, THE BALANCE SHEET, OTHER PARTS OF THE
FINANCIAL STATEMENTS, EXTERNAL AUDITORS' OPINION
AND THE AUDIT COMMITTEE REPORT
									Mgmt.	For	For
BANCO SANTANDER BRASIL S.A.	Brazil	26-Apr-2011	Annual		05967A107	OB	TO DECIDE ON THE DESTINATION OF THE NET PROFIT OF THE FISCAL YEAR OF 2010 AND THE DISTRIBUTION OF DIVIDENDS		Mgmt.	For	For
BANCO SANTANDER BRASIL S.A.	Brazil	26-Apr-2011	Annual		05967A107	OC	TO ELECT THE ACTUAL MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY FOR A NEW TERM OF OFFICE		Mgmt.	For	For
BANCO SANTANDER BRASIL S.A.	Brazil	26-Apr-2011	Annual		05967A107	OD	TO FIX THE ANNUAL OVERALL CONSIDERATION OF THE COMPANY'S MANAGEMENT AND MEMBERS OF AUDIT COMMITTEE		Mgmt.	For	Against
BANCO SANTANDER BRASIL S.A.	Brazil	26-Apr-2011	Annual		05967A107	E1
TO DECIDE ON THE AMENDMENT OF TERM OF PAYMENT
OF DIVIDENDS AND INTEREST ON CAPITAL RELATED
SPECIFICALLY TO THE YEAR OF 2011, TO NOT MORE THAN
180 DAYS COUNTED FROM ITS DECLARATION BY THE
COMPANY'S BOARD OF DIRECTORS AND IN ANY
CIRCUMSTANCES WITHIN THIS FISCAL YEAR, ALL AS MORE
FULLY DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	E1
RESOLVE THE PROPOSAL OF BOARD TO (I) INCREASE
NUMBER OF MEMBERS OF BOARD FROM 11 TO 13, &
THEREFORE, TO AMEND BYLAWS; (II) INCREASE FROM 7 TO
9 THE NUMBER OF AFFIRMATIVE VOTES OF BOARD
NECESSARY TO REMOVE OFFICERS FROM OFFICE, &
THEREFORE ADJUSTING ARTICLE 33 OF BYLAWS; (III)
AMEND FROM 4 TO 5 THE MAXIMUM NUMBER OF MEMBERS
OF BOARD COMMITTEES, & THEREFORE AMENDING
BYLAWS
									Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	O1	TO TAKE THE MANAGEMENT'S REPORT, EXAMINE, DISCUSS AND VOTE THE FINANCIAL STATEMENTS OF THE FISCAL YEAR ENDED IN DECEMBER 31ST, 2010		Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	O2	TO RESOLVE ON THE ALLOCATION OF THE NET INCOME OF THE FISCAL YEAR ENDED IN DECEMBER 31ST, 2010 AND THE DISTRIBUTION OF DIVIDENDS		Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	O3	TO ELECT THE MEMBERS OF THE BOARD OF DIRECTORS		Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	O4	TO ELECT THE MEMBERS OF THE AUDIT COMMITTEE		Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	O5	THE SETTING-UP OF THE OFFICERS AND MEMBERS OF THE COMMITTEES OF THE BOARD OF DIRECTORS GLOBAL ANNUAL COMPENSATION		Mgmt.	For	For
EMBRAER S A	Brazil	26-Apr-2011	Annual		29082A107	O6	THE SETTING-UP OF THE AUDIT COMMITTEE GLOBAL ANNUAL COMPENSATION		Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	I
To receive the administrators accounts, to examine, discuss and vote on the administrations report, the financial statements and the accounting statements accompanied by the independent
auditors report regarding the fiscal year ending on December 31,
2010
									Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	II	To deliberate on the distribution of the fiscal years net profits and distribution of dividends		Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	III	To elect members of the finance committee		Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	IV	To set the members of finance committee remuneration		Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	V	To elect the members of the Board of Directors		Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	27-Apr-2011	Annual		P11427112	VI	To set the directors remuneration		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	1	Opening		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	2	Elections of the gm bodies		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	3
Report by the board of directors on business activities of the company and situation of its assets as a part of the annual report of the company for the year 2010, a summary explanatory report concerning certain matters set out in the company 2010 annual report
									Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	4	Information on the results of inspection activities of the company supervisory board, including information on review of the report on relations among interconnected entities		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	5	Approval of the company financial statements for the year 2010		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	6
Resolution on distribution of the company profit for 2010 and retained company profit from previous years and, as the case, may be, other available funds of the company and determination of royalties for year 2010
									Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	7	Resolution on an amendment to the company articles of association		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	8	Determination of an auditor to carry out mandatory audits of the company financial statements 2010		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	9	Recall of members of the supervisory board except for those elected by the company employees in accordance with section 200 of the commercial code		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	10	Election of the company supervisory members		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	11	Approval of agreements on performance of the office of the company supervisory board members		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	12	Recall of members of the audit committee		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	13	Election of members of the audit committee		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	14	Approval of agreements on performance of the office of the audit committee members		Mgmt.	For	For
TELEFONICA O2 CZECH REP A S	Czech Republic	28-Apr-2011	Ordinary		X89734101	15	Conclusion		Mgmt.	For	For
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	1	Examination, discussion and voting on the annual report from the management, balance sheet and other financial statements for the 2010 fiscal year		Mgmt.	For	For
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	2.A
Resolution regarding the proposal from the executive committee for the allocation of the net profit verified in the 2010 fiscal year, in the amount of BRL 987,807,577.24, including payment of profit or results sharing, and the consequent distribution of income in the amount of BRL 281.5 million, in the following manner: dividends, in the gross amount of BRL 81,460,210.95, to be distributed as follows BRL 0.28328 per common share, BRL 1.04782 per
preferred class a share, and BRL 0.31167 per preferred class B share, and
									Mgmt.	For	Against
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	2.B
Resolution regarding the proposal from the executive committee for the allocation of the net profit verified in the 2010 fiscal year, in the amount of BRL 987,807,577.24, including payment of profit or results sharing, and the consequent distribution of income in the amount of BRL 281.5 million, in the following manner: interest on shareholder equity instead of dividends, in the gross amount of
BRL 200 million, of which BRL 85 million have already been
declared and paid in advance on September 20, 2010, and the
remaining BRL 115 million should be distributed as follows BRL
0.40037 per common share, BRL 1.15087 per preferred class a
share, and BRL 0.44049 per preferred class B share
									Mgmt.	For	Against
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	3
Adaptation of the main part of article 4, in accordance with the prerogative provided for in paragraph 1 of article 7, both from the corporate bylaws of the company, as a result of the conversion of the preferred class a shares and preferred class B shares, at the request of shareholders
									Mgmt.	For	For
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	4	Election of the members of the board of directors because of the term in office note: under the terms of the applicable legislation, cumulative voting can be adopted for this item		Mgmt.	For	For
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	5	Election of the members of the finance committee because of the end of the term in office		Mgmt.	For	For
COMPANHIA PARANAENSE DE ENERGIA - COPEL, CURITIBA	Brazil	28-Apr-2011	Annual		P30557105	6	Establishment of the remuneration of the members of the board of directors and finance committee		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	1	Appointment of two (2) shareholders to approve and sign the minutes		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	2
Consideration of the documentation set forth in Section 234, subparagraph 1 of Law No. 19,550 and the Rules of the Comision
Nacional de Valores (CNV) [Argentine Securities Commission]
and the Buenos Aires Stock Exchange for fiscal year No. 12
ended December 31, 2010
									Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	3	Consideration of the performance of the Board of Directors for fiscal year No. 12 ended December 31, 2010		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	4	Consideration of the remuneration of the Board of Directors for fiscal year No. 12 ended December 31, 2010		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	5	Consideration of the performance of the members of the Supervisory Committee for fiscal year No. 12 ended December 31, 2010		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	6	Consideration of the remuneration of the members of the Supervisory Committee for fiscal year No. 12 ended December 31, 2010		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	7	Use of Results - Distribution of Dividends		Mgmt.	For	Against
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	8	Election of Board of Director's members and alternate members for fiscal year No. 13		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	9	Election of Supervisory Committee's members and alternate members for fiscal year No. 13		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	10	Approval of the Audit Committee's annual budget for fiscal year No. 13		Mgmt.	For	For
GRUPO CLARIN SA, BUENOS AIRES	Argentina	28-Apr-2011	Annual		40052A209	11	Designation of an External Auditor for fiscal year No. 13		Mgmt.	For	For
COMPANHIA DE SANEAMENTO BASICO DO ESTADO	Brazil	28-Apr-2011	Special		20441A102	A1
ANALYZE THE MANAGEMENT'S ACCOUNTS AND FINANCIAL
STATEMENTS SUPPORTED BY THE FISCAL COUNCIL'S AND
EXTERNAL AUDITOR'S REPORTS RELATED TO THE FISCAL
YEAR OF 2010, IN CONFORMITY WITH THE MANAGEMENT
REPORT, BALANCE SHEET AND THE CORRESPONDING
NOTES TO THE FINANCIAL STATEMENTS.
									Mgmt.	For	For
COMPANHIA DE SANEAMENTO BASICO DO ESTADO	Brazil	28-Apr-2011	Special		20441A102	A2	RESOLVE ON THE ALLOCATION OF NET INCOME FOR THE 2010 FISCAL YEAR.		Mgmt.	For	For
COMPANHIA DE SANEAMENTO BASICO DO ESTADO	Brazil	28-Apr-2011	Special		20441A102	A3	CHANGE THE NEWSPAPER, FROM FOLHA DE SAO PAULO TO VALOR ECONOMICO, ON WHICH SABESP'S FINANCIAL STATEMENTS AND CORPORATE ACTS ARE PUBLISHED.		Mgmt.	For	For
COMPANHIA DE SANEAMENTO BASICO DO ESTADO	Brazil	28-Apr-2011	Special		20441A102	A4	ELECT THE MEMBERS OF THE BOARD OF DIRECTORS AND THE SITTING AND DEPUTY MEMBERS OF THE FISCAL COUNCIL, AND FIX THE COMPENSATION.		Mgmt.	For	Against
COMPANHIA DE SANEAMENTO BASICO DO ESTADO	Brazil	28-Apr-2011	Special		20441A102	E1
AMENDMENT TO THE BYLAWS TO ALTER ARTICLE 15,
INCLUSION OF CHAPTER XIII - COMMITTEE OF
REGULATORY AFFAIRS AND ARTICLE 38, INCLUSION OF
ARTICLE 39, RENUMBERING OF CHAPTER XIV ARTICLE 40,
CHAPTER XV ARTICLES 41, 42, 43, 44, 45, CHAPTER XVI
ARTICLE 46, CHAPTER XVII ARTICLES 47, 48, AND
INCLUSION OF ARTICLES 49 AND 50, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
PETROLEO BRASILEIRO S.A. - PETROBRAS	Brazil	28-Apr-2011	Annual		71654V101	O4	ELECTION OF MEMBERS TO THE BOARD OF DIRECTORS		Mgmt.	For	Against
PETROLEO BRASILEIRO S.A. - PETROBRAS	Brazil	28-Apr-2011	Annual		71654V101	O6	ELECTION OF MEMBERS TO THE FISCAL BOARD AND THEIR RESPECTIVE SUBSTITUTES		Mgmt.	For	For
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	I
Presentation of the reports that are referred to in Article 28, Part
IV, of the securities market law and Article 19, Part IV, of the corporate bylaws, for the fiscal year that ended on december 31,
2010, including the financial statements of Gruma, S.A.B. De C.V.
for the period running from January 1 to december 31, 2010, for their discussion and, if deemed appropriate, approval
									Mgmt.	For	For
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	II	Reading of the report regarding the fulfillment of the fiscal obligations referred to in Article 86, Part XX, of the income tax law		Mgmt.	For	For
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	III	Proposal and, if deemed appropriate, allocation of the results from the period mentioned in item I above		Mgmt.	For	For
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	IV
Proposal to establish the maximum amount of funds that can be allocated to the purchase of shares of the company and report regarding the operations carried out with shares of the company in the 2010 fiscal year
									Mgmt.	For	For
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	V
Ratification of the appointment of provisional members of the board of directors and of the appointment of the provisional chairperson of the audit and corporate practices committees of the company effectuated by the board of directors
									Mgmt.	For	Against
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	VI
Election of the members of the board of directors and secretary, both full and alternate, classification of the independence of the members of said corporate body who have been proposed as
being independent members and determination of their
compensation
									Mgmt.	For	Against
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	VII	Election of the chairpersons of the audit and corporate practices committees of the company		Mgmt.	For	Against
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	VIII	Designation of special delegates who will carry out and formalize the resolutions passed by the meeting		Mgmt.	For	For
GRUMA SAB DE C V	Mexico	29-Apr-2011	Annual		P4948K121	IX	Preparation, reading and, if deemed appropriate, approval of the meeting minutes		Mgmt.	For	For
INPAR S A	Brazil	29-Apr-2011	Annual		P5627A102	I	To examine, discuss and approve the financial statements relating to the fiscal year that ended on December 31, 2010		Mgmt.	For	For
INPAR S A	Brazil	29-Apr-2011	Annual		P5627A102	II	Destination of the year end results of 2010 and the distribution of dividends		Mgmt.	For	For
INPAR S A	Brazil	29-Apr-2011	Annual		P5627A102	III	To set the directors and finance committees remuneration		Mgmt.	For	Against
INPAR S A	Brazil	29-Apr-2011	Annual		P5627A102	IV	To elect the members of the board of directors and to elect the members of the finance committee		Mgmt.	For	Against
INPAR S A	Brazil	29-Apr-2011	Annual		P5627A102	V	To appoint the chairperson and the vice chairperson of the board of directors, subject to the approval of the amendment of the corporate bylaws referred to in item II EGM		Mgmt.	For	Against
INPAR S A	Brazil	29-Apr-2011	EGM		P5627A102	I	To amend the corporate bylaws of the company to change the corporate name of the company to Viver Incorporadora E Construtora S.A.		Mgmt.	For	For
INPAR S A	Brazil	29-Apr-2011	EGM		P5627A102	II	To amend the corporate bylaws of the company attribute to the general meeting of shareholders the authority for the election of the chairperson and vice chairperson of the board of directors		Mgmt.	For	For
INPAR S A	Brazil	29-Apr-2011	EGM		P5627A102	III	To amend the corporate bylaws of the company to change the composition of the executive committee and reorganize its authority		Mgmt.	For	For
INPAR S A	Brazil	29-Apr-2011	EGM		P5627A102	IV	To amend the corporate bylaws of the company to make the functioning of the finance committee permanent		Mgmt.	For	For
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	I
Presentation and, as the case may be, approval of the reports referred to in article 28, fraction iv of the Securities Market Law, including the presentation of the company's financial statements corresponding to the fiscal year ended on December 31, 2010, and resolutions on the performance of the company's board of directors, committees and general director
									Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	II	Presentation of the report on the compliance with the company's fiscal obligations, in compliance with the applicable legal provisions		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	III	Resolution on the allocation of profits for the fiscal year ended on December 31, 2010		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	IV.I	Resolution on: the amount that may be used for the purchase of own shares in terms of the provisions set forth in article 56, fraction iv of the Securities Market Law		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	IV.II	Resolution on: presentation of the report on the policies and agreements adopted by the company's board of directors, in connection with the purchase and sale of such shares		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	V	Appointment and/or ratification, as the case may be, of the individuals that will comprise the board of directors, the secretary and officers		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	VI	Appointment and/or ratification, as the case may be, of the individuals that will comprise the executive committee		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	VII	Appointment and/or ratification, as the case may be, of the chairman of the audit and corporate practices committee		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	VIII	Compensation to the members of the board of directors, of the executive committee and of the audit and corporate practices committee, as well as the secretary		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	Ordinary		P4987V137	IX	Designation of delegates to comply with and formalize the resolutions adopted by this meeting		Mgmt.	For	Abstain
GRUPO TELEVISA SA	Mexico	29-Apr-2011	EGM		P4987V137	1
Analysis and, as the case may be, approval of the company's
financial statements as of March 31, 2011, including the relevant balance that will serve as basis in order to carry out the
company's merger
									Mgmt.	For	Abstain
COMPANHIA ENERGETICA DO CEARA-COELCE, FORTALEZA, C	Brazil	29-Apr-2011	Annual		P3056A107	1	To examine, discuss and vote upon the Board of Directors' annual report, the-financial statements and independent Auditor's report relating to fiscal year-ending December 31, 2010		Non-Voting
COMPANHIA ENERGETICA DO CEARA-COELCE, FORTALEZA, C	Brazil	29-Apr-2011	Annual		P3056A107	2	Destination of the year end results of 2010 and the distribution of dividends		Non-Voting
COMPANHIA ENERGETICA DO CEARA-COELCE, FORTALEZA, C	Brazil	29-Apr-2011	Annual		P3056A107	3	To set the global remuneration of the Company Director's for the 2011		Non-Voting
COMPANHIA ENERGETICA DO CEARA-COELCE, FORTALEZA, C	Brazil	29-Apr-2011	Annual		P3056A107	4	Election of the members of the finance committee, and their respective substitutes and set their remuneration		Mgmt.	For	Abstain
GRUPO TELEVISA, S.A.B.	Mexico	29-Apr-2011	Annual		40049J206	I
APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF
THE MEMBERS OF THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT TO ARTICLES
TWENTY SIXTH, TWENTY SEVENTH AND OTHER
APPLICABLE ARTICLES OF THE CORPORATE BY-LAWS.
									Mgmt.	For	Abstain
GRUPO TELEVISA, S.A.B.	Mexico	29-Apr-2011	Annual		40049J206	II	APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING.		Mgmt.	For	For
MARFRIG ALIMENTOS SA	Brazil	30-Apr-2011	Annual		P64389102	1	To take knowledge of the directors accounts, to examine, discuss and approve the company's consolidated financial statements relating to fiscal year ending December 31, 2010		Mgmt.	For	For
MARFRIG ALIMENTOS SA	Brazil	30-Apr-2011	Annual		P64389102	2	To decide on the allocation of the net profits from the fiscal year ending December 31, 2010		Mgmt.	For	For
MARFRIG ALIMENTOS SA	Brazil	30-Apr-2011	Annual		P64389102	3	To elect the members of the board of directors		Mgmt.	For	For
MARFRIG ALIMENTOS SA	Brazil	30-Apr-2011	Annual		P64389102	4	To elect the members of the finance committee		Mgmt.	For	For
MARFRIG ALIMENTOS SA	Brazil	30-Apr-2011	Annual		P64389102	5	To set the total annual remuneration for the members of the board of directors elected, for the executive committee, and for the members of the finance committee		Mgmt.	For	Against
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	1	Re-appointment of accountant auditors until the next AGM		Mgmt.	For	For
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	2	Discussion of the auditors' fees in 2010		Mgmt.	For	For
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	3	Discussion of the financial statements and directors' report for the year 2010		Mgmt.	For	For
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	4
Re-election of the officiating directors: I. Ben Dov, E. Gissin, S.
Ness, Y. Shachar and A. Zeldman and approval of the payment to them of annual remuneration and meeting attendance fees and
approval of insurance cover as in resolutions 5 below
									Mgmt.	For	For
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	5
Extension of insurance cover to 6 months until the end of 2011 without change except for a pct 5 reduction in the proportionate premium for the extra period, approval of the purchase of
insurance cover during a period of up to 3 more years without additional general meeting for a premium not to exceed USD
750,000 a year
									Mgmt.	For	For
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	6	Approval and ratification of the indemnity undertaking issue to the director A. Zeldman in the same text as continues in force in respect of the other officiating directors		Mgmt.	For	For
PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN	Israel	05-May-2011	Ordinary		M78465107	7
Approval of a framework agreement for the purchase from a
company owned by the controlling shareholder of Samsung
handsets and repair services on market terms, in an aggregate amount of up to USD 550 million a year
									Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	1
Presentation of the approved annual financial statements, the management report and the corporate governance report of the
Management Board as well as the report of the Supervisory Board for the financial year 2010, and presentation of the group financial statements and the group management for the financial year 2010
									Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	2	Resolution on the appropriation of the profit		Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	3	Grant of discharge to the members of a. the Management Board and b. the Supervisory Board with regard to financial year 2010		Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	4	Resolution on the remuneration of the members of the Supervisory Board		Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	5
Appointment of an additional auditor and group auditor for the audit of the annual financial statements and the management
report as well as the group financial statements and the group management report for the financial year 2012
									Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	6	Approval of the acquisition of own shares for the purpose of securities trading		Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	7
Authorisation for the acquisition of own shares for no designated purpose subject to the exclusion of trading in own shares as purpose of the acquisition, and authorisation to divest acquired shares as consideration for the acquisition or the financing of the acquisition of companies, businesses, business divisions or
holdings in one or more corporations domestically or abroad, hence by other means than via the stock exchange or a public offering and by analogous application of the provisions regarding the exclusion of subscription rights of the shareholders
									Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	8
Approval of the acquisition of own participation certificates for the purpose of securities trading, and the authorisation to divest acquired participation certificates by other means than via the stock exchange or a public offering and by analogous application of the provisions regarding the exclusion of subscription rights of the shareholders
									Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	9
Authorisation for the acquisition of own participation certificates for no designate purpose subject to the exclusion of trading in own participation certificates as purpose of the acquisition, and the authorisation to divest acquired participation certificates by other means than via the stock exchange or a public offering and by analogous application of the provisions regarding the exclusion of subscription rights of the shareholders
									Mgmt.	For	For
ERSTE GROUP BANK AG, WIEN	Austria	12-May-2011	Annual		A19494102	10	Resolution on amendments of the articles of association		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	1	To consider and approve the Report of the Board of Directors of the Company for the year 2010		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	2	To consider and approve the Report of the Supervisory Committee of the Company for the year 2010		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	3	To consider and approve the Audited Financial Statements of the Company for the year 2010		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	4	To consider and approve the declaration and payment of the final dividends for the year ended 31 December 2010 in the amount and in the manner recommended by the Board of Directors		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	5	To consider and approve the authorisation of the Board of Directors to determine the distribution of interim dividends for the year 2011		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	6
To consider and approve the continuation of appointment of
PricewaterhouseCoopers, Certified Public Accountants, as the
international auditors of the Company and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
Certified Public Accountants, as the domestic auditors of the
Company, for the year 2011 and to authorise the Board of
Directors to fix their remuneration
									Mgmt.	For	Abstain
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.A	To consider and approve the election of Mr Jiang Jiemin as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.B	To consider and approve the election of Mr Zhou Jiping as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.C	To consider and approve the election of Mr Wang Yilin as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.D	To consider and approve the election of Mr Li Xinhua as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.E	To consider and approve the election of Mr Liao Yongyuan as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.F	To consider and approve the election of Mr Wang Guoliang as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.G	To consider and approve the election of Mr Wang Dongjin as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.H	To consider and approve the election of Mr Yu Baocai as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.I	To consider and approve the election of Mr Ran Xinquan as Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.J	To consider and approve the election of Mr Liu Hongru as independent Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.K	To consider and approve the election of Mr Franco Bernabe as independent Director of the Company		Mgmt.	For	Against
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.L	To consider and approve the election of Mr Li Yongwu as independent Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.M	To consider and approve the election of Mr Cui Junhui as independent Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	7.N	To consider and approve the election of Mr Chen Zhiwu as independent Director of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	8.A	To consider and approve the election of Mr Chen Ming as Supervisor of the Company		Mgmt.	For	Against
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	8.B	To consider and approve the election of Mr Guo Jinping as Supervisor of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	8.C	To consider and approve the election of Mr Wen Qingshan as Supervisor of the Company		Mgmt.	For	Against
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	8.D	To consider and approve the election of Mr Sun Xianfeng as Supervisor of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	8.E	To consider and approve the election of Mr Li Yuan as independent Supervisor of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	8.F	To consider and approve the election of Mr Wang Daocheng as independent Supervisor of the Company		Mgmt.	For	For
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	9
To consider and approve, by way of special resolution, to grant a general mandate to the Board of Directors to separately or
concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares in the Company not exceeding
20% of each of its existing domestic shares and overseas listed foreign shares of the Company in issue
									Mgmt.	For	Against
PETROCHINA CO LTD	China	18-May-2011	Annual		Y6883Q104	10
To consider and approve, by way of special resolution, to
unconditionally grant a general mandate to determine and handle the issue of debt of financing instruments of the Company in the outstanding balance amount of up to RMB100 billion, upon such terms and conditions to be determined by the Board of Director
									Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	1	To receive and consider the audited financial statements and the Reports of the Directors and Auditors for the year ended 31 December 2010		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	2	To declare a final dividend for the year ended 31 December 2010		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	3.i	To re-elect Xue Taohai as a Director		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	3.ii	To re-elect Huang Wenlin as a Director		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	3.iii	To re-elect Xu Long as a Director; and		Mgmt.	For	Against
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	3.iv	To re-elect Lo Ka Shui as a Director		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	4	To re-appoint Messrs. KPMG as auditors and to authorise the Directors to fix their remuneration		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	5	To give a general mandate to the Directors to repurchase shares in the Company not exceeding 10% of the aggregate nominal amount of the existing issued share capital		Mgmt.	For	For
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	6	To give a general mandate to the Directors to issue, allot and deal with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital		Mgmt.	For	Against
CHINA MOBILE LTD	Hong Kong	19-May-2011	Annual		Y14965100	7	To extend the general mandate granted to the Directors to issue, allot and deal with shares by the number of shares repurchased		Mgmt.	For	Against
TELE NORTE LESTE PARTICIPACOES S A	Brazil	23-May-2011	EGM		P9036X117	I	Issuance by the company of unsecured, simple debentures, not convertible into shares, in a single series, in the amount of up to BRL 1,500,000,000.00		Mgmt.	For	For
TELE NORTE LESTE PARTICIPACOES S A	Brazil	23-May-2011	EGM		P9036X117	II
Delegation of authority to the board of directors to resolve regarding or to amend the conditions that are dealt with in the second part of paragraph 1 of article 59 of law number 6404.1976, as amended
									Mgmt.	For	For
TELE NORTE LESTE PARTICIPACOES S A	Brazil	23-May-2011	EGM		P9036X117	III	Authorization for the executive committee of the company to take all the measures necessary for the issuance of the debentures		Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	1
To consider and approve the Consolidated Audited Financial
Statements of the Company, the Report of the Board of Directors
of the Company, the Report of the Supervisory Committee of the
Company, the Report of the Final Accounts of the Company and
the Report of the International Auditor, for the year ended 31
December 2010
									Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	2	To consider and approve the profit distribution proposal of the Company and the relevant declaration and payment of a final dividend for the year ended 31 December 2010		Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	3	To consider and approve the annual remuneration proposal for the Company's directors and supervisors for the year ending 31 December 2011		Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	4
To consider and approve the re-appointment of Ernst & Young
Hua Ming as the Company's domestic auditor for the year ending
31 December 2011 and Ernst & Young as the Company's
international auditor for the year ending 31 December 2011 and the granting of the authorisation to the Board of Directors of the
Company to determine their remuneration
									Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	5
To consider and approve the re-election of Ms. Zhao Suhua ("Ms.
Zhao") (Details of Ms. Zhao are disclosed in Note (H)) as a non-
executive director of the Company with a term commencing from the date for convening the annual general meeting for 2010 to the date for convening the annual general meeting for the year ending
31 December 2013
									Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	6
To consider and approve the re-election of Ms. Wang Xiaoyun
("Ms. Wang") (Details of Ms. Wang are disclosed in Note (I)) as a non-executive director of the Company with a term commencing from the date for convening the annual general meeting for 2010 to the date for convening the annual general meeting for the year ending 31 December 2013
									Mgmt.	For	Against
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	7	To consider and approve other business, if any		Mgmt.	For	Against
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	8
That: (1) there be granted to the Board of Directors of the
Company, an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, whether
Domestic Shares or H Shares, separately or at the same time, or make or grant offers, agreements or options, subject to the
following conditions: (a) such mandate shall not extend beyond the Relevant Period save that the Board of Directors of the
Company may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (b) the aggregate nominal amount of shares, whether Domestic Shares or H Shares, allotted, issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with by the Board of Directors CONTD
									Mgmt.	For	Against
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD of the Company pursuant to such mandate, shall not
exceed: (i) in the-case of Domestic Shares, 20 per cent of the aggregate nominal amount of-Domestic Shares of the Company in issue; and (ii) in the case of H Shares, 20-per cent of the
aggregate nominal amount of H Shares of the Company in issue,-
in each case as of the date of this Resolution; and (c) the Board of-Directors of the Company shall only exercise its power under such mandate in-accordance with the Company Law of the PRC
and The Rules Governing the-Listing of Securities on The Stock
Exchange of Hong Kong Limited (as the same-may be amended
from time to time) and only if all necessary approvals (if-required)
from the China Securities Regulatory Commission and/or other-
relevant PRC governmental authorities are obtained; and (2)
contingent on the-CONTD
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD Board of Directors of the Company resolving to issue
shares pursuant to-sub-paragraph (1) of this Resolution, the
Board of Directors of the Company-be authorised to: (a) approve, execute and do or procure to be executed and-done, all such
documents, deeds and things as it may consider necessary in-
connection with the issue of such new shares including (without limitation-to): (i) determine the class and number of shares to be issued; (ii)-determine the issue price of the new shares; (iii)
determine the opening and-closing dates of the new issue; (iv)
determine the use of proceeds of the new-issue; (v) determine the class and number of new shares (if any) to be issued-to the
existing shareholders; (vi) make or grant such offers, agreements and-options as may be necessary in the exercise of such powers;
and CONTD
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD (vii) in the case of an offer or allotment of shares to the-
shareholders of the Company, exclude shareholders who are
resident outside-the PRC or the Hong Kong Special Administrative
Region of the PRC ("Hong-Kong") on account of prohibitions or requirements under overseas laws or-regulations or for some
other reason(s) which the Board of Directors of the-Company
considers necessary or expedient; (b) increase the registered capital-of the Company in accordance with the actual increase of capital by issuing-shares pursuant to sub-paragraph (1) of this
Resolution, register the-increased capital with the relevant authorities in the PRC and make such-amendments to the Articles of Association of the Company as it thinks fit so-as to reflect the increase in the registered capital of the Company; and (c)-make all CONTD
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD necessary filings and registrations with the PRC, Hong
Kong and/or-other relevant authorities, and take any other
required actions and complete-any other procedures as required.
For the purposes of this Resolution:-"Domestic Shares" means domestic invested shares in the share capital of the-Company, with a par value of RMB1.00 each, which are subscribed for and paid-up in Renminbi by PRC investors; "H Shares" means the
overseas listed foreign-invested shares in the share capital of the
Company, with a par value of-RMB1.00 each,and which are
subscribed for and traded in Hong Kong dollars;-and "Relevant
Period" means the period from the passing of this Resolution-until the earliest of: (a) the conclusion of the next annual general meeting-of the Company following the passing of this Resolution;
or (b) the CONTD
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD expiration of the 12-month period following the passing of this-Resolution; or (c) the date on which the authority set out in this Resolution-is revoked or varied by a special resolution of the shareholders of the-Company in a general meeting
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	9
That: (1) Depending on the bond market conditions in China, the
Company be authorised to issue the medium-term notes pursuant to the following principal terms: Issuer: the Company Place of issue: China Issue size: an aggregate principal amount of no more than RMB3.0 billion and will be issued in one or more batches according to the actual funding needs Term: 7 years from the date of issue Rate: to be determined with the underwriter upon issue after taking into consideration of the prevailing market conditions and subject to approval by the relevant regulatory authorities in
China (if required) Target investors: all financial market
institutional investors in China Use of proceeds: include but not limited to replenish the working capital of the Company and its subsidiaries and finance other funding needs CONTD
									Mgmt.	For	For
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD Precedent conditions to the issue: (i) shareholders'
approval at the-general meeting of the Company by way of special resolution to approve the-issue of medium-term notes; and (ii)
National Association of Financial Market-Institutional Investors
acceptance of the application for registration of-medium-term notes of the Company or completion of relevant procedures-
required by the PRC Laws. (2) the committee comprising of any two executive-Directors of the Company be authorised generally and unconditionally to deal-with all matters relating to the proposed issue of medium-term notes,-including but not limited to the following: (i) to determine the details of-the issue of medium-
term notes and formulate and adopt specific plans for the-issue of medium-term notes, including but not limited to issue size of no-
CONTD
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD more than RMB3.0 billion, batch issue of medium-term
notes, amount and-term of each batch, repayment term and
method for principal and interests,-rate of medium-term notes or its pricing mechanism, provision of guarantee,-specific
arrangements based on the actual use of the above proceeds and use-of proceeds and selection of qualified professional parties to participate in-the issue of medium-term notes; (ii) to engage in all negotiations in-connection with the issue of medium-term notes, sign on behalf of the Company-and execute all the relevant
agreements and other documents, and comply with-information
disclosure procedures in accordance with the requirements of the-
regulatory authorities and the Listing Rules (if necessary); (iii) to apply-for approval from the relevant regulatory authorities for the issue CONTD
									Non-Voting
WEIQIAO TEXTILE CO LTD	China	24-May-2011	Annual		Y95343102	CONT
CONTD of medium-term notes, and make adjustment as
appropriate regarding the-specific issue plans and terms of
medium-term notes based on the advice given-by the relevant
regulatory authorities (if any); and (iv) to take all-necessary actions that are in the interest of the Company, and make
decision-and arrangements in connection with all matters relating to the issue of-medium-term notes. the committee comprising of any two executive Directors of-the Company be authorised to deal with the above matters for a period of 24-months from the date on which the relevant resolutions are considered and-approved at the annual general meeting
									Non-Voting
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	1	To consider and approve the report of the board of directors of the Company (the "Board") for the year ended 31 December 2010		Mgmt.	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	2	To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2010		Mgmt.	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	3	To consider and approve the audited financial statements and the report of the auditors of the Company for the year ended 31 December 2010		Mgmt.	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	4	To consider and approve the profit distribution plan and the declaration of a final dividend and a special dividend for the year ended 31 December 2010		Mgmt.	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	5
To consider and approve the appointment of Deloitte Touche
Tohmatsu CPA Ltd. as the sole auditor of the Company for the year 2011 undertaking the role of the international auditor as well as the PRC auditor in compliance with the Rules Governing the
Listing of Securities on The Stock Exchange of Hong Kong
Limited and to authorize the Board to fix its remunerations
									Mgmt.	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	6	To consider and approve the remuneration of directors and supervisors of the Company for the year ended 31 December 2010		Mgmt.	For	For
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107	7
To consider and approve: (A) the grant to the Board a general mandate to allot, issue and deal with additional shares in the capital of the Company, whether Domestic Shares or H Shares, subject to the following conditions: (i) that the aggregate nominal amount of shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted, issued or dealt with by the Board pursuant to the general mandate shall not exceed
20% of the issued shares of each class of shares of the Company as at the date of passing of this special resolution; (ii) that the exercise of the general mandate is subject to all governmental and/or regulatory approval(s), if any, under the applicable law
(including but without limitation to the Company Law of the PRC and the Listing Rules); (iii) that the general mandate shall remain valid until the earliest of (a) the conclusion of the next annual general meeting of the Company; or (b) the expiration of the period within which the next annual general meeting of the
Co
									Mgmt.	For	Against
XINHUA WINSHARE PUBLISHING AND MEDIA CO. LTD.	China	25-May-2011	Annual		Y7932F107
varied by a special resolution of the shareholders of the Company in a general meeting; and (B) the authorisation to the Board to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the allotment and issue of any new shares pursuant to the exercise of the general mandate referred to in paragraph (A) of this resolution

SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	1	Opening and election of the presidency of board		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	2	Authorizing the presidency of board to sign the minutes of the meeting		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	3	Discussing the financial statements, reports of board members, auditors and independent audit firm and informing shareholders about donations		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	4	Release of board members and auditors		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	5	Determination on dividend distribution		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	6	Election of auditors and determination on their terms of offices and wages		Mgmt.	For	Against
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	7	Approval of independent audit firm		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	8	Permitting board members as per items 334 and 335 of TCC		Mgmt.	For	For
SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL	Turkey	25-May-2011	Annual		M8272M101	9	Wishes		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	1	To receive and adopt the audited consolidated financial statements of the Company and the reports of the directors and auditors for the year ended 31 December 2010		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	2	To declare a final dividend for the year ended 31 December 2010		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	3ai	To re-elect Mr. Chen Yanthe person as director of the Company		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	3aii	To re-elect Mr. Zheng Fuya person as director of the Company		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	3aiii	To re-elect Mr. Trevor Raymond Strutt person as director of the Company		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	3b	To authorise the board of directors to fix the remuneration of the directors of the Company		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	4	To re-appoint KPMG as auditors of the Company and authorise the board of directors of the Company to fix their remuneration		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	5A	To grant a general mandate to the directors of the Company to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company		Mgmt.	For	Against
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	5B	To grant a general mandate to the directors of the Company to repurchase shares not exceeding 10% of the issued share capital of the Company		Mgmt.	For	For
YINGDE GASES GROUP CO LTD	China	26-May-2011	Annual		G98430104	5C
To extend the authority given to the directors of the Company pursuant to ordinary resolution no. 5(A) to issue shares by adding to the issued share capital of the Company the number of shares repurchased under ordinary resolution No. 5(B)
									Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	1	Adopt annual financial statements		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.1	To elect director: Doug Band		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.2	To elect director: Koosum Kalyan		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.3	To elect director: Yagan Liu		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.4	To elect director: Chris Nissen		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.5	To elect director: Cyril Ramaphosa		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.6	To elect director: Ted Woods		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	2.7	To elect director: Hongli Zhang		Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	3	Reappoint KPMG and PricewaterhouseCoopers as external auditors		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	4	Place unissued ordinary shares under control of directors		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	5	Place unissued preference shares under control of directors		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	6	Give directors general authority to make payment to shareholders		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	7	Endorse the company's remuneration policy		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.1	Approve non-executive director's fees (2011): Standard Bank Group chairman		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.2	Approve non-executive director's fees (2011): Standard Bank Group director		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.3	Approve non-executive director's fees (2011): Standard Bank Group international director		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.4.1	Approve non-executive director's fees (2011): Director's affairs committee: Chairman		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.4.2	Approve non-executive director's fees (2011): Director's affairs committee: Member		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.5.1	Approve non-executive director's fees (2011): Group risk and capital management committee: Chairman		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.5.2	Approve non-executive director's fees (2011): Group risk and capital management committee: Member		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.6.1	Approve non-executive director's fees (2011): Group remuneration committee: Chairman		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.6.2	Approve non-executive director's fees (2011): Group remuneration committee: Member		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.7.1	Approve non-executive director's fees (2011): Group transformation committee: Chairman		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.7.2	Approve non-executive director's fees (2011): Group transformation committee: Member		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.8.1	Approve non-executive director's fees (2011): Group audit committee: Chairman		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.8.2	Approve non-executive director's fees (2011): Group audit committee: Member		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.9	Approve non-executive director's fees (2011): Ad hoc meeting attendance		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	8.10	Approve non-executive director's fees (2011): Consultation fee per hour		Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	9.1	Equity growth scheme: Place shares for the Standard Bank Equity Growth Scheme under control of directors		Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	9.2	Equity growth scheme: Place shares for the Standard Bank Equity Growth Scheme under control of the directors in terms of the Companies Act 2008		Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	10.1	Standard Bank Group Share Incentive Scheme: Place shares for the Group Share Incentive Scheme under control of directors		Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	10.2	Standard Bank Group Share Incentive Scheme: Place shares for the Group Share Incentive Scheme under control of the directors in terms of the Companies Act, 2008		Mgmt.	For	Against
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	11	Give general authority until the next annual general meeting for the company or its subsidiaries to repurchase the company's shares		Mgmt.	For	For
STANDARD BK GROUP LTD	South Africa	26-May-2011	Annual		S80605140	12	Authority to the directors to provide financial assistance to related or inter related companies		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	1	Call to order		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	2	Proof of required notice		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	3	Determination of quorum		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	4	Approval of the minutes of the May 31, 2010 stockholders meeting		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	5	Reports of the chairman and the president		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	6	Approval/ratification of the December 31, 2010 reports and the audited financial statements		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	7	Ratification of the acts of the board, of the executive committee and of management		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.1	Election of director: Mr. Augusto Amleda-Lopez		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.2	Election of director: Mr. Peter D. Garrucho, Jr		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.3	Election of director: Mr. Arthur A. De Guia		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.4	Election of director: Mr. Elpidio L. Ibanez		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.5	Election of director: Mr. Eugenio L. Lopez III		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.6	Election of director: Mr. Federico R. Lopez		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.7	Election of director: Mr. Manuel M. Lopez		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.8	Election of director: Mr. Oscar M. Lopez		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.9	Election of director: Mr. Francis Giles B. Puno		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.10	Election of director: Mr. Ernesto B. Rufino, Jr		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.11	Election of director: Amb. Cesar B. Bautista (independent director)		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.12	Election of director: Mr. Oscar J. Hilado (independent director)		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.13	Election of director: Chief Justice Artemio V. Panganiban (independent director)		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.14	Election of director: Mr Juan B. Santos (independent director)		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	8.15	Election of director: Mr. Washington Z. Sycip (independent director)		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	9	Appointment of external auditors		Mgmt.	For	For
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	10	Other matters		Non-Voting
FIRST PHILIPPINE HOLDINGS CORP FPHC	Philippines	30-May-2011	Annual		Y2558N120	11	Adjournment		Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	31-May-2011	EGM		P11427112	1
Acquisition, by Banco Do Brasil S.A. of 835,855 shares of the
American Financial Institution Eurobank, located in Coral Gables,
Miami Dade County, State of Florida, corresponding to 100
percent of the voting share capital, in light of the provision in part i of article 256 and line b of the sole paragraph of article  247, both from law 6404 of December 15, 1976, from here onwards the
Brazilian Corporate Law
									Mgmt.	For	For
BANCO DO BRASIL S A MEDIUM TERM NTS BOOK ENTRY 14	Brazil	31-May-2011	EGM		P11427112	2	Ratification of the share purchase agreement and of the valuation report of Eurobank, in accordance with the terms of paragraph 1, article 256, of law 6404 of December 15, 1976		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	1	To receive and adopt the Audited Accounts and the Reports of the Directors and Independent Auditors for the year ended 31 December 2010		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	2	To declare a final cash dividend of HK12.00 cents (US1.54 cents) per ordinary share for the year ended 31 December 2010		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	3	To re-appoint Ernst & Young as Auditors of the Company and to authorize the Board to fix their Remuneration		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	4.i
To re-elect Mr. Robert C. Nicholson as an Executive Director of the Company for a fixed term of approximately three years,
commencing on the date of the 2011 AGM and expiring at the
conclusion of the annual general meeting of the Company to be held in the third year following the year of his reelection (being
2014) ("a fixed 3-year term")
									Mgmt.	For	Against
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	4.ii	To re-elect Mr. Benny S. Santoso as a Non-executive Director of the Company for a fixed 3-year term		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	4.iii	To re-elect Mr. Graham L. Pickles as an Independent Non- executive Director of the Company for a fixed 3-year term		Mgmt.	For	Against
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	4.iv	To re-elect Mr. Napoleon L. Nazareno as a Non-executive Director of the Company for a fixed 3-year Term		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	4.v
To re-elect Mr. Tedy Djuhar as a Non-executive Director of the
Company for a fixed term of approximately one year, commencing on the date of the 2011 AGM and expiring at the conclusion of the annual general meeting of the Company to be held one year
following the year of his re-election (being 2012) ("a fixed 1-year term")
									Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	4.vi	To re-elect Mr. Ibrahim Risjad as a Non-executive Director of the Company for a fixed 1-year term		Mgmt.	For	Against
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	5	To elect Dr. Loh Kung Wai, Christine as an Independent Non- executive Director of the Company for a fixed 3-year term		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	6.i	To authorize the Board to fix the remuneration of the Executive Directors pursuant to the Company's Bye-laws		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	6.ii	To authorize the Board to fix the remuneration of the Non- executive Directors (including the Independent Non-executive Directors) at the sum of USD 5,000 for each meeting attended		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	7	To authorize the Board to appoint additional directors as an addition to the Board		Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	8	To grant a general mandate to the Directors to allot, issue and deal with additional shares in the Company not exceeding 10% of the Company's issued share capital, as described in the AGM Notice		Mgmt.	For	Against
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	9
To grant a general mandate to the Directors to exercise all the powers of the Company to repurchase shares in the Company not exceeding 10% of the Company's issued share capital, as
described in the AGM Notice
									Mgmt.	For	For
FIRST PACIFIC CO LTD	Hong Kong	01-Jun-2011	Annual		G34804107	10
To approve the addition of the aggregate nominal amount of
shares repurchased pursuant to Resolution (9) above to the
aggregate nominal amount of share capital which may be allotted pursuant to Resolution (8) above
									Mgmt.	For	Against
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	1	To receive and consider the audited Financial Statements and the Report of the Directors and Independent Auditor's report for the year ended 31 December 2010		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	2	To declare a final dividend of HK 27 cents per share for the year ended 31 December 2010		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.1	To re-elect Mr. Song Lin as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.2	To re-elect Mr. Wang Yu Jun as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.3	To re-electMs. Wang Xiao Bin as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.4	To re-elect Mr. Zhang Shen Wen as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.5	To re-elect Mr. Li She Tang as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.6	To re-elect Mr. Du Wenmin as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.7	To re-elect Mr. Shi Shanbo as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.8	To re-elect Mr. Wei Bin as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.9	To re-elect Dr. Zhang Haipeng as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.10	To re-elect Mr. Chen Ji Min as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.11	To re-elect Mr. Ma Chiu-Cheung, Andrew as Director		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	3.12	To authorise the Board of Directors to fix the remuneration of the Directors		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	4	To re-appoint Deloitte Touche Tohmatsu as Auditors and authorise the Directors to fix their remuneration		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	5	To give a general mandate to the Directors to repurchase shares of the Company (ordinary resolution in item No.5 of the Notice of Annual General Meeting)		Mgmt.	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	6	To give a general mandate to the Directors to issue new shares of the Company (ordinary resolution in item No.6 of the Notice of Annual General Meeting)		Mgmt.	For	Against
CHINA RESOURCES POWER HOLDINGS CO LTD	Hong Kong	08-Jun-2011	Annual		Y1503A100	7	To extend the general mandate to be given to the Directors to issue shares (ordinary resolution in item No.7 of the Notice of Annual General Meeting)		Mgmt.	For	Against
SINOTRANS LTD	China	09-Jun-2011	EGM		Y6145J104	1	To approve the mandate of the proposed issue of debt financing instruments		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Class		Y6145J104	1	To approve a general mandate to repurchase H shares in the capital of the Company		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	1	To review and approve the report of the Board of Directors for the year ended 31 December 2010		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	2	To review and approve the report of the supervisory committee for the year ended 31 December 2010		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	3	To review and consider the audited accounts of the Company and the Auditors' report for the year ended 31 December 2010		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	4	To review and approve the profit distribution proposal and final dividend of the Company of RMB 0.02 per share for the year ended 31 December 2010		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	5	To authorise the Board of Directors of the Company to decide on matters relating to the declaration, payment and recommendation of interim or special dividends for the year 2011		Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	6
To appoint Deloitte Touche Tohmatsu CPA Ltd. and Deloitte
Touche Tohmatsu as the PRC and the international auditors of the
Company respectively for the year 2011, and to authorise the
Board of Directors of the Company to fix their remuneration
									Mgmt.	For	For
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	7	To approve a general mandate to issue shares		Mgmt.	For	Against
SINOTRANS LTD	China	09-Jun-2011	Annual		Y6145J104	8	To approve a general mandate to repurchase H shares in the capital of the Company		Mgmt.	For	For
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	01	ADMINISTRATION REPORT, FINANCIAL STATEMENTS AND FISCAL COUNCIL OPINION, CONCERNING DECEMBER 31, 2010 RESULTS.		Mgmt.	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	02	DESTINATION OF NET PROFIT OF THE YEAR AND DISTRIBUTION OF SHAREHOLDER REMUNERATION.		Mgmt.	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	03	ELECTION OF BOARD OF DIRECTORS, INCLUDING THE CHAIRMAN.		Mgmt.	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	04	ELECTION OF FISCAL COUNCIL MEMBERS AND THEIR RESPECTIVE SUBSTITUTES.		Mgmt.	For	Against
ELETROBRAS: C.E.B. S.A.	Brazil	16-Jun-2011	Annual		15234Q207	05	REMUNERATION OF BOARD OF DIRECTORS, FISCAL COUNCIL AND EXECUTIVE BOARD OF DIRECTORS.		Mgmt.	For	Against
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105	01	TO RECEIVE AND ADOPT THE AUDITED FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS' REPORT FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2010.		Mgmt.	For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105	02
TO APPROVE AN INCREASE IN THE LIMIT OF THE
DIRECTORS' FEES AS SET OUT IN BYE-LAW 10(11) OF THE
BYE-LAWS OF THE COMPANY FROM US$250,000 TO
US$625,205 FOR THE FINANCIAL YEAR 2010 (DIRECTORS'
FEES PAID FOR FY 2009: US$510,959).
									Mgmt.	For	Against
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105	03	DIRECTOR		Mgmt.
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		1			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		2			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		3			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		4			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		5			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		6			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		7			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105		8			For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105	04
TO RE-ELECT MR YUEN KIN PHENG, APPOINTED A
DIRECTOR ON MAY 20, 2011 AND RETIRING PURSUANT TO
BYE-LAW 4(3) OF THE BYE-LAWS OF THE COMPANY, TO
HOLD OFFICE UNTIL THE NEXT ANNUAL GENERAL MEETING
OF THE COMPANY.
									Mgmt.	For	For
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105	05
TO AUTHORIZE THE BOARD OF DIRECTORS TO APPOINT
DIRECTORS UP TO THE MAXIMUM OF 11 OR SUCH
MAXIMUM NUMBER AS DETERMINED FROM TIME TO TIME
BY THE SHAREHOLDERS IN GENERAL MEETING TO FILL
ANY VACANCIES ON THE BOARD.
									Mgmt.	For	Against
CHINA YUCHAI INTERNATIONAL LIMITED	China	17-Jun-2011	Annual	CYD	G21082105	06	TO RE-APPOINT MESSRS ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY AND TO AUTHORISE THE AUDIT COMMITTEE TO FIX THEIR REMUNERATION.		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	1	Re-elect AT Mikati as Director		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	2	Re-elect Jeff van Rooyen as Director		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	3	Re-elect JHN Strydom as Director		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	4	Re-elect MJN Njeke as Director		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	5	Re-elect KP Kalyan as Director		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	6	Re-elect AF Van Biljon as Chairman of the Audit Committee		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	7	Re-elect Jeff van Rooyen as Member of the Audit Committee		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	8	Re-elect JHN Strydom as Member of the Audit Committee		Mgmt.	For	Against
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	9	Re-elect NP Mageza as Member of the Audit Committee		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	10	Re-elect MJN Njeke as Member of the Audit Committee		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	11	Reappoint PricewaterhouseCoopers Inc and SizweNtsaluba VSP as Joint Auditors		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	12	Place Authorised but Unissued Shares under Control of Directors		Mgmt.	For	Against
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	13	Approve Remuneration Philosophy		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	S.1	Approve Increase in Non executive Directors' Remuneration with effect from 1 July 2011		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	S.2	Authorise Repurchase of Up to Ten Percent of Issued Share Capital		Mgmt.	For	For
MTN GROUP LTD	South Africa	22-Jun-2011	Annual		S8039R108	S.3	Approve Financial Assistance to Related or Inter-related Companies		Mgmt.	For	For
TIM PARTICIPACOES SA	Brazil	22-Jun-2011	Special		88706P106	01
BY VIRTUE OF THE COMPANY'S MIGRATION TO THE
SPECIAL LISTING SEGMENT 'NOVO MERCADO' OF
BM&FBOVESPA - BOLSA DE VALORES, MERCADORIAS E
FUTUROS S.A., RATIFY THE RESOLUTION THAT APPROVES
THE CONVERSION OF ALL PREFERRED SHARES INTO
COMMON SHARES ISSUED BY THE COMPANY WITH THE
CONVERSION RATIO OF 0.8406 COMMON SHARES NEWLY
ISSUED BY THE COMPANY FOR EACH PREFERRED SHARE.
									Mgmt.	For	For
JD GROUP LTD	South Africa	23-Jun-2011	Ordinary		S40920118	O.1	Approval for the Acquisition and Disposal		Mgmt.	For	For
JD GROUP LTD	South Africa	23-Jun-2011	Ordinary		S40920118	O.2	Approval for the issue of the Consideration Shares		Mgmt.	For	For
JD GROUP LTD	South Africa	23-Jun-2011	Ordinary		S40920118	S.1	Authorisation of Financial Assistance		Mgmt.	For	For
MAKHTESHIM-AGAN INDUSTRIES LTD, TEL AVIV-YAFFO	Israel	27-Jun-2011	EGM		M67888103	1	Appointment of O. Leader as a director		Mgmt.	For	For
MAKHTESHIM-AGAN INDUSTRIES LTD, TEL AVIV-YAFFO	Israel	27-Jun-2011	EGM		M67888103	2	Appointment of O. Kurichoner as a director		Mgmt.	For	For
TELE NORTE LESTE PARTICIPACOES S A	Brazil	28-Jun-2011	EGM		P9036X117	1
To vote regarding the proposal for the amendment of the
corporate bylaws of the company, for the purpose of providing for the creation of the special independent committee that will
evaluate the conditions of the proposal for the Merger of the company into Brasil Telecom S.A.
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	1	Approve the Annual Report of OAO Gazprom for 2010		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	2	Approve the annual accounting statements, including the profit and loss report of the Company based on the results of 2010		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	3	Approve the distribution of profit of the Company based on the results of 2010		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	4	Approve the amount of, time for and form of payment of annual dividends on the Company's shares that have been recommended by the Board of Directors of the Company		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	5	Approve Closed Joint Stock Company PricewaterhouseCoopers Audit as the Company's external auditor		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	6	Approve amendments to the Charter of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	7	Pay remuneration to members of the Board of Directors in the amounts recommended by the Board of Directors of the Company		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	Annual		368287207	8	Pay remuneration to members of the Audit Commission in the amounts recommended by the Board of Directors of the Company		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.1
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company) regarding receipt by
OAO Gazprom of funds with a maximum amount of 500 million
U.S. Dollars or its equivalent in Rubles or Euros, for a term not exceeding five years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S.
Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.2
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and Sberbank
of Russia OAO regarding receipt by OAO Gazprom of funds with a maximum amount of 1.5 billion U.S. Dollars or its equivalent in
Rubles or Euros, for a term not exceeding five years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S. Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.3
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Bank VTB regarding receipt by OAO Gazprom of funds with a
maximum amount of one billion U.S. Dollars or its equivalent in
Rubles or Euros, for a term not exceeding five years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S. Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.4
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and State
Corporation "Bank for Development and Foreign Economic Affairs
(Vnesheconombank)" regarding receipt by OAO Gazprom of
funds with a maximum amount of one billion U.S. Dollars or its equivalent in Rubles or Euros, for a term not exceeding five years, with interest for using the loans to be paid at a rate not exceeding
12% per annum in the case of loans in U.S. Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3%
per annum, in the case of loans in Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.5
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Transactions between OAO Gazprom and
Gazprombank (Open Joint Stock Company), to be entered into
under a loan facility agreement between OAO Gazprom and the
bank, involving receipt by OAO Gazprom of funds with a
maximum amount of 25 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans
(deposits) in the Moscow money market (MosPrime Rate)
established for loans with a maturity equal to a period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 2%
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.6
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Transactions between OAO Gazprom and
Sberbank of Russia OAO, to be entered into under a loan facility agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds with a maximum amount of 17
billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans (deposits) in the Moscow money market (MosPrime Rate) established for loans with a
maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by
4%
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.7
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Transactions between OAO Gazprom and OAO
Bank VTB, to be entered into under a loan facility agreement between OAO Gazprom and the bank, involving receipt by OAO
Gazprom of funds with a maximum amount of five billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans (deposits) in the Moscow money market
(MosPrime Rate) established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.8
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Transactions between OAO Gazprom and OAO
BANK ROSSIYA, to be entered into under a loan facility
agreement between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds with a maximum amount of 100 million U.S. Dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate (LIBOR) established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, increased by 4%
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.9
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), pursuant to which
Gazprombank (Open Joint Stock Company) will accept and credit, upon the terms and conditions announced by it, funds transferred to accounts opened by OAO Gazprom and conduct operations
through the accounts, acting upon OAO Gazprom's instructions, as well as agreements between OAO Gazprom and Gazprombank
(Open Joint Stock Company) regarding maintenance in the
account of a non-reducible balance with a maximum amount not exceeding 20 billion Rubles or its equivalent in a foreign currency for each transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the relevant currency
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.10
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and Sberbank
of Russia OAO, OAO Bank VTB, and OAO BANK ROSSIYA,
pursuant to which the banks will accept and credit, upon the terms and conditions announced by the banks, funds transferred to
accounts opened by OAO Gazprom and conduct operations
through the accounts acting upon OAO Gazprom's instructions
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.11
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), Sberbank of Russia
OAO, OAO Bank VTB and OAO BANK ROSSIYA, pursuant to
which the banks will provide services to OAO Gazprom making
use of electronic payments system of the respective bank,
including receipt from OAO Gazprom of electronic payment
documents for executing payment operations through the
accounts, provision of electronic statements of accounts and conduct of other electronic document processing, and OAO
Gazprom will make payment for the services provided at the tariffs of the respective bank effective at the time of the provision of the services
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.12
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank (Open Joint Stock
Company), to be entered into under the General Agreement on
the Conduct of Conversion Operations No. 3446 between OAO
Gazprom and the bank dated September 12, 2006, with a
maximum amount of 500 million U.S. Dollars or its equivalent in
Rubles, Euros or other currency for each transaction
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.13
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), pursuant to which
OAO Gazprom will grant suretyships to secure performance by
OAO Gazprom's subsidiary companies of their obligations to
Gazprombank (Open Joint Stock Company) with respect to the
bank's guarantees issued to the Russian Federation's tax
authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, with an aggregate maximum amount equivalent to 500 million U.S. Dollars and for a period not exceeding 14 months
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.14
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and Sberbank
of Russia OAO, pursuant to which OAO Gazprom will grant
suretyships to secure performance by OAO Gazprom's subsidiary companies of their obligations to Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian
Federation's tax authorities in connection with the subsidiary companies challenging such tax authorities' claims in court, with an aggregate maximum amount equivalent to 500 million U.S.
Dollars and for a period not exceeding 14 months
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.15
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), pursuant to which
OAO Gazprom will issue suretyships to secure performance by
OAO Gazprom's subsidiary companies of their obligations to
Sberbank of Russia OAO with respect to the bank's guarantees issued to the Russian Federation's tax authorities to secure obligations of the abovementioned companies to pay excise taxes in connection with exports of excisable oil products and eventual penalties, with a maximum amount of 1.8 billion Rubles and for a period not exceeding 18 months
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.16
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OAO Gazprom will grant OOO
Gazpromtrans temporary possession and use of the infrastructure facilities of the railway stations of the Surgutskiy Condensate
Stabilization Plant, of the Sernaya railway station and of the
Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, the facilities of the railway line from the Obskaya station to the Karskaya station
(properties' inventory Nos. 330652-330672), as well as the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at OOO Gazpromtrans
Level (ERP)" and "Registration and Analysis of Data on Non-Core
Assets (RADA) within the OAO Gazprom System at OOO
Gazpromtrans Level" for a period not exceeding 12 months, and
OOO Gazpromtrans will make payment for using such pr
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.17
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which OAO Gazprom will
grant ZAO Gazprom Neft Orenburg temporary possession and
use of the wells and downhole and above-ground well equipment within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period not exceeding 12 months, and ZAO
Gazprom Neft Orenburg will make payment for using such
property up to a maximum amount of 1.63 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.18
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom, pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, and the building and equipment of the repair and machining shop at the Southern
Regional Repair Base, situated in the Stavropolskiy Province, town of Izobilnyi, for a period not exceeding 12 months, and
DOAO Tsentrenergogaz of OAO Gazprom will make payment for
using such property up to a maximum amount of 113.2 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.19
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Tsentrgaz, pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic situated in the Tula Region, Shchekinsky
District, township of Grumant, as well as the software and
hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at OAO Tsentrgaz Level (ERP)", "OAO
Gazprom Long-Term Investments Reporting and Analysis System
(LTIAA) at OAO Tsentrgaz Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System (RAINCA) at OAO Tsentrgaz Level" and "Electronic
Archive Module at OAO Tsentrgaz Level" for a period not
exceeding 12 months, and OAO Tsentrgaz will make payment for using such property up to a maximum amount of 38.4 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.20
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom will grant
OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment (self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized complete full-function small-sized gas and water treatment
installations for coal bed methane extraction wells, well-head equipment, borehole enlargement device, and pressure core
sampler) located in the Rostov Region, town of Kamensk-
Shakhtinsky, and the Kemerov Region, city of Novokuznetsk, an aerospace data processing software and equipment complex, as well as experimental model "Automated Information System
"Monitoring" for a period not exceeding 12 months, and OAO
Gazprom Promgaz will make payment for using such property up to a
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.21
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), pursuant to which
OAO Gazprom will grant Gazprombank (Open Joint Stock
Company) temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumen Region and are used to house a branch of
Gazprombank (Open Joint Stock Company), with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required for the use of that building, with an area of 3,371 square meters, for a period not exceeding 12 months, and Gazprombank (Open Joint Stock Company) will make
payment for using such property up to a maximum amount of 2.5 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.22
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Neftekhim Salavat, pursuant to which OAO Gazprom
will grant OAO Gazprom Neftekhim Salavat temporary possession and use of the gas condensate pipeline running from the
Karachaganakskoye gas condensate field to the Orenburg Gas
Refinery for a period not exceeding 12 months, and OAO
Gazprom Neftekhim Salavat will make payment for using such
property up to a maximum amount of 309,000 Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.23
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Vostokgazprom, pursuant to which OAO Gazprom will grant OAO
Vostokgazprom temporary possession and use of an M-468R
specialpurpose communications installation for a period not
exceeding 12 months, and OAO Vostokgazprom will make
payment for using such property up to a maximum amount of
274,000 Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.24
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Export, pursuant to which OAO Gazprom will grant OOO
Gazprom Export temporary possession and use of an M-468R
special-purpose communications installation, as well as the
software and hardware solutions "OAO Gazprom Long-Term
Investments Reporting and Analysis System (LTIAA) at OOO
Gazprom Export Level" and "System of Reporting and Analysis of
Information on Non-Core Assets within OAO Gazprom System
(RAINCA) at OOO Gazprom Export Level" for a period not
exceeding 12 months, and OOO Gazprom Export will make
payment for using such property up to a maximum amount of 3.53 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.25
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Neft, pursuant to which OAO Gazprom will grant OAO
Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation, as well as the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at OAO Gazprom Neft
Level (ERP)", "OAO Gazprom Long-Term Investments Reporting
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
and Analysis System (LTIAA) at OAO Gazprom Neft Level",
"System of Reporting and Analysis of Information on Non-Core
Assets within OAO Gazprom System (RAINCA) at OAO Gazprom
Neft Level" and "Electronic Archive Module at OAO Gazprom Neft
Level" for a period not exceeding 12 months, and OAO Gazprom
Neft will make payment for using such property up to a maximum amount of 15.8 million Rubles

GAZPROM O A O	Russia	20110630	Annual		368287207	9.26
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Space Systems, pursuant to which OAO Gazprom will
grant OAO Gazprom Space Systems temporary possession and
use of the software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OAO Gazprom
Space Systems Level (ERP)", "OAO Gazprom Long-Term
Investments Reporting and Analysis System (LTIAA) at OAO
Gazprom Space Systems Level" and "Electronic Archive Module
at OAO Gazprom Space Systems Level" for a period not
exceeding 12 months, and OAO Gazprom Space Systems will
make payment for using such property up to a maximum amount
of 15.6 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.27
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which OAO Gazprom will grant ZAO
Yamalgazinvest temporary possession and use of the software
and hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at ZAO Yamalgazinvest Level (ERP)"
and "Electronic Archive Module at ZAO Yamalgazinvest Level" for
a period not exceeding 12 months, and ZAO Yamalgazinvest will make payment for using such property up to a maximum amount
of 12.1 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.28
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which OAO Gazprom will grant
ZAO Gazprom Invest Yug temporary possession and use of the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at ZAO Gazprom Invest
Yug Level (ERP)" and "Electronic Archive Module at ZAO
Gazprom Invest Yug Level" for a period not exceeding 12 months, and ZAO Gazprom Invest Yug will make payment for using such
property up to a maximum amount of 5.3 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.29
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Mezhregiongaz, pursuant to which OAO Gazprom will
grant OOO Gazprom Mezhregiongaz temporary possession and
use of the software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OOO Gazprom
Mezhregiongaz Level (ERP)", "OAO Gazprom Long-Term
Investments Reporting and Analysis System (LTIAA) at OOO
Gazprom Mezhregiongaz Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System (RAINCA) at OOO Gazprom Mezhregiongaz Level" and
"Electronic Archive Module at OOO Gazprom Mezhregiongaz
Level" for a period not exceeding 12 months, and OOO Gazprom
Mezhregiongaz will make payment for using such property up to a maximum amount of 9.8 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.30
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Komplektatsiya, pursuant to which OAO Gazprom will
grant OOO Gazprom Komplektatsiya temporary possession and
use of the software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OOO Gazprom
Komplektatsiya Level (ERP)", "OAO Gazprom Long-Term
Investments Reporting and Analysis System (LTIAA) at OOO
Gazprom Komplektatsiya Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System (RAINCA) at OOO Gazprom Komplektatsiya Level" and
"Electronic Archive Module at OOO Gazprom Komplektatsiya
Level" for a period not exceeding 12 months, and OAO Gazprom
Komplektatsiya will make payment for using such property up to a maximum amount of 15.7 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.31
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OAO Gazprom will
grant OOO Gazprom Tsentrremont temporary possession and use
of the software and hardware complexes "System for Managing
OAO Gazprom's Property and Other Assets at OOO Gazprom
Tsentrremont Level (ERP)", "OAO Gazprom Long-Term
Investments Reporting and Analysis System (LTIAA) at OOO
Gazprom Tsentrremont Level", and "Electronic Archive Module at
OOO Gazprom Tsentrremont Level" for a period not exceeding 12 months, and OOO Gazprom Tsentrremont will make payment for
using such property up to a maximum amount of 16.1 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.32
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gaztelecom, pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities comprised of buildings, communications lines,
communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of Saint
Petersburg, the city of Maloyaroslavets, the city of Rostov-on-Don, the city of Kaliningrad, the Moscow Region and the Smolensk
Region of the Russian Federation, and in the territory of the
Republic of Belarus, as well as the software and hardware
solutions "System for Managing OAO Gazprom's Property and
Other Assets at ZAO Gaztelecom Level (ERP)" and "Electronic
Archive Module at ZAO Gaztelecom Level" for a period not
exceeding 12 months, and ZAO Gaztelecom will make payment
for using such property up to a maximum amount of 360.5 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.33
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Gazoraspredeleniye, pursuant to which OAO Gazprom
will grant OAO Gazprom Gazoraspredeleniye temporary
possession and use of the property complex of a gas-distribution system comprised of facilities intended for the transportation and feeding of gas directly to consumers (gas pipeline branches, distribution gas pipelines, inter-township and intra-street gas pipelines, high-, medium-, and low-pressure gas pipelines, gas control units, and buildings), and use of the software and
hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at OAO Gazpromregiongaz Level
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
(ERP) ", "OAO Gazprom Long-Term Investments Reporting and
Analysis System (LTIAA) (Second Phase) at OAO
Gazpromregiongaz Level", and "Electronic Archive Module at
OAO Gazpromregiongaz Level" for a period not exceeding 12
months, and OAO Gazprom Gazoraspredeleniye will make
payment for using such property up to a maximum amount of
935.7 million Rubles

GAZPROM O A O	Russia	20110630	Annual		368287207	9.34
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Druzhba, pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center (hotels, effluent treatment facilities, transformer substations, entrance checkpoints, cottages, utility networks, metal fences, parking areas, ponds, roads, pedestrian crossings, sites, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's Lodge, garage, garage with administrative and amenity building, stela, as well as service machinery, equipment, furniture and accessories)
situated in the Moscow Region, Naro-Fominsk District, village of
Rogozinino, for a period not exceeding 12 months, and OAO
Druzhba will make payment for using such property up to a
maximum amount of 278.32 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.35
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), pursuant to which
the bank, acting as a customs broker, will issue guarantees to the
Russian Federation's customs authorities in respect of OAO
Gazprom's obligations to pay customs duties and eventual interest and penalties, with a maximum amount equivalent to one million
Euros, with a fee due to the bank at a rate not exceeding 1% per annum of the amount of the guarantee
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.36
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Mezhregiongaz, pursuant to which OAO Gazprom
undertakes, acting on behalf of OOO Gazprom Mezhregiongaz
and upon its instructions, to declare for customs purposes the natural gas transported by pipeline across the customs border of the Russian Federation, and OOO Gazprom Mezhregiongaz
undertakes to pay for such services in the amount not exceeding
3,000 Rubles per cargo customs declaration, as well as the value added tax at the rate required by the effective legislation of the
Russian Federation, up to an aggregate maximum amount of
170,000 Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.37
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
NOVATEK, pursuant to which OAO Gazprom undertakes, acting
on behalf of OAO NOVATEK and upon its instructions, to declare for customs purposes the natural gas transported by pipeline across the customs border of the Russian Federation, and OAO
NOVATEK undertakes to pay for such services in the amount not exceeding 1.58 Rubles per thousand cubic meters of natural gas, as well as the value added tax at the rate required by the effective legislation of the Russian Federation, on the basis of the monthly volume of the transported natural gas, up to an aggregate
maximum amount of 42.7 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.38
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Neft, pursuant to which OAO Gazprom undertakes,
acting on behalf of OAO Gazprom Neft and upon its instructions, to declare for customs purposes the natural gas transported by pipeline across the customs border of the Russian Federation, and OAO Gazprom Neft undertakes to pay for such services in the amount not exceeding 1.58 Rubles per thousand cubic meters of natural gas, as well as the value added tax at the rate required by the effective legislation of the Russian Federation, on the basis of the monthly volume of the transported natural gas, up to an
aggregate maximum amount of 960,000 Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.39
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Mezhregiongaz, pursuant to which OOO Gazprom
Mezhregiongaz undertakes, acting upon OAO Gazprom's
instructions, for a total fee not exceeding 476.43 million Rubles, in its own name, but for OAO Gazprom's account, to accept gas
produced by OAO Gazprom and the latter's affiliates and sell it through the electronic trading site of OOO Gazprom
Mezhregiongaz and at a commodity exchange in the amount not
exceeding 21.25 billion cubic meters for the sum not exceeding
47.64 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.40
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Mezhregiongaz, pursuant to which OOO Gazprom
Mezhregiongaz will deliver and OAO Gazprom will accept (take off) gas purchased by OOO Gazprom Mezhregiongaz from
independent entities in the amount not exceeding 12 billion cubic meters and will make payment for the gas up to an aggregate
maximum amount of 43.9 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.41
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Export, pursuant to which OOO Gazprom Export
undertakes, acting upon OAO Gazprom's instructions and for a total fee not exceeding 300 million Rubles, in its own name, but for
OAO Gazprom's account, to accept commercial products owned
by OAO Gazprom, including crude oil, gas condensate, sulphur and refined products (gasoline, liquefied gases, diesel oil, fuel oil etc.) and sell them in the market outside the territory of the
Russian Federation, in the amount not exceeding 5.5 million tons for the sum not exceeding 60 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.42
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Northgas, pursuant to which ZAO Northgas will deliver, and OAO
Gazprom will accept (take off), gas in the amount not exceeding
60 million cubic meters, deliverable on a monthly basis, and OAO
Gazprom will make payment for the gas up to an aggregate
maximum amount of 61 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.43
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Severneftegazprom, pursuant to which OAO Severneftegazprom
will deliver, and OAO Gazprom will accept (take off), gas in the amount not exceeding 17 billion cubic meters, and OAO Gazprom will make payment for the gas up to an aggregate maximum
amount of 30.09 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.44
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft
Orenburg will deliver, and OAO Gazprom will accept (take off), unstable crude oil in the amount not exceeding 800 thousand
tons, and OAO Gazprom will make payment for the crude oil up to an aggregate maximum amount of 7 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.45
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
NOVATEK, pursuant to which OAO NOVATEK will deliver, and
OAO Gazprom will accept (take off), gas in the amount not
exceeding 41 billion cubic meters, and OAO Gazprom will make payment for the gas up to an aggregate maximum amount of
72.57 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.46
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Tomskgazprom, pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 3.6 billion cubic meters, and OAO
Tomskgazprom will make payment for the services related to
arranging for the transportation of gas via trunk gas pipelines up to an aggregate maximum amount of 2 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.47
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Mezhregiongaz, pursuant to which OAO Gazprom will
provide services related to arranging for the transportation of gas in a total amount not exceeding 82 billion cubic meters across the territory of the Russian Federation and the Republic of
Kazakhstan, and OOO Gazprom Mezhregiongaz will make
payment for the services related to arranging for the transportation of gas via trunk gas pipelines up to an aggregate maximum
amount of 157.3 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.48
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Neft, pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 7 billion cubic meters and OAO Gazprom
Neft will make payment for the services related to arranging for the transportation of gas via trunk gas pipelines up to an
aggregate maximum amount of 5.047 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.49
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
NOVATEK, pursuant to which OAO Gazprom will provide services related to arranging for the transportation of gas in a total amount not exceeding 57.9 billion cubic meters and OAO NOVATEK will make payment for the services related to arranging for the
transportation of gas via trunk gas pipelines up to an aggregate maximum amount of 89.7 billion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.50
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
NOVATEK, pursuant to which OAO Gazprom will provide services related to arranging for the injection of gas owned by OAO
NOVATEK into underground gas storage facilities and its storage in such facilities in the amount not exceeding 3.45 billion cubic meters, and OAO NOVATEK will make payment for the services
related to arranging for gas injection and storage up to an
aggregate maximum amount of 2.35 billion Rubles, as well as
OAO Gazprom will provide services related to arranging for the off-taking from underground gas storage facilities of the gas owned by OAO NOVATEK in the amount not exceeding 1.95
billion cubic meters, and OAO NOVATEK will make payment for
the services related to arranging for the off-taking of gas up to an aggregate maximum amount of 66.518 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.51
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and a/s
Latvijas Gaze, pursuant to which OAO Gazprom will sell, and a/s
Latvijas Gaze will purchase, gas in the amount not exceeding 1.37 billion cubic meters for an aggregate maximum amount of 424.7 million Euros in 2012 and pursuant to which a/s Latvijas Gaze will provide services related to injection into and storage in the
Incukalna underground gas storage facility of gas owned by OAO
Gazprom, and related to its off-taking and transportation across the territory of the Republic of Latvia in 2012 in the following amounts: services related to the injection of gas into storage facility and services related to storage of gas and its off-taking - in the amount not exceeding 900 million cubic meters, and services related to the transportation of gas - in the amount not exceeding
1.8 billion cubic meters, and OAO Gazprom will make payment for such s
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.52
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and AB
Lietuvos Dujos, pursuant to which OAO Gazprom will sell, and AB
Lietuvos Dujos will purchase, gas in the amount not exceeding
1.72 billion cubic meters with an aggregate maximum amount of
535 million Euros in 2012 and pursuant to which AB Lietuvos
Dujos will provide services related to the transportation of gas in transport mode across the territory of the Republic of Lithuania in the amount not exceeding 2.5 billion cubic meters in 2012 and
OAO Gazprom will make payment for the gas transportation
services up to an aggregate maximum amount of 12.35 million
Euros
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.53
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and UAB
Kauno termofikacijos elektrine, pursuant to which OAO Gazprom will sell, and UAB Kauno termofikacijos elektrine will purchase, gas in the amount not exceeding 410 million cubic meters for an aggregate maximum amount of 127.1 million Euros in 2012
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.54
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and AO
Moldovagaz, pursuant to which OAO Gazprom will sell and AO
Moldovagaz will purchase gas in the amount not exceeding 10.4 billion cubic meters for an aggregate maximum amount of 3.3
billion U.S. Dollars in 2012-2014 and pursuant to which AO
Moldovagaz will provide services related to the transportation of gas in transport mode across the territory of the Republic of
Moldova in the amount not exceeding 70 billion cubic meters in
2012-2014, and OAO Gazprom will make payment for services
related to the transportation of gas via trunk gas pipelines up to an aggregate maximum amount of 170 million U.S. Dollars
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.55
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
KazRosGaz LLP, pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas owned by KazRosGaz LLP across the territory of the Russian Federation as follows: in 2011 - in the amount not exceeding 10.5 billion cubic meters, and KazRosGaz LLP will make payment for the services related to arranging for the transportation of gas via trunk gas pipelines up to an aggregate maximum amount of 43.5 million
U.S. Dollars, in 2012 - in the amount not exceeding 15 billion cubic meters, and KazRosGaz LLP will make payment for the
services related to arranging for the transportation of gas via trunk gas pipelines up to an aggregate maximum amount of 58 million
U.S. Dollars
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.56
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and
GAZPROM Germania GmbH, pursuant to which OAO Gazprom
will provide services related to arranging for the transportation of natural gas owned by GAZPROM Germania GmbH across the
territory of the Republic of Kazakhstan, the Republic of
Uzbekistan, the Russian Federation, and the Republic of Belarus
in the amount not exceeding 63.3 billion cubic meters, and
GAZPROM Germania GmbH will make payment for the services
related to arranging for the transportation of gas via trunk gas pipelines up to an aggregate maximum amount of 1.8 billion U.S.
Dollars
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.57
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO Gazpromtrans
undertakes, acting upon OAO Gazprom's instructions and for a fee with an aggregate maximum amount of 200,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in
2011-2012 arrangement of operations related to the development and assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities commissioned
under investment project implementation contracts, as well as other work, including work required for the performance of start-up and commissioning work
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.58
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, acting upon OAO Gazprom's instructions and for a fee with an aggregate maximum amount of 900,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in
2011-2012 arrangement of operations related to the development and assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities commissioned
under investment project implementation contracts, as well as other operations, including those of preparatory and support nature, required for the performance of start-up and
commissioning work and the commissioning of OAO Gazprom's
facilities
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.59
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, acting upon OAO Gazprom's
instructions and for a fee with an aggregate maximum amount of
450,000 Rubles, in its own name, but for the account of OAO
Gazprom, to ensure in 2011-2012 arrangement of operations
related to the development and assessment of cost estimate
documentation, start-up and commissioning work at OAO
Gazprom's facilities, commissioned under investment project
implementation contracts, in the "under-load" mode as well as other work, required for the performance of "under-load" start-up and commissioning work
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.60
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
undertakes, acting upon OAO Gazprom's instructions, for a fee with an aggregate maximum amount of 950,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2011-
2012 arrangement of operations related to the development and assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities, commissioned under investment project implementation contracts, in the "under-
load" mode as well as other work, required for the performance of
"under-load" start-up and commissioning work
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.61
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Komplektatsia, pursuant to which OOO Gazprom
Komplektatsia undertakes, during the period between July 1, 2011 and December 31, 2012, acting upon OAO Gazprom's
instructions, for a total fee not exceeding 25.42 million Rubles to provide services related to supplies of well-repair equipment for the specialized subsidiaries of OAO Gazprom
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.62
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Space Systems, pursuant to which OAO Gazprom
Space Systems undertakes, during the period between July 1,
2011 and December 31, 2012, acting upon OAO Gazprom's
instructions, to provide services related to the implementation of
OAO Gazprom's investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services up to a maximum amount of 1.7 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.63
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
undertakes, during the period between July 1, 2011 and
December 31, 2012, acting upon OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's
investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services up to a maximum amount of 29,593.7 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.64
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft
Orenburg undertakes, during the period between July 1, 2011 and
December 31, 2012, acting upon OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's
investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services up to a maximum amount of 228.5 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.65
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, during the period between July 1, 2011 and
December 31, 2012, acting upon OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's
investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services up to a maximum amount of 6,733.2 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.66
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO Gazpromtrans
undertakes, during the period between July 1, 2011 and
December 31, 2012, acting upon OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's
investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services up to maximum amount of 2,261.6 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.67
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, during the period between July 1, 2011 and December 31, 2012, acting upon OAO Gazprom's
instructions, to provide services related to implementation of OAO
Gazprom's investment projects involving construction and
commissioning of facilities, and OAO Gazprom undertakes to pay for such services up to a maximum amount of 3,754 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.68
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Gaztelecom, pursuant to which ZAO Gaztelecom undertakes,
during the period between July 1, 2011 and December 31, 2012, acting upon OAO Gazprom's instructions, to provide services
related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities, and OAO
Gazprom undertakes to pay for such services up to a maximum
amount of 71.55 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.69
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
of loss or destruction of, or damage to, including deformation of the original geometrical dimensions of the structures or individual elements of, machinery or equipment; linear portions,
technological equipment and fixtures of trunk gas pipelines, petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs ("insured property"), as well as in the event of losses incurred by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property ("insured events"), to make payment of insurance compensation to OAO Gazprom or OAO
Gazprom's subsidiary companies to
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.70
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life, health or property of other persons or the natural environment as a result of an emergency or incident occurring, among other things, as a result of a terrorist act at a hazardous industrial facility operated by OAO Gazprom ("insured events"), to make an insurance payment to physical persons
whose life, health or property has been harmed, to legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power whose competence includes environmental protection management, in the event that harm is caused to the natural environment (beneficiaries) up to an aggregate insurance amount not exceeding 30 million Rubles, and
OAO Gazprom undertakes to pay an insurance premium with an
aggregate maximum a
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.71
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes-in the event
that any harm is caused to the life or health of OAO Gazprom's employees ("insured persons") as a result of an accident that occurs during the insured period or a disease having been
diagnosed during the effective period of the respective
agreements ("insured events"), to make an insurance payment to the insured person or to the person designated by him (her) as his
(her) beneficiary or to the heirs of the insured person
(beneficiaries), up to an aggregate insurance amount of 680 billion
Rubles, while OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium with an aggregate maximum amount of 60
million Rubles, with each agreement having a term of one year
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.72
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
that any employees of OAO Gazprom or members of their families or retired former employees of OAO Gazprom or members of their families (insured persons who are beneficiaries) apply to a health care institution for medical services ("insured events"), to arrange and pay for such medical services to the insured persons up to the aggregate insurance amount not exceeding 550 billion Rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium with an aggregate maximum amount of 1.3 billion
Rubles, with each agreement having a term of one year
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.73
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreement between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
of: assertion of claims against members of the Board of Directors or the Management Committee of OAO Gazprom who are not
persons holding state positions in the Russian Federation or positions in the state civil service (insured persons) by physical persons or legal entities for whose benefit the agreement will be entered into and who could suffer harm, including shareholders of
OAO Gazprom, debtors and creditors of OAO Gazprom,
employees of OAO Gazprom, as well as the Russian Federation
represented by its authorized agencies and representatives (third parties (beneficiaries)) for compensation of losses resulting from unintentional erroneous actions (omissions) by insured persons in the conduct by them of their management activities; incurrence by insured persons of judicial or oth
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.74
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreement between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
of any liability incurred by OAO Gazprom in its capacity as a customs broker as a result of any harm caused to the assets of any third persons represented by OAO Gazprom in connection
with the conduct of customs operations (beneficiaries) or as a
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
consequence of any breaches of the contracts signed with such persons ("insured events"), to make an insurance payment to the persons concerned in an aggregate maximum amount of 20
million Rubles payable in each insured event, and OAO Gazprom undertakes to pay OAO SOGAZ an insurance premium in an
aggregate maximum amount of one million Rubles, with such
agreement having a term of three years

GAZPROM O A O	Russia	20110630	Annual		368287207	9.75
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
that any harm (damage or destruction) is caused to a
transportation vehicle owned by OAO Gazprom or that such
vehicle is stolen or hijacked or that any of the individual
components, parts, units, devices, and supplementary equipment installed on such transportation vehicle is stolen ("insured events"), to make an insurance payment to OAO Gazprom (as the beneficiary) up to the aggregate insurance amount of 1,180.7 million Rubles, and OAO Gazprom undertakes to pay OAO
SOGAZ an insurance premium with an aggregate maximum
amount of 22.44 million Rubles, with each agreement having a term of one year
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.76
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Vostokgazprom, Gazprombank (Open Joint Stock Company),
ZAO Gaztelecom, OAO Gazprom Promgaz, OAO Gazprom
Gazoraspredeleniye, OOO Gazprom Export, OOO Gazpromtrans,
ZAO Gazprom Invest Yug, OAO Gazprom Space Systems, OOO
Gazprom Komplektatsiya, OAO Gazprom Neft, ZAO Gazprom
Neft Orenburg, OAO Druzhba, OOO Gazprom Mezhregiongaz,
OAO Gazprom Neftekhim Salavat, OAO SOGAZ, DOAO
Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz, OOO
Gazprom Tsentrremont, and ZAO Yamalgazinvest (the
"Contractors"), pursuant to which the Contractors undertake to provide from August 30, 2011 to December 31, 2011, acting upon
OAO Gazprom's instructions, the services of arranging for and carrying out a stocktaking of fixed assets of OAO Gazprom that are to be leased to the Contractors, and OAO Gazprom
undertakes to make payment for such services up to a maximum amount of t
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.77
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, pre-
investment research work for OAO Gazprom covering the
following subjects: "Substantiation of investments in the
commercial development and utilization of methane in coal beds on the basis of results obtained from the pilot and experimental-
commercial development of first-in-line fields over 2010-2012",
"Substantiation of investments in the reconstruction of a gas supply system at the Cherepovets industrial hub", and "Feasibility study of the possibility to make additional supplies of gas to the south-western areas of the Krasnodar Province in the amounts of up to five billion cubic meters per annum" and to deliver the research results to OAO Gazprom, while OAO Ga
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.78
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes during the period of three years after their execution, acting upon OAO Gazprom's instructions, to provide services
involved in the cost analysis of design and surveying works as part of the estimated value of the construction project in
accordance with the approved project documents with due regard for the type and capacity of the respective facility on the basis of the relevant methods approved by OAO Gazprom Promgaz,
normative-cost support for the Comprehensive Plan of Measures to Optimize the Costs of OAO Gazprom, research to analyze the effective regulatory frameworks and draft a program for the
preparation of further regulatory documents for the designing of facilities of OAO Gazprom in 2011-2012, expert reviews of cost estimates for design and surveying works, as sub
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.79
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes during the period of three years after their execution, acting upon OAO Gazprom's instructions, to provide services
involved in the implementation of programs for the scientific and technical cooperation of OAO Gazprom with foreign partner
companies, and OAO Gazprom undertakes to make payment for
such services up to an aggregate maximum amount of two million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.80
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Feasibility study of options for underground coal gasification
(UCG) enterprises to generate electricity and produce a synthetic substitute natural gas (SNG)" and "Process operational diagram for the development of the Chikansky gas-condensate field in the
Irkutsk Region" and to deliver the research results to OAO
Gazprom, while OAO Gazprom undertakes to accept the research results and to make payment for them up to an aggregate
maximum amount of 25 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.81
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of technical proposals for efficient power plant use on the basis of renewable energy sources and non-conventional
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
hydrocarbon energy resources", "Improvements to the regulatory and methodological basis for increases in the energy efficiency of buildings and structures and to the utilization of fuel and energy resources at OAO Gazprom facilities", "Analysis of the possibility to employ innovative heat-recycling technologies for the
compressor stations of OAO Gazprom with a view to raising
energy efficiency", "Assessment of potential damage to the natural environment (wildlife, flora, water biological, forest, land, and other resources), including, but not limited to, the effects of accidents, and the preparation of an integral program of nature-conservation and countervailing nature-conservation measures for all OAO
Gazprom facilities during the development of gas-producing, gas-
transportation, gas processing, and gas-chemical capacities in
Eastern Siberian and Far Eastern regions", and "Preparation of proposals to increase the efficiency of using gas pipeline branches and gas distribution systems" and to deliver the res

GAZPROM O A O	Russia	20110630	Annual		368287207	9.82
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Assessment of the possibility to use liquefied natural gas with a view to evening out seasonal vacillations in gas-distribution systems", "Preparation of circuit designs and proposals for the future use of heat-pump devices using gas drives and new
environmentally-friendly cooling agents at OAO Gazprom facilities and in the regional energy sectors", "Preparation of a program for the reconstruction and technical re-equipment of gas facilities at the Gazprom group in 2012", and "Preparation of collected labor cost estimates for the purposes of calculating the values of design and surveying works at OAO Gazpr
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.83
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of methods for the assessment of financial and
economic efficiency in the development of coal-methanol fields with due regard for public and regional effects", "Guidelines for improvements to the regulatory base governing the use of
liquefied hydrocarbon, liquefied natural and compressed natural gas for gasification purposes", "Preparation of regulatory
documents to govern research to analyze technical risks in gas distribution systems and proposals to reduce damage from
accidents and emergencies", and "Preparation of
recommendations on methods to determine optimum periods for
phasing out gas-t
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.84
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of procedures for preparing a reclamation plan for the construction of gas-transportation facilities" and "Projections regarding the commissioning of gas pipeline branches in the years up to 2030" and to deliver the research results to OAO Gazprom, while OAO Gazprom undertakes to accept the research results
and to make payment for them up to an aggregate maximum
amount of 144 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.85
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects: "Scientific support for the development of coal-methanol fields in Kuzbass"
and "Preparation of a master plan for gas supplies and conversion to gas services in the Kemerovo Region" and to deliver the
research results to OAO Gazprom, while OAO Gazprom
undertakes to accept the research results and to make payment for them up to an aggregate maximum amount of 222.9 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.86
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes during the period of two years after their execution, acting upon OAO Gazprom's instructions, to provide services
involved in maintaining the information portal of the Office for
Conversion to Gas Services and Gas Uses in order to monitor, diagnose, and manage gas facilities, while OAO Gazprom
undertakes to make payment for such services up to an aggregate maximum amount of 8.3 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.87
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects: "Studies of information about oil and gas occurrence, and assessments of hydrocarbon resources, in the Republic of Buryatia,
determinations of outlook and guidelines for geological
exploration, and proposals regarding mineral-commodity base
identification. Opinion on the hydrocarbon resources available in the Republic of Buryatia and the possibility to use the same for the purposes of changing over to gas services", "Research into the possibility to use non-conventional gas-supply sources (coal-bed methane, gas hydrates, shale gas, smallsized fields, etc.) in the
Republic of Buryatia for its conversion to g
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
of building a gas-condensate processing factory in the Republic of
Buryatia and proposals relating to the program for extending the network of gas filling stations and bottled-gas driven automobile fleets" and to deliver the research results to OAO Gazprom, while
OAO Gazprom undertakes to accept the research results and to make payment for them up to an aggregate maximum amount of
71.5 million Rubles

GAZPROM O A O	Russia	20110630	Annual		368287207	9.88
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, to provide services involved in the preparation of proposals to enlist partner companies in the development of hydrocarbon fields the economic indicators concerning which fail to meet corporate requirements for returns on investments, scientific and methodological support for implementation of the Program for increasing the efficiency of air ventilation and air conditioning systems at OAO Gazprom
entities, the preparation of an updated Program for the years until
2015, scientific and methodological support for programs to
reconstruct the heat-supply systems of OAO Gazprom (boiler
equipment, recyclers, heat-supply networks, instrumented lighting, and water-treatment fac
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.89
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of the Gazprom Corporate Standard 'Operating rules for the water-supply and water-disposal systems of OAO
Gazprom'", "Preparation of the Gazprom Corporate Standard
'Regulations on the start-up and commissioning of the heat-and-
power equipment of heat-supply systems'", "Preparation of the
Gazprom Corporate Standard 'Regulations on the array of
preventive maintenance repairs on the heat-and-power equipment of heat-supply systems'", "Preparation of the Gazprom Corporate
Standard 'Uniform technical requirements for the choice of basic boiler equipment for the heat-supply systems of OAO Gazprom'",

									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.90
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to provide for a period of three years after their execution, acting upon OAO Gazprom's instructions, services
involved in the conduct of analysis and the preparation of
proposals regarding the participation of OAO Gazprom in the
activities of the International Gas Union and the performance of a due diligence review of cost estimate documentation on the
commissioning of OAO Gazprom facilities, while OAO Gazprom
undertakes to make payment for such services up to an aggregate maximum amount of 117.7 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.91
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Substantiation of options for power supplies to priority customers among remote townships in the Yamalo-Nenetsky Autonomous
District (Muzhi, Yar-Sale, Gyda, and Tolka)", "Concept for the
comprehensive development of power supplies in the Yamalo-
Nenetsky Autonomous District", "Program for power supplies and for increases in their energy efficiency in the city of Salekhard",
"Concept for the development of the gas-chemical industry in the
Yamalo-Nenetsky Autonomous District", and "Development of
basic principles and methods for the exploration, opening-up, and exploitation of minor-reserve fields in order t
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.92
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research work for OAO Gazprom covering the following subjects:
"Drafting of a regulatory document on the safety of autonomous systems for liquefied hydrocarbon gas supplies to private
households", "Preparation of a multitier integrated model for the dispatcher control of gas flows", "Development of methodological approaches to the diagnostic maintenance, and the evaluation and forecasting of the technical condition, of the gas pipeline branches of OAO Gazprom and the situation with their technical diagnosis", "Development of methods and ways for the
assessment of the technically feasible throughput capacity and productivity of trunk gas distribution pipeline
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.93
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of regulatory-methodological documents for the
development of the System for the management of the technical condition and integrity of the gastransportation system",
"Preparation of regulatory documents for the Integrated System for Labor Protection and Industrial Safety at OAO Gazprom",
"Preparation of a complex of technical decisions towards the efficient use of low-pressure gas at the later stage in field development, and methods for the long-term (three to five years)
planning of geological and technical measures relating to the well stock of OAO Gazprom", "Development of technical require
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.94
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of the document 'Standardization Systems of OAO
Gazprom', establishing procedures for the distribution of
environmental-protection functions between the customer and the contractor during the construction and overhauling of facilities",
"Preparation of methods for the identification and assessment of ecological aspects with due regard for the need to expand the scope of application of OAO Gazprom's ecological management
system", "Technical requirements, ways, and means for
preventing the degradation of landscapes in the Far Northern territories being developed by OAO Gazprom", "Preparation of
r
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.95
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of a regulatory base to govern the system for the metrological support of geophysical well research at hydrocarbon fields and in the underground gas storages of OAO Gazprom",
"Analysis and generalization of geological and geophysical
information, and the identification of regional regularities in the variability of the structure and properties of the geological environment on the north-eastern shelf of the Sakhalin island.
Creation of a standing regional digital geological and geophysical model of the north-eastern shelf of the Sakhalin island", "Drafting of an array of regulatory documents on
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.96
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of regulatory documents on energy-related reviews of OAO Gazprom subsidiaries", "Preparation of regulatory
documents on energy conservation at OAO Gazprom in
accordance with the applicable requirements of Federal Law No.
261-FZ 'On Energy Conservation, Increases in Energy Efficiency,
and Amendments to Certain Legislative Acts of the Russian
Federation', dated November 23, 2009", "Drafting of a strategic program for the development of innovative technologies for the large-scale production of hydrogen-based energy carriers",
"Development of methods for the fixing of rates applicable to electric p
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.97
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of proposals concerning the level of increasing factors applicable to the prices set in Price List No. 26-05-28
'Wholesale Prices for the Capital Repairing, Diagnostics, and
Maintenance of Equipment and Structures at OAO Gazprom
Facilities in 2012'", "Preparation of recommendations on gas-price differentiation for industrial customers depending on seasonal fluctuations in gas consumption", "Preparation of
recommendations on improvements to the pricing formula for gas supplied to industrial customers in the Russian Federation",
"Preparation of recommendations on the development of schemes for an
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.98
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Geographical analysis and projection of increases in the use of natural gas by power-generating facilities in Russian regions with account taken of the existing uncertainty about the future situation on the market of electric power and generating capacity, and the preparation of proposals to make gas-balance forecasts more
dependable and accurate", "Analysis of new technologies for the generation and consumption of energy, and assessments of
potential related consequences for the fuel-and-energy balance and the strategic development of OAO Gazprom", "Preparation of methodological and mathematical support,
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.99
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of regulatory documents to establish requirements for the startup and commissioning of OAO Gazprom facilities",
"Preparation of a regulatory and methodological basis for project and program management at OAO Gazprom", "Preparation of
recommendations on methods to evaluate the efficiency of pre-
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
investment research", "Integrated assessment of the best existing and prospective technologies to ensure the ecologically safe production, treatment, transportation, storage, and processing of hydrocarbons at OAO Gazprom", and "Setting of normatives
regarding caps on the costs of capital repairs of different types of fixed assets at the gas-producing organizations of OAO Gazprom in 2012-2014", and to deliver the research results to OAO
Gazprom, while OAO Gazprom undertakes to accept the research results and to make payment for them up to an aggregate
maximum amount of 60.756 million Rubles

GAZPROM O A O	Russia	20110630	Annual		368287207	9.100
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of regulatory documents on improvements to the
management of energy facilities", "Drafting regulations on
investigations to look into the causes behind disruptions in the operations of energy facilities at OAO Gazprom", "Preparation of technical regulatory documents on the maintenance and repair of equipment at the electrical facilities of OAO Gazprom",
"Development of complete equipment modules for power supplies on the basis of power plants using solid-polymer fuel elements to provide electricity to OAO Gazprom facilities", "Development of technical requirements for generating units and power
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.101
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Development of large-tonnage technologies for the combined
production of liquefied natural gas and helium concentrate/helium during the processing of gas from fields in Eastern Siberia and the
Far East", "Development of technologies for the production of a mix of liquid gasoline and diesel hydrocarbons (light synthetic oil)
from natural gas", "Drafting of regulations on the designing of a pilot gas-production and gas-processing / gas-chemical complex on the basis of the Chikansky gas-condensate field", "Technical and economic analysis of the processes of recovering helium from the gas flows directed to loc
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.102
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects: "Analysis of production, technical, and economic indicators to be achieved in the development of the processing capacities of OAO Gazprom in the period until the year 2030", "Technical and economic
assessment of the efficiency of projects to launch synthetic liquid fuel production operations", "Development and technical and
economic analysis of technologies for the comprehensive refining of matrix oil with the maximum extraction of valuable products", and "Improvements to technologies for the low-tonnage
production of liquefied natural gas used as a motor fuel with a view to obtaining products of the requis
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.103
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of regulatory documents on the technical
maintenance and repair of equipment and structures at the
underground gas storages of OAO Gazprom", "Preparation of
scientific and technical proposals for the all-round development of the Kirinsky block of the Sakhalin-3 project", "Preparation of regulatory documents on the operation of concentric-tubing wells sunk at the Valanginian deposits in the Nadym-Pur-Tazovsky
region", "Preparation of regulatory documents on an industrial-
safety system for underground gas storages", "Analysis of results attained in the reconstruction and technical re-equipment o
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.104
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Development of comprehensive geophysical technologies for the exercise of control over the tapping of hydrocarbon fields and the operation of underground gas storages", "Preparation of proposals on arrangements to monitor basic indicators concerning the
consumption and technological losses of hydrocarbons (natural combustible gas, gas condensate, oil, and casinghead gas) at fields developed by the producing subsidiaries of OAO Gazprom",
"Drafting of a comprehensive earmarked program for the
development of Senonian-Turonian gas deposits in the north of
Western Siberia", "Development of technical solutions f
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.105
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Stratification of Achimovskoye field laydowns on the license sites and fields of OAO Gazprom in the Yamalo-Nenetsky Autonomous
District", "Preparation of proposals for the typification of collectors with due regard for special mass-transfer features as part of efforts to work out methods for the differentiated assessment of gas-condensate yields from different types of collectors, among them low-permeability ones, and recommendations for the
remaining reserves of complex-structure fields to be developed",
"Drafting of an all-round earmarked program for the development of non-conventional gas resources (gas
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.106
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Preparation of recommendations on the development of complex-
research methods for bedded structures during the choice of plans and methods to exploit under-gas-cap oil fringes on the basis of experimental work and hydrodynamic computations", "Technical and economic assessment of the existing condition of and
development prospects for shale-gas production operations in
Russia and elsewhere in the world", "Study of the status and prognosis of operations to develop the mineral-commodity base and the producing and exporting potential of the gas industry in
CIS countries in the years up to 2035", "Development
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.107
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the following subjects:
"Substantiation of the more promising directions in searches for hydrocarbon fields in Eastern Siberia on the basis of findings from the integrated analysis of the latest geological and geophysical data and the results of prospecting and exploration efforts over the preceding period", and "Forecast for the development of the raw-
material basis of Russia's industry in the period till the year 2050", and to deliver the research results to OAO Gazprom, while OAO
Gazprom undertakes to accept the research results and to make payment for them up to an aggregate maximum amount of
213.785 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.108
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period of three years after their execution, acting upon OAO Gazprom's instructions, research
work for OAO Gazprom covering the subject: "Upgrades to the
technology for natural gas conversion using a bi-functional
catalyst to produce synthetic liquid fuel, and proposals for the implementation of resulting solutions on a pilot-commercial scale", and to deliver the research result to OAO Gazprom, while OAO
Gazprom undertakes to accept the research result and to make payment for it up to an aggregate maximum amount of 360 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.109
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest transfers its exclusive invention rights to the invention "Cellular-structure space frame for ground reinforcement (options) and tape for its manufacture (options)" and to the utility models "Weak-foundation road-embankment coupling (options)", "Design of top dressings for motor roads (options)", and "Design of a soil side slope fortification" (for the purposes of their joint holding) to OAO
Gazprom, and OAO Gazprom undertakes to pay fees to ZAO
Yamalgazinvest for the transfer of those exclusive rights to the above invention and utility models for their joint possession up to an aggregate maximum amount of 80,000 Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.110
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to provide during the period from the execution date of the agreement till July 1, 2014, acting upon OAO Gazprom's
instructions, services involved in the evaluation of the situation for the time being in evidence with the conversion of the Russian
Federation's regions to the use of gas, while OAO Gazprom
undertakes to make payment for such services up to an aggregate maximum amount of 23.4 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.111
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to provide for a period of one year after its execution, acting upon OAO Gazprom's instructions, services involved in the updating of information about the extent to which gas pipeline branches and township-to-township gas distribution pipelines are loaded, while OAO Gazprom undertakes to make payment for
such services up to an aggregate maximum amount of 9 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.112
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to provide for a period of 18 months after the
execution date of the agreement, acting upon OAO Gazprom's
instructions, services involved in the production of a reference book on the legislative and other legal regulation of gas
distribution operations, while OAO Gazprom undertakes to make payment for such services up to an aggregate maximum amount
of 7.5 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.113
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes to provide for a period of 18 months after the
execution date of the agreement, acting upon OAO Gazprom's
instructions, consultancy services relating to the development of gas-distribution organizations and the switchover to the use of gas, while OAO Gazprom undertakes to make payment for such
services up to an aggregate maximum amount of 10.5 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.114
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Gazoraspredeleniye, pursuant to which OAO Gazprom
Gazoraspredeleniye undertakes to provide during the period from the execution date of the agreement till December 31, 2013,
acting upon OAO Gazprom's instructions, services involved in the production of a report on the rehabilitation of facilities making part of the Moscow gas pipeline ring, while OAO Gazprom undertakes to make payment for such services up to an aggregate maximum amount of 1.5 million Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.115
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Gazoraspredeleniye, pursuant to which OAO Gazprom
Gazoraspredeleniye undertakes to provide for a period of 18
months after the execution date of the agreement, acting upon
OAO Gazprom's instructions, services involved in the organization and conduct of a conference on distribution and gas consumption, while OAO Gazprom undertakes to make payment for such
services up to an aggregate maximum amount of 1.5 million
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.116
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and ZAO
Yamalgazinvest, ZAO Gaztelecom, OOO Gazprom Neftekhim
Salavat, and the Gazpromipoteka foundation ("Licensees"),
pursuant to which OAO Gazprom will grant the Licensees an
ordinary (non-exclusive) license to use its trademarks [Gazprom],
"Gazprom" and , as registered in the State Register of Trade
Marks and Service Marks of the Russian Federation, on goods
and on the labels or packaging of goods which are produced,
offered for sale, sold, or displayed at exhibitions or fairs, or otherwise introduced into civil turnover in the territory of the
Russian Federation, or are stored or transported for such
purposes, or are brought into the territory of the Russian
Federation, or during the performance of work or the provision of services, including the development of oil and gas fields and the construction of oil and gas pipelines, on covering, bu
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.117
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreement between OAO Gazprom and OAO
Gazprom Neft (the "Licensee"), pursuant to which the Licensee is entitled, subject to prior written consent from OAO Gazprom, to enter into sublicense agreements with third persons
("Sublicensees") to use the specified trademarks of OAO
Gazprom as registered in the blue, azure, and white color /color combination in the State Register of Trade Marks and Service
Marks of the Russian Federation, subject to the rights and ways to make such uses, which are available to the Licensee under the respective license agreement, and the Licensee will pay a license fee to OAO Gazprom in the form of quarterly payments for the right to use each of OAO Gazprom's foregoing trademarks under each sublicense agreement in an amount not exceeding 300 times the minimum statutory wage established by the effective
legislation of the Russian Federation as on the exe
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.118
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom, on the one
hand, and OOO Gazprom Mezhregiongaz and OAO Gazprom
Gazoraspredeleniye ("Licensees"), on the other hand, pursuant to which OAO Gazprom will grant the Licensees an ordinary (non-
exclusive) license to use its trademarks [Gazprom], "Gazprom"
and, as registered in the State Register of Trade Marks and
Service Marks of the Russian Federation, on goods and on the labels or packaging of goods which are produced, offered for sale, sold, or displayed at exhibitions or fairs, or otherwise introduced into civil turnover in the territory of the Russian Federation, or are stored or transported for such purposes, or are brought into the territory of the Russian Federation, or during the performance of work or the provision of services, including the development of oil and gas fields and the construction of oil and gas pipelines, on covering, busin
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207
Russian Federation, as well as quarterly payments for the right to use each of OAO Gazprom's above trademarks under each
sublicense agreement up to an aggregate maximum amount not
exceeding 300 times the minimum statutory wage established by the effective legislation of the Russian Federation as on the execution date of the respective transfer and acceptance acts, plus value added tax at the rate established by the effective legislation of the Russian Federation up to an aggregate
maximum amount of 552.24 million Rubles

GAZPROM O A O	Russia	20110630	Annual		368287207	9.119
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the Agreements between OAO Gazprom and Gazprom
EP International B.V. (the "Licensee"), pursuant to which OAO
Gazprom will provide the Licensee with an ordinary (non-
exclusive) license to use its trademarks, as registered with the
World Intellectual Property Organization, on goods and on the labels or packaging of goods, or during the performance of work or the provision of services, on covering, business, or other documentation, or in advertising, printed publications, or on official letterheads, or on signboards, or during the demonstration of exhibits at exhibitions and fairs, or in the Internet, or in the
Licensees' trade name, or in the Licensee's corporate seal, as well as with the right-subject to prior written consent from OAO
Gazprom-to enter into sublicense agreements with third persons
("Sublicensees") to use the foregoing trademarks subject to the rights and ways to us
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.120
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OOO
Gazprom Mezhregiongaz, pursuant to which OAO Gazprom will
deliver, and OOO Gazprom Mezhregiongaz will accept (take off), gas in an aggregate maximum amount of 302.3 billion cubic
meters (subject to applicable monthly delivery deadlines) with an aggregate maximum amount of 1.143 trillion Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.121
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OAO
Beltransgaz, pursuant to which OAO Gazprom sells, and OAO
Beltransgaz buys, gas in 2012-2014 in the amount not exceeding
69 billion cubic meters with an aggregate maximum amount of
17.25 billion U.S. Dollars and pursuant to which OAO Beltransgaz in 2012-2014 will provide gas-transportation services in the transit mode in the territory of the Republic of Belarus in an aggregate maximum amount of 142 billion cubic meters, while OAO
Gazprom will make payment for such services of transporting gas by trunk gas pipelines up to an aggregate maximum amount of 1.8 billion U.S. Dollars
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.122
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OAO Gazprom will grant OOO
Gazpromtrans temporary possession and use of facilities
comprising the railway line from the Obskaya station to the
Karskaya station (except for the properties on record under
Inventory Nos. 330652-330672) for the period not exceeding 20 years, while OOO Gazpromtrans will make payment for the use of those assets up to an aggregate maximum amount of 200 billion
Rubles
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	9.123
Approve, in accordance with Chapter XI of the Federal Law "On
Joint Stock Companies" and Chapter IX of the Charter of OAO
Gazprom, the agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company), pursuant to which
the bank will provide guarantees to the customs authorities of the
Russian Federation in regard to the obligations of OAO Gazprom as a customs broker (representative) to the extent concerning the payment of customs duties and eventual interest and penalties up to a maximum amount of 50 million Rubles, with a fee due to the bank at a rate not exceeding 1% per annum of the amount of the guarantee
									Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	10.1	Election of Andrei Igorevich Akimov to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.2	Election of Aleksandr Georgievich Ananenkov to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.3	Election of Farit Rafikovich Gazizullin to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.4	Election of Viktor Alekseevich Zubkov to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.5	Election of Elena Evgenievna Karpel to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.6	Election of Aleksei Borisovich Miller to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.7	Election of Valery Abramovich Musin to the Board of Directors of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	10.8	Election of Elvira Sakhipzadovna Nabiullina to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.9	Election of Mikhail Leonidovich Sereda to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.10	Election of Sergei Ivanovich Shmatko to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	10.11	Election of Igor Khanukovich Yusufov to the Board of Directors of OAO Gazprom		Mgmt.	For	Abstain
GAZPROM O A O	Russia	20110630	Annual		368287207	11.1	Election of Dmitry Aleksandrovich Arkhipov to the Audit Commission of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	11.2	Election of Andrei Viktorovich Belobrov to the Audit Commission of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	Annual		368287207	11.3	Election of Vadim Kasymovich Bikulov to the Audit Commission of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	11.4	Election of Aleksei Borisovich Mironov to the Audit Commission of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	Annual		368287207	11.5	Election of Lidiya Vasilievna Morozova to the Audit Commission of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	Annual		368287207	11.6	Election of Anna Borisovna Nesterova to the Audit Commission of OAO Gazprom		Mgmt.	For	None
GAZPROM O A O	Russia	20110630	Annual		368287207	11.7	Election of Yury Stanislavovich Nosov to the Audit Commission of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	11.8	Election of Karen Iosifovich Oganyan to the Audit Commission of OAO Gazprom		Mgmt.	For	None
GAZPROM O A O	Russia	20110630	Annual		368287207	11.9	Election of Konstantin Valerievich Pesotsky to the Audit Commission of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	11.10	Election of Maria Gennadievna Tikhonova to the Audit Commission of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	Annual		368287207	11.11	Election of Aleksandr Sergeyevich Yugov to the Audit Commission of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	EGM		368287207	1	Early terminate powers of the members of the Board of Directors of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	EGM		368287207	2.1	Election of Akimov Andrey Igorevich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.2	Election of Ananenkov Alexander Georgievich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.3	Election of Gazizullin Farit Rafikovich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.4	Election of Karpel Elena Evgenievna to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.5	Election of Kulibaev Timur to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.6	Election of Martynov Viktor Georgievich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.7	Election of Mau Vladimir Alexandrovich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.8	Election of Miller Alexey Borisovich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.9	Election of Musin Valery Abramovich to the Board of Directors of OAO Gazprom		Mgmt.	For	For
GAZPROM O A O	Russia	20110630	EGM		368287207	2.10	Election of Sereda Mikhail Leonidovich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.11	Election of Yusufov Igor Khanukovich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
GAZPROM O A O	Russia	20110630	EGM		368287207	2.12	Election of Zubkov Viktor Alexeevich to the Board of Directors of OAO Gazprom		Mgmt.	For	Against
OAO GAZPROM	Russia	20110630	Consent		368287207	01	EARLY TERMINATE POWERS OF THE MEMBERS OF THE BOARD OF DIRECTORS OF OAO GAZPROM.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	2A	ELECTION OF DIRECTOR: AKIMOV ANDREY IGOREVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2B	ELECTION OF DIRECTOR: ANANENKOV ALEXANDER GEORGIEVICH RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2C	ELECTION OF DIRECTOR: GAZIZULLIN FARIT RAFIKOVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2D	ELECTION OF DIRECTOR: KARPEL ELENA EVGENIEVNA RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2E	ELECTION OF DIRECTOR: KULIBAEV TIMUR		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2F	ELECTION OF DIRECTOR: MARTYNOV VIKTOR GEORGIEVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2G	ELECTION OF DIRECTOR: MAU VLADIMIR ALEXANDROVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2H	ELECTION OF DIRECTOR: MILLER ALEXEY BORISOVICH RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2I	ELECTION OF DIRECTOR: MUSIN VALERY ABRAMOVICH RECOMMENDED		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	2J	ELECTION OF DIRECTOR: SEREDA MIKHAIL LEONIDOVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2K	ELECTION OF DIRECTOR: YUSUFOV IGOR KHANUKOVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	2L	ELECTION OF DIRECTOR: ZUBKOV VIKTOR ALEXEEVICH		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	01	APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR 2010.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	02	APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING THE PROFIT AND LOSS REPORT OF THE COMPANY BASED ON THE RESULTS OF 2010.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	03	APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY BASED ON THE RESULTS OF 2010.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	04	APPROVE THE AMOUNT OF, TIME FOR AND FORM OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S SHARES THAT HAVE BEEN RECOMMENDED BY THE BOARD OF DIRECTORS OF THE COMPANY.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	05	APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	06	APPROVE AMENDMENTS TO THE CHARTER OF OAO GAZPROM.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	07	PAY REMUNERATION TO MEMBERS OF THE BOARD OF DIRECTORS IN THE AMOUNTS RECOMMENDED BY THE BOARD OF DIRECTORS OF THE COMPANY.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	08	PAY REMUNERATION TO MEMBERS OF THE AUDIT COMMISSION IN THE AMOUNTS RECOMMENDED BY THE BOARD OF DIRECTORS OF THE COMPANY.		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9A
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY)
REGARDING RECEIPT BY OAO GAZPROM OF FUNDS WITH A
MAXIMUM AMOUNT OF 500 MILLION U.S. DOLLARS OR ITS
EQUIVALENT IN RUBLES OR EUROS, FOR A TERM NOT
EXCEEDING FIVE YEARS, WITH INTEREST FOR USING THE
LOANS TO BE PAID AT A RATE NOT EXCEEDING 12% PER
ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS / EUROS
AND AT A RATE NOT EXCEEDING THE BANK OF RUSSIA'S
REFINANCING RATE IN EFFECT ON THE DATE OF ENTRY
INTO THE APPLICABLE LOAN AGREEMENT, PLUS 3% PER
ANNUM, IN THE CASE OF LOANS IN RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9B
AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK
OF RUSSIA OAO REGARDING RECEIPT BY OAO GAZPROM
OF FUNDS WITH A MAXIMUM AMOUNT OF 1.5 BILLION U.S.
DOLLARS OR ITS EQUIVALENT IN RUBLES OR EUROS, FOR
A TERM NOT EXCEEDING FIVE YEARS, WITH INTEREST FOR
USING THE LOANS TO BE PAID AT A RATE NOT EXCEEDING
12% PER ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS /
EUROS AND AT A RATE NOT EXCEEDING THE BANK OF
RUSSIA'S REFINANCING RATE IN EFFECT ON THE DATE OF
ENTRY INTO THE APPLICABLE LOAN AGREEMENT, PLUS 3%
PER ANNUM, IN THE CASE OF LOANS IN RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9C
AGREEMENTS BETWEEN OAO GAZPROM AND OAO BANK
VTB REGARDING RECEIPT BY OAO GAZPROM OF FUNDS
WITH A MAXIMUM AMOUNT OF ONE BILLION U.S. DOLLARS
OR ITS EQUIVALENT IN RUBLES OR EUROS, FOR A TERM
NOT EXCEEDING FIVE YEARS, WITH INTEREST FOR USING
THE LOANS TO BE PAID AT A RATE NOT EXCEEDING 12%
PER ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS /
EUROS AND AT A RATE NOT EXCEEDING THE BANK OF
RUSSIA'S REFINANCING RATE IN EFFECT ON THE DATE OF
ENTRY INTO THE APPLICABLE LOAN AGREEMENT, PLUS 3%
PER ANNUM, IN THE CASE OF LOANS IN RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9D
AGREEMENTS BETWEEN OAO GAZPROM AND STATE
CORPORATION "BANK FOR DEVELOPMENT AND FOREIGN
ECONOMIC AFFAIRS (VNESHECONOMBANK)" REGARDING
RECEIPT BY OAO GAZPROM OF FUNDS WITH A MAXIMUM
AMOUNT OF ONE BILLION U.S. DOLLARS OR ITS
EQUIVALENT IN RUBLES OR EUROS, FOR A TERM NOT
EXCEEDING FIVE YEARS, WITH INTEREST FOR USING
LOANS TO BE PAID AT A RATE NOT EXCEEDING 12% PER
ANNUM IN CASE OF LOANS IN U.S. DOLLARS/EUROS & AT A
RATE NOT EXCEEDING BANK OF RUSSIA'S REFINANCING
RATE IN EFFECT ON DATE OF ENTRY INTO APPLICABLE
LOAN AGREEMENT, PLUS 3% PER ANNUM.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9E
TRANSACTIONS BETWEEN OAO GAZPROM AND
GAZPROMBANK, TO BE ENTERED INTO UNDER A LOAN
FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE
BANK, INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS
WITH A MAXIMUM AMOUNT OF 25 BILLION RUBLES, FOR A
TERM NOT EXCEEDING 30 CALENDAR DAYS, WITH
INTEREST FOR USING THE LOANS TO BE PAID AT A RATE
NOT EXCEEDING THE REFERENCE OFFERED RATE FOR
RUBLE LOANS IN THE MOSCOW MONEY MARKET
ESTABLISHED FOR LOANS WITH A MATURITY EQUAL TO A
PERIOD OF USING THE APPLICABLE LOAN, QUOTED AS OF
THE DATE OF ENTRY INTO THE APPLICABLE TRANSACTION,
INCREASED BY 2%.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9F
TRANSACTIONS BETWEEN OAO GAZPROM AND SBERBANK
OF RUSSIA OAO, TO BE ENTERED INTO UNDER A LOAN
FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE
BANK, INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS
WITH A MAXIMUM AMOUNT OF 17 BILLION RUBLES, FOR A
TERM NOT EXCEEDING 30 CALENDAR DAYS, WITH
INTEREST FOR USING THE LOANS TO BE PAID AT A RATE
NOT EXCEEDING THE REFERENCE OFFERED RATE FOR
RUBLE LOANS IN MOSCOW MONEY MARKET ESTABLISHED
FOR LOANS WITH A MATURITY EQUAL TO PERIOD OF
USING APPLICABLE LOAN, QUOTED AS OF DATE OF ENTRY
INTO APPLICABLE TRANSACTION, INCREASED BY 4%.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9G
TRANSACTIONS BETWEEN OAO GAZPROM AND OAO BANK
VTB, TO BE ENTERED INTO UNDER A LOAN FACILITY
AGREEMENT BETWEEN OAO GAZPROM AND THE BANK,
INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS WITH A
MAXIMUM AMOUNT OF FIVE BILLION RUBLES, FOR A TERM
NOT EXCEEDING 30 CALENDAR DAYS, WITH INTEREST FOR
USING THE LOANS TO BE PAID AT A RATE NOT EXCEEDING
THE REFERENCE OFFERED RATE FOR RUBLE LOANS IN
THE MOSCOW MONEY MARKET ESTABLISHED FOR LOANS
WITH A MATURITY EQUAL TO THE PERIOD OF USING THE
APPLICABLE LOAN, QUOTED AS OF DATE OF ENTRY INTO
THE APPLICABLE TRANSACTION, INCREASED BY 4%.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9H
TRANSACTIONS BETWEEN OAO GAZPROM AND OAO BANK
ROSSIYA, TO BE ENTERED INTO UNDER A LOAN FACILITY
AGREEMENT BETWEEN OAO GAZPROM AND THE BANK,
INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS WITH A
MAXIMUM AMOUNT OF 100 MILLION U.S. DOLLARS, FOR A
TERM NOT EXCEEDING 30 CALENDAR DAYS, WITH
INTEREST FOR USING THE LOANS TO BE PAID AT A RATE
NOT EXCEEDING THE LONDON INTERBANK OFFERED RATE
(LIBOR) ESTABLISHED FOR LOANS WITH A MATURITY
EQUAL TO THE PERIOD OF USING THE APPLICABLE LOAN,
QUOTED AS OF THE DATE OF ENTRY INTO THE
APPLICABLE TRANSACTION, INCREASED BY 4%.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9I
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY),
PURSUANT TO WHICH GAZPROMBANK (OPEN JOINT STOCK
COMPANY) WILL ACCEPT AND CREDIT, UPON THE TERMS
AND CONDITIONS ANNOUNCED BY IT, FUNDS
TRANSFERRED TO ACCOUNTS OPENED BY OAO GAZPROM
AND CONDUCT OPERATIONS THROUGH THE ACCOUNTS,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, AS WELL
AS AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY)
REGARDING MAINTENANCE IN THE ACCOUNT OF A NON-
REDUCIBLE BALANCE WITH A MAXIMUM AMOUNT NOT
EXCEEDING 20 BILLION RUBLES OR ITS EQUIVALENT
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9J
AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK
OF RUSSIA OAO, OAO BANK VTB, AND OAO BANK ROSSIYA,
PURSUANT TO WHICH THE BANKS WILL ACCEPT AND
CREDIT, UPON THE TERMS AND CONDITIONS ANNOUNCED
BY THE BANKS, FUNDS TRANSFERRED TO ACCOUNTS
OPENED BY OAO GAZPROM AND CONDUCT OPERATIONS
THROUGH THE ACCOUNTS ACTING UPON OAO GAZPROM'S
INSTRUCTIONS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9K
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK, SBERBANK OF RUSSIA OAO, OAO BANK
VTB AND OAO BANK ROSSIYA, PURSUANT TO WHICH THE
BANKS WILL PROVIDE SERVICES TO OAO GAZPROM
MAKING USE OF ELECTRONIC PAYMENTS SYSTEM OF THE
RESPECTIVE BANK, INCLUDING RECEIPT FROM OAO
GAZPROM OF ELECTRONIC PAYMENT DOCUMENTS FOR
EXECUTING PAYMENT OPERATIONS THROUGH THE
ACCOUNTS, PROVISION OF ELECTRONIC STATEMENTS OF
ACCOUNTS AND CONDUCT OF OTHER ELECTRONIC
DOCUMENT PROCESSING, AND OAO GAZPROM WILL MAKE
PAYMENT FOR THE SERVICES PROVIDED AT TARIFFS OF
RESPECTIVE BANK.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9L
FOREIGN CURRENCY PURCHASE/SALE TRANSACTIONS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN
JOINT STOCK COMPANY), TO BE ENTERED INTO UNDER
THE GENERAL AGREEMENT ON THE CONDUCT OF
CONVERSION OPERATIONS NO. 3446 BETWEEN OAO
GAZPROM AND THE BANK DATED SEPTEMBER 12, 2006,
WITH A MAXIMUM AMOUNT OF 500 MILLION U.S. DOLLARS
OR ITS EQUIVALENT IN RUBLES, EUROS OR OTHER
CURRENCY FOR EACH TRANSACTION.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9M
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY),
PURSUANT TO WHICH OAO GAZPROM WILL GRANT
SURETYSHIPS TO SECURE PERFORMANCE BY OAO
GAZPROM'S SUBSIDIARY COMPANIES OF THEIR
OBLIGATIONS TO GAZPROMBANK (OPEN JOINT STOCK
COMPANY) WITH RESPECT TO THE BANK'S GUARANTEES
ISSUED TO THE RUSSIAN FEDERATION'S TAX AUTHORITIES
IN CONNECTION WITH THE SUBSIDIARY COMPANIES
CHALLENGING SUCH TAX AUTHORITIES' CLAIMS IN COURT,
WITH AN AGGREGATE MAXIMUM AMOUNT EQUIVALENT TO
500 MILLION U.S. DOLLARS AND FOR A PERIOD NOT
EXCEEDING 14 MONTHS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9N
AGREEMENTS BETWEEN OAO GAZPROM AND SBERBANK
OF RUSSIA OAO, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT SURETYSHIPS TO SECURE PERFORMANCE BY
OAO GAZPROM'S SUBSIDIARY COMPANIES OF THEIR
OBLIGATIONS TO SBERBANK OF RUSSIA OAO WITH
RESPECT TO THE BANK'S GUARANTEES ISSUED TO THE
RUSSIAN FEDERATION'S TAX AUTHORITIES IN
CONNECTION WITH THE SUBSIDIARY COMPANIES
CHALLENGING SUCH TAX AUTHORITIES' CLAIMS IN COURT,
WITH AN AGGREGATE MAXIMUM AMOUNT EQUIVALENT TO
500 MILLION U.S. DOLLARS AND FOR A PERIOD NOT
EXCEEDING 14 MONTHS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9O
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY),
PURSUANT TO WHICH OAO GAZPROM WILL ISSUE
SURETYSHIPS TO SECURE PERFORMANCE BY OAO
GAZPROM'S SUBSIDIARY COMPANIES OF THEIR
OBLIGATIONS TO SBERBANK OF RUSSIA OAO WITH
RESPECT TO THE BANK'S GUARANTEES ISSUED TO THE
RUSSIAN FEDERATION'S TAX AUTHORITIES TO SECURE
OBLIGATIONS OF THE ABOVEMENTIONED COMPANIES TO
PAY EXCISE TAXES IN CONNECTION WITH EXPORTS OF
EXCISABLE OIL PRODUCTS & EVENTUAL PENALTIES, WITH
MAXIMUM AMOUNT OF 1.8 BILLION RUBLES AND FOR A
PERIOD NOT EXCEEDING 18 MONTHS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9P
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROMTRANS, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT OOO GAZPROMTRANS TEMPORARY
POSSESSION AND USE OF THE INFRASTRUCTURE
FACILITIES OF THE RAILWAY STATIONS OF THE
SURGUTSKIY CONDENSATE STABILIZATION PLANT, OF THE
SERNAYA RAILWAY STATION AND OF THE TVYORDAYA
SERA RAILWAY STATION, THE FACILITIES OF THE RAILWAY
STATION SITUATED IN THE TOWN OF SLAVYANSK-NA-
KUBANI, THE FACILITIES OF THE RAILWAY LINE FROM THE
OBSKAYA STATION TO THE KARSKAYA STATION, ALL AS
MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9Q
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZPROM NEFT ORENBURG, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT ZAO GAZPROM NEFT ORENBURG
TEMPORARY POSSESSION AND USE OF THE WELLS AND
DOWNHOLE AND ABOVE-GROUND WELL EQUIPMENT
WITHIN THE EASTERN SEGMENT OF THE
ORENBURGSKOYE OIL AND GAS-CONDENSATE FIELD FOR
A PERIOD NOT EXCEEDING 12 MONTHS, AND ZAO
GAZPROM NEFT ORENBURG WILL MAKE PAYMENT FOR
USING SUCH PROPERTY UP TO A MAXIMUM AMOUNT OF
1.63 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9R
AGREEMENTS BETWEEN OAO GAZPROM AND DOAO
TSENTRENERGOGAZ OF OAO GAZPROM, PURSUANT TO
WHICH OAO GAZPROM WILL GRANT DOAO
TSENTRENERGOGAZ OF OAO GAZPROM TEMPORARY
POSSESSION AND USE OF THE BUILDING AND EQUIPMENT
OF THE REPAIR AND MACHINING SHOP AT THE HOME BASE
OF THE OIL AND GAS PRODUCTION DEPARTMENT FOR THE
ZAPOLYARNOYE GAS-OIL-CONDENSATE FIELD, SITUATED
IN THE YAMALO-NENETSKIY AUTONOMOUS AREA,
TAZOVSKIY DISTRICT, TOWNSHIP OF NOVOZAPOLYARNYI,
ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9S
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
TSENTRGAZ, PURSUANT TO WHICH OAO GAZPROM WILL
GRANT OAO TSENTRGAZ TEMPORARY POSSESSION AND
USE OF THE FACILITIES OF A PREVENTATIVE CLINIC
SITUATED IN THE TULA REGION, SHCHEKINSKY DISTRICT,
TOWNSHIP OF GRUMANT, AS WELL AS THE SOFTWARE
AND HARDWARE SOLUTIONS "SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OAO
TSENTRGAZ LEVEL (ERP)", "OAO GAZPROM LONG-TERM
INVESTMENTS REPORTING AND ANALYSIS SYSTEM (LTIAA)
AT OAO TSENTRGAZ LEVEL", ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9T
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT OAO GAZPROM PROMGAZ
TEMPORARY POSSESSION AND USE OF EXPERIMENTAL
PROTOTYPES OF GAS-USING EQUIPMENT LOCATED IN THE
ROSTOV REGION, TOWN OF KAMENSK-SHAKHTINSKY, AND
THE KEMEROVO REGION, CITY OF NOVOKUZNETSK,
AEROSPACE DATA PROCESSING SOFTWARE AND
EQUIPMENT COMPLEX, AS WELL AS EXPERIMENTAL
MODEL "AUTOMATED INFORMATION SYSTEM
"MONITORING" FOR A PERIOD NOT EXCEEDING 12
MONTHS, AND OAO GAZPROM PROMGAZ WILL MAKE
PAYMENT FOR USING SUCH PROPERTY.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9U
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY),
PURSUANT TO WHICH OAO GAZPROM WILL GRANT
GAZPROMBANK TEMPORARY POSSESSION AND USE OF
THE NON-RESIDENTIAL PREMISES IN A BUILDING THAT ARE
SITUATED AT 31 LENINA STREET, YUGORSK, TYUMEN
REGION AND ARE USED TO HOUSE A BRANCH OF
GAZPROMBANK, WITH A TOTAL FLOOR SPACE OF 810.6
SQUARE METERS, AND THE PLOT OF LAND OCCUPIED BY
BUILDING & REQUIRED FOR USE OF THAT BUILDING, WITH
AN AREA OF 3,371 SQUARE METERS, FOR A PERIOD NOT
EXCEEDING 12 MONTHS, & GAZPROMBANK WILL MAKE
PAYMENT FOR USING PROPERTY.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9V
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM NEFTEKHIM SALAVAT, PURSUANT TO WHICH
OAO GAZPROM WILL GRANT OAO GAZPROM NEFTEKHIM
SALAVAT TEMPORARY POSSESSION AND USE OF THE GAS
CONDENSATE PIPELINE RUNNING FROM THE
KARACHAGANAKSKOYE GAS CONDENSATE FIELD TO THE
ORENBURG GAS REFINERY FOR A PERIOD NOT
EXCEEDING 12 MONTHS, AND OAO GAZPROM NEFTEKHIM
SALAVAT WILL MAKE PAYMENT FOR USING SUCH
PROPERTY UP TO A MAXIMUM AMOUNT OF 309,000
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9W
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
VOSTOKGAZPROM, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT OAO VOSTOKGAZPROM TEMPORARY
POSSESSION AND USE OF AN M-468R SPECIALPURPOSE
COMMUNICATIONS INSTALLATION FOR A PERIOD NOT
EXCEEDING 12 MONTHS, AND OAO VOSTOKGAZPROM WILL
MAKE PAYMENT FOR USING SUCH PROPERTY UP TO A
MAXIMUM AMOUNT OF 274,000 RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9X
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM EXPORT, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT OOO GAZPROM EXPORT TEMPORARY
POSSESSION AND USE OF AN M-468R SPECIALPURPOSE
COMMUNICATIONS INSTALLATION, AS WELL AS THE
SOFTWARE AND HARDWARE SOLUTIONS "OAO GAZPROM
LONG-TERM INVESTMENTS REPORTING AND ANALYSIS
SYSTEM (LTIAA) AT OOO GAZPROM EXPORT LEVEL" AND
"SYSTEM OF REPORTING AND ANALYSIS OF INFORMATION
ON NON-CORE ASSETS WITHIN OAO GAZPROM SYSTEM
(RAINCA) AT OOO GAZPROM EXPORT LEVEL" FOR A
PERIOD NOT EXCEEDING 12 MONTHS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9Y
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM NEFT, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT OAO GAZPROM NEFT TEMPORARY
POSSESSION AND USE OF AN M-468R SPECIALPURPOSE
COMMUNICATIONS INSTALLATION, AS WELL AS THE
SOFTWARE AND HARDWARE SOLUTIONS "SYSTEM FOR
MANAGING OAO GAZPROM'S PROPERTY AND OTHER
ASSETS AT OAO GAZPROM NEFT LEVEL (ERP)", "OAO
GAZPROM LONG-TERM INVESTMENTS REPORTING AND
ANALYSIS SYSTEM (LTIAA) AT OAO GAZPROM NEFT LEVEL",
ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9Z
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM SPACE SYSTEMS, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT OAO GAZPROM SPACE SYSTEMS
TEMPORARY POSSESSION AND USE OF THE SOFTWARE
AND HARDWARE SOLUTIONS "SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OAO
GAZPROM SPACE SYSTEMS LEVEL (ERP)", "OAO GAZPROM
LONG-TERM INVESTMENTS REPORTING AND ANALYSIS
SYSTEM (LTIAA) AT OAO GAZPROM SPACE SYSTEMS
LEVEL" AND "ELECTRONIC ARCHIVE MODULE AT OAO
GAZPROM SPACE SYSTEMS LEVEL" FOR A PERIOD NOT
EXCEEDING 12 MONTHS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AA
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
YAMALGAZINVEST, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT ZAO YAMALGAZINVEST TEMPORARY
POSSESSION AND USE OF THE SOFTWARE AND
HARDWARE SOLUTIONS "SYSTEM FOR MANAGING OAO
GAZPROM'S PROPERTY AND OTHER ASSETS AT ZAO
YAMALGAZINVEST LEVEL (ERP)" AND "ELECTRONIC
ARCHIVE MODULE AT ZAO YAMALGAZINVEST LEVEL" FOR A
PERIOD NOT EXCEEDING 12 MONTHS, AND ZAO
YAMALGAZINVEST WILL MAKE PAYMENT FOR USING SUCH
PROPERTY UP TO A MAXIMUM AMOUNT OF 12.1 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AB
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZPROM INVEST YUG, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT ZAO GAZPROM INVEST YUG
TEMPORARY POSSESSION AND USE OF THE SOFTWARE
AND HARDWARE SOLUTIONS "SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT ZAO
GAZPROM INVEST YUG LEVEL (ERP)" AND "ELECTRONIC
ARCHIVE MODULE AT ZAO GAZPROM INVEST YUG LEVEL"
FOR A PERIOD NOT EXCEEDING 12 MONTHS, AND ZAO
GAZPROM INVEST YUG WILL MAKE PAYMENT FOR USING
SUCH PROPERTY UP TO A MAXIMUM AMOUNT OF 5.3
MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AC
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM MEZHREGIONGAZ, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT OOO GAZPROM MEZHREGIONGAZ
TEMPORARY POSSESSION AND USE OF THE SOFTWARE
AND HARDWARE SOLUTIONS "SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OOO
GAZPROM MEZHREGIONGAZ LEVEL (ERP)", "OAO GAZPROM
LONG-TERM INVESTMENTS REPORTING AND ANALYSIS
SYSTEM (LTIAA) AT OOO GAZPROM MEZHREGIONGAZ
LEVEL", "SYSTEM OF REPORTING AND ANALYSIS OF
INFORMATION ON NON-CORE ASSETS WITHIN OAO
GAZPROM SYSTEM (RAINCA) AT OOO GAZPROM
MEZHREGIONGAZ LEVEL"
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AD
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM KOMPLEKTATSIYA, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT OOO GAZPROM KOMPLEKTATSIYA
TEMPORARY POSSESSION AND USE OF THE SOFTWARE
AND HARDWARE SOLUTIONS "SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OOO
GAZPROM KOMPLEKTATSIYA LEVEL (ERP)", "OAO
GAZPROM LONG-TERM INVESTMENTS REPORTING AND
ANALYSIS SYSTEM (LTIAA) AT OOO GAZPROM
KOMPLEKTATSIYA LEVEL", "SYSTEM OF REPORTING AND
ANALYSIS OF INFORMATION ON NON-CORE ASSETS WITHIN
OAO GAZPROM SYSTEM (RAINCA) AT OOO GAZPROM
KOMPLEKTATSIYA LEVEL"
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AE
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM TSENTRREMONT, PURSUANT TO WHICH OAO
GAZPROM WILL GRANT OOO GAZPROM TSENTRREMONT
TEMPORARY POSSESSION AND USE OF THE SOFTWARE
AND HARDWARE COMPLEXES "SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OOO
GAZPROM TSENTRREMONT LEVEL (ERP)", "OAO GAZPROM
LONG-TERM INVESTMENTS REPORTING AND ANALYSIS
SYSTEM (LTIAA) AT OOO GAZPROM TSENTRREMONT
LEVEL", AND "ELECTRONIC ARCHIVE MODULE AT OOO
GAZPROM TSENTRREMONT LEVEL" FOR A PERIOD NOT
EXCEEDING 12 MONTHS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AF
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZTELECOM, PURSUANT TO WHICH OAO GAZPROM WILL
GRANT ZAO GAZTELECOM TEMPORARY POSSESSION AND
USE OF COMMUNICATIONS FACILITIES COMPRISED OF
BUILDINGS, COMMUNICATIONS LINES, COMMUNICATIONS
NETWORKS, CABLE DUCT SYSTEMS AND EQUIPMENT,
WHICH ARE LOCATED IN THE CITY OF MOSCOW, THE CITY
OF SAINT PETERSBURG, THE CITY OF MALOYAROSLAVETS,
THE CITY OF ROSTOV-ON-DON, THE CITY OF KALININGRAD,
THE MOSCOW REGION AND THE SMOLENSK REGION OF
THE RUSSIAN FEDERATION, AND IN THE TERRITORY OF
THE REPUBLIC OF BELARUS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AG
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM GAZORASPREDELENIYE, PURSUANT TO WHICH
OAO GAZPROM WILL GRANT OAO GAZPROM
GAZORASPREDELENIYE TEMPORARY POSSESSION AND
USE OF THE PROPERTY COMPLEX OF A GAS-DISTRIBUTION
SYSTEM COMPRISED OF FACILITIES INTENDED FOR THE
TRANSPORTATION AND FEEDING OF GAS DIRECTLY TO
CONSUMERS, AND USE OF THE SOFTWARE AND
HARDWARE SOLUTIONS "SYSTEM FOR MANAGING OAO
GAZPROM'S PROPERTY AND OTHER ASSETS AT OAO
GAZPROMREGIONGAZ LEVEL (ERP) ", "OAO GAZPROM
LONG-TERM INVESTMENTS REPORTING AND ANALYSIS
SYSTEM (LTIAA)
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AH
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
DRUZHBA, PURSUANT TO WHICH OAO GAZPROM WILL
GRANT OAO DRUZHBA TEMPORARY POSSESSION AND USE
OF THE FACILITIES OF DRUZHBA VACATION CENTER
SITUATED IN THE MOSCOW REGION, NARO-FOMINSK
DISTRICT, VILLAGE OF ROGOZININO, FOR A PERIOD NOT
EXCEEDING 12 MONTHS, AND OAO DRUZHBA WILL MAKE
PAYMENT FOR USING SUCH PROPERTY UP TO A MAXIMUM
AMOUNT OF 278.32 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AI
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY),
PURSUANT TO WHICH THE BANK, ACTING AS A CUSTOMS
BROKER, WILL ISSUE GUARANTEES TO THE RUSSIAN
FEDERATION'S CUSTOMS AUTHORITIES IN RESPECT OF
OAO GAZPROM'S OBLIGATIONS TO PAY CUSTOMS DUTIES
AND EVENTUAL INTEREST AND PENALTIES, WITH A
MAXIMUM AMOUNT EQUIVALENT TO ONE MILLION EUROS,
WITH A FEE DUE TO THE BANK AT A RATE NOT EXCEEDING
1% PER ANNUM OF THE AMOUNT OF THE GUARANTEE
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AJ
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM MEZHREGIONGAZ, PURSUANT TO WHICH OAO
GAZPROM UNDERTAKES, ACTING ON BEHALF OF OOO
GAZPROM MEZHREGIONGAZ AND UPON ITS
INSTRUCTIONS, TO DECLARE FOR CUSTOMS PURPOSES
THE NATURAL GAS TRANSPORTED BY PIPELINE ACROSS
THE CUSTOMS BORDER OF THE RUSSIAN FEDERATION,
AND OOO GAZPROM MEZHREGIONGAZ UNDERTAKES TO
PAY FOR SUCH SERVICES IN THE AMOUNT NOT
EXCEEDING 3,000 RUBLES PER CARGO CUSTOMS
DECLARATION, AS WELL AS THE VALUE ADDED TAX AT THE
RATE REQUIRED BY THE EFFECTIVE LEGISLATION OF THE
RUSSIAN FEDERATION.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AK
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
NOVATEK, PURSUANT TO WHICH OAO GAZPROM
UNDERTAKES, ACTING ON BEHALF OF OAO NOVATEK AND
UPON ITS INSTRUCTIONS, TO DECLARE FOR CUSTOMS
PURPOSES THE NATURAL GAS TRANSPORTED BY PIPELINE
ACROSS THE CUSTOMS BORDER OF THE RUSSIAN
FEDERATION, AND OAO NOVATEK UNDERTAKES TO PAY
FOR SUCH SERVICES IN AMOUNT NOT EXCEEDING 1.58
RUBLES PER THOUSAND CUBIC METERS OF NATURAL GAS,
AS WELL AS VALUE ADDED TAX AT THE RATE REQUIRED
BY EFFECTIVE LEGISLATION OF RUSSIAN FEDERATION, ON
BASIS OF MONTHLY VOLUME OF TRANSPORTED NATURAL
GAS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AL
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM NEFT, PURSUANT TO WHICH OAO GAZPROM
UNDERTAKES, ACTING ON BEHALF OF OAO GAZPROM
NEFT AND UPON ITS INSTRUCTIONS, TO DECLARE FOR
CUSTOMS PURPOSES THE NATURAL GAS TRANSPORTED
BY PIPELINE ACROSS THE CUSTOMS BORDER OF THE
RUSSIAN FEDERATION, AND OAO GAZPROM NEFT
UNDERTAKES TO PAY FOR SUCH SERVICES IN THE
AMOUNT NOT EXCEEDING 1.58 RUBLES PER THOUSAND
CUBIC METERS OF NATURAL GAS, AS WELL AS THE VALUE
ADDED TAX AT THE RATE REQUIRED BY THE EFFECTIVE
LEGISLATION OF THE RUSSIAN FEDERATION.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AM
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM MEZHREGIONGAZ, PURSUANT TO WHICH OOO
GAZPROM MEZHREGIONGAZ UNDERTAKES, ACTING UPON
OAO GAZPROM'S INSTRUCTIONS, FOR A TOTAL FEE NOT
EXCEEDING 476.43 MILLION RUBLES, IN ITS OWN NAME,
BUT FOR OAO GAZPROM'S ACCOUNT, TO ACCEPT GAS
PRODUCED BY OAO GAZPROM AND THE LATTER'S
AFFILIATES AND SELL IT THROUGH THE ELECTRONIC
TRADING SITE OF OOO GAZPROM MEZHREGIONGAZ AND
AT A COMMODITY EXCHANGE IN THE AMOUNT NOT
EXCEEDING 21.25 BILLION CUBIC METERS FOR THE SUM
NOT EXCEEDING 47.64 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AN
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM MEZHREGIONGAZ, PURSUANT TO WHICH OOO
GAZPROM MEZHREGIONGAZ WILL DELIVER AND OAO
GAZPROM WILL ACCEPT (TAKE OFF) GAS PURCHASED BY
OOO GAZPROM MEZHREGIONGAZ FROM INDEPENDENT
ENTITIES IN THE AMOUNT NOT EXCEEDING 12 BILLION
CUBIC METERS AND WILL MAKE PAYMENT FOR THE GAS
UP TO AN AGGREGATE MAXIMUM AMOUNT OF 43.9 BILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AO
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM EXPORT, PURSUANT TO WHICH OOO GAZPROM
EXPORT UNDERTAKES, ACTING UPON OAO GAZPROM'S
INSTRUCTIONS AND FOR A TOTAL FEE NOT EXCEEDING
300 MILLION RUBLES, IN ITS OWN NAME, BUT FOR OAO
GAZPROM'S ACCOUNT, TO ACCEPT COMMERCIAL
PRODUCTS OWNED BY OAO GAZPROM, INCLUDING CRUDE
OIL, GAS CONDENSATE, SULPHUR AND REFINED
PRODUCTS AND SELL THEM IN THE MARKET OUTSIDE THE
TERRITORY OF THE RUSSIAN FEDERATION, IN THE
AMOUNT NOT EXCEEDING 5.5 MILLION TONS FOR THE SUM
NOT EXCEEDING 60 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AP
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
NORTHGAS, PURSUANT TO WHICH ZAO NORTHGAS WILL
DELIVER, AND OAO GAZPROM WILL ACCEPT (TAKE OFF),
GAS IN THE AMOUNT NOT EXCEEDING 60 MILLION CUBIC
METERS, DELIVERABLE ON A MONTHLY BASIS, AND OAO
GAZPROM WILL MAKE PAYMENT FOR THE GAS UP TO AN
AGGREGATE MAXIMUM AMOUNT OF 61 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AQ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
SEVERNEFTEGAZPROM, PURSUANT TO WHICH OAO
SEVERNEFTEGAZPROM WILL DELIVER, AND OAO GAZPROM
WILL ACCEPT (TAKE OFF), GAS IN THE AMOUNT NOT
EXCEEDING 17 BILLION CUBIC METERS, AND OAO
GAZPROM WILL MAKE PAYMENT FOR THE GAS UP TO AN
AGGREGATE MAXIMUM AMOUNT OF 30.09 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AR
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZPROM NEFT ORENBURG, PURSUANT TO WHICH ZAO
GAZPROM NEFT ORENBURG WILL DELIVER, AND OAO
GAZPROM WILL ACCEPT (TAKE OFF), UNSTABLE CRUDE OIL
IN THE AMOUNT NOT EXCEEDING 800 THOUSAND TONS,
AND OAO GAZPROM WILL MAKE PAYMENT FOR THE CRUDE
OIL UP TO AN AGGREGATE MAXIMUM AMOUNT OF 7
BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AS
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
NOVATEK, PURSUANT TO WHICH OAO NOVATEK WILL
DELIVER, AND OAO GAZPROM WILL ACCEPT (TAKE OFF),
GAS IN THE AMOUNT NOT EXCEEDING 41 BILLION CUBIC
METERS, AND OAO GAZPROM WILL MAKE PAYMENT FOR
THE GAS UP TO AN AGGREGATE MAXIMUM AMOUNT OF
72.57 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AT
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
TOMSKGAZPROM, PURSUANT TO WHICH OAO GAZPROM
WILL PROVIDE SERVICES RELATED TO ARRANGING FOR
THE TRANSPORTATION OF GAS IN A TOTAL AMOUNT NOT
EXCEEDING 3.6 BILLION CUBIC METERS, AND OAO
TOMSKGAZPROM WILL MAKE PAYMENT FOR THE
SERVICES RELATED TO ARRANGING FOR THE
TRANSPORTATION OF GAS VIA TRUNK GAS PIPELINES UP
TO AN AGGREGATE MAXIMUM AMOUNT OF 2 BILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AU
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM MEZHREGIONGAZ, PURSUANT TO WHICH OAO
GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS IN A
TOTAL AMOUNT NOT EXCEEDING 82 BILLION CUBIC
METERS ACROSS THE TERRITORY OF THE RUSSIAN
FEDERATION AND THE REPUBLIC OF KAZAKHSTAN, AND
OOO GAZPROM MEZHREGIONGAZ WILL MAKE PAYMENT
FOR THE SERVICES RELATED TO ARRANGING FOR THE
TRANSPORTATION OF GAS VIA TRUNK GAS PIPELINES UP
TO AN AGGREGATE MAXIMUM AMOUNT OF 157.3 BILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AV
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM NEFT, PURSUANT TO WHICH OAO GAZPROM
WILL PROVIDE SERVICES RELATED TO ARRANGING FOR
THE TRANSPORTATION OF GAS IN A TOTAL AMOUNT NOT
EXCEEDING 7 BILLION CUBIC METERS AND OAO GAZPROM
NEFT WILL MAKE PAYMENT FOR THE SERVICES RELATED
TO ARRANGING FOR THE TRANSPORTATION OF GAS VIA
TRUNK GAS PIPELINES UP TO AN AGGREGATE MAXIMUM
AMOUNT OF 5.047 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AW
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
NOVATEK, PURSUANT TO WHICH OAO GAZPROM WILL
PROVIDE SERVICES RELATED TO ARRANGING FOR THE
TRANSPORTATION OF GAS IN A TOTAL AMOUNT NOT
EXCEEDING 57.9 BILLION CUBIC METERS AND OAO
NOVATEK WILL MAKE PAYMENT FOR THE SERVICES
RELATED TO ARRANGING FOR THE TRANSPORTATION OF
GAS VIA TRUNK GAS PIPELINES UP TO AN AGGREGATE
MAXIMUM AMOUNT OF 89.7 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AX
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
NOVATEK, PURSUANT TO WHICH OAO GAZPROM WILL
PROVIDE SERVICES RELATED TO ARRANGING FOR THE
INJECTION OF GAS OWNED BY OAO NOVATEK INTO
UNDERGROUND GAS STORAGE FACILITIES AND ITS
STORAGE IN SUCH FACILITIES IN THE AMOUNT NOT
EXCEEDING 3.45 BILLION CUBIC METERS, AND OAO
NOVATEK WILL MAKE PAYMENT FOR THE SERVICES
RELATED TO ARRANGING FOR GAS INJECTION AND
STORAGE UP TO AN AGGREGATE MAXIMUM AMOUNT OF
2.35 BILLION RUBLES, ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AY
AGREEMENTS BETWEEN OAO GAZPROM AND A/S LATVIJAS
GAZE, PURSUANT TO WHICH OAO GAZPROM WILL SELL,
AND A/S LATVIJAS GAZE WILL PURCHASE, GAS IN THE
AMOUNT NOT EXCEEDING 1.37 BILLION CUBIC METERS
FOR AN AGGREGATE MAXIMUM AMOUNT OF 424.7 MILLION
EUROS IN 2012 AND PURSUANT TO WHICH A/S LATVIJAS
GAZE WILL PROVIDE SERVICES RELATED TO INJECTION
INTO AND STORAGE IN THE INCUKALNA UNDERGROUND
GAS STORAGE FACILITY OF GAS OWNED BY OAO
GAZPROM, AND RELATED TO ITS OFF-TAKING AND
TRANSPORTATION ACROSS THE TERRITORY OF THE
REPUBLIC OF LATVIA IN 2012 IN THE AMOUNTS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9AZ
AGREEMENTS BETWEEN OAO GAZPROM AND AB LIETUVOS
DUJOS, PURSUANT TO WHICH OAO GAZPROM WILL SELL,
AND AB LIETUVOS DUJOS WILL PURCHASE, GAS IN THE
AMOUNT NOT EXCEEDING 1.72 BILLION CUBIC METERS
WITH AN AGGREGATE MAXIMUM AMOUNT OF 535 MILLION
EUROS IN 2012 AND PURSUANT TO WHICH AB LIETUVOS
DUJOS WILL PROVIDE SERVICES RELATED TO THE
TRANSPORTATION OF GAS IN TRANSPORT MODE ACROSS
THE TERRITORY OF THE REPUBLIC OF LITHUANIA IN THE
AMOUNT NOT EXCEEDING 2.5 BILLION CUBIC METERS IN
2012 AND OAO GAZPROM WILL MAKE PAYMENT FOR THE
GAS TRANSPORTATION SERVICES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BA
AGREEMENTS BETWEEN OAO GAZPROM AND UAB KAUNO
TERMOFIKACIJOS ELEKTRINE, PURSUANT TO WHICH OAO
GAZPROM WILL SELL, AND UAB KAUNO TERMOFIKACIJOS
ELEKTRINE WILL PURCHASE, GAS IN THE AMOUNT NOT
EXCEEDING 410 MILLION CUBIC METERS FOR AN
AGGREGATE MAXIMUM AMOUNT OF 127.1 MILLION EUROS
IN 2012.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BB
AGREEMENTS BETWEEN OAO GAZPROM AND AO
MOLDOVAGAZ, PURSUANT TO WHICH OAO GAZPROM WILL
SELL AND AO MOLDOVAGAZ WILL PURCHASE GAS IN THE
AMOUNT NOT EXCEEDING 10.4 BILLION CUBIC METERS
FOR AN AGGREGATE MAXIMUM AMOUNT OF 3.3 BILLION
U.S. DOLLARS IN 2012 - 2014 AND PURSUANT TO WHICH AO
MOLDOVAGAZ WILL PROVIDE SERVICES RELATED TO THE
TRANSPORTATION OF GAS IN TRANSPORT MODE ACROSS
THE TERRITORY OF THE REPUBLIC OF MOLDOVA IN THE
AMOUNT NOT EXCEEDING 70 BILLION CUBIC METERS IN
2012-2014, & OAO GAZPROM WILL MAKE PAYMENT FOR
SERVICES RELATED TO TRANSPORTATION OF GAS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BC
AGREEMENTS BETWEEN OAO GAZPROM AND KAZROSGAZ
LLP, PURSUANT TO WHICH OAO GAZPROM WILL PROVIDE
SERVICES RELATED TO ARRANGING FOR THE
TRANSPORTATION OF GAS OWNED BY KAZROSGAZ LLP
ACROSS THE TERRITORY OF THE RUSSIAN FEDERATION
AS FOLLOWS: IN 2011 - IN THE AMOUNT NOT EXCEEDING
10.5 BILLION CUBIC METERS, AND KAZROSGAZ LLP WILL
MAKE PAYMENT FOR THE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS VIA
TRUNK GAS PIPELINES UP TO AN AGGREGATE MAXIMUM
AMOUNT OF 43.5 MILLION U.S. DOLLARS, IN 2012 - IN THE
AMOUNT NOT EXCEEDING 15 BILLION CUBIC METERS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BD
AGREEMENTS BETWEEN OAO GAZPROM AND GAZPROM
GERMANIA GMBH, PURSUANT TO WHICH OAO GAZPROM
WILL PROVIDE SERVICES RELATED TO ARRANGING FOR
THE TRANSPORTATION OF NATURAL GAS OWNED BY
GAZPROM GERMANIA GMBH ACROSS THE TERRITORY OF
THE REPUBLIC OF KAZAKHSTAN, THE REPUBLIC OF
UZBEKISTAN, THE RUSSIAN FEDERATION, AND THE
REPUBLIC OF BELARUS IN THE AMOUNT NOT EXCEEDING
63.3 BILLION CUBIC METERS, AND GAZPROM GERMANIA
GMBH WILL MAKE PAYMENT FOR THE SERVICES RELATED
TO ARRANGING FOR THE TRANSPORTATION OF GAS VIA
TRUNK GAS PIPELINES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BE
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROMTRANS, PURSUANT TO WHICH OOO
GAZPROMTRANS UNDERTAKES, ACTING UPON OAO
GAZPROM'S INSTRUCTIONS AND FOR A FEE WITH AN
AGGREGATE MAXIMUM AMOUNT OF 200,000 RUBLES, IN ITS
OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM,
TO ENSURE IN 2011-2012 ARRANGEMENT OF OPERATIONS
RELATED TO THE DEVELOPMENT AND ASSESSMENT OF
COST ESTIMATE DOCUMENTATION, START-UP AND
COMMISSIONING WORK AT OAO GAZPROM'S FACILITIES
COMMISSIONED UNDER INVESTMENT PROJECT
IMPLEMENTATION CONTRACTS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BF
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZPROM INVEST YUG, PURSUANT TO WHICH ZAO
GAZPROM INVEST YUG UNDERTAKES, ACTING UPON OAO
GAZPROM'S INSTRUCTIONS AND FOR A FEE WITH AN
AGGREGATE MAXIMUM AMOUNT OF 900,000 RUBLES, IN ITS
OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM,
TO ENSURE IN 2011-2012 ARRANGEMENT OF OPERATIONS
RELATED TO THE DEVELOPMENT AND ASSESSMENT OF
COST ESTIMATE DOCUMENTATION, START-UP AND
COMMISSIONING WORK AT OAO GAZPROM'S FACILITIES
COMMISSIONED UNDER INVESTMENT PROJECT
IMPLEMENTATION CONTRACTS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BG
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM TSENTRREMONT, PURSUANT TO WHICH OOO
GAZPROM TSENTRREMONT UNDERTAKES, ACTING UPON
OAO GAZPROM'S INSTRUCTIONS AND FOR A FEE WITH AN
AGGREGATE MAXIMUM AMOUNT OF 450,000 RUBLES, IN ITS
OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM,
TO ENSURE IN 2011-2012 ARRANGEMENT OF OPERATIONS
RELATED TO THE DEVELOPMENT AND ASSESSMENT OF
COST ESTIMATE DOCUMENTATION, START-UP AND
COMMISSIONING WORK AT OAO GAZPROM'S FACILITIES,
COMMISSIONED UNDER INVESTMENT PROJECT
IMPLEMENTATION CONTRACTS, IN THE "UNDER-LOAD"
MODE.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BH
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
YAMALGAZINVEST, PURSUANT TO WHICH ZAO
YAMALGAZINVEST UNDERTAKES, ACTING UPON OAO
GAZPROM'S INSTRUCTIONS, FOR A FEE WITH AN
AGGREGATE MAXIMUM AMOUNT OF 950,000 RUBLES, IN ITS
OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM,
TO ENSURE IN 2011-2012 ARRANGEMENT OF OPERATIONS
RELATED TO THE DEVELOPMENT AND ASSESSMENT OF
COST ESTIMATE DOCUMENTATION, START-UP AND
COMMISSIONING WORK AT OAO GAZPROM'S FACILITIES,
COMMISSIONED UNDER INVESTMENT PROJECT
IMPLEMENTATION CONTRACTS, IN THE "UNDER-LOAD"
MODE.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BI
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM KOMPLEKTATSIA, PURSUANT TO WHICH OOO
GAZPROM KOMPLEKTATSIA UNDERTAKES, DURING THE
PERIOD BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, FOR A
TOTAL FEE NOT EXCEEDING 25.42 MILLION RUBLES TO
PROVIDE SERVICES RELATED TO SUPPLIES OF WELL-
REPAIR EQUIPMENT FOR THE SPECIALIZED SUBSIDIARIES
OF OAO GAZPROM.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BJ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM SPACE SYSTEMS, PURSUANT TO WHICH OAO
GAZPROM SPACE SYSTEMS UNDERTAKES, DURING THE
PERIOD BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, TO
PROVIDE SERVICES RELATED TO THE IMPLEMENTATION
OF OAO GAZPROM'S INVESTMENT PROJECTS INVOLVING
CONSTRUCTION AND COMMISSIONING OF FACILITIES, AND
OAO GAZPROM UNDERTAKES TO PAY FOR SUCH
SERVICES UP TO A MAXIMUM AMOUNT OF 1.7 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BK
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
YAMALGAZINVEST, PURSUANT TO WHICH ZAO
YAMALGAZINVEST UNDERTAKES, DURING THE PERIOD
BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012, ACTING
UPON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE
SERVICES RELATED TO IMPLEMENTATION OF OAO
GAZPROM'S INVESTMENT PROJECTS INVOLVING
CONSTRUCTION AND COMMISSIONING OF FACILITIES, AND
OAO GAZPROM UNDERTAKES TO PAY FOR SUCH
SERVICES UP TO A MAXIMUM AMOUNT OF 29,593.7 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BL
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZPROM NEFT ORENBURG, PURSUANT TO WHICH ZAO
GAZPROM NEFT ORENBURG UNDERTAKES, DURING THE
PERIOD BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, TO
PROVIDE SERVICES RELATED TO IMPLEMENTATION OF
OAO GAZPROM'S INVESTMENT PROJECTS INVOLVING
CONSTRUCTION AND COMMISSIONING OF FACILITIES, AND
OAO GAZPROM UNDERTAKES TO PAY FOR SUCH
SERVICES UP TO A MAXIMUM AMOUNT OF 228.5 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BM
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZPROM INVEST YUG, PURSUANT TO WHICH ZAO
GAZPROM INVEST YUG UNDERTAKES, DURING THE PERIOD
BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012, ACTING
UPON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE
SERVICES RELATED TO IMPLEMENTATION OF OAO
GAZPROM'S INVESTMENT PROJECTS INVOLVING
CONSTRUCTION AND COMMISSIONING OF FACILITIES, AND
OAO GAZPROM UNDERTAKES TO PAY FOR SUCH
SERVICES UP TO A MAXIMUM AMOUNT OF 6,733.2 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BN
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROMTRANS, PURSUANT TO WHICH OOO
GAZPROMTRANS UNDERTAKES, DURING THE PERIOD
BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012, ACTING
UPON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE
SERVICES RELATED TO IMPLEMENTATION OF OAO
GAZPROM'S INVESTMENT PROJECTS INVOLVING
CONSTRUCTION AND COMMISSIONING OF FACILITIES, AND
OAO GAZPROM UNDERTAKES TO PAY FOR SUCH
SERVICES UP TO MAXIMUM AMOUNT OF 2,261.6 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BO
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM TSENTRREMONT, PURSUANT TO WHICH OOO
GAZPROM TSENTRREMONT UNDERTAKES, DURING THE
PERIOD BETWEEN JULY 1, 2011 AND DECEMBER 31, 2012,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, TO
PROVIDE SERVICES RELATED TO IMPLEMENTATION OF
OAO GAZPROM'S INVESTMENT PROJECTS INVOLVING
CONSTRUCTION AND COMMISSIONING OF FACILITIES, AND
OAO GAZPROM UNDERTAKES TO PAY FOR SUCH
SERVICES UP TO A MAXIMUM AMOUNT OF 3,754 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BP
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
GAZTELECOM, PURSUANT TO WHICH ZAO GAZTELECOM
UNDERTAKES, DURING THE PERIOD BETWEEN JULY 1, 2011
AND DECEMBER 31, 2012, ACTING UPON OAO GAZPROM'S
INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO
IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT
PROJECTS INVOLVING CONSTRUCTION AND
COMMISSIONING OF FACILITIES, AND OAO GAZPROM
UNDERTAKES TO PAY FOR SUCH SERVICES UP TO A
MAXIMUM AMOUNT OF 71.55 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BQ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES, IN THE
EVENT OF LOSS OR DESTRUCTION OF, OR DAMAGE TO,
INCLUDING DEFORMATION OF THE ORIGINAL
GEOMETRICAL DIMENSIONS OF STRUCTURES OR
INDIVIDUAL ELEMENTS OF, MACHINERY OR EQUIPMENT;
LINEAR PORTIONS, TECHNOLOGICAL EQUIPMENT AND
FIXTURES OF TRUNK GAS PIPELINES, PETROLEUM
PIPELINES OR REFINED PRODUCT PIPELINES; PROPERTY
FORMING PART OF WELLS; NATURAL GAS HELD AT
FACILITIES OF THE UNIFIED GAS SUPPLY SYSTEM IN THE
COURSE OF TRANSPORTATION OR STORAGE IN
UNDERGROUND GAS STORAGE RESERVOIRS.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BR
AGREEMENTS BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES, IN THE
EVENT THAT HARM IS CAUSED TO THE LIFE, HEALTH OR
PROPERTY OF OTHER PERSONS OR THE NATURAL
ENVIRONMENT AS A RESULT OF AN EMERGENCY OR
INCIDENT OCCURRING, AMONG OTHER THINGS, AS A
RESULT OF A TERRORIST ACT AT A HAZARDOUS
INDUSTRIAL FACILITY OPERATED BY OAO GAZPROM
("INSURED EVENTS"), TO MAKE AN INSURANCE PAYMENT
TO PHYSICAL PERSONS WHOSE LIFE, HEALTH OR
PROPERTY HAS BEEN HARMED, TO LEGAL ENTITIES
WHOSE PROPERTY HAS BEEN HARMED OR TO THE STATE.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BS
AGREEMENTS BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES - IN THE
EVENT THAT ANY HARM IS CAUSED TO THE LIFE OR
HEALTH OF OAO GAZPROM'S EMPLOYEES ("INSURED
PERSONS") AS A RESULT OF AN ACCIDENT THAT OCCURS
DURING THE INSURED PERIOD OR A DISEASE HAVING
BEEN DIAGNOSED DURING THE EFFECTIVE PERIOD OF THE
RESPECTIVE AGREEMENTS ("INSURED EVENTS"), TO MAKE
AN INSURANCE PAYMENT TO THE INSURED PERSON OR TO
THE PERSON DESIGNATED BY HIM (HER) AS HIS (HER)
BENEFICIARY OR TO THE HEIRS OF THE INSURED PERSON
(BENEFICIARIES).
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BT
AGREEMENTS BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES, IN THE
EVENT THAT ANY EMPLOYEES OF OAO GAZPROM OR
MEMBERS OF THEIR FAMILIES OR RETIRED FORMER
EMPLOYEES OF OAO GAZPROM OR MEMBERS OF THEIR
FAMILIES (INSURED PERSONS WHO ARE BENEFICIARIES)
APPLY TO A HEALTH CARE INSTITUTION FOR MEDICAL
SERVICES ("INSURED EVENTS"), TO ARRANGE AND PAY
FOR SUCH MEDICAL SERVICES TO THE INSURED PERSONS
UP TO THE AGGREGATE INSURANCE AMOUNT NOT
EXCEEDING 550 BILLION RUBLES, AND OAO GAZPROM
UNDERTAKES TO PAY OAO SOGAZ AN INSURANCE
PREMIUM.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BU
AGREEMENT BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES, IN THE
EVENT OF: ASSERTION OF CLAIMS AGAINST MEMBERS OF
THE BOARD OF DIRECTORS OR THE MANAGEMENT
COMMITTEE OF OAO GAZPROM WHO ARE NOT PERSONS
HOLDING STATE POSITIONS IN THE RUSSIAN FEDERATION
OR POSITIONS IN THE STATE CIVIL SERVICE (INSURED
PERSONS) BY PHYSICAL PERSONS OR LEGAL ENTITIES
FOR WHOSE BENEFIT THE AGREEMENT WILL BE ENTERED
INTO AND WHO COULD SUFFER HARM, INCLUDING
SHAREHOLDERS OF OAO GAZPROM, DEBTORS AND
CREDITORS OF OAO GAZPROM.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BV
AGREEMENT BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES, IN THE
EVENT OF ANY LIABILITY INCURRED BY OAO GAZPROM IN
ITS CAPACITY AS A CUSTOMS BROKER AS A RESULT OF
ANY HARM CAUSED TO THE ASSETS OF ANY THIRD
PERSONS REPRESENTED BY OAO GAZPROM IN
CONNECTION WITH THE CONDUCT OF CUSTOMS
OPERATIONS (BENEFICIARIES) OR AS A CONSEQUENCE OF
ANY BREACHES OF THE CONTRACTS SIGNED WITH SUCH
PERSONS, TO MAKE AN INSURANCE PAYMENT TO THE
PERSONS CONCERNED IN AN AGGREGATE MAXIMUM
AMOUNT OF 20 MILLION RUBLES PAYABLE IN EACH
INSURED EVENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BW
AGREEMENTS BETWEEN OAO GAZPROM AND OAO SOGAZ,
PURSUANT TO WHICH OAO SOGAZ UNDERTAKES, IN THE
EVENT THAT ANY HARM (DAMAGE OR DESTRUCTION) IS
CAUSED TO A TRANSPORTATION VEHICLE OWNED BY OAO
GAZPROM OR THAT SUCH VEHICLE IS STOLEN OR
HIJACKED OR THAT ANY OF THE INDIVIDUAL
COMPONENTS, PARTS, UNITS, DEVICES, AND
SUPPLEMENTARY EQUIPMENT INSTALLED ON SUCH
TRANSPORTATION VEHICLE IS STOLEN ("INSURED
EVENTS"), TO MAKE AN INSURANCE PAYMENT TO OAO
GAZPROM (AS THE BENEFICIARY) UP TO THE AGGREGATE
INSURANCE AMOUNT OF 1,180.7 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BX
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
VOSTOKGAZPROM, GAZPROMBANK (OPEN JOINT STOCK
COMPANY), ZAO GAZTELECOM, OAO GAZPROM PROMGAZ,
OAO GAZPROM GAZORASPREDELENIYE, OOO GAZPROM
EXPORT, OOO GAZPROMTRANS, ZAO GAZPROM INVEST
YUG, OAO GAZPROM SPACE SYSTEMS, OOO GAZPROM
KOMPLEKTATSIYA, OAO GAZPROM NEFT, ZAO GAZPROM
NEFT ORENBURG, OAO DRUZHBA, OOO GAZPROM
MEZHREGIONGAZ, OAO GAZPROM NEFTEKHIM SALAVAT,
OAO SOGAZ, DOAO TSENTRENERGOGAZ OF OAO
GAZPROM, OAO TSENTRGAZ, OOO GAZPROM
TSENTRREMONT, AND ZAO YAMALGAZINVEST (THE
"CONTRACTORS").
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BY
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, PRE-
INVESTMENT RESEARCH WORK FOR OAO GAZPROM
COVERING THE FOLLOWING SUBJECTS: "SUBSTANTIATION
OF INVESTMENTS IN THE COMMERCIAL DEVELOPMENT
AND UTILIZATION OF METHANE IN COAL BEDS ON THE
BASIS OF RESULTS OBTAINED FROM THE PILOT AND
EXPERIMENTAL-COMMERCIAL DEVELOPMENT OF FIRST-IN-
LINE FIELDS OVER 2010-2012".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9BZ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES DURING THE PERIOD
OF THREE YEARS AFTER THEIR EXECUTION, ACTING UPON
OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES
INVOLVED IN THE COST ANALYSIS OF DESIGN AND
SURVEYING WORKS AS PART OF THE ESTIMATED VALUE
OF THE CONSTRUCTION PROJECT IN ACCORDANCE WITH
THE APPROVED PROJECT DOCUMENTS WITH DUE REGARD
FOR THE TYPE AND CAPACITY OF THE RESPECTIVE
FACILITY ON THE BASIS OF THE RELEVANT METHODS
APPROVED BY OAO GAZPROM PROMGAZ.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CA
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES DURING THE PERIOD
OF THREE YEARS AFTER THEIR EXECUTION, ACTING UPON
OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES
INVOLVED IN THE IMPLEMENTATION OF PROGRAMS FOR
THE SCIENTIFIC AND TECHNICAL COOPERATION OF OAO
GAZPROM WITH FOREIGN PARTNER COMPANIES, AND OAO
GAZPROM UNDERTAKES TO MAKE PAYMENT FOR SUCH
SERVICES UP TO AN AGGREGATE MAXIMUM AMOUNT OF
TWO MILLION RUBLES
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CB
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "FEASIBILITY STUDY OF OPTIONS
FOR UNDERGROUND COAL GASIFICATION (UCG)
ENTERPRISES TO GENERATE ELECTRICITY AND PRODUCE
A SYNTHETIC SUBSTITUTE NATURAL GAS (SNG)" AND
"PROCESS OPERATIONAL DIAGRAM FOR THE
DEVELOPMENT OF THE CHIKANSKY GAS-CONDENSATE
FIELD IN THE IRKUTSK REGION".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CC
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF TECHNICAL
PROPOSALS FOR EFFICIENT POWER PLANT USE ON THE
BASIS OF RENEWABLE ENERGY SOURCES AND NON-
CONVENTIONAL HYDROCARBON ENERGY RESOURCES",
ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CD
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "ASSESSMENT OF THE
POSSIBILITY TO USE LIQUEFIED NATURAL GAS WITH A
VIEW TO EVENING OUT SEASONAL VACILLATIONS IN GAS-
DISTRIBUTION SYSTEMS", ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CE
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF METHODS FOR
THE ASSESSMENT OF FINANCIAL AND ECONOMIC
EFFICIENCY IN THE DEVELOPMENT OF COAL-METHANOL
FIELDS WITH DUE REGARD FOR PUBLIC AND REGIONAL
EFFECTS", ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CF
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF PROCEDURES
FOR PREPARING A RECLAMATION PLAN FOR THE
CONSTRUCTION OF GAS-TRANSPORTATION FACILITIES"
AND "PROJECTIONS REGARDING THE COMMISSIONING OF
GAS PIPELINE BRANCHES IN THE YEARS UP TO 2030" AND
TO DELIVER THE RESEARCH RESULTS TO OAO GAZPROM.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CG
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "SCIENTIFIC SUPPORT FOR THE
DEVELOPMENT OF COAL-METHANOL FIELDS IN KUZBASS"
AND "PREPARATION OF A MASTER PLAN FOR GAS
SUPPLIES AND CONVERSION TO GAS SERVICES IN THE
KEMEROVO REGION" AND TO DELIVER THE RESEARCH
RESULTS TO OAO GAZPROM, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CH
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES DURING THE PERIOD
OF TWO YEARS AFTER THEIR EXECUTION, ACTING UPON
OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES
INVOLVED IN MAINTAINING THE INFORMATION PORTAL OF
THE OFFICE FOR CONVERSION TO GAS SERVICES AND
GAS USES IN ORDER TO MONITOR, DIAGNOSE, AND
MANAGE GAS FACILITIES, WHILE OAO GAZPROM
UNDERTAKES TO MAKE PAYMENT FOR SUCH SERVICES UP
TO AN AGGREGATE MAXIMUM AMOUNT OF 8.3 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CI
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "STUDIES OF INFORMATION
ABOUT OIL AND GAS OCCURRENCE, AND ASSESSMENTS
OF HYDROCARBON RESOURCES, IN THE REPUBLIC OF
BURYATIA, DETERMINATIONS OF OUTLOOK AND
GUIDELINES FOR GEOLOGICAL EXPLORATION, AND
PROPOSALS REGARDING MINERAL-COMMODITY BASE
IDENTIFICATION.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CJ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, TO
PROVIDE SERVICES INVOLVED IN THE PREPARATION OF
PROPOSALS TO ENLIST PARTNER COMPANIES IN THE
DEVELOPMENT OF HYDROCARBON FIELDS THE ECONOMIC
INDICATORS CONCERNING WHICH FAIL TO MEET
CORPORATE REQUIREMENTS FOR RETURNS ON
INVESTMENTS, ALL AS MORE FULLY DESCRIBED IN THE
PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CK
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF THE GAZPROM
CORPORATE STANDARD 'OPERATING RULES FOR THE
WATER-SUPPLY AND WATER-DISPOSAL SYSTEMS OF OAO
GAZPROM'", "PREPARATION OF THE GAZPROM
CORPORATE STANDARD 'REGULATIONS ON THE START-UP
AND COMMISSIONING OF HEAT-AND-POWER EQUIPMENT
OF HEAT-SUPPLY SYSTEMS
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	ZZZ	THIS IS A NON VOTEABLE RESOLUTION.		Mgmt.
OAO GAZPROM	Russia	20110630	Consent		368287207	9CL
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PROVIDE FOR A
PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, SERVICES
INVOLVED IN THE CONDUCT OF ANALYSIS AND THE
PREPARATION OF PROPOSALS REGARDING THE
PARTICIPATION OF OAO GAZPROM IN THE ACTIVITIES OF
THE INTERNATIONAL GAS UNION AND THE PERFORMANCE
OF A DUE DILIGENCE REVIEW OF COST ESTIMATE
DOCUMENTATION ON THE COMMISSIONING OF OAO
GAZPROM FACILITIES, WHILE OAO GAZPROM UNDERTAKES
TO MAKE PAYMENT FOR SUCH SERVICES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CM
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "SUBSTANTIATION OF OPTIONS
FOR POWER SUPPLIES TO PRIORITY CUSTOMERS AMONG
REMOTE TOWNSHIPS IN THE YAMALO-NENETSKY
AUTONOMOUS DISTRICT (MUZHI, YAR-SALE, GYDA, AND
TOLKA)", "CONCEPT FOR THE COMPREHENSIVE
DEVELOPMENT OF POWER SUPPLIES IN THE YAMALO -
NENETSKY AUTONOMOUS DISTRICT".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CN
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM TO
PERFORM DURING THE PERIOD OF THREE YEARS AFTER
THEIR EXECUTION, ACTING UPON OAO GAZPROM'S
INSTRUCTIONS, RESEARCH WORK FOR OAO GAZPROM
COVERING THE FOLLOWING SUBJECTS: "DRAFTING OF A
REGULATORY DOCUMENT ON THE SAFETY OF
AUTONOMOUS SYSTEMS FOR LIQUEFIED HYDROCARBON
GAS SUPPLIES TO PRIVATE HOUSEHOLDS", "PREPARATION
OF A MULTITIER INTEGRATED MODEL FOR THE
DISPATCHER CONTROL OF GAS FLOWS", ALL AS MORE
FULLY DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CO
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF REGULATORY-
REGULATORY-METHODOLOGICAL DOCUMENTS FOR THE
DEVELOPMENT OF THE SYSTEM FOR THE MANAGEMENT
OF THE TECHNICAL CONDITION AND INTEGRITY OF THE
GAS-TRANSPORTATION SYSTEM", ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CP
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF THE
DOCUMENT 'STANDARDIZATION SYSTEMS OF OAO
GAZPROM', ESTABLISHING PROCEDURES FOR THE
DISTRIBUTION OF ENVIRONMENTAL-PROTECTION
FUNCTIONS BETWEEN THE CUSTOMER AND THE
CONTRACTOR DURING THE CONSTRUCTION AND
OVERHAULING OF FACILITIES".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CQ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF A REGULATORY
BASE TO GOVERN THE SYSTEM FOR THE METROLOGICAL
SUPPORT OF GEOPHYSICAL WELL RESEARCH AT
HYDROCARBON FIELDS AND IN THE UNDERGROUND GAS
STORAGES OF OAO GAZPROM", ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CR
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF REGULATORY
DOCUMENTS ON ENERGY-RELATED REVIEWS OF OAO
GAZPROM SUBSIDIARIES", "PREPARATION OF
REGULATORY DOCUMENTS ON ENERGY CONSERVATION
AT OAO GAZPROM IN ACCORDANCE WITH THE APPLICABLE
REQUIREMENTS OF FEDERAL LAW NO. 261-FZ.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CS
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF PROPOSALS
CONCERNING THE LEVEL OF INCREASING FACTORS
APPLICABLE TO THE PRICES SET IN PRICE LIST NO. 26-05-
28 'WHOLESALE PRICES FOR THE CAPITAL REPAIRING,
DIAGNOSTICS, AND MAINTENANCE OF EQUIPMENT AND
STRUCTURES AT OAO GAZPROM FACILITIES IN 2012'".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CT
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "GEOGRAPHICAL ANALYSIS AND
PROJECTION OF INCREASES IN USE OF NATURAL GAS BY
POWER-GENERATING FACILITIES IN RUSSIAN REGIONS
WITH ACCOUNT TAKEN OF EXISTING UNCERTAINTY ABOUT
FUTURE SITUATION ON MARKET OF ELECTRIC POWER &
GENERATING CAPACITY, & PREPARE TO MAKE GAS-
BALANCE FORECASTS DEPENDABLE.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CU
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF REGULATORY
DOCUMENTS TO ESTABLISH REQUIREMENTS FOR THE
STARTUP AND COMMISSIONING OF OAO GAZPROM
FACILITIES", "PREPARATION OF A REGULATORY AND
METHODOLOGICAL BASIS FOR PROJECT AND PROGRAM
MANAGEMENT AT OAO GAZPROM" ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CV
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF REGULATORY
DOCUMENTS ON IMPROVEMENTS TO THE MANAGEMENT
OF ENERGY FACILITIES", "DRAFTING REGULATIONS ON
INVESTIGATIONS TO LOOK INTO THE CAUSES BEHIND
DISRUPTIONS IN THE OPERATIONS OF ENERGY FACILITIES
AT OAO GAZPROM", ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CW
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "DEVELOPMENT OF LARGE-
TONNAGE TECHNOLOGIES FOR THE COMBINED
PRODUCTION OF LIQUEFIED NATURAL GAS AND HELIUM
CONCENTRATE / HELIUM DURING THE PROCESSING OF
GAS FROM FIELDS IN EASTERN SIBERIA AND THE FAR
EAST", ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CX
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "ANALYSIS OF PRODUCTION,
TECHNICAL, AND ECONOMIC INDICATORS TO BE ACHIEVED
IN THE DEVELOPMENT OF THE PROCESSING CAPACITIES
OF OAO GAZPROM IN THE PERIOD UNTIL THE YEAR 2030",
"TECHNICAL AND ECONOMIC ASSESSMENT OF EFFICIENCY
OF PROJECTS TO LAUNCH SYNTHETIC LIQUID FUEL
PRODUCTION OPERATIONS".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CY
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF REGULATORY
DOCUMENTS ON THE TECHNICAL MAINTENANCE AND
REPAIR OF EQUIPMENT AND STRUCTURES AT THE
UNDERGROUND GAS STORAGES OF OAO GAZPROM",
"PREPARATION OF SCIENTIFIC AND TECHNICAL
PROPOSALS FOR THE ALL-ROUND DEVELOPMENT OF THE
KIRINSKY BLOCK OF THE SAKHALIN-3 PROJECT".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9CZ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "DEVELOPMENT OF
COMPREHENSIVE GEOPHYSICAL TECHNOLOGIES FOR THE
EXERCISE OF CONTROL OVER THE TAPPING OF
HYDROCARBON FIELDS AND THE OPERATION OF
UNDERGROUND GAS STORAGES" ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DA
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "STRATIFICATION OF
ACHIMOVSKOYE FIELD LAYDOWNS ON THE LICENSE SITES
AND FIELDS OF OAO GAZPROM IN THE YAMALO-NENETSKY
AUTONOMOUS DISTRICT", ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DB
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "PREPARATION OF
RECOMMENDATIONS ON THE DEVELOPMENT OF
COMPLEX-RESEARCH METHODS FOR BEDDED
STRUCTURES DURING THE CHOICE OF PLANS AND
METHODS TO EXPLOIT UNDER-GAS-CAP OIL FRINGES ON
THE BASIS OF EXPERIMENTAL WORK AND HYDRODYNAMIC
COMPUTATIONS".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DC
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
FOLLOWING SUBJECTS: "SUBSTANTIATION OF THE MORE
PROMISING DIRECTIONS IN SEARCHES FOR
HYDROCARBON FIELDS IN EASTERN SIBERIA ON THE
BASIS OF FINDINGS FROM THE INTEGRATED ANALYSIS OF
THE LATEST GEOLOGICAL AND GEOPHYSICAL DATA AND
THE RESULTS OF PROSPECTING AND EXPLORATION
EFFORTS OVER THE PRECEDING PERIOD".
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DD
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PERFORM DURING
THE PERIOD OF THREE YEARS AFTER THEIR EXECUTION,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS,
RESEARCH WORK FOR OAO GAZPROM COVERING THE
SUBJECT: "UPGRADES TO THE TECHNOLOGY FOR
NATURAL GAS CONVERSION USING A BI-FUNCTIONAL
CATALYST TO PRODUCE SYNTHETIC LIQUID FUEL, AND
PROPOSALS FOR THE IMPLEMENTATION OF RESULTING
SOLUTIONS ON A PILOT-COMMERCIAL SCALE", AND TO
DELIVER THE RESEARCH RESULT TO OAO GAZPROM.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DE
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
YAMALGAZINVEST, PURSUANT TO WHICH ZAO
YAMALGAZINVEST TRANSFERS ITS EXCLUSIVE INVENTION
RIGHTS TO THE INVENTION "CELLULAR-STRUCTURE
SPACE FRAME FOR GROUND REINFORCEMENT (OPTIONS)
AND TAPE FOR ITS MANUFACTURE (OPTIONS)" AND TO THE
UTILITY MODELS "WEAK-FOUNDATION ROAD-EMBANKMENT
COUPLING (OPTIONS)", "DESIGN OF TOP DRESSINGS FOR
MOTOR ROADS (OPTIONS)", AND "DESIGN OF A SOIL SIDE
SLOPE FORTIFICATION", ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DF
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PROVIDE DURING
THE PERIOD FROM THE EXECUTION DATE OF THE
AGREEMENT TILL JULY 1, 2014, ACTING UPON OAO
GAZPROM'S INSTRUCTIONS, SERVICES INVOLVED IN THE
EVALUATION OF THE SITUATION FOR THE TIME BEING IN
EVIDENCE WITH THE CONVERSION OF THE RUSSIAN
FEDERATION'S REGIONS TO THE USE OF GAS, WHILE OAO
GAZPROM UNDERTAKES TO MAKE PAYMENT FOR SUCH
SERVICES UP TO AN AGGREGATE MAXIMUM AMOUNT OF
23.4 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DG
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PROVIDE FOR A
PERIOD OF ONE YEAR AFTER ITS EXECUTION, ACTING
UPON OAO GAZPROM'S INSTRUCTIONS, SERVICES
INVOLVED IN THE UPDATING OF INFORMATION ABOUT THE
EXTENT TO WHICH GAS PIPELINE BRANCHES AND
TOWNSHIP-TO-TOWNSHIP GAS DISTRIBUTION PIPELINES
ARE LOADED, WHILE OAO GAZPROM UNDERTAKES TO
MAKE PAYMENT FOR SUCH SERVICES UP TO AN
AGGREGATE MAXIMUM AMOUNT OF 9 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DH
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PROVIDE FOR A
PERIOD OF 18 MONTHS AFTER THE EXECUTION DATE OF
THE AGREEMENT, ACTING UPON OAO GAZPROM'S
INSTRUCTIONS, SERVICES INVOLVED IN THE PRODUCTION
OF A REFERENCE BOOK ON THE LEGISLATIVE AND OTHER
LEGAL REGULATION OF GAS DISTRIBUTION OPERATIONS,
WHILE OAO GAZPROM UNDERTAKES TO MAKE PAYMENT
FOR SUCH SERVICES UP TO AN AGGREGATE MAXIMUM
AMOUNT OF 7.5 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DI
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM PROMGAZ, PURSUANT TO WHICH OAO
GAZPROM PROMGAZ UNDERTAKES TO PROVIDE FOR A
PERIOD OF 18 MONTHS AFTER THE EXECUTION DATE OF
THE AGREEMENT, ACTING UPON OAO GAZPROM'S
INSTRUCTIONS, CONSULTANCY SERVICES RELATING TO
THE DEVELOPMENT OF GAS-DISTRIBUTION
ORGANIZATIONS AND THE SWITCHOVER TO THE USE OF
GAS, WHILE OAO GAZPROM UNDERTAKES TO MAKE
PAYMENT FOR SUCH SERVICES UP TO AN AGGREGATE
MAXIMUM AMOUNT OF 10.5 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DJ
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM GAZORASPREDELENIYE, PURSUANT TO WHICH
OAO GAZPROM GAZORASPREDELENIYE UNDERTAKES TO
PROVIDE DURING THE PERIOD FROM THE EXECUTION
DATE OF THE AGREEMENT TILL DECEMBER 31, 2013,
ACTING UPON OAO GAZPROM'S INSTRUCTIONS, SERVICES
INVOLVED IN THE PRODUCTION OF A REPORT ON THE
REHABILITATION OF FACILITIES MAKING PART OF THE
MOSCOW GAS PIPELINE RING, WHILE OAO GAZPROM
UNDERTAKES TO MAKE PAYMENT FOR SUCH SERVICES UP
TO AN AGGREGATE MAXIMUM AMOUNT OF 1.5 MILLION
RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DK
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM GAZORASPREDELENIYE, PURSUANT TO WHICH
OAO GAZPROM GAZORASPREDELENIYE UNDERTAKES TO
PROVIDE FOR A PERIOD OF 18 MONTHS AFTER THE
EXECUTION DATE OF THE AGREEMENT, ACTING UPON OAO
GAZPROM'S INSTRUCTIONS, SERVICES INVOLVED IN THE
ORGANIZATION AND CONDUCT OF A CONFERENCE ON
DISTRIBUTION AND GAS CONSUMPTION, WHILE OAO
GAZPROM UNDERTAKES TO MAKE PAYMENT FOR SUCH
SERVICES UP TO AN AGGREGATE MAXIMUM AMOUNT OF
1.5 MILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DL
AGREEMENTS BETWEEN OAO GAZPROM AND ZAO
YAMALGAZINVEST, ZAO GAZTELECOM, OOO GAZPROM
NEFTEKHIM SALAVAT, AND THE GAZPROMIPOTEKA
FOUNDATION ("LICENSEES"), PURSUANT TO WHICH OAO
GAZPROM WILL GRANT THE LICENSEES AN ORDINARY
(NON-EXCLUSIVE) LICENSE TO USE ITS TRADEMARKS
ÝGAZPROM¨, "GAZPROM", ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DM
AGREEMENT BETWEEN OAO GAZPROM AND OAO
GAZPROM NEFT (THE "LICENSEE"), PURSUANT TO WHICH
THE LICENSEE IS ENTITLED, SUBJECT TO PRIOR WRITTEN
CONSENT FROM OAO GAZPROM, TO ENTER INTO
SUBLICENSE AGREEMENTS WITH THIRD PERSONS
("SUBLICENSEES") TO USE THE FOLLOWING TRADEMARKS
OF OAO GAZPROM: GAZPROMNEFT, AS REGISTERED IN
THE BLUE, AZURE, AND WHITE COLOR /COLOR
COMBINATION IN THE STATE REGISTER OF TRADE MARKS
& SERVICE MARKS OF RUSSIAN FEDERATION, SUBJECT TO
RIGHTS & WAYS TO MAKE SUCH USES, WHICH ARE
AVAILABLE TO LICENSEE UNDER LICENSE AGREEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DN
AGREEMENTS BETWEEN OAO GAZPROM, ON THE ONE
HAND, AND OOO GAZPROM MEZHREGIONGAZ AND OAO
GAZPROM GAZORASPREDELENIYE ("LICENSEES"), ON THE
OTHER HAND, PURSUANT TO WHICH OAO GAZPROM WILL
GRANT THE LICENSEES AN ORDINARY (NON-EXCLUSIVE)
LICENSE TO USE ITS TRADEMARKS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DO
AGREEMENTS BETWEEN OAO GAZPROM AND GAZPROM EP
INTERNATIONAL B.V. (THE "LICENSEE"), PURSUANT TO
WHICH OAO GAZPROM WILL PROVIDE THE LICENSEE WITH
AN ORDINARY (NON-EXCLUSIVE) LICENSE TO USE ITS
TRADEMARKS "GAZPROM" AND , AS REGISTERED WITH
THE WORLD INTELLECTUAL PROPERTY ORGANIZATION, ON
GOODS AND ON THE LABELS OR PACKAGING OF GOODS,
OR DURING THE PERFORMANCE OF WORK OR THE
PROVISION OF SERVICES, ON COVERING, BUSINESS, OR
OTHER DOCUMENTATION, OR IN ADVERTISING, PRINTED
PUBLICATIONS, ALL AS MORE FULLY DESCRIBED IN THE
PROXY STATEMENT.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DP
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROM MEZHREGIONGAZ, PURSUANT TO WHICH OAO
GAZPROM WILL DELIVER, AND OOO GAZPROM
MEZHREGIONGAZ WILL ACCEPT (TAKE OFF), GAS IN AN
AGGREGATE MAXIMUM AMOUNT OF 302.3 BILLION CUBIC
METERS (SUBJECT TO APPLICABLE MONTHLY DELIVERY
DEADLINES) WITH AN AGGREGATE MAXIMUM AMOUNT OF
1.143 TRILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DQ
AGREEMENTS BETWEEN OAO GAZPROM AND OAO
BELTRANSGAZ, PURSUANT TO WHICH OAO GAZPROM
SELLS, AND OAO BELTRANSGAZ BUYS, GAS IN 2012-2014 IN
THE AMOUNT NOT EXCEEDING 69 BILLION CUBIC METERS
WITH AN AGGREGATE MAXIMUM AMOUNT OF 17.25 BILLION
U.S. DOLLARS AND PURSUANT TO WHICH OAO
BELTRANSGAZ IN 2012-2014 WILL PROVIDE GAS-
TRANSPORTATION SERVICES IN THE TRANSIT MODE IN
THE TERRITORY OF THE REPUBLIC OF BELARUS IN AN
AGGREGATE MAXIMUM AMOUNT OF 142 BILLION CUBIC
METERS, WHILE OAO GAZPROM WILL MAKE PAYMENT FOR
SUCH SERVICES OF TRANSPORTING GAS BY TRUNK GAS
PIPELINES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DR
AGREEMENTS BETWEEN OAO GAZPROM AND OOO
GAZPROMTRANS, PURSUANT TO WHICH OAO GAZPROM
WILL GRANT OOO GAZPROMTRANS TEMPORARY
POSSESSION AND USE OF FACILITIES COMPRISING THE
RAILWAY LINE FROM THE OBSKAYA STATION TO THE
KARSKAYA STATION (EXCEPT FOR THE PROPERTIES ON
RECORD UNDER INVENTORY NOS. 330652-330672) FOR THE
PERIOD NOT EXCEEDING 20 YEARS, WHILE OOO
GAZPROMTRANS WILL MAKE PAYMENT FOR THE USE OF
THOSE ASSETS UP TO AN AGGREGATE MAXIMUM AMOUNT
OF 200 BILLION RUBLES.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	9DS
AGREEMENTS BETWEEN OAO GAZPROM AND
GAZPROMBANK (OPEN JOINT STOCK COMPANY),
PURSUANT TO WHICH THE BANK WILL PROVIDE
GUARANTEES TO THE CUSTOMS AUTHORITIES OF THE
RUSSIAN FEDERATION IN REGARD TO THE OBLIGATIONS
OF OAO GAZPROM AS A CUSTOMS BROKER
(REPRESENTATIVE) TO THE EXTENT CONCERNING THE
PAYMENT OF CUSTOMS DUTIES AND EVENTUAL INTEREST
AND PENALTIES UP TO A MAXIMUM AMOUNT OF 50 MILLION
RUBLES, WITH A FEE DUE TO THE BANK AT A RATE NOT
EXCEEDING 1% PER ANNUM OF THE AMOUNT OF THE
GUARANTEE.
									Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	10A	ELECTION OF DIRECTOR OF OAO GAZPROM: ANDREI IGOREVICH AKIMOV		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10B	ELECTION OF DIRECTOR OF OAO GAZPROM: ALEKSANDR GEORGIEVICH ANANENKOV RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10C	ELECTION OF DIRECTOR OF OAO GAZPROM: FARIT RAFIKOVICH GAZIZULLIN		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10D	ELECTION OF DIRECTOR OF OAO GAZPROM: VIKTOR ALEKSEEVICH ZUBKOV		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10E	ELECTION OF DIRECTOR OF OAO GAZPROM: ELENA EVGENIEVNA KARPEL RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10F	ELECTION OF DIRECTOR OF OAO GAZPROM: ALEKSEI BORISOVICH MILLER RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10G	ELECTION OF DIRECTOR OF OAO GAZPROM: VALERY ABRAMOVICH MUSIN		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	10H	ELECTION OF DIRECTOR OF OAO GAZPROM: ELVIRA SAKHIPZADOVNA NABIULLINA		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10I	ELECTION OF DIRECTOR OF OAO GAZPROM: MIKHAIL LEONIDOVICH SEREDA RECOMMENDED		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10J	ELECTION OF DIRECTOR OF OAO GAZPROM: SERGEI IVANOVICH SHMATKO		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	10K	ELECTION OF DIRECTOR OF OAO GAZPROM: IGOR KHANUKOVICH YUSUFOV		Mgmt.	For	No Action
OAO GAZPROM	Russia	20110630	Consent		368287207	11A	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: DMITRY ALEKSANDROVICH ARKHIPOV		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	11B	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: ANDREI VIKTOROVICH BELOBROV		Mgmt.	For	Against
OAO GAZPROM	Russia	20110630	Consent		368287207	11C	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: VADIM KASYMOVICH BIKULOV		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	11D	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: ALEKSEI BORISOVICH MIRONOV		Mgmt.	For	Against
OAO GAZPROM	Russia	20110630	Consent		368287207	11E	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: LIDIYA VASILIEVNA MOROZOVA		Mgmt.	For	Against
OAO GAZPROM	Russia	20110630	Consent		368287207	11F	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: ANNA BORISOVNA NESTEROVA		Mgmt.	For	Abstain
OAO GAZPROM	Russia	20110630	Consent		368287207	11G	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: YURY STANISLAVOVICH NOSOV		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	11H	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: KAREN IOSIFOVICH OGANYAN		Mgmt.	For	Abstain
OAO GAZPROM	Russia	20110630	Consent		368287207	11I	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: KONSTANTIN VALERIEVICH PESOTSKY		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	11J	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: MARIA GENNADIEVNA TIKHONOVA		Mgmt.	For	For
OAO GAZPROM	Russia	20110630	Consent		368287207	11K	ELECT TO THE AUDIT COMMISSION OF OAO GAZPROM: ALEKSANDR SERGEYEVICH YUGOV		Mgmt.	For	For

Fund Name
Core Plus Fixed Income Fund
Company Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Item Number	Ballot Issue description	Director	Proponent	mgt vote	Fund Vote
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	01	DIRECTOR		Mgmt.
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		1		RICHARD B. EVANS	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		2		RICHARD D. FALCONER	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		3		RICHARD GARNEAU	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		4		JEFFREY A. HEARN	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		5		ALAIN RHÉAUME	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		6		PAUL C. RIVETT	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		7		MICHAEL ROUSSEAU	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209		8		DAVID H. WILKINS	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	02	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP APPOINTMENT.		Mgmt.	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	03	ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY- ON-PAY").		Mgmt.	For	For
ABITIBIBOWATER INC.	Canada	09-Jun-2011	Annual	ABT	003687209	04	ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY.		Mgmt.	1 Year	1 Year

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title)*    /s/ Debra McGinty-Poteet
Debra McGinty-Poteet
President

Date         8/4/2011
* Print the name and title of each signing officer under his or her signature.